                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Robert J. Christian
                              1100 N. Market Street
                              Wilmington, DE 19890
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. Government Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                               Principal
                                                                                                 Amount           Value
                                                                                             --------------   --------------
U.S. AGENCY OBLIGATIONS -- 74.1%
   FEDERAL FARM CREDIT BANKS NOTES -- 9.2%
         Federal Farm Credit Banks Notes, 2.65%, 04/07/05*                                   $   50,000,000   $   49,995,691
         Federal Farm Credit Banks Notes, 2.75%, 04/15/05*                                       10,000,000        9,999,036
         Federal Farm Credit Banks Notes, 2.78%, 04/20/05*                                       13,350,000       13,348,158
                                                                                                              --------------
                                                                                                                  73,342,885
                                                                                                              --------------
   FEDERAL HOME LOAN BANKS NOTES -- 23.7%
         Federal Home Loan Bank Notes, 1.36%, 04/01/05                                           10,000,000       10,000,000
         Federal Home Loan Bank Notes, 2.45%, 04/05/05*                                          14,150,000       14,145,611
         Federal Home Loan Bank Notes, 2.08%, 04/15/05                                           25,000,000       24,996,199
         Federal Home Loan Bank Notes, 2.59%, 04/19/05*                                          10,000,000        9,999,897
         Federal Home Loan Bank Notes, 1.30%, 04/27/05                                           15,000,000       14,995,802
         Federal Home Loan Bank Notes, 1.35%, 04/29/05                                           50,000,000       49,950,186
         Federal Home Loan Bank Notes, 1.35%, 04/29/05                                            5,000,000        5,000,000
         Federal Home Loan Bank Notes, 1.38%, 05/03/05                                           10,000,000       10,000,000
         Federal Home Loan Bank Notes, 2.86%, 06/10/05                                           25,000,000       24,860,972
         Federal Home Loan Bank Notes, 2.88%, 06/13/05*                                          20,000,000       19,994,454
         Federal Home Loan Bank Notes, 3.25%, 08/15/05                                            5,000,000        5,002,252
                                                                                                              --------------
                                                                                                                 188,945,373
                                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 20.5%
         Federal Home Loan Mortgage Corporation Discount Notes, 2.52%, 04/12/05                  30,000,000       29,976,945
         Federal Home Loan Mortgage Corporation Discount Notes, 2.56%, 04/19/05                  30,000,000       29,961,600
         Federal Home Loan Mortgage Corporation Discount Notes, 2.69%, 05/10/05                   4,950,000        4,935,575
         Federal Home Loan Mortgage Corporation Discount Notes, 2.77%, 05/24/05                  45,000,000       44,816,487
         Federal Home Loan Mortgage Corporation Discount Notes, 2.79%, 06/13/05                  10,200,000       10,142,294
         Federal Home Loan Mortgage Corporation Discount Notes, 2.90%, 06/13/05                  17,000,000       16,900,031
         Federal Home Loan Mortgage Corporation Discount Notes, 2.89%, 06/14/05                  15,618,000       15,525,220
         Federal Home Loan Mortgage Corporation Discount Notes, 3.09%, 08/09/05                  11,100,000       10,976,143
                                                                                                              --------------
                                                                                                                 163,234,295
                                                                                                              --------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 13.9%
         Federal National Mortgage Association Discount Notes, 2.71%, 05/11/05                   23,833,000       23,761,236
         Federal National Mortgage Association Discount Notes, 2.78%, 06/01/05                   12,755,000       12,694,917
         Federal National Mortgage Association Discount Notes, 2.84%, 06/13/05                   14,772,000       14,686,930
         Federal National Mortgage Association Discount Notes, 2.83%, 07/13/05                   30,000,000       29,757,091
         Federal National Mortgage Association Discount Notes, 2.86%, 07/13/05                   30,000,000       29,754,509
                                                                                                              --------------
                                                                                                                 110,654,683
                                                                                                              --------------

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / U.S. Government Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)-- continued
(Showing Percentage of Total Investments)

   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.8%
         Federal National Mortgage Association Notes, 2.56%, 04/21/05*                       $   25,000,000   $   24,990,901
         Federal National Mortgage Association Notes, 2.84%, 06/09/05*                           29,250,000       29,238,214
                                                                                                              --------------
                                                                                                                  54,229,115
                                                                                                              --------------
     TOTAL U.S. AGENCY OBLIGATIONS (Cost $590,406,351)                                                           590,406,351
                                                                                                              --------------
REPURCHASE AGREEMENTS -- 25.9%
         With Goldman Sachs Group: at 2.89%, dated 03/31/05, to be repurchased at
         $103,642.920 on 04/01/05, collateralized by $106,743,638 of Federal National
         Mortgage Association Securities and Federal Mortgage Acceptance Corporation
         Securities with various coupons and maturities to 01/01/33                             103,634,600      103,634,600

         With Paine Webber: at 2.89%, dated 03/31/05, to be repurchased at
         $103,008,269 on 04/01/05, collateralized by $106,093,504 of Federal National
         Mortgage Association Securities with various coupons and maturities to 04/01/35        103,000,000      103,000,000
                                                                                                              --------------

TOTAL REPURCHASE AGREEMENTS (Cost $206,634,600)                                                                  206,634,600
                                                                                                              --------------

TOTAL INVESTMENTS (Cost $797,040,951)+ -- 100.0%                                                              $  797,040,951
                                                                                                              ==============

----------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.

See Note 3 to Schedule of Investments

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
                                                                                                 SHARES           VALUE
                                                                                             --------------   --------------
COMMON STOCK -- 97.2%
   AEROSPACE & DEFENSE -- 5.1%
         Raytheon Co.                                                                                47,500   $    1,838,250
         The Boeing Co.                                                                              29,400        1,718,724
                                                                                                              --------------
     TOTAL AEROSPACE & DEFENSE                                                                                     3,556,974
                                                                                                              --------------
   COMPUTER SERVICES & SOFTWARE -- 2.8%
         Oracle Corp.*                                                                              158,600        1,979,328
                                                                                                              --------------
     TOTAL COMPUTER SERVICES & SOFTWARE                                                                            1,979,328
                                                                                                              --------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 2.8%
         PPL Corp.                                                                                   36,300        1,959,837
                                                                                                              --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                       1,959,837
                                                                                                              --------------
   ENTERTAINMENT & LEISURE -- 3.7%
         The Walt Disney Co.                                                                         89,200        2,562,716
                                                                                                              --------------
     TOTAL ENTERTAINMENT & LEISURE                                                                                 2,562,716
                                                                                                              --------------
   FINANCE & INSURANCE -- 25.8%
     FINANCIAL SERVICES -- 6.4%
         Citigroup, Inc.                                                                             51,400        2,309,916
         U.S. Bancorp                                                                                75,000        2,161,500
                                                                                                              --------------
                                                                                                                   4,471,416
                                                                                                              --------------
     INSURANCE CARRIERS -- 13.3%
         Ambac Financial Group, Inc.                                                                 26,000        1,943,500
         American International Group, Inc.                                                          31,050        1,720,481
         Chubb Corp.                                                                                 23,000        1,823,210
         Everest Re Group, Ltd.                                                                      22,300        1,897,953
         Lincoln National Corp.                                                                      39,400        1,778,516
                                                                                                              --------------
                                                                                                                   9,163,660
                                                                                                              --------------
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.6%
         Washington Mutual, Inc. (a)                                                                 45,000        1,777,500
                                                                                                              --------------
                                                                                                                   1,777,500
                                                                                                              --------------
     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 3.5%
         Morgan Stanley                                                                              42,000        2,404,500
                                                                                                              --------------

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
                                                                                                 SHARES           VALUE
                                                                                             --------------   --------------
                                                                                                                   2,404,500
                                                                                                              --------------
  TOTAL FINANCE & INSURANCE                                                                                       17,817,076
                                                                                                              --------------
HEALTHCARE -- 2.0%
  HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
      Wellpoint, Inc*                                                                                11,000        1,378,850
                                                                                                              --------------
                                                                                                                   1,378,850
                                                                                                              --------------
  TOTAL HEALTHCARE                                                                                                 1,378,850
                                                                                                              --------------
MANUFACTURING -- 18.0%
  CHEMICAL & ALLIED PRODUCTS -- 2.6%
      Dow Chemical Co.                                                                               36,200        1,804,570
                                                                                                              --------------
                                                                                                                   1,804,570
                                                                                                              --------------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 3.3%
      Tyco International Ltd.                                                                        67,000        2,264,600
                                                                                                              --------------
                                                                                                                   2,264,600
                                                                                                              --------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
      General Electric Co.                                                                           59,600        2,149,176
                                                                                                              --------------
                                                                                                                   2,149,176
                                                                                                              --------------
  FOOD & BEVERAGE -- 3.1%
      Sysco Corp.                                                                                    61,100        2,187,380
                                                                                                              --------------
                                                                                                                   2,187,380
                                                                                                              --------------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 3.0%
      Emerson Electric Co.                                                                           31,600        2,051,788
                                                                                                              --------------
                                                                                                                   2,051,788
                                                                                                              --------------
  PHARMACEUTICAL PREPARATIONS -- 2.9%
      Abbott Laboratories                                                                            43,200        2,013,984
                                                                                                              --------------
                                                                                                                   2,013,984
                                                                                                              --------------
  TOTAL MANUFACTURING                                                                                             12,471,498
                                                                                                              --------------
OIL & GAS -- 10.9%
      ChevronTexaco Corp.                                                                            36,400        2,122,484

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
                                                                                                 SHARES           VALUE
                                                                                             --------------   --------------
      Exxon Mobil Corp.                                                                              45,900        2,735,640
      Halliburton Co.                                                                                63,500        2,746,375
                                                                                                              --------------
  TOTAL OIL & GAS                                                                                                  7,604,499
                                                                                                              --------------
SERVICES -- 2.7%
      Automatic Data Processing, Inc.                                                                42,100        1,892,395
                                                                                                              --------------
  TOTAL SERVICES                                                                                                   1,892,395
                                                                                                              --------------
TECHNOLOGY -- 8.2%
      Hewlett-Packard Co.                                                                            76,900        1,687,186
      International Business Machines Corp.                                                          18,700        1,708,806
      Microsoft Corp.                                                                                94,800        2,291,316
                                                                                                              --------------
  TOTAL TECHNOLOGY                                                                                                 5,687,308
                                                                                                              --------------
TRANSPORTATION -- 3.8%
  RAILROADS -- 3.8%
      CSX Corp.                                                                                      32,700        1,361,955
      Norfolk Southern Corp.                                                                         34,700        1,285,635
                                                                                                              --------------
                                                                                                                   2,647,590
                                                                                                              --------------
  TOTAL TRANSPORTATION                                                                                             2,647,590
                                                                                                              --------------
WHOLESALE & RETAIL TRADE -- 11.4%
  RETAIL BUILDING MATERIALS -- 2.6%
      Home Depot, Inc.                                                                               47,300        1,808,752
                                                                                                              --------------
                                                                                                                   1,808,752
                                                                                                              --------------
  RETAIL DEPARTMENT STORES -- 5.8%
      Kohl's Corp.*                                                                                  47,800        2,467,914
      Target Corp.                                                                                   31,100        1,555,622
                                                                                                              --------------
                                                                                                                   4,023,536
                                                                                                              --------------
  WHOLESALE - MACHINERY EQUIPMENT -- 3.0%
      W.W. Grainger, Inc.                                                                            34,000        2,117,180
                                                                                                              --------------
                                                                                                                   2,117,180
                                                                                                              --------------
  TOTAL WHOLESALE & RETAIL TRADE                                                                                   7,949,468
                                                                                                              --------------
  TOTAL COMMON STOCK
    (Cost $51,729,684)                                                                                            67,507,539
                                                                                                              --------------

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
                                                                                                 SHARES           VALUE
                                                                                             --------------   --------------
SHORT-TERM INVESTMENTS -- 2.1%
   SHORT-TERM INVESTMENTS -- 2.1%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                        725,415          725,415
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                        725,414          725,414
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,450,829)                                                                                           1,450,829
                                                                                                              --------------
PAR

U.S. TREASURY OBLIGATIONS -- 0.7%
   $     250,000   U S Treasury Bills, 2.68%, 04/14/05 (a)                                                    $      249,762
         250,000   U S Treasury Bills, 2.68%, 04/28/05                                                               249,505
                                                                                                              --------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $499,267)                                                                                               499,267
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $53,679,780)+ (1)                                                                                  $   69,457,635
                                                                                                              ==============

                                                                                               Principal/
                                                                                                 Shares
                                                                                             --------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

   COMMERCIAL PAPER
      Thames, 2.80%, 04/20/05                                                                $    1,281,549   $    1,281,549
                                                                                                              --------------

   MASTER NOTE
      Bank of America, 2.580%, 04/01/05                                                             242,017          242,017
      Merrill Lynch, 2.975%, 04/01/05                                                                12,983           12,983
                                                                                                              --------------
     TOTAL MASTER NOTE                                                                                               255,000
                                                                                                              --------------
   TIME DEPOSIT
      Chase, 2.843%, 04/01/05                                                                        57,921           57,921
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $1,594,470) (2)                                                                                  $    1,594,470
                                                                                                              --------------

WT INVESTMENT TRUST I
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

----------
*    Non-income producing security.
(a)  Security partially or fully on loan.
+ The cost for Federal income tax purposes was $53,727,097. At March 31, 2005, net unrealized appreciation was $15,730,538. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $16,471,041, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $740,503.
(1) At March 31, 2005, the market value of securities on loan for the Large Cap Value Series was $1,540,465.00.
(2) The investments held as collateral on loaned securities represented 2.3% of the net assets of the Large Cap Value Series.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 95.2%
   ARGENTINA -- 0.0%
         Grupo Financiero Galicia SA, ADR* (Financial Services)                                       8,047   $       60,674
                                                                                                              --------------
     TOTAL ARGENTINA                                                                                                  60,674
                                                                                                              --------------
   AUSTRALIA -- 4.9%
         Alumina, Ltd. (Metals & Mining)                                                             73,745          335,998
         Amcor, Ltd. (Paperboard Containers & Boxes)                                                 26,921          149,105
         AMP, Ltd. (Insurance)                                                                      118,392          648,402
         Ansell, Ltd. (Plastics)                                                                     18,760          142,796
         Aristocrat Leisure, Ltd. (Recreation, Other Consumer Goods)                                 73,661          580,062
         AXA Asia Pacific Holdings, Ltd. (Insurance)                                                130,966          425,497
         BHP Billiton, Ltd. (Metals & Mining)                                                       292,048        4,037,082
         BHP Steel, Ltd. (Iron & Steel)                                                              84,624          569,510
         Brambles Industries, Ltd. (Diversified-Commercial Services)                                 49,026          301,497
         Coles Myer, Ltd. (Specialty Retail Stores)                                                  50,951          370,878
         Commonwealth Bank of Australia (Banks)                                                      24,892          673,163
         CSR, Ltd. (Building & Construction Materials)                                               16,320           31,056
         DB RREEF Trust (Financial Services)                                                         81,932           81,758
         General Property Trust (Real Estate)                                                        39,658          108,905
         Insurance Australia Group, Ltd. (Insurance)                                                 84,134          412,619
         John Fairfax Holdings, Ltd. (Broadcasting & Publishing)                                     76,871          248,558
         Lend Lease Corp., Ltd. (Real Estate)                                                        34,448          335,756
         Macquarie Airports (Transportation Services)                                               149,854          379,057
         Macquarie Goodman Group* (Real Estate)                                                      40,675          119,564
         Macquarie Infrastructure Group (Transportation Services)                                    82,412          229,500
         Mirvac Group (Real Estate)                                                                  11,096           37,852
         Newcrest Mining, Ltd. (Metals & Mining)                                                     73,904          995,303
         News Corp.- Class B (Broadcasting & Publishing)                                             18,347          323,091
         Patrick Corp., Ltd. (Transportation-Road & Rail)                                            49,963          227,256
         QBE Insurance Group, Ltd. (Insurance)                                                       58,044          668,561
         Qantas Airways, Ltd. (Transportation-Airlines)                                              94,985          260,839
         Rinker Group, Ltd. (Building & Construction Materials)                                      10,181           85,056
         Rio Tinto, Ltd. (Metals & Mining)                                                           59,057        2,062,157
         Santos, Ltd. (Oil & Gas-Exploration & Production)                                           60,070          418,205
         Southcorp, Ltd.* (Beverages)                                                                37,143          121,536
         Stockland Trust Group (Real Estate)                                                        123,735          558,977
         Suncorp-Metway, Ltd. (Financial Services)                                                    7,685          115,506
         Telstra Corp., Ltd. (Telecommunications)                                                   109,529          431,257
         Westpac Banking Corp., Ltd. (Banks)                                                         50,038          736,593
         Woolworths, Ltd. (Retail Food Stores)                                                       13,092          162,544
                                                                                                              --------------
     TOTAL AUSTRALIA                                                                                              17,385,496
                                                                                                              --------------
   AUSTRIA -- 1.5%
         Bank Austria Creditanstalt (Banks)                                                          14,255        1,408,012
         Erste Bank der oesterreichischen Sparkassen AG (Banks)                                      15,053          789,390
         Flughafen Wien AG (Transportation Services)                                                  4,294          289,135
         Oesterreichische Elektrizitaetswirtschafts AG (Verbund) - Class A (Electric
         Companies & Systems)                                                                         2,090          475,346
         OMV AG (Petroleum Refining)                                                                  3,170        1,009,782
         Telekom Austria AG (Telecommunications)                                                     25,496          500,350
         Voestalpine AG (Iron & Steel)                                                                5,090          394,001
         Wienerberger AG (Building & Construction Materials)                                         10,030          457,675
                                                                                                              --------------
     TOTAL AUSTRIA                                                                                                 5,323,691
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   BELGIUM -- 1.5%
         Agfa Gevaert NV (Photographic Equipment & Supplies)                                          1,861           65,279
         Almancora SCA (Financial Services)                                                           3,671          333,970
         Belgacom* (Telecommunications)                                                               5,776          239,466
         Delhaize Group (Retail Food Stores)                                                         15,173        1,042,177
         Fortis (Financial Services)                                                                 70,640        2,017,919
         KBC Bancassurance Holding NV (Banks)                                                        21,801        1,843,100
                                                                                                              --------------
     TOTAL BELGIUM                                                                                                 5,541,911
                                                                                                              --------------
   BRAZIL -- 0.3%
         Caemi Mineracao e Metalurgia SA (Metals & Mining)                                          140,550          130,584
         Companhia Vale do Rio Doce (CVRD) (Metals & Mining)                                          3,200                0
         Companhia Vale do Rio Doce (CVRD), ADR (Metals & Mining)                                    27,307          863,175
         Petroleo Brasileiro SA, ADR* (Oil & Gas-Exploration & Production)                            4,690          180,424
                                                                                                              --------------
     TOTAL BRAZIL                                                                                                  1,174,183
                                                                                                              --------------
   CANADA -- 1.1%
         Bema Gold Corp.* (Metals & Mining)                                                          59,989          160,652
         Canadian Natural Resources, Ltd. (Oil & Gas-Exploration & Production)                       17,867        1,009,536
         Centerra Gold, Inc.* (Metals & Mining)                                                       1,398           22,244
         Eldorado Gold Corp.* (Metals & Mining)                                                      44,150          125,898
         EnCana Corp. (Oil & Gas-Exploration & Production)                                           10,442          737,331
         Ivanhoe Mines, Ltd.* (Metals & Mining)                                                       8,359           62,873
         OPTI Canada, Inc.* (Oil & Gas-Exploration & Production)                                      3,917           84,825
         Petro-Canada (Oil & Gas-Exploration & Production)                                            4,910          285,099
         Talisman Energy, Inc. (Oil & Gas-Exploration & Production)                                   4,922          168,386
         Teck Cominco, Ltd. - Class B (Metals & Mining)                                              21,010          778,855
         Telesystem International Wireless, Inc.* (Telecommunications)                               21,634          329,919
                                                                                                              --------------
     TOTAL CANADA                                                                                                  3,765,618
                                                                                                              --------------
   CZECH REPUBLIC -- 0.8%
         Cesky Telecom as (Telecommunications)                                                       21,327          401,021
         CEZ (Electric & Gas Utilies)                                                                18,043          319,392
         Komercni Banka as (Banks)                                                                   14,251        2,035,565
                                                                                                              --------------
     TOTAL CZECH REPUBLIC                                                                                          2,755,978
                                                                                                              --------------
   DENMARK -- 0.9%
         Bryggerigruppen A/S (Food & Beverage)                                                        2,075          176,651
         Chr. Hansen Holding A/S - Class B (Food & Beverage)                                          1,875          275,745
         Danisco A/S (Food & Beverage)                                                               18,200        1,235,093
         Danske Bank A/S (Financial Services)                                                        25,637          745,782
         Kobenhavns Lufthavne A/S (Transportation Services)                                           2,160          516,618
         Vestas Wind Systems A/S (Energy Equipment & Services)                                        6,200           89,774
                                                                                                              --------------
     TOTAL DENMARK                                                                                                 3,039,663
                                                                                                              --------------
   FINLAND -- 1.1%
         Fortum Oyj (Oil & Gas-Exploration & Production)                                             39,433          769,759
         KCI Konecranes Oyj (Misc. Manufacturing Industries)                                          3,550          146,994
         Nokia Oyj (Telecommunications)                                                             149,523        2,324,151
         Rautaruukki Oyj (Misc. Manufacturing Industries)                                            13,900          187,516
         Sampo Oyj (Financial Services)                                                               2,050           29,840
         Stockmann Oyj Abp (Specialty Retail Stores)                                                  5,550          186,457
         UPM-Kymmene Oyj (Paper & Forest Products)                                                    9,100          202,238
                                                                                                              --------------
     TOTAL FINLAND                                                                                                 3,846,955
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   FRANCE -- 9.2%
         Accor SA (Hotels, Other Lodging Places)                                                      2,317          113,706
         Alcatel SA - Class A (Telecommunications)                                                   58,154          707,425
         Alstom* (Misc. Manufacturing Industries)                                                    94,517           81,074
         Altran Technologies SA (Commercial Services)                                                 7,258           81,122
         Atos Origin SA* (Computer Services)                                                          3,352          227,187
         Autoroutes du Sud de la France (ASF) (Transportation Services)                               4,871          247,716
         Axa (Financial Services)                                                                     5,857          156,427
         BNP Paribas SA (Financial Services)                                                         56,695        4,026,800
         Bouygues SA (Misc. Manufacturing Industries)                                                32,464        1,290,223
         Carrefour SA (Retail Food Stores)                                                            9,292          494,404
         Compagnie de Saint-Gobain (Building & Construction Materials)                               33,241        2,030,473
         European Aeronautic Defence and Space Co. (EADS) (Aerospace & Defense)                      62,196        1,864,005
         France Telecom SA (Telecommunications)                                                       8,034          241,195
         Gecina SA (Real Estate)                                                                      1,609          184,229
         Generale de Sante (Health Care Providers & Service)                                          5,809          115,510
         Groupe Steria SCA (Computer Services Software & Systems)                                       789           30,547
         Havas SA (Advertising)                                                                      29,914          174,949
         JC Decaux SA* (Advertising)                                                                  5,833          159,652
         L' Air Liquide SA (Misc. Manufacturing Industries)                                             784          144,585
         Lafarge SA (Building Materials & Components)                                                 3,976          386,004
         LVMH Moet Hennessy Louis Vuitton SA (Diversified-Industrial & Consumer Products)            17,853        1,338,789
         Pernod-Ricard SA (Beverages)                                                                 2,330          326,135
         Pinault-Printemps-Redoute SA (Retail Department Stores)                                      4,029          431,993
         PSA Peugeot Citroen (Automobiles)                                                           38,211        2,434,372
         Publicis Groupe SA (Advertising)                                                             4,341          133,597
         Renault SA (Automobiles)                                                                     3,531          316,186
         Sanofi-Synthelabo SA (Pharmaceutical Preparations)                                          26,732        2,259,977
         Societe des Autoroutes Paris-Rhin-Rhone (SAPRR) (Transportation Services)                    1,201           67,274
         Societe Television Francaise 1 (Broadcasting & Publishing)                                  13,094          415,229
         Sodexho Alliance SA (Retail Eating & Drinking Places)                                       17,033          569,139
         Suez SA (Water Supply & Other Sanitary Services)                                            77,470        2,090,192
         Thales SA (Aerospace & Defense)                                                              9,413          393,554
         Thomson (Electronics)                                                                       81,102        2,192,402
         Total SA (Petroleum Refining)                                                               21,911        5,140,017
         Union du Credit-Bail Immobilier (Unibail) (Real Estate)                                      1,081          128,480
         Veolia Environment (Water Supply & Other Sanitary Services)                                  9,399          334,213
         Vinci SA (Building & Construction)                                                           4,484          648,031
         Vivendi Universal SA (Commercial Services)                                                  27,936          857,933
                                                                                                              --------------
     TOTAL FRANCE                                                                                                 32,834,746
                                                                                                              --------------
   GERMANY -- 6.8%
         Adidas-Salomon AG (Sporting & Athletic Goods)                                                2,460          391,393
         Allianz AG (Insurance)                                                                       6,697          852,531
         BASF AG (Chemical & Allied Products)                                                        36,518        2,595,614
         Bayerische Hypo-und Vereinsbank AG* (Banks)                                                 16,702          409,605
         Bilfinger Berger AG (Building & Constructions Materials)                                     3,893          194,134
         Commerzbank AG (Banks)                                                                      17,173          373,617
         Deutsche Bank AG (Financial Services)                                                        9,455          817,777
         Deutsche Post AG (Transportation Services)                                                   4,358          106,650
         Deutsche Telekom AG (Telecommunications)                                                    88,552        1,772,329
         E.On AG (Electric Companies & Systems)                                                      39,535        3,400,943
         Fraport AG (Transportation Services)                                                        27,223        1,120,847
         Freenet.de AG* (Internet Services)                                                           2,103           56,112
         Fresenius Medical Care AG (Precision Instruments & Medical Supplies)                         8,014          650,440
         Henkel KGaA (Cosmetics and Toiletries)                                                       3,212          273,010
         Hypo Real Estate Holding AG (Banks)                                                          8,146          340,369
         IVG Immobilien AG (Real Estate)                                                              7,238          122,853
         KarstadtQuelle AG (Retail Department Stores)                                                16,598          166,964
         Linde AG (Misc. Industrial Machinery & Equipment)                                            1,262           86,928

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         MAN AG (Misc. Industrial Machinery & Equipment)                                             13,918          624,053
         Merck KGaA (Pharmaceutical Preparations)                                                    26,681        1,907,173
         Metro AG (Specialty Retail Stores)                                                          12,393          666,971
         Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)                                    6,934          837,552
         Premiere* (Broadcasting & Publishing)                                                        4,050          168,171
         Puma AG (Sporting & Athletic Goods)                                                            686          172,186
         RWE AG (Electric & Gas Utilities)                                                           10,844          657,456
         Schering AG (Pharmaceutical Preparations)                                                   37,097        2,466,576
         Siemens AG (Diversified-Industrial & Consumer Products)                                     10,232          811,842
         ThyssenKrupp AG (Misc. Industrial Machinery & Equipment)                                    55,339        1,142,827
         TUI AG (Diversified-Industrial & Financial Services)                                        24,671          653,135
         Volkswagen AG (Automobiles)                                                                  6,646          317,167
                                                                                                              --------------
     TOTAL GERMANY                                                                                                24,157,225
                                                                                                              --------------
   GREECE -- 0.3%
         Bank of Cyprus, Ltd. (Banks)                                                                21,360           80,228
         Cosmote Mobile Telecommunications SA (Telecommunications)                                    1,010           17,878
         EFG Eurobank Ergasias* (Financial Services)                                                  2,700           83,305
         Hellenic Telecommunications Organization SA (OTE) (Telecommunications)                      30,663          542,771
         Intracom SA (Telecommunications)                                                            15,300           76,755
         National Bank of Greece SA (Banks)                                                          10,235          347,179
         OPAP SA (Amusement & Recreational Services)                                                    560           16,361
         Technical Olympic SA (Building & Construction)                                               2,540           15,647
                                                                                                              --------------
     TOTAL GREECE                                                                                                  1,180,124
                                                                                                              --------------
   HONG KONG -- 1.1%
         Beijing Capital International Airport Co., Ltd. (Transportation Services)                  180,000           67,506
         BOC Hong Kong (Holdings), Ltd. (Banks)                                                     161,500          297,143
         Cheung Kong (Holdings), Ltd. (Real Estate)                                                   9,000           79,911
         China Merchants Holdings International Co., Ltd. (Transportation Services)                  96,000          188,323
         Clear Media Ltd.* (Commercial Services)                                                    153,000          134,377
         CLP (Holdings), Ltd. (Electric Companies & Systems)                                         43,000          244,790
         Giordano International, Ltd. (Retail Apparel & Accessory Stores)                           414,000          281,331
         Hongkong Electric (Holdings), Ltd. (Electric Companies & Systems)                           73,500          327,008
         Hutchinson Whampoa, Ltd. (Diversified-Industrial & Financial Services)                      39,000          331,278
         Orient Overseas International, Ltd. (Transportation Services)                               47,000          226,583
         Shangri-La Asia, Ltd. (Hotels, Other Lodging Places)                                        48,000           70,160
         Sino Land Co., Ltd. (Real Estate)                                                           78,000           70,506
         SmarTone Telecommunications (Holdings), Ltd. (Telecommunications)                           19,500           21,502
         Sun Hung Kai Properties, Ltd. (Real Estate)                                                 20,000          181,425
         Swire Pacific, Ltd. (Diversified-Industrial & Financial Services)                           46,000          364,196
         Texwinca Holdings Ltd. (Textiles & Apparel)                                                224,854          188,835
         The Wharf (Holdings), Ltd. (Real Estate)                                                   102,000          322,373
         Weiqiao Textile Co., Ltd.* (Textiles & Apparel)                                            239,998          341,564
         Wumart Stores, Inc. (Retail Food Stores)                                                    91,631          152,731
                                                                                                              --------------
     TOTAL HONG KONG                                                                                               3,891,542
                                                                                                              --------------
   HUNGARY -- 1.1%
         EGIS Rt. (Pharmaceutical Preparations)                                                       4,172          372,667
         Gedeon Richter Rt. (Pharmaceutical Preparations)                                             1,213          167,039
         Magyar Tavkozlesi Rt. (Matav) (Telecommunications)                                         164,017          772,417
         MOL Magyar Olaj-es Gazipari Rt. (Oil & Gas-Exploration & Production)                         1,711          138,043
         OTP Bank Rt. (Banks)                                                                        72,873        2,497,291
                                                                                                              --------------
     TOTAL HUNGARY                                                                                                 3,947,457
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   INDONESIA -- 0.2%
         PT Bank Mandiri (Banks)                                                                    833,123          150,437
         PT Indofood Sukses Makmur Tbk (Food & Beverage)                                            997,500          122,186
         PT Semen Gresik (Persero) Tbk (Building & Construction Materials)                           93,824          163,969
         PT Telekomunikasi Indonesia (Telecommunications)                                           534,360          252,509
                                                                                                              --------------
     TOTAL INDONESIA                                                                                                 689,101
                                                                                                              --------------
   IRELAND -- 0.5%
         Bank of Ireland (London) (Banks)                                                             7,660          121,255
         Celtic Resources Holdings PLC* (Metals & Mining)                                            17,856          142,218
         CRH PLC (Building & Construction Materials)                                                  5,183          136,203
         Depfa Bank PLC (Banks)                                                                       4,561           72,318
         Dragon Oil PLC* (Oil & Gas-Exploration & Production)                                       163,878          275,602
         Fyffes PLC (Food & Beverage)                                                               119,073          348,194
         Greencore Group PLC (Dublin) (Food & Beverage)                                              33,538          140,788
         Irish Life & Permanent PLC (Financial Services)                                              4,349           77,435
         Kerry Group PLC (Food & Beverage)                                                           13,486          326,879
                                                                                                              --------------
     TOTAL IRELAND                                                                                                 1,640,892
                                                                                                              --------------
   ITALY -- 4.2%
         Assicurazioni Generali SPA (Insurance)                                                      14,484          468,720
         Autostrada Torino-Milano SPA (Diversified Commercial Services)                               3,182           70,882
         Banca Antonveneta SPA (Banks)                                                                5,889          191,340
         Banca Intesa SPA (Banks)                                                                   301,645        1,389,753
         Banca Nazionale del Lavoro SPA (BNL)* (Banks)                                               93,374          300,956
         Banca Popolare di Milano Scrl (BPM) (Banks)                                                 37,672          361,082
         Banche Popolari Unite Scrl (Banks)                                                          16,824          353,780
         Beni Stabili SPA (Real Estate)                                                             149,930          144,193
         Buzzi Unicem SPA (Building & Constructions Materials)                                       10,291          159,827
         Capitalia SPA (Banks)                                                                       21,277          111,094
         Cassa di Risparmio di Firenze SPA (Carifirenze) (Banks)                                    108,286          279,638
         Credito Emiliano SPA (Banks)                                                                26,433          301,109
         Enel SPA (Electric Companies & Systems)                                                     54,187          519,729
         Eni SPA (Petroleum Refining)                                                                71,438        1,859,667
         Fiat SPA* (Automobiles)                                                                     76,679          559,068
         Finmeccanica SPA (Aerospace & Defense)                                                   1,479,470        1,503,620
         IntesaBci SPA (Banks)                                                                      310,382        1,581,276
         Italcementi SPA (Building & Construction Materials)                                          3,294           55,568
         Mediaset SPA (Broadcasting & Publishing)                                                    18,541          267,474
         Mediobanca SPA (Financial Services)                                                         29,349          510,739
         Pirelli & C. SPA (Telecommunications)                                                       61,938           77,278
         Saipem SPA (Misc. Manufacturing Industries)                                                 28,441          361,501
         Sanpaolo IMI SPA (Banks)                                                                    34,112          535,549
         Societa Iniziative Autostradali e Servizi SPA (SIAS) (Transportation Services)               5,595           81,805
         Telecom Italia SPA (Telecommunications)                                                    359,999        1,368,524
         Telecom Italia SPA - RNC (Telecommunications)                                              399,200        1,251,651
         UniCredito Italiano SPA (Banks)                                                             58,974          347,203
                                                                                                              --------------
     TOTAL ITALY                                                                                                  15,013,026
                                                                                                              --------------
   JAPAN -- 17.0%
         Acom Co., Ltd. (Financial Services)                                                          1,590          107,774
         Aderans Co., Ltd. (Cosmetics & Toiletries)                                                   2,200           46,793
         Aeon Credit Service Co., Ltd. (Financial Services)                                           5,151          348,665
         Aiful Corp. (Financial Services)                                                               650           52,141
         Aiful Corp. - When Issued Shares* (Financial Services)                                         325           25,524
         Aisin Seiki Co., Ltd. (Auto Parts & Equipment)                                              10,600          241,810
         Alps Electric Co., Ltd. (Electronic Equipment & Components)                                 51,000          813,921
         Aoyama Trading Co., Ltd. (Retail Apparel & Accessory Stores)                                30,200          817,399

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Asahi Glass Co., Ltd. (Building & Construction Materials)                                   14,000          147,906
         Autobacs Seven Co., Ltd. (Autoparts & Equipment)                                             2,400           77,636
         Bridgestone Corp. (Tire & Rubber)                                                           10,000          184,274
         Canon, Inc. (Computer & Office Equipment)                                                   20,381        1,095,650
         Casio Computer Co., Ltd. (Electronics)                                                      10,200          134,938
         COMSYS Holdings Corp. (Telecommunications)                                                  10,000           84,050
         Credit Saison Co., Ltd. (Financial Services)                                                19,261          695,096
         Dai Nippon Printing Co., Ltd. (Commercial Printing)                                         78,000        1,275,449
         Daihatsu Motor Co., Ltd. (Automobiles)                                                       8,000           62,154
         Daiichi Pharmaceutical Co., Ltd. (Pharmaceutical Preparations)                              39,300          922,242
         Daiwa Securities Group, Inc. (Financial Services)                                           20,000          132,012
         Denso Corp. (Auto Parts & Equipment)                                                        19,448          485,473
         East Japan Railway Co., Ltd. (Transportation-Road & Rail)                                       56          301,571
         Exedy Corp. (Auto Parts & Equipment)                                                         3,600           60,516
         Fuji Photo Film Co., Ltd. (Photographic Equipment & Supplies)                               69,183        2,535,503
         Fuji Soft ABC, Inc. (Computer Services Software & Sysytems)                                    500           15,333
         Fuji Television Network, Inc. (Broadcasting & Publishing)                                      108          255,460
         Fujisawa Pharmaceutical Co., Ltd. (Chemical & Allied Products)                               5,100          119,680
         Fujitsu, Ltd. (Computer Equipment)                                                         136,000          818,848
         Hankyu Department Stores, Inc. (Retail Department Stores)                                  104,000          812,865
         Hitachi Capital Corp. (Financial Services)                                                   9,400          181,040
         Hitachi Chemical Co., Ltd. (Chemical & Allied Products)                                     13,600          243,620
         Hitachi, Ltd. (Electronics)                                                                616,333        3,837,677
         Hokkaido Electric Power Co. (Electric Companies & Systems)                                   2,400           48,915
         Honda Motor Co., Ltd. (Automobiles)                                                         36,884        1,851,786
         Ibiden Co., Ltd. (Electronic Equipment & Components)                                         4,100           79,539
         Ishikawajima-Harima Heavy Industries Co., Ltd. (Misc. Manufacturing Industries)             41,000           66,315
         ITO EN, Ltd. (Beverages)                                                                     2,700          131,516
         Ito-Yokado Co., Ltd. (Specialty Retail Stores)                                              10,777          431,241
         Japan Real Estate Investment Corp. (Real Estate)                                                 1            8,181
         Japan Retail Fund Investment Corp. (Real Estate)                                                 9           71,690
         Japan Tobacco, Inc. (Tobacco)                                                                  133        1,479,712
         JFE Holdings, Inc. (Iron & Steel)                                                              800           22,364
         Kao Corp. (Cosmetics and Toiletries)                                                        30,919          712,559
         Kikkoman Corp. (Food & Beverage)                                                            51,000          512,575
         Kinden Corp. (Commercial Services)                                                          28,000          219,634
         Kirin Brewery Co., Ltd. (Beverages)                                                         11,000          107,470
         Koito Manufacturing Co., Ltd. (Auto Parts & Equipment)                                      31,489          314,713
         Kubota Corp. (Misc. Industrial Machinery & Equipment)                                       89,000          475,954
         Kuraray Co., Ltd. (Textiles & Apparel)                                                      23,000          205,787
         Kyocera Corp. (Electronic Equipment & Components)                                            1,600          114,435
         Kyowa Hakko Kogyo Co., Ltd. (Pharmaceutical Preparations)                                   23,000          176,543
         Kyushu Electric Power Co., Inc. (Electric Companies & Systems)                              41,200          878,235
         Makita Corp. (Electrical Machinery, Equipment, & Supplies)                                  21,000          384,424
         Matsushita Electric Industrial Co., Ltd. (Appliances & Household Durables)                 242,061        3,575,695
         Mitsubishi Chemical Corp. (Chemical & Allied Products)                                      33,000          105,516
         Mitsubishi Electric Corp. (Electrical Machinery, Equipment & Supplies)                     187,000          970,316
         Mitsubishi Gas Chemical Co., Ltd. (Chemical & Allied Products)                              50,000          235,135
         Mitsubishi Tokyo Financial Group, Inc. (MTFG) (Financial Services)                             256        2,225,879
         Mitsui Sumitomo Insurance Co., Ltd. (Insurance)                                             10,000           91,904
         Mitsui Trust Holdings, Inc. (Banks)                                                         26,000          259,125
         Mizuho Financial Group, Inc. (Banks)                                                           364        1,725,393
         Namco, Ltd. (Recreation, Other Consumer Goods)                                              80,600        1,049,699
         Nidec Corp. (Electrical Machinery, Equipment & Supplies)                                     2,000          249,626
         Nikko Cordial Corp. (Financial Services)                                                    28,002          140,324
         Nippon Steel Corp. (Iron & Steel)                                                           52,000          131,750
         Nippon Telegraph & Telephone Corp. (Telecommunications)                                        537        2,354,647
         Nippon Yusen Kabushiki Kaisha (Transportation-Shipping)                                     33,000          199,308
         Nissan Motor Co., Ltd. (Automobiles)                                                        40,974          421,002
         Nisshin Steel Co., Ltd. (Iron & Steel)                                                     193,000          507,040
         Nissin Food Products Co., Ltd. (Food & Beverage)                                             4,900          128,501
         Nitto Denko Corp. (Chemical & Allied Products)                                               7,300          383,564
         Nomura Holdings, Inc. (Security & Commodity Brokers, Dealers & Services)                    44,369          622,228
         Nomura Research Institute, Ltd. (Computer Services Software & Systems)                       2,500          233,732
         NTT DoCoMo, Inc. (Telecommunications)                                                          178          299,551

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Orix Corp. (Financial Services)                                                              4,000          511,219
         Ricoh Co., Ltd. (Computer & Office Equipment)                                                6,000          103,216
         Sankyo Co., Ltd. (Pharmaceutical Preparations)                                              75,100        1,586,818
         Sanyo Electric Co., Ltd. (Electronics)                                                      21,696           67,749
         Secom Co., Ltd. (Safety Protection)                                                          3,000          125,093
         Seino Transportation Co., Ltd. (Transportation Services)                                   130,000        1,278,609
         Sharp Corp. (Electronics)                                                                    9,744          147,763
         Shin-Etsu Chemical Co., Ltd. (Chemical & Allied Products)                                    9,800          371,990
         Shiseido Co., Ltd. (Cosmetics and Toiletries)                                               46,027          608,902
         SMC Corp. (Electrical Machinery, Equipment & Supplies)                                       1,091          123,727
         Sompo Japan Insurance, Inc. (Insurance)                                                    252,000        2,636,387
         Sony Corp. (Electronics)                                                                    35,890        1,432,781
         Sumitomo Electric Industries, Ltd. (Electrical Machinery, Equipment & Supplies)             98,000        1,045,419
         Sumitomo Heavy Industries, Ltd. (Electrical Machinery, Equipment & Supplies)                20,000           78,908
         Sumitomo Mitsui Financial Group, Inc. (Banks)                                                  108          733,059
         Takeda Chemical Industries, Ltd. (Pharmaceutical Preparations)                               8,600          410,864
         Takefuji Corp. (Financial Services)                                                          3,400          229,506
         TDK Corp. (Electronic Equipment & Components)                                                1,800          123,523
         Teijin, Ltd. (Chemical & Allied Products)                                                   16,000           68,512
         Terumo Corp. (Precision Instruments & Medical Supplies)                                      5,100          154,011
         The Bank of Fukuoka, Ltd. (Banks)                                                           97,000          610,331
         The Bank of Yokohama, Ltd.* (Banks)                                                         34,000          207,891
         The Chiba Bank, Ltd. (Banks)                                                                11,000           71,372
         The Joyo Bank, Ltd. (Banks)                                                                 16,000           86,313
         The Seiyu, Ltd.* (Retail Food Stores)                                                       76,863          147,316
         The Sumitomo Trust and Banking Co., Ltd. (Financial Services)                               31,756          207,530
         Tokyo Broadcasting System, Inc. (Broadcasting & Publishing)                                 34,700          678,039
         Toppan Printing Co., Ltd. (Commercial Printing)                                             12,000          131,713
         Toyo Seikan Kaisha, Ltd. (Glass Containers and Other Glass Products)                        61,100        1,137,342
         Toyota Motor Corp. (Automobiles)                                                            83,412        3,111,573
         UFJ Holdings, Inc.* (Banks)                                                                     46          242,558
         Uni-Charm Corp. (Cosmetics & Toiletries)                                                     5,655          254,306
         UNY Co., Ltd. (Retail Department Stores)                                                     6,000           72,251
         West Japan Railway Co. (Transportation-Road & Rail)                                            112          457,592
         Yamaha Motor Co., Ltd. (Motorcycles, Bicycles & Parts)                                      12,000          205,871
         Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceutical Preparations)                            3,525          119,631
                                                                                                              --------------
     TOTAL JAPAN                                                                                                  60,716,228
                                                                                                              --------------
   LUXEMBOURG -- 0.1%
         Millicom International Cellular SA* (Telecommunications)                                     5,856          118,701
         SBS Broadcasting SA* (Broadcasting & Publishing)                                             3,928          175,425
                                                                                                              --------------
     TOTAL LUXEMBOURG                                                                                                294,126
                                                                                                              --------------
   MEXICO -- 0.4%
         America Movil SA de CV, ADR (Telecommunications)                                             2,900          149,640
         Consorcio ARA SA de CV (Real Estate)                                                        14,910           49,378
         Fomento Economico Mexicano SA de CV (Beverages)                                             40,875          218,970
         Grupo Aeroportuario de Sureste SA de CV, ADR (Transportation Services)                       4,100          115,005
         Grupo Financiero Banorte SA de CV (Financial Services)                                      99,603          647,599
         Grupo Financiero Inbursa SA de CV (Financial Services)                                      48,086           94,181
         Urbi, Desarrollos Urbanos SA de CV* (Real Estate)                                           16,666           83,468
                                                                                                              --------------
     TOTAL MEXICO                                                                                                  1,358,241
                                                                                                              --------------
   NETHERLANDS -- 3.4%
         ABN AMRO Holding NV (Financial Services)                                                    28,735          714,790
         Aegon NV (Insurance)                                                                       269,640        3,648,046
         Corio NV (Real Estate)                                                                         298           16,704

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Efes Breweries International, GDR* (Beverages)                                               1,300           39,390
         Heineken NV (Beverages)                                                                     12,357          429,277
         ING Groep NV (Financial Services)                                                           81,019        2,453,398
         Koninklijke (Royal) KPN NV (Telecommunications)                                             25,196          225,947
         Koninklijke (Royal) Philips Electronics NV (Electronics)                                    12,017          331,879
         Rodamco Europe NV (Real Estate)                                                              3,620          271,462
         Royal Dutch Petroleum Co. (Petroleum Refining)                                              49,310        2,955,626
         Royal Numico NV* (Food & Beverage)                                                           4,200          172,271
         TPG NV (Transportation Services)                                                             5,324          151,879
         Unilever NV (Food & Household Products)                                                     11,571          789,506
                                                                                                              --------------
     TOTAL NETHERLANDS                                                                                            12,200,175
                                                                                                              --------------
   NEW ZEALAND -- 0.2%
         Auckland International Airport, Ltd. (Transportation Services)                              40,355          233,046
         Contact Energy, Ltd. (Electric & Gas Utilities)                                              3,409           15,798
         Fletcher Building, Ltd. (Building & Construction Materials)                                 62,301          294,933
         Independent Newspapers, Ltd. (Broadcasting & Publishing)                                     5,640           24,126
         Telecom Corp. of New Zealand, Ltd. (Telecommunications)                                      3,497           15,109
         Tower, Ltd.* (Financial Services)                                                            4,453            5,619
                                                                                                              --------------
     TOTAL NEW ZEALAND                                                                                               588,631
                                                                                                              --------------
   NORWAY -- 1.3%
         Acta Holding ASA* (Financial Services)                                                      43,000           76,270
         DnB Holding ASA (Financial Services)                                                        15,210          155,969
         Norsk Hydro ASA (Misc. Manufacturing Industries)                                            17,217        1,426,024
         Orkla ASA (Food & Beverage)                                                                 33,450        1,229,000
         Smedvig ASA - Class A (Petroleum Refining)                                                   9,715          183,087
         Statoil ASA (Oil & Gas-Exploration & Production)                                            81,750        1,398,233
         Telenor ASA (Telecommunications)                                                            16,699          150,742
         TGS Nopec Geophysical Co. ASA* (Oil & Gas-Exploration & Production)                          2,400           70,696
         Tomra Systems ASA (Aluminum)                                                                28,600          128,180
                                                                                                              --------------
     TOTAL NORWAY                                                                                                  4,818,201
                                                                                                              --------------
   PHILIPPINES -- 0.1%
         Ayala Corp. (Diversified-Industrial & Financial Services)                                  524,000           72,506
         Bank of the Philippine Islands* (Banks)                                                     67,800           62,955
         Globe Telecom, Inc. (Telecommunications)                                                     3,289           52,696
         Philippine Long Distance Telephone Co., ADR* (Telecommunications)                            5,400          136,134
                                                                                                              --------------
     TOTAL PHILIPPINES                                                                                               324,291
                                                                                                              --------------
   POLAND -- 2.3%
         Agora SA (Broadcasting & Publishing)                                                        13,493          253,839
         Bank Millennium SA (Banks)                                                                  77,428           83,306
         Bank Pekao SA (Banks)                                                                       39,107        1,736,567
         Bank Przemyslowo-Handlowy PBK SA (Banks)                                                     2,872          458,935
         Bank Zachodni WBK SA* (Banks)                                                               20,663          657,743
         Budimex SA* (Building & Construction Materials)                                             18,661          285,722
         CCC SA* (Footwear & Related Apparel)                                                        14,855           59,581
         Cersanit-Krasnystaw SA (Water Supply & Other Sanitary Services)                              6,286          220,105
         Grupa Kety SA (Aluminum)                                                                     4,994          188,378
         Inter Cars SA (Auto Parts & Equipment)                                                       6,116           67,750
         Inter Groclin Auto SA (Auto Parts & Equipment)                                               2,415           79,180
         Orbis SA (Hotels, Other Lodging Places)                                                      8,933           69,098
         Polska Grupa Farmaceutyczna (Retail Drug Stores)                                             4,926           86,869
         Polski Koncern Naftowy Orlen SA (Petroleum Refining)                                         8,842          128,345

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Powszechna Kasa Oszczednosci Bank Polski SA (Financial Services)                           271,173        2,399,685
         Sanockie Zaklady Przemyslu Gumowego Stomil SA* (Auto Parts & Equipment)                      1,599           58,025
         Sniezka SA (Building & Construction Materials)                                              11,042           97,011
         Telekomunikacja Polska SA (Telecommunications)                                             130,293          883,413
         ZM Duda SA (Food & Beverage)                                                                85,650          342,164
                                                                                                              --------------
     TOTAL POLAND                                                                                                  8,155,716
                                                                                                              --------------
   PORTUGAL -- 0.4%
         Banco Comercial Portugues SA (BCP) (Financial Services)                                    224,774          613,466
         Brisa Auto Estradas de Portugal SA (Transportation-Road & Rail)                             13,919          117,764
         Electricidade de Portugal SA (EDP) (Electric Companies & Systems)                           66,574          186,024
         Jeronimo Martins, SGPS, SA* (Retail Food Stores)                                             5,635           86,051
         Media Capital, SGPS, SA* (Broadcasting & Publishing)                                        19,439          134,404
         Portugal Telecom, SGPS, SA (Telecommunications)                                              8,650          101,627
         Sonae, SGPS, SA (Diversified-Industrial & Financial Services)                               93,966          141,662
                                                                                                              --------------
     TOTAL PORTUGAL                                                                                                1,380,998
                                                                                                              --------------
   ROMANIA -- 0.6%
         Impact SA (Building & Constructions Materials)                                             442,750          104,964
         Rolast AG* (Tire & Rubber)                                                               1,114,500           46,928
         Romanian Development Bank (Banks)                                                          389,000          662,064
         SIF 1 Banat-Crisana Arad* (Index Fund)                                                      60,000           23,353
         SIF 2 Moldova Bacau* (Index Fund)                                                           65,000           21,850
         SIF 3 Transilvania Brasov* (Index Fund)                                                     49,000           21,326
         SIF 4 Muntenia Bucuresti* (Index Fund)                                                      90,500           24,017
         SIF 5 Oltenia Craiova* (Index Fund)                                                         57,500           22,991
         SNP Petrom SA (Oil & Gas-Exploration & Production)                                      10,482,809        1,301,937
         Socep Constanta* (Transportation-Shipping)                                                 652,000           85,360
                                                                                                              --------------
     TOTAL ROMANIA                                                                                                 2,314,790
                                                                                                              --------------
   RUSSIA -- 2.1%
         Gazprom, ADR (Oil & Gas-Exploration & Production)                                           19,092          646,264
         LUKOIL, ADR* (Oil & Gas-Exploration & Production)                                           16,500        2,234,100
         Mining and Metallurgical Co., Norilsk Nickel, ADR* (Metals & Mining)                        16,600          968,610
         Moscow City Telephone, ADR (Telecommunications)                                              7,800          113,880
         North-West Telecom, ADR* (Telecommunications)                                                3,400          102,085
         NovaTek OAO* (Oil & Gas-Exploration & Production)                                               55           72,050
         RBC Information Systems* (Computer Services)                                                13,268           48,296
         Sberbank RF (Banks)                                                                          3,729        2,211,297
         Sibirtelecom, ADR* (Telecommunications)                                                      3,092          141,490
         Tyumen Oil Co. (Oil & Gas-Exploration & Production)                                         70,101          299,331
         Uralsvyazinform, ADR (Telecommunications)                                                   33,066          237,414
         VolgaTelecom, ADR* (Telecommunications)                                                     39,300          279,030
         Wimm-Bill-Dann Foods OJSC, ADR* (Food & Beverage)                                           10,759          207,971
                                                                                                              --------------
     TOTAL RUSSIA                                                                                                  7,561,818
                                                                                                              --------------
   SINGAPORE -- 0.4%
         Ascendas Real Estate Investment Trust (A-REIT) (Real Estate)                                13,200           15,046
         Capitaland, Ltd. (Real Estate)                                                             111,000          158,158
         CapitaMall Trust (Real Estate)                                                              12,000           14,843
         Creative Technology, Ltd. (Electronic Equipment & Components)                                4,600           44,346
         Datacraft Asia, Ltd.* (Telecommunications)                                                  30,000           28,800
         DBS Group Holdings, Ltd. (Financial Services)                                               48,000          433,638
         Fraser & Neave, Ltd. (Beverages)                                                             6,600           60,826
         Keppel Corp., Ltd. (Diversified-Industrial & Financial Services)                             5,000           33,044

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         OverSea-Chinese Banking Corp., Ltd. (Financial Services)                                     5,000           41,836
         Overseas Union Enterprises, Ltd. (Hotels, Other Lodging Places)                             15,000           74,122
         SembCorp Industries, Ltd. (Misc. Manufacturing Industries)                                  92,000          108,216
         Singapore Airlines, Ltd. (Transportation-Airlines)                                          15,000          108,228
         Singapore Press Holdings, Ltd. (Broadcasting & Publishing)                                   6,000           16,589
         Singapore Telecommunications Ltd. (Telecommunications)                                     101,930          159,449
         SMRT Corp., Ltd. (Transportation-Road & Rail)                                              107,000           60,335
         Suntec Real Estate Investment Trust (Real Estate)                                           21,000           16,298
         United Overseas Bank, Ltd. (Financial Services)                                              7,000           61,117
                                                                                                              --------------
     TOTAL SINGAPORE                                                                                               1,434,891
                                                                                                              --------------
   SOUTH AFRICA -- 0.2%
         Nedcor, Ltd. (Banks)                                                                        50,505          610,239
                                                                                                              --------------
     TOTAL SOUTH AFRICA                                                                                              610,239
                                                                                                              --------------
   SOUTH KOREA -- 0.5%
         Samsung Electronics Co., Ltd. (Electronics)                                                  3,504        1,732,160
                                                                                                              --------------
     TOTAL SOUTH KOREA                                                                                             1,732,160
                                                                                                              --------------
   SPAIN -- 2.5%
         ACS, Actividades de Construccion y Servicios, SA (Building & Construction)                   4,870          120,889
         Altadis SA (Tobacco)                                                                         5,256          215,516
         Amadeus Global Travel Distribution SA (Transportation Services)                            223,715        2,116,663
         Banco Bilbao Vizcaya Argentaria SA (Banks)                                                  21,293          347,578
         Cintra Concesiones de Infraestructuras de Transporte SA* (Transportation Services)          20,571          221,901
         Endesa SA (Electric Companies & Systems)                                                    55,033        1,240,932
         Fadesa Inmobiliaria SA* (Real Estate)                                                       13,648          299,765
         Gas Natural SDG, SA (Gas Companies & Systems)                                                2,500           72,065
         Grupo Empresarial Ence SA (ENCE) (Paper & Forest Products)                                   7,955          240,995
         Grupo Ferrovial SA (Building & Construction)                                                 8,018          455,275
         Industria de Diseno Textil SA (Retail Apparel & Accessory Stores)                            4,469          133,993
         Promotora de Informaciones SA (Prisa) (Broadcasting & Publishing)                           12,326          249,743
         Repsol YPF SA (Petroleum Refining)                                                         115,729        3,071,306
         Telefonica SA (Telecommunications)                                                          23,503          410,533
                                                                                                              --------------
     TOTAL SPAIN                                                                                                   9,197,154
                                                                                                              --------------
   SWEDEN -- 3.3%
         Autoliv, Inc. (Automobiles)                                                                  5,150          246,781
         Capio AB* (Health Care Providers & Service)                                                 11,400          173,188
         Elekta AB - Class B* (Precision Instruments & Medical Supplies)                              8,339          301,915
         Ericsson LM - Class B* (Telecommunications)                                                 44,245          125,011
         ForeningsSparbanken AB (Swedbank) (Banks)                                                   14,200          336,694
         Gambro AB - Class B (Precision Instruments & Medical Supplies)                              47,000          640,618
         Getinge AB - Class B (Precision Instruments & Medical Supplies)                             18,402          275,643
         Lindex AB (Retail Apparel & Accessory Stores)                                                1,700           80,858
         Modern Times Group MTG AB - Class B* (Broadcasting & Publishing)                            12,000          364,607
         Nobia AB (Misc. Manufacturing Industries)                                                    3,654           69,260
         Nordea AB (Banks)                                                                          530,000        5,380,367
         Skandia Forsakrings AB (Insurance)                                                          79,528          405,363
         Skandinaviska Enskilda Banken AB (SEB) (Financial Services)                                 66,200        1,259,484
         Skanska AB - Class B (Misc. Manufacturing Industries)                                      105,384        1,279,295
         Svenska Cellulosa AB (SCA) - Class B (Paper & Forest Products)                               3,700          140,000
         Svenska Handelsbanken AB - Class A (Banks)                                                  25,346          600,974
         TeliaSonera AB (Stockholm) (Telecommunications)                                             12,500           74,540
         Volvo AB - Class A (Automobiles)                                                             3,100          132,923
         Volvo AB - Class B (Automobiles)                                                             3,000          133,107
                                                                                                              --------------
     TOTAL SWEDEN                                                                                                 12,020,628
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   SWITZERLAND -- 5.4%
         Adecco SA (Commercial Services)                                                              2,497          137,640
         Credit Suisse Group (Registered) (Financial Services)                                       70,319        3,029,516
         Holcim, Ltd. - Class B (Building & Construction Materials)                                  18,251        1,126,236
         Nestle SA (Food & Household Products)                                                        6,131        1,683,337
         Novartis AG (Registered) (Pharmaceutical Preparations)                                      74,259        3,476,511
         Roche Holding AG - Genusschein (Pharmaceutical Preparations)                                20,583        2,213,894
         Serono SA - Class B (Biotechnology)                                                            188          136,911
         SGS Societe Generale de Surveillance Holding SA (Commercial Services)                           95           68,705
         Swatch Group AG (Jewelry, Precious Metal)                                                    6,012          829,241
         Swisscom AG (Telecommunications)                                                               819          301,310
         Syngenta AG (Chemical & Allied Products)                                                    15,618        1,636,621
         UBS AG (Financial Services)                                                                  5,353          453,606
         Unique Zurich Airport* (Transportation Services)                                               234           31,412
         Zurich Financial Services AG (Insurance)                                                    23,802        4,191,661
                                                                                                              --------------
     TOTAL SWITZERLAND                                                                                            19,316,601
                                                                                                              --------------
   TURKEY -- 1.7%
         Akbank TAS (Banks)                                                                         235,208        1,140,772
         Aksigorta AS (Insurance)                                                                     1,648            5,833
         Alarko Gayrimenkul Yatirim Ortakligi AS (Real Estate)                                        2,153           43,841
         Anadolu Efes Biracilik ve Malt Sanayii AS ADR* (Beverages)                                       1                4
         Aygaz AS (Diversified-Industrial & Consumer Products)                                       19,924           46,325
         Cimsa Cimento Sanayi ve Ticaret AS (Building & Construction Materials)                      31,180          121,211
         Denizbank AS* (Banks)                                                                            0                1
         Dogan Sirketler Grubu Holding AS (Diversified-Industrial & Financial Services)             325,845          849,296
         Dogan Yayin Holding AS* (Broadcasting & Publishing)                                              1                2
         Dogus Otomotiv Servis ve Ticaret AS (Automobiles)                                           14,867           41,832
         Haci Omer Sabinci Holding AS (Diversified-Industrial & Financial Services)                 274,010          949,550
         Hurriyet Gazetecilik ve Matbaacilik AS (Broadcasting & Publishing)                          30,107           65,542
         Koc Holding AS (Diversified-Industrial & Consumer Products)                                135,965          593,997
         Koc Holding AS - When Issued Shares* (Diversified-Industrial & Consumer Products)           36,197          152,775
         Migros Turk Tas (Food & Beverage)                                                           15,659          108,993
         Turkcell Iletisim Hizmetleri AS (Telecommunications)                                        10,244           70,164
         Turkiye Garanti Bankasi AS* (Banks)                                                        262,484          995,126
         Turkiye Is Bankasi (Isbank) (Banks)                                                        146,735          847,488
         Yapi ve Kredi Bankasi AS (Banks)                                                            20,406           81,594
                                                                                                              --------------
     TOTAL TURKEY                                                                                                  6,114,346
                                                                                                              --------------
   UKRAINE -- 0.0%
         UKRNAFTA* (Oil & Gas-Exploration & Production)                                                  87           13,229
         UkrTelecom* (Telecommunications)                                                            10,468           76,186
                                                                                                              --------------
     TOTAL UKRAINE                                                                                                    89,415
                                                                                                              --------------
   UNITED KINGDOM -- 17.6%
         3i Group PLC (Financial Services)                                                            8,474          107,524
         Aggreko PLC (Commercial Services)                                                           52,423          178,306
         Alliance Unichem PLC (Retail Drug Stores)                                                   77,439        1,131,858
         Allied Domecq PLC (Beverages)                                                               17,343          174,836
         Anglo American PLC (Metals & Mining)                                                        27,515          652,507
         Arriva PLC (Transportation Services)                                                        55,675          552,321
         Associated British Ports Holdings PLC (Transportation-Shipping)                             36,040          327,228
         Aviva PLC (Insurance)                                                                      189,385        2,272,434
         BAA PLC (Transportation-Airlines)                                                           18,968          209,139
         BAE Systems PLC (Aerospace & Defense)                                                      312,060        1,530,197

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Barclays PLC (Financial Services)                                                          568,692        5,813,617
         BG Group PLC (Oil & Gas-Exploration & Production)                                           70,393          547,025
         BHP Billiton PLC* (Metals & Mining)                                                         41,842          562,152
         BP PLC (Petroleum Refining)                                                                427,588        4,431,739
         BP PLC, ADR (Petroleum Refining)                                                            50,900        3,176,160
         Brambles Industries PLC (Diversified-Commercial Services)                                  115,438          660,942
         British Land Co., PLC (Real Estate)                                                          7,077          107,517
         British Sky Broadcasting Group PLC (Broadcasting & Publishing)                              22,414          245,863
         BT Group PLC (Telecommunications)                                                          280,219        1,088,131
         Burberry Group PLC (Retail Apparel & Accessory Stores)                                      18,704          144,731
         Cadbury Schweppes PLC (Food & Beverage)                                                     35,528          356,146
         Centrica PLC (Energy Equipment & Services)                                                 544,790        2,375,433
         Compass Group PLC (Misc. Food Preparations & Kindred Products)                              51,150          233,418
         Corus Group PLC*  (Iron & Steel)                                                            11,836           12,077
         Diageo PLC (Food & Beverage)                                                                69,307          976,985
         Dixons Group PLC (Specialty Retail Stores)                                                 625,492        1,805,406
         Firstgroup PLC (Transportation Services)                                                    28,580          185,372
         Forth Ports PLC (Transportation Services)                                                    3,179           82,657
         GlaxoSmithKline PLC (Pharmaceutical Preparations)                                           93,141        2,134,881
         GlaxoSmithKline PLC, ADR (Pharmaceutical Preparations)                                      42,584        1,955,457
         Hanson PLC (Building & Construction Materials)                                              59,389          561,671
         HBOS PLC (Financial Services)                                                               76,381        1,190,724
         Highland Gold Mining, Ltd. (Metals & Mining)                                                32,946          127,623
         Hilton Group PLC (Hotels, Other Lodging Places)                                             28,031          159,433
         IMI PLC (Misc. Industrial Machinery & Equipment)                                           107,442          833,411
         Imperial Chemical Industries PLC (Chemical & Allied Products)                               50,242          253,958
         Imperial Tobacco Group PLC (Tobacco)                                                        14,078          369,501
         J Sainsbury PLC (Food & Beverage)                                                           85,296          466,202
         Land Securities PLC (Real Estate)                                                            1,256           30,687
         Lloyds TSB Group PL (Banks)                                                                203,021        1,833,753
         Mitchells & Butlers PLC                                                                    105,487          686,689
         National Grid Transco PLC (Electric Companies & Systems)                                    12,454          115,371
         Pearson PLC (Broadcasting & Publishing)                                                     13,331          162,478
         Peter Hambro Mining PLC* (Metals & Mining)                                                  21,709          259,461
         Prudential PLC (Insurance)                                                                  51,541          492,805
         Rank Group PLC (Amusement & Recreational Services)                                          15,268           78,978
         Reckitt Benckiser PLC (Food & Household Products)                                            5,472          173,918
         Reed Elsevier PLC (Broadcasting & Publishing)                                               16,641          172,476
         Reuters Group PLC (Broadcasting & Publishing)                                              115,811          892,857
         Rolls-Royce Group PLC - Class B (Aerospace & Defense)                                      645,253            1,219
         Royal Bank of Scotland Group PLC (Banks)                                                    35,104        1,117,045
         Scottish & Southern Energy PLC (Electric Companies & Systems)                               10,692          178,096
         Scottish Power PLC (Electric Companies & Systems)                                           13,515          104,451
         Shell Transport & Trading Co. PLC (Petroleum Refining)                                     127,851        1,147,545
         Shell Transport & Trading Co. PLC, ADR (Petroleum Refining)                                 66,804        3,631,465
         Smith & Nephew PLC (Precision Instruments & Medical Supplies)                               34,727          326,462
         Tate & Lyle PLC (Food & Beverage)                                                          371,927        3,735,365
         Tesco PLC (Retail Food Stores)                                                             461,542        2,760,304
         The Peninsular and Oriental Steam Navigation Co. (Transportation-Shipping)                  87,976          481,266
         Vodafone Group PLC (Telecommunications)                                                  1,273,389        3,380,721
         Vodafone Group PLC, ADR (Telecommunications)                                               100,399        2,666,597
         William Hill PLC (Amusement & Recreational Services)                                        10,362          107,887
         WPP Group PLC (Advertising)                                                                 33,160          377,523
         Xstrata PLC (Metals & Mining)                                                                4,314           82,333
                                                                                                              --------------
     TOTAL UNITED KINGDOM                                                                                         62,992,334
                                                                                                              --------------
   UNITED STATES -- 0.1%
         iShares MSCI EAFE Index Fund (Index Fund)                                                    1,800          285,966
                                                                                                              --------------
   VENEZUELA -- 0.1%
         Compania Anonima Nacional Telefonos de Venezuela, ADR
         (Telecommunications)                                                                        10,938          206,947
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $294,859,410)                                                                                       339,962,178
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / International Multi- Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
PREFERRED STOCK -- 0.2%
   GERMANY -- 0.2%
         Fresenius Medical Care AG (Precision Instruments & Medical Supplies)                           285           16,464
         Henkel KGaA (Cosmetics and Toiletries)                                                       1,779          161,267
         ProSiebenSat.1 Media AG (Broadcasting & Publishing)                                         34,681          651,756
                                                                                                              --------------
     TOTAL GERMANY                                                                                                   829,487
                                                                                                              --------------
     TOTAL PREFERRED STOCK
       (Cost $771,750)                                                                                               829,487
                                                                                                              --------------

                                                                                               Principal
                                                                                                 Amount
                                                                                             --------------
FOREIGN BONDS -- 0.5%
   HUNGARY -- 0.4%
         Hungary Government Bond, 6.25%, 06/12/08            HUF                             $   88,580,000          451,676
         Hungary Government Bond, 7.00%, 06/24/09            HUF                                 39,020,000          202,939
         Hungary Government Bond, 6.75%, 02/12/13            HUF                                 54,620,000          282,770
         Hungary Government Bond, 5.50%, 02/12/14            HUF                                106,130,000          505,253
                                                                                                              --------------
     TOTAL HUNGARY                                                                                                 1,442,638
                                                                                                              --------------
   VENEZUELA -- 0.1%
         Republic of Venezuela, 9.25%, 09/15/27              USD                                    300,000          297,900
                                                                                                              --------------
     TOTAL FOREIGN BONDS
       (Cost $1,458,531)                                                                                           1,740,538
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 4.1%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                      7,290,645        7,290,645
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                      7,290,644        7,290,644
                                                                                                              --------------
     TOTAL UNITED STATES                                                                                          14,581,289
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $14,581,289)                                                                                         14,581,289
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $311,670,980)+                                                                                     $  357,113,492
                                                                                                              ==============

----------
ADR - American Depository Receipt
GDR - Global Depository Receipt
HUF - Hungarian Forint
USD - US Dollar
*    Non-income producing security.
+ The cost for Federal income tax purposes was $312,781,378. At March 31, 2005, net unrealized appreciation was $44,332,114. This is consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $47,410,593, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,078,479.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Core Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 99.7%
   CHEMICALS -- 2.0%
         Cabot Corp.                                                                                 13,800   $      461,334
                                                                                                              --------------
     TOTAL CHEMICALS                                                                                                 461,334
                                                                                                              --------------
   CONSUMER DISCRETIONARY -- 12.9%
     CASINO & GAMING -- 1.5%
         International Game Technology                                                               13,500          359,910
                                                                                                              --------------
     HOMEBUILDING -- 2.9%
         D.R. Horton, Inc.                                                                           12,666          370,354
         M.D.C. Holdings, Inc.                                                                        4,530          315,515
                                                                                                              --------------
                                                                                                                     685,869
                                                                                                              --------------
     INTERNET & CATALOG RETAIL -- 0.4%
         eBay, Inc.*                                                                                  2,500           93,150
                                                                                                              --------------
     MOVIES & ENTERTAINMENT -- 3.5%
         The Walt Disney Co.                                                                          5,300          152,269
         Time Warner, Inc.*                                                                          26,100          458,055
         Viacom, Inc. - Class B                                                                       5,668          197,416
                                                                                                              --------------
                                                                                                                     807,740
                                                                                                              --------------
     SPECIALTY RETAIL -- 3.3%
         7-Eleven, Inc.*                                                                              2,300           55,246
         Lowe's Cos., Inc.                                                                            7,000          399,630
         The Home Depot, Inc.                                                                         8,243          315,212
                                                                                                              --------------
                                                                                                                     770,088
                                                                                                              --------------
     SPECIALTY STORES -- 1.3%
         Altria Group, Inc.                                                                           1,600          104,624
         Federated Department Stores, Inc.*                                                           3,200          203,648
                                                                                                              --------------
                                                                                                                     308,272
                                                                                                              --------------
     TOTAL CONSUMER DISCRETIONARY                                                                                  3,025,029
                                                                                                              --------------
   CONSUMER STAPLES -- 8.6%
     BEVERAGES -- 0.5%
         The Coca-Cola Co.*                                                                           2,600          108,342
                                                                                                              --------------
     HOUSEHOLD PRODUCTS -- 1.7%
         Kimberly-Clark Corp.                                                                         6,200          407,526
                                                                                                              --------------
     PACKAGED FOODS/MEATS -- 3.8%
         Hormel Foods Corp.                                                                          16,300          507,093
         Pilgrim's Pride Corp.                                                                       10,700          382,204
                                                                                                              --------------
                                                                                                                     889,297
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Core Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     PERSONAL PRODUCTS -- 2.6%
         Avon Products, Inc.                                                                         11,500   $      493,810
         UST, Inc.                                                                                    2,400          124,080
                                                                                                              --------------
                                                                                                                     617,890
                                                                                                              --------------
     TOTAL CONSUMER STAPLES                                                                                        2,023,055
                                                                                                              --------------
   ENERGY -- 16.2%
     ENERGY EQUIPMENT & SERVICES -- 0.5%
         Halliburton Co.*                                                                             2,600          112,450
                                                                                                              --------------
     OIL & GAS EQUIPMENT/SERVICES -- 0.6%
         Sunoco, Inc.                                                                                   700           72,464
         Valero Energy Corp.                                                                          1,000           73,270
                                                                                                              --------------
                                                                                                                     145,734
                                                                                                              --------------
     OIL & GAS EXPLORATION/PRODUCTION -- 15.1%
         Chesapeake Energy Corp. (a)                                                                 19,200          421,248
         ChevronTexaco Corp.                                                                          8,900          518,959
         ConocoPhillips                                                                               5,218          562,710
         Consol Energy, Inc.                                                                          6,400          300,928
         Exxon Mobil Corp.                                                                            9,174          546,770
         Kerr-McGee Corp. (a)                                                                         4,000          313,320
         Marathon Oil Corp.                                                                           2,700          126,684
         Newfield Exploration Co.*                                                                    2,250          167,085
         Occidental Petroleum Corp.                                                                   7,400          526,658
         Premcor, Inc.                                                                                1,200           71,616
                                                                                                              --------------
                                                                                                                   3,555,978
                                                                                                              --------------
     TOTAL ENERGY                                                                                                  3,814,162
                                                                                                              --------------
   FINANCIALS -- 20.6%
     CAPITAL MARKETS -- 4.0%
         Citigroup, Inc.                                                                              9,905          445,131
         Goldman Sachs Group, Inc.                                                                      500           54,995
         J.P. Morgan Chase & Co.                                                                     12,900          446,340
                                                                                                              --------------
                                                                                                                     946,466
                                                                                                              --------------
     COMMERCIAL BANKS -- 0.4%
         CIT Group, Inc.                                                                              2,600           98,800
                                                                                                              --------------
     CONSUMER FINANCE -- 2.5%
         AmeriCredit Corp.*                                                                           4,800          112,512
         MBIA, Inc.                                                                                   7,400          386,872
         WFS Financial, Inc.*                                                                         2,000           86,300
                                                                                                              --------------
                                                                                                                     585,684
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Core Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     INSURANCE - MULTI-LINE -- 3.9%
         American International Group, Inc.                                                             900   $       49,869
         Loews Corp.                                                                                  7,000          514,780
         The Hartford Financial Services Group, Inc.                                                  5,100          349,656
                                                                                                              --------------
                                                                                                                     914,305
                                                                                                              --------------
     INSURANCE - PROPERTY/CASUALTY -- 3.9%
         The Allstate Corp.                                                                           4,300          232,458
         The Progressive Corp.                                                                        5,800          532,207
         The St. Paul Travelers Cos., Inc. (a)                                                        4,300          157,939
                                                                                                              --------------
                                                                                                                     922,604
                                                                                                              --------------
     REGIONAL BANKS -- 4.9%
         Bank of America Corp.                                                                       10,902          480,778
         National City Corp.                                                                          4,600          154,100
         U.S. Bancorp                                                                                16,200          466,884
         Wells Fargo & Co.                                                                            1,100           65,780
                                                                                                              --------------
                                                                                                                   1,167,542
                                                                                                              --------------
     REAL ESTATE INVESTMENT TRUSTL -- 0.4%
         ProLogis                                                                                     2,400           89,040
                                                                                                              --------------
     THRIFTS & MORTGAGE FINANCING -- 0.6%
         Freddie Mac                                                                                  2,142          135,374
                                                                                                              --------------
     TOTAL FINANCIALS                                                                                              4,859,815
                                                                                                              --------------
   GLASS & PLASTIC PACKAGING PRODUCTS -- 0.6%
         Owens-Illinois, Inc.*                                                                        5,300          133,242
                                                                                                              --------------
     TOTAL GLASS & PLASTIC PACKAGING PRODUCTS                                                                        133,242
                                                                                                              --------------
   HEALTHCARE -- 5.6%
     HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
         Beckman Coulter, Inc.                                                                        1,300           86,385
         Boston Scientific Corp.*                                                                     3,000           87,870
                                                                                                              --------------
                                                                                                                     174,255
                                                                                                              --------------
     HEALTH CARE PROVIDERS & SERVICE -- 0.8%
         Express Scripts, Inc.*                                                                       1,200          104,628
         WellPoint, Inc.*                                                                               600           75,210
                                                                                                              --------------
                                                                                                                     179,838
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Core Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     PHARMACEUTICALS -- 4.1%
         Andrx Group*                                                                                 2,700   $       61,209
         Caremark Rx, Inc.*                                                                           6,100          242,658
         Endo Pharmaceuticals Holdings, Inc.*                                                         8,900          200,695
         Pfizer, Inc.                                                                                17,829          468,368
                                                                                                              --------------
                                                                                                                     972,930
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                              1,327,023
                                                                                                              --------------
   INDUSTRIALS -- 12.9%
     AEROSPACE & DEFENSE -- 4.6%
         General Dynamics Corp.                                                                       1,800          192,690
         Honeywell International, Inc.                                                               13,000          483,729
         Northrop Grumman Corp.                                                                       4,000          215,920
         United Technologies Corp.                                                                    1,766          179,532
                                                                                                              --------------
                                                                                                                   1,071,871
                                                                                                              --------------
     COMMERCIAL SERVICES & SUPPLIES -- 1.7%
         American Axle & Manufacturing Holdings, Inc.                                                 4,415          108,168
         Cendant Corp.                                                                                4,500           92,430
         Hughes Supply, Inc.                                                                          3,800          113,050
         MSC Industrial Direct Co., Inc.- Class A*                                                    2,900           88,624
                                                                                                              --------------
                                                                                                                     402,272
                                                                                                              --------------
     ELECTRICAL EQUIPMENT -- 0.4%
         AVX Corp.                                                                                    7,100           86,975
                                                                                                              --------------
     INDUSTRIAL CONGLOMERATES -- 3.0%
         3M Co.                                                                                       5,600          479,864
         General Electric Co.                                                                         6,485          233,849
                                                                                                              --------------
                                                                                                                     713,713
                                                                                                              --------------
     MACHINERY -- 1.9%
         Deere & Co.                                                                                  6,700          449,771
                                                                                                              --------------
     SERVICES - OFFICE/SUPPLIES -- 1.3%
         MeadWestvaco Corp.                                                                           3,450          109,779
         Xerox Corp.*                                                                                12,900          195,435
                                                                                                              --------------
                                                                                                                     305,214
                                                                                                              --------------
     TOTAL INDUSTRIALS                                                                                             3,029,816
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 10.1%
     COMMUNICATIONS EQUIPMENT -- 3.6%
         Adtran, Inc.                                                                                 3,800           67,032
         Motorola, Inc.                                                                              14,086          210,867
         QUALCOMM, Inc.*                                                                              2,600           95,290
         Verizon Communications, Inc.                                                                13,300          472,150
                                                                                                              --------------
                                                                                                                     845,339
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Core Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     IT SERVICES -- 0.7%
         Ask Jeeves, Inc.* (a)                                                                        5,900   $      165,672
                                                                                                              --------------
     SEMICONDUCTORS & SEMI EQUIPMENT -- 3.4%
         Advanced Micro Devices, Inc.*                                                               10,300          166,036
         Intel Corp.                                                                                 20,917          485,903
         National Semiconductor Corp.*                                                                7,000          144,270
                                                                                                              --------------
                                                                                                                     796,209
                                                                                                              --------------
     SOFTWARE -- 2.4%
         Activision, Inc.*                                                                            4,000           59,200
         Microsoft Corp.                                                                             18,697          451,906
         Tibco Software, Inc.*                                                                        7,300           54,385
                                                                                                              --------------
                                                                                                                     565,491
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                  2,372,711
                                                                                                              --------------
   MATERIALS -- 3.4%
     CHEMICALS -- 1.4%
         The Valspar Corp.                                                                            7,300          339,742
                                                                                                              --------------
     METALS & MINING -- 2.0%
         Arch Coal, Inc.*                                                                            10,900          468,809
                                                                                                              --------------
     TOTAL MATERIALS                                                                                                 808,551
                                                                                                              --------------
   TECHNOLOGY -- 4.1%
     COMPUTERS & PERIPHERALS -- 4.1%
         EMC Corp.*                                                                                   7,500           92,400
         Hewlett-Packard Co.                                                                         24,425          535,885
         International Business Machines Corp.                                                        3,600          328,968
                                                                                                              --------------
                                                                                                                     957,253
                                                                                                              --------------
     TOTAL TECHNOLOGY                                                                                                957,253
                                                                                                              --------------
   UTILITIES -- 2.7%
     MULTI - UTILITIES & UNREGULATED POWER -- 2.7%
         AES Corp.*                                                                                  18,800          307,944
         American Electric Power Co., Inc.                                                            3,400          115,804
         PG&E Corp.                                                                                   6,500          221,650
                                                                                                              --------------
                                                                                                                     645,398
                                                                                                              --------------
     TOTAL UTILITIES                                                                                                 645,398
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $22,685,816)                                                                                         23,457,389
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Core Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
SHORT-TERM INVESTMENTS -- 0.3%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                         36,558   $       36,558
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                         36,558           36,558
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $73,116)                                                                                                 73,116
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $22,758,932)+ (1)                                                                                  $   23,530,505
                                                                                                              ==============

                                                                                               Principal
                                                                                                 Amount
                                                                                             --------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   COMMERCIAL PAPER
         Countrywide, 2.816%, 04/27/05                                                       $      153,246   $      153,246
                                                                                                              --------------
   FLOATING RATE NOTE
         Natexis, 2.925%, 04/01/05                                                                  291,151          291,151
         Sedna Finance, 2.780%, 04/15/05                                                            364,771          364,771
                                                                                                              --------------
     TOTAL FLOATING RATE NOTE                                                                                        655,922
                                                                                                              --------------
   INSTITUTIONAL MONEY MARKET TRUST
         Institutional Money Market Trust, 2.804%, 04/01/05                                         135,207          135,207
                                                                                                              --------------
   MASTER NOTE
         Merrill Lynch, 2.975%, 04/01/05                                                             33,805           33,805
                                                                                                              --------------
   TIME DEPOSIT
         Chase, 2.843%, 04/01/05                                                                     48,633           48,633
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $131,400) (2)                                                                                    $    1,026,813
                                                                                                              --------------

----------
*    Non-income producing security.
(a)  Security partially or fully on loan.
+ The cost for Federal income tax purposes was $23,215,495. At March 31, 2005, net unrealized appreciation was $315,010. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,012,427, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $697,417.
(1) At March 31, 2005, the market value of securities on loan for the Large Cap Core Series was $1,012,277.24.
(2) The investments held as collateral on loaned securities represented 4.4% of the net assets of the Large Cap Core Series.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares            Value
                                                                                             --------------   --------------
COMMON STOCK -- 100.0%
   CONSUMER DISCRETIONARY -- 13.3%
     CASINO & GAMING -- 2.2%
         International Game Technology                                                               34,600   $      922,436
                                                                                                              --------------
                                                                                                                     922,436
                                                                                                              --------------
     COMPUTER & ELECTRONICS RETAIL -- 0.3%
         Best Buy Co., Inc.                                                                           2,110          113,961
                                                                                                              --------------
                                                                                                                     113,961
                                                                                                              --------------
     HOMEBUILDING -- 4.2%
         D.R. Horton, Inc.                                                                           22,133          647,169
         M.D.C. Holdings, Inc.                                                                        8,597          598,781
         Standard Pacific Corp.                                                                       7,000          505,330
                                                                                                              --------------
                                                                                                                   1,751,280
                                                                                                              --------------
     MOVIES & ENTERTAINMENT -- 0.4%
         Time Warner, Inc.*                                                                           9,900          173,745
                                                                                                              --------------
                                                                                                                     173,745
                                                                                                              --------------
     SPECIALTY RETAIL -- 6.2%
         7-Eleven, Inc.*                                                                             31,800          763,836
         Lowe's Cos., Inc.                                                                           23,900        1,364,451
         The Home Depot, Inc.                                                                         4,600          175,904
         Wal-Mart Stores, Inc.                                                                        6,600          330,726
                                                                                                              --------------
                                                                                                                   2,634,917
                                                                                                              --------------
     TOTAL CONSUMER DISCRETIONARY                                                                                  5,596,339
                                                                                                              --------------
   CONSUMER STAPLES -- 5.3%
     BEVERAGES -- 0.6%
         The Coca-Cola Co.                                                                            6,000          250,020
                                                                                                              --------------
                                                                                                                     250,020
                                                                                                              --------------
     HOUSEHOLD PRODUCTS -- 1.9%
         Kimberly-Clark Corp.                                                                        11,905          782,516
                                                                                                              --------------
                                                                                                                     782,516
                                                                                                              --------------
     PERSONAL PRODUCTS -- 2.8%
         Avon Products, Inc.                                                                         27,620        1,186,002
                                                                                                              --------------
                                                                                                                   1,186,002
                                                                                                              --------------
     TOTAL CONSUMER STAPLES                                                                                   $    2,218,538
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares            Value
                                                                                             --------------   --------------
   ENERGY -- 6.3%
     OIL & GAS EXPLORATION/PRODUCTION -- 6.3%
         Burlington Resources, Inc.                                                                  15,170          759,562
         Consol Energy, Inc.                                                                          9,205          432,819
         Newfield Exploration Co.*                                                                    8,915          662,028
         Pioneer Natural Resources Co.                                                               19,195          820,010
                                                                                                              --------------
                                                                                                                   2,674,419
                                                                                                              --------------
     TOTAL ENERGY                                                                                                  2,674,419
                                                                                                              --------------
   FINANCIALS -- 10.6%
     INSURANCE - MULTI-LINE -- 0.5%
         American International Group, Inc.                                                           3,700          205,017
                                                                                                              --------------
                                                                                                                     205,017
                                                                                                              --------------
     INSURANCE - PROPERTY/CASUALTY -- 3.3%
         Ambac Financial Group, Inc.                                                                 13,440        1,004,640
         The Progressive Corp.                                                                        4,000          367,040
                                                                                                              --------------
                                                                                                                   1,371,680
                                                                                                              --------------
     REGIONAL BANKS -- 2.5%
         U.S. Bancorp                                                                                36,700        1,057,694
                                                                                                              --------------
                                                                                                                   1,057,694
                                                                                                              --------------
     REAL ESTATE INVESTMENT TRUSTS -- 1.4%
         Ventas, Inc.                                                                                24,370          608,275
                                                                                                              --------------
                                                                                                                     608,275
                                                                                                              --------------
     THRIFTS & MORTGAGE FINANCING -- 2.9%
         Fannie Mae                                                                                   3,015          164,167
         Freddie Mac                                                                                  9,685          612,092
         W Holding Co., Inc.                                                                         46,289          466,130
                                                                                                              --------------
                                                                                                                   1,242,389
                                                                                                              --------------
     TOTAL FINANCIALS                                                                                              4,485,055
                                                                                                              --------------
   HEALTHCARE -- 22.6%
     BIOTECHNOLOGY -- 0.9%
         Charles River Laboratories International, Inc.*                                              8,000          376,320
                                                                                                              --------------
                                                                                                                     376,320
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares            Value
                                                                                             --------------   --------------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
         Beckman Coulter, Inc.                                                                       14,550   $      966,848
         Boston Scientific Corp.*                                                                    11,895          348,405
         PerkinElmer, Inc.                                                                           30,835          636,126
                                                                                                              --------------
                                                                                                                   1,951,379
                                                                                                              --------------
     HEALTH CARE PROVIDERS & SERVICE -- 5.3%
         Community Health Systems*                                                                    5,400          188,514
         Express Scripts, Inc.*                                                                      13,100        1,142,189
         PacifiCare Health Systems, Inc.*                                                             6,270          356,888
         UnitedHealth Group, Inc.                                                                     1,200          114,456
         WellPoint, Inc.*                                                                             3,300          413,655
                                                                                                              --------------
                                                                                                                   2,215,702
                                                                                                              --------------
     PHARMACEUTICALS -- 11.8%
         Andrx Group*                                                                                44,500        1,008,815
         Caremark Rx, Inc.*                                                                           6,900          274,482
         Eli Lilly & Co.                                                                              2,000          104,200
         Endo Pharmaceuticals Holdings, Inc.*                                                        45,300        1,021,515
         Johnson & Johnson                                                                           16,700        1,121,572
         Pfizer, Inc.                                                                                55,000        1,444,851
                                                                                                              --------------
                                                                                                                   4,975,435
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                              9,518,836
                                                                                                              --------------
   INDUSTRIALS -- 14.8%
     AEROSPACE & DEFENSE -- 2.0%
         L-3 Communications Holdings, Inc.                                                            2,100          149,142
         The Boeing Co.                                                                              11,710          684,567
                                                                                                              --------------
                                                                                                                     833,709
                                                                                                              --------------
     AIRLINES -- 0.4%
         Southwest Airlines Co.                                                                      12,800          182,272
                                                                                                              --------------
                                                                                                                     182,272
                                                                                                              --------------
     COMMERCIAL SERVICES & SUPPLIES -- 2.9%
         Hughes Supply, Inc.                                                                         20,870          620,883
         MSC Industrial Direct Co., Inc.- Class A                                                    19,160          585,530
                                                                                                              --------------
                                                                                                                   1,206,413
                                                                                                              --------------
     ELECTRICAL EQUIPMENT -- 3.3%
         AVX Corp.                                                                                   53,735          658,254
         Roper Industries, Inc.                                                                      11,255          737,202
                                                                                                              --------------
                                                                                                                   1,395,456
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares            Value
                                                                                             --------------   --------------
     INDUSTRIAL CONGLOMERATES -- 3.7%
         3M Co.                                                                                      18,010   $    1,543,276
                                                                                                              --------------
                                                                                                                   1,543,276
                                                                                                              --------------
     MACHINERY -- 2.5%
         Briggs & Stratton Corp.                                                                      9,220          335,700
         ITT Industries, Inc.                                                                         8,135          734,102
                                                                                                              --------------
                                                                                                                   1,069,802
                                                                                                              --------------
     TOTAL INDUSTRIALS                                                                                             6,230,928
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 22.5%
     COMMUNICATIONS EQUIPMENT -- 4.4%
         Cisco Systems, Inc.*                                                                        46,000          822,940
         Motorola, Inc.                                                                              57,070          854,338
         QUALCOMM, Inc.                                                                               5,200          190,580
                                                                                                              --------------
                                                                                                                   1,867,858
                                                                                                              --------------
     COMPUTER HARDWARE -- 0.6%
         Dell, Inc.*                                                                                  6,700          257,414
                                                                                                              --------------
                                                                                                                     257,414
                                                                                                              --------------
     OFFICE ELECTRONICS -- 1.5%
         Xerox Corp.*                                                                                40,500          613,575
                                                                                                              --------------
                                                                                                                     613,575
                                                                                                              --------------
     SEMICONDUCTORS & SEMI EQUIPMENT -- 8.8%
         Advanced Micro Devices, Inc.*                                                               38,800          625,456
         Intel Corp.                                                                                 21,535          500,258
         Maxim Integrated Products, Inc.                                                             18,525          757,117
         National Semiconductor Corp.                                                                31,690          653,131
         Novellus Systems, Inc.*                                                                     37,400          999,702
         Silicon Laboratories, Inc.*                                                                  5,100          151,521
                                                                                                              --------------
                                                                                                                   3,687,185
                                                                                                              --------------
     SOFTWARE -- 7.2%
         Activision, Inc.*                                                                           50,266          743,937
         Microsoft Corp.                                                                             95,435        2,306,664
                                                                                                              --------------
                                                                                                                   3,050,601
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                  9,476,633
                                                                                                              --------------
   MATERIALS -- 2.5%
     CHEMICALS -- 0.9%
         Dow Chemical Co.                                                                             7,260          361,911
                                                                                                              --------------
                                                                                                              $      361,911
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares            Value
                                                                                             --------------   --------------
     METALS & MINING -- 1.6%
         Arch Coal, Inc.                                                                             15,645          672,891
                                                                                                              --------------
                                                                                                                     672,891
                                                                                                              --------------
     TOTAL MATERIALS                                                                                               1,034,802
                                                                                                              --------------
   TELECOMMUNICATION SERVICES -- 0.4%
     INTEGRATED TELECOM SERVICES -- 0.4%
         Sprint FON Group                                                                             7,865          178,929
                                                                                                              --------------
                                                                                                                     178,929
                                                                                                              --------------
     TOTAL TELECOMMUNICATION SERVICES                                                                                178,929
                                                                                                              --------------
   UTILITIES -- 1.7%
     MULTI - UTILITIES & UNREGULATED POWER -- 1.7%
         AES Corp.*                                                                                  44,600          730,548
                                                                                                              --------------
     TOTAL UTILITIES                                                                                                 730,548
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $42,835,338)                                                                                         42,145,027
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $42,835,338)+                                                                                      $   42,145,027
                                                                                                              ==============

----------
*    Non-income producing security.
+    The cost for Federal income tax purposes was $43,100,805. At March 31,
2005, net unrealized depreciation was $955,778. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,499,807, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,455,585.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi Manager
 Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 97.2%
   AEROSPACE & DEFENSE -- 1.6%
         Lockheed Martin Corp.                                                                        1,000   $       61,060
         Northrop Grumman Corp.                                                                       4,600          248,308
         United Technologies Corp.                                                                    4,000          406,640
                                                                                                              --------------
     TOTAL AEROSPACE & DEFENSE                                                                                       716,008
                                                                                                              --------------
   COMMUNICATION & BROADCASTING -- 7.0%
         AT&T Corp.                                                                                   4,200           78,750
         CenturyTel, Inc.                                                                             8,600          282,424
         Comcast Corp. - Class A*                                                                    21,900          731,460
         Liberty Media Corp. - Class A*                                                              39,150          405,986
         News Corp. - Class A                                                                        17,136          289,941
         Nextel Communications, Inc.*                                                                21,100          599,662
         Time Warner, Inc.                                                                           43,500          763,425
                                                                                                              --------------
     TOTAL COMMUNICATION & BROADCASTING                                                                            3,151,648
                                                                                                              --------------
   COMPUTER SERVICES -- 1.8%
         Microsoft Corp.                                                                              9,400          227,198
         NCR Corp.*                                                                                   3,000          101,220
         Oracle Corp.*                                                                               34,600          431,808
         Sun Microsystems, Inc.*                                                                     11,200           45,248
                                                                                                              --------------
     TOTAL COMPUTER SERVICES                                                                                         805,474
                                                                                                              --------------
   CONSUMER PRODUCTS -- 3.5%
         Colgate-Palmolive Co.                                                                        5,888          307,177
         Gillette Co.                                                                                14,640          739,027
         Procter & Gamble Co.                                                                        10,300          545,900
                                                                                                              --------------
     TOTAL CONSUMER PRODUCTS                                                                                       1,592,104
                                                                                                              --------------
   CONSUMER PRODUCTS & SERVICES -- 0.3%
         Estee Lauder Companies, Inc. - Class A                                                       3,200          143,936
                                                                                                              --------------
     TOTAL CONSUMER PRODUCTS & SERVICES                                                                              143,936
                                                                                                              --------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 3.2%
         Exelon Corp.                                                                                19,600          899,444
         FirstEnergy Corp.                                                                            7,800          327,210
         PG&E Corp.                                                                                   7,000          238,700
                                                                                                              --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                       1,465,354
                                                                                                              --------------
   ENTERTAINMENT & LEISURE -- 1.5%
         The Walt Disney Co.                                                                         23,750          682,338
                                                                                                              --------------
     TOTAL ENTERTAINMENT & LEISURE                                                                            $      682,338
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi Manager
 Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   FINANCE & INSURANCE -- 21.1%
     FINANCIAL SERVICES -- 3.7%
         Citigroup, Inc.                                                                             27,196        1,222,188
         H&R Block, Inc.                                                                              3,600          182,088
         National City Corp.                                                                          3,800          127,300
         Providian Financial Corp.*                                                                   6,800          116,688
                                                                                                              --------------
                                                                                                                   1,648,264
                                                                                                              --------------
     INSURANCE CARRIERS -- 7.7%
         Aetna, Inc.                                                                                  6,000          449,700
         American International Group, Inc.                                                          15,705          870,214
         Assurant, Inc.                                                                              12,000          404,400
         Chubb Corp.                                                                                  5,100          404,277
         Coventry Health Care, Inc.*                                                                  5,000          340,700
         MGIC Investment Corp.                                                                          600           37,002
         The Allstate Corp.                                                                           9,000          486,540
         Wellpoint, Inc.*                                                                             3,900          488,865
                                                                                                              --------------
                                                                                                                   3,481,698
                                                                                                              --------------
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 4.4%
         American Express Co.                                                                         6,400          328,768
         Fannie Mae                                                                                  10,300          560,835
         Fremont General Corp.                                                                        4,000           87,960
         Golden West Financial Corp.                                                                  2,000          121,000
         Sovereign Bancorp, Inc.                                                                     21,200          469,792
         Washington Mutual, Inc.                                                                     10,200          402,900
                                                                                                              --------------
                                                                                                                   1,971,255
                                                                                                              --------------
     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 4.0%
         Merrill Lynch & Co., Inc.                                                                   14,800          837,680
         Morgan Stanley                                                                              11,000          629,750
         The Bear Stearns Cos., Inc.                                                                  3,600          359,640
                                                                                                              --------------
                                                                                                                   1,827,070
                                                                                                              --------------
     STATE & NATIONAL BANKS -- 1.3%
         Bank of America Corp.                                                                       10,898          480,602
         Wachovia Corp.                                                                               2,000          101,820
                                                                                                              --------------
                                                                                                                     582,422
                                                                                                              --------------
     TOTAL FINANCE & INSURANCE                                                                                     9,510,709
                                                                                                              --------------
   HOTELS & MOTELS -- 0.5%
         Marriott International, Inc. - Class A                                                       3,200          213,952
                                                                                                              --------------
     TOTAL HOTELS & MOTELS                                                                                    $      213,952
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi Manager
 Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   INFORMATION TECHNOLOGY -- 0.5%
     COMPUTER STORAGE/PERIPHERALS -- 0.1%
         Storage Technology Corp.*                                                                    2,000           61,600
                                                                                                              --------------
                                                                                                                      61,600
                                                                                                              --------------
     HOME ENTERTAINMENT SOFTWARE -- 0.1%
         Electronic Arts, Inc.*                                                                         486           25,165
                                                                                                              --------------
     IT CONSULTING & SERVICES -- 0.3%
         Computer Sciences Corp.*                                                                     3,000          137,550
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                    224,315
                                                                                                              --------------
   MANUFACTURING -- 27.5%
     AUTO PARTS & EQUIPMENT -- 0.3%
         BorgWarner, Inc.                                                                             3,000          146,040
                                                                                                              --------------
                                                                                                                     146,040
                                                                                                              --------------
     BIOTECHNOLOGY -- 1.7%
         Amgen, Inc.*                                                                                 7,210          419,694
         Genentech, Inc.*                                                                             6,120          346,453
                                                                                                              --------------
                                                                                                                     766,147
                                                                                                              --------------
     COMPUTERS & OFFICE EQUIPMENT -- 3.2%
         Apple Computer, Inc.*                                                                        4,000          166,680
         Cisco Systems, Inc.*                                                                        10,800          193,212
         Hewlett-Packard Co.                                                                         13,000          285,220
         Intel Corp.                                                                                 21,400          497,122
         Xerox Corp.*                                                                                21,200          321,180
                                                                                                              --------------
                                                                                                                   1,463,414
                                                                                                              --------------
     DIVERSIFIED MANUFACTURING INDUSTRIES -- 2.7%
         3M Co.                                                                                       6,500          556,985
         Honeywell International, Inc.                                                                8,700          323,727
         Illinois Tool Works, Inc.                                                                    3,600          322,308
                                                                                                              --------------
                                                                                                                   1,203,020
                                                                                                              --------------
     FOOD & BEVERAGE -- 1.2%
         PepsiCo, Inc.                                                                               10,320          547,270
                                                                                                              --------------
     GENERAL CONSTRUCTION - SINGLE HOMES -- 1.1%
         NVR, Inc.*                                                                                     200          157,000
         Pulte Corp.                                                                                  4,630   $      340,907
                                                                                                              --------------
                                                                                                                     497,907
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi Manager
 Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     MACHINERY & HEAVY EQUIPMENT -- 0.7%
         Caterpillar, Inc.                                                                            3,700          338,328
                                                                                                              --------------
     MEDICAL EQUIPMENT & SUPPLIES -- 1.1%
         Boston Scientific Corp.*                                                                    12,724          372,686
         Respironics, Inc.*                                                                           1,800          104,886
                                                                                                              --------------
                                                                                                                     477,572
                                                                                                              --------------
     MEDICAL PRODUCTS -- 0.4%
         Becton, Dickinson, & Co.                                                                     3,000          175,260
                                                                                                              --------------
     METAL PRODUCTS -- 0.2%
         Worthington Industries, Inc.                                                                 3,800           73,264
                                                                                                              --------------
     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 3.9%
         Emerson Electric Co.                                                                         7,200          467,496
         General Electric Co.                                                                        35,200        1,269,311
                                                                                                              --------------
                                                                                                                   1,736,807
                                                                                                              --------------
     MISC. MANUFACTURING INDUSTRIES -- 1.5%
         E.I. DuPont de Nemours & Co.                                                                 9,350          479,094
         SPX Corp.                                                                                    5,000          216,400
                                                                                                              --------------
                                                                                                                     695,494
                                                                                                              --------------
     MOTORCYCLES, BICYCLES, & PARTS -- 0.4%
         Harley-Davidson, Inc.                                                                        3,400          196,384
                                                                                                              --------------
     PHARMACEUTICAL PREPARATIONS -- 5.9%
         Abbott Laboratories                                                                         10,500          489,510
         Bristol-Myers Squibb Co.                                                                     2,800           71,288
         Eli Lilly & Co.                                                                              8,323          433,628
         Johnson & Johnson                                                                           17,720        1,190,075
         Pfizer, Inc.                                                                                 8,800          231,176
         Watson Pharmaceuticals, Inc.*                                                                2,200           67,606
         Wyeth                                                                                        3,400          143,412
                                                                                                              --------------
                                                                                                                   2,626,695
                                                                                                              --------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.1%
         Medtronic, Inc.                                                                              9,450          481,478
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi Manager
 Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     SEMICONDUCTORS -- 0.7%
         Maxim Integrated Products, Inc.                                                              7,645   $      312,451
                                                                                                              --------------
     TELECOMMUNICATIONS EQUIPMENT -- 1.4%
         Juniper Networks, Inc.*                                                                     12,379          273,081
         QUALCOMM, Inc.                                                                               9,800          359,170
                                                                                                              --------------
                                                                                                                     632,251
                                                                                                              --------------
     TOTAL MANUFACTURING                                                                                          12,369,782
                                                                                                              --------------
   OIL & GAS -- 7.8%
     OIL & GAS EXPLORATION -- 7.2%
         Apache Corp.                                                                                 8,200          502,086
         ChevronTexaco Corp.                                                                          6,900          402,339
         ConocoPhillips                                                                              11,100        1,197,024
         Devon Energy Corp.                                                                           8,800          420,200
         Exxon Mobil Corp.                                                                            4,500          268,200
         Kerr-McGee Corp.                                                                             2,440          191,125
         Valero Energy Corp.                                                                          3,600          263,772
                                                                                                              --------------
                                                                                                                   3,244,746
                                                                                                              --------------
     PIPELINES -- 0.6%
         The Williams Cos., Inc.                                                                     14,600          274,626
                                                                                                              --------------
     TOTAL OIL & GAS                                                                                               3,519,372
                                                                                                              --------------
   SERVICES -- 8.6%
     ADVERTISING -- 0.9%
         Omnicom Group, Inc.                                                                          4,420          391,258
                                                                                                              --------------
                                                                                                                     391,258
                                                                                                              --------------
     BUSINESS SERVICES -- 1.9%
         Cendant Corp.                                                                               31,030          637,356
         Paychex, Inc.                                                                                8,223          269,879
                                                                                                              --------------
                                                                                                                     907,235
                                                                                                              --------------
     COMMERCIAL SERVICES -- 0.3%
         Sabre Holdings Corp. - Class A                                                               6,200          135,656
                                                                                                              --------------
     CRUISE LINES -- 0.3%
         Carnival Corp.                                                                               2,400          124,344
                                                                                                              --------------
     EDUCATIONAL SERVICES -- 0.8%
         Career Education Corp.*                                                                     10,030          343,628
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi Manager
 Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     MEDICAL & HEALTH SERVICES -- 1.9%
         Caremark Rx, Inc.*                                                                           7,200   $      286,416
         HCA, Inc.                                                                                    8,650          463,381
         PacifiCare Health Systems, Inc.*                                                             2,400          136,608
                                                                                                              --------------
                                                                                                                     886,405
                                                                                                              --------------
     OIL & GAS FIELD SERVICES -- 1.6%
         Schlumberger, Ltd.                                                                          10,100          711,848
                                                                                                              --------------
     PRINTING & PUBLISHING -- 0.9%
         Gannett Co., Inc.                                                                            5,000          395,400
                                                                                                              --------------
     TOTAL SERVICES                                                                                                3,895,774
                                                                                                              --------------
   TRANSPORTATION -- 1.0%
     RAILROADS -- 0.3%
         Burlington Northern Santa Fe Corp.                                                           2,800          151,004
                                                                                                              --------------
                                                                                                                     151,004
                                                                                                              --------------
     TRANSPORTATION- SHIPPING -- 0.7%
         United Parcel Service, Inc. - Class B                                                        4,230          307,690
                                                                                                              --------------
     TOTAL TRANSPORTATION                                                                                            458,694
                                                                                                              --------------
   WHOLESALE & RETAIL TRADE -- 11.3%
     RETAIL APPAREL & ACCESSORY STORES -- 0.3%
         Nike, Inc. - Class B                                                                         1,500          124,965
                                                                                                              --------------
                                                                                                                     124,965
                                                                                                              --------------
     RETAIL DEPARTMENT STORES -- 1.7%
         Federated Department Stores, Inc.                                                            1,200           76,368
         Kohl's Corp.*                                                                                9,027          466,064
         Wal-Mart Stores, Inc.                                                                        4,232          212,066
                                                                                                              --------------
                                                                                                                     754,498
                                                                                                              --------------
     RETAIL EATING & DRINKING PLACES -- 3.2%
         McDonald's Corp.                                                                            30,200          940,427
         Yum! Brands, Inc.                                                                            9,950          515,510
                                                                                                              --------------
                                                                                                                   1,455,937
                                                                                                              --------------
     RETAIL GROCERY STORES -- 0.3%
         Safeway, Inc.*                                                                               8,000          148,240
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Multi Manager
 Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     RETAIL MERCHANDISING -- 2.5%
         Bed Bath & Beyond, Inc.*                                                                     8,666   $      316,656
         CVS Corp.                                                                                    9,850          518,307
         Limited Brands, Inc.                                                                        12,400          301,320
                                                                                                              --------------
                                                                                                                   1,136,283
                                                                                                              --------------
     SPECIALTY RETAIL STORES -- 2.4%
         AutoNation, Inc.*                                                                            3,600           68,184
         Office Depot, Inc.*                                                                         24,150          535,647
         Pitney Bowes, Inc.                                                                          10,750          485,040
                                                                                                              --------------
                                                                                                                   1,088,871
                                                                                                              --------------
     WHOLESALE-DRUGS -- 0.9%
         AmerisourceBergen Corp.                                                                      7,200          412,488
                                                                                                              --------------
                                                                                                                     412,488
                                                                                                              --------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                5,121,282
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $38,960,632)                                                                                         43,870,742
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 2.8%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                        633,410          633,410
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                        633,412          633,412
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,266,822)                                                                                           1,266,822
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $40,227,454)+                                                                                      $   45,137,564
                                                                                                              ==============

----------
*   Non-income producing security.
+   The cost for Federal income tax purposes was $40,414,345. At March 31, 2005, net unrealized appreciation was $4,723,219. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,530,062, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $806,843.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 50.0%
   AEROSPACE & DEFENSE -- 0.8%
         General Dynamics Corp.                                                                         437   $       46,781
         Goodrich Corp.                                                                                 233            8,922
         L-3 Communications Holdings, Inc.                                                              250           17,755
         Lockheed Martin Corp.                                                                          225           13,739
         Northrop Grumman Corp.                                                                         785           42,374
         Raytheon Co.                                                                                 1,110           42,957
         Rockwell Collins, Inc.                                                                         100            4,759
         The Boeing Co.                                                                                 542           31,685
         United Technologies Corp.                                                                      276           28,058
                                                                                                              --------------
     TOTAL AEROSPACE & DEFENSE                                                                                       237,030
                                                                                                              --------------
   COMMUNICATION & BROADCASTING -- 3.1%
         ADC Telecommunications, Inc.*                                                                1,770            3,522
         ALLTEL Corp.                                                                                   658           36,091
         AT&T Corp.                                                                                   1,725           32,344
         CenturyTel, Inc.                                                                               275            9,031
         Clear Channel Communications, Inc.                                                           1,243           42,846
         Comcast Corp. - Class A*                                                                     4,795          161,975
         Meredith Corp.                                                                                 105            4,909
         News Corp. - Class A                                                                         5,670           95,936
         Nextel Communications, Inc.*                                                                   604           17,166
         Time Warner, Inc.                                                                            9,939          174,429
         Univision Communications, Inc. - Class A*                                                      548           15,174
         Verizon Communications, Inc.                                                                 6,008          213,285
         Viacom, Inc. - Class B                                                                       3,700          128,871
                                                                                                              --------------
     TOTAL COMMUNICATION & BROADCASTING                                                                              935,579
                                                                                                              --------------
   COMPUTER SERVICES -- 1.2%
         Adobe Systems, Inc.                                                                             77            5,172
         Affiliated Computer Services, Inc. - Class A*                                                  285           15,173
         Autodesk, Inc.*                                                                                114            3,393
         Citrix Systems, Inc.*                                                                          101            2,406
         Computer Associates International, Inc.                                                        196            5,312
         Electronic Data Systems Corp.                                                                  937           19,368
         EMC Corp.*                                                                                   5,194           63,989
         Microsoft Corp.                                                                              5,915          142,965
         NCR Corp.*                                                                                     412           13,901
         Oracle Corp.*                                                                                2,410           30,077
         Sun Microsystems, Inc.*                                                                      7,303           29,504
         SunGard Data Systems, Inc.*                                                                    649           22,391
         Unisys Corp.*                                                                                  729            5,147
                                                                                                              --------------
     TOTAL COMPUTER SERVICES                                                                                         358,798
                                                                                                              --------------
   CONSUMER PRODUCTS -- 0.7%
         Alberto-Culver Co. - Class B                                                                   199            9,524
         Avon Products, Inc.                                                                            228            9,790
         Bausch & Lomb, Inc.                                                                            114            8,356
         Colgate-Palmolive Co.                                                                          310           16,173
         Eastman Kodak Co.                                                                              633           20,604
         Fortune Brands, Inc.                                                                            66            5,322
         Gillette Co.                                                                                   569           28,723

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Hasbro, Inc.                                                                                   248            5,072
         International Flavors & Fragrances, Inc.                                                       125            4,938
         Kimberly-Clark Corp.                                                                           279           18,339
         Mattel, Inc.                                                                                   135            2,882
         Newell Rubbermaid, Inc.                                                                        180            3,949
         Procter & Gamble Co.                                                                         1,360           72,079
         Reebok International, Ltd.                                                                     101            4,474
         The Clorox Co.                                                                                  20            1,260
         Whirlpool Corp.                                                                                131            8,873
                                                                                                              --------------
     TOTAL CONSUMER PRODUCTS                                                                                         220,358
                                                                                                              --------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 2.3%
         AES Corp.*                                                                                     449            7,355
         Allegheny Energy, Inc.*                                                                        253            5,227
         Ameren Corp.                                                                                   382           18,722
         American Electric Power Co., Inc.                                                              913           31,097
         Calpine Corp.*                                                                               1,155            3,234
         Cinergy Corp.                                                                                  287           11,629
         CMS Energy Corp.*                                                                              654            8,528
         Consolidated Edison, Inc.                                                                      626           26,405
         Constellation Energy Group                                                                     440           22,748
         Dominion Resources, Inc.                                                                       720           53,590
         DTE Energy Co.                                                                                 378           17,191
         Duke Energy Corp.                                                                            2,076           58,149
         Edison International Co.                                                                       706           24,512
         Entergy Corp.                                                                                  557           39,358
         Exelon Corp.                                                                                 1,436           65,897
         FirstEnergy Corp.                                                                              836           35,070
         FPL Group, Inc.                                                                                706           28,346
         KeySpan Corp.                                                                                  317           12,353
         Nicor, Inc.                                                                                    135            5,007
         NiSource, Inc.                                                                                 585           13,332
         Peoples Energy Corp.                                                                           110            4,611
         PG&E Corp.                                                                                     736           25,098
         Pinnacle West Capital Corp.                                                                    217            9,225
         PPL Corp.                                                                                      423           22,838
         Progress Energy, Inc.                                                                          528           22,150
         Public Service Enterprise Group, Inc.                                                          515           28,011
         Sempra Energy Co.                                                                              503           20,040
         TECO Energy, Inc.                                                                              121            1,897
         The Southern Co.                                                                             1,451           46,185
         TXU Corp.                                                                                      160           12,741
         Xcel Energy, Inc.                                                                              813           13,967
                                                                                                              --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                         694,513
                                                                                                              --------------
   ENTERTAINMENT & LEISURE -- 0.5%
         Brunswick Corp.                                                                                207            9,698
         Harrah's Entertainment, Inc.                                                                    62            4,004
         International Game Technology                                                                  234            6,238
         The Walt Disney Co.                                                                          4,433          127,360
                                                                                                              --------------
     TOTAL ENTERTAINMENT & LEISURE                                                                                   147,300
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   FINANCE & INSURANCE -- 15.4%
     FINANCIAL SERVICES -- 4.1%
         AmSouth Bancorp                                                                                753           19,540
         Bank of New York Co., Inc.                                                                   1,886           54,788
         Cit Group, Inc.                                                                                430           16,340
         Citigroup, Inc.                                                                             11,391          511,911
         Countrywide Financial Corp.                                                                  1,257           40,802
         E*TRADE Group, Inc.*                                                                           810            9,720
         First Horizon National Corp.                                                                   286           11,666
         Franklin Resources, Inc.                                                                       522           35,835
         Goldman Sachs Group, Inc.                                                                      936          102,951
         H&R Block, Inc.                                                                                 90            4,552
         Janus Capital Group, Inc.                                                                      145            2,023
         Marshall & Ilsley Corp.                                                                        541           22,587
         MBIA, Inc.                                                                                     348           18,193
         Moody's Corp.                                                                                   79            6,388
         National City Corp.                                                                          1,472           49,312
         Providian Financial Corp.*                                                                     638           10,948
         Prudential Financial, Inc.                                                                   1,199           68,823
         State Street Corp.                                                                             779           34,058
         SunTrust Banks, Inc.                                                                           722           52,035
         Synovus Financial Corp.                                                                        496           13,819
         T.Rowe Price Group, Inc.                                                                        72            4,275
         U.S. Bancorp                                                                                 4,052          116,779
                                                                                                              --------------
                                                                                                                   1,207,345
                                                                                                              --------------
     INSURANCE - PROPERTY/CASUALTY -- 0.5%
         ACE, Ltd.                                                                                      616           25,422
         The Progressive Corp.                                                                          435           39,916
         The St. Paul Cos., Inc.                                                                      1,453           53,369
         XL Capital, Ltd. - Class A                                                                     366           26,487
                                                                                                              --------------
                                                                                                                     145,194
                                                                                                              --------------
     INSURANCE CARRIERS -- 3.2%
         Aetna, Inc.                                                                                    707           52,990
         AFLAC, Inc.                                                                                  1,006           37,484
         Ambac Financial Group, Inc.                                                                    199           14,875
         American International Group, Inc.                                                           5,869          325,201
         AON Corp.                                                                                      686           15,668
         Chubb Corp.                                                                                    413           32,739
         CIGNA Corp.                                                                                    245           21,879
         Cincinnati Financial Corp.                                                                     417           18,185
         Hartford Financial Services Group, Inc.                                                        638           43,741
         Jefferson-Pilot Corp.                                                                          346           16,971
         Lincoln National Corp.                                                                         480           21,667
         Loews Corp.                                                                                    400           29,416
         Marsh & McLennan Cos., Inc.                                                                  1,140           34,679
         MetLife, Inc.                                                                                1,615           63,147
         MGIC Investment Corp.                                                                          177           10,916
         Principal Financial Group, Inc.                                                                664           25,557
         SAFECO Corp.                                                                                   270           13,152
         The Allstate Corp.                                                                           1,486           80,333
         Torchmark Corp.                                                                                204           10,649
         UnumProvident Corp.                                                                            400            6,808
         Wellpoint, Inc.*                                                                               640           80,224
                                                                                                              --------------
                                                                                                                     956,281
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 1.9%
         American Express Co.                                                                           682           35,034
         Capital One Financial Corp.                                                                    527           39,404
         Fannie Mae                                                                                   2,197          119,627
         Freddie Mac                                                                                  1,476           93,283
         Golden West Financial Corp.                                                                    739           44,710
         Huntington Bancshares, Inc.                                                                    390            9,321
         M&T Bank Corp.                                                                                 250           25,515
         MBNA Corp.                                                                                   2,773           68,077
         Northern Trust Corp.                                                                           475           20,634
         SLM Corp.                                                                                      235           11,712
         Sovereign Bancorp, Inc.                                                                        900           19,944
         Washington Mutual, Inc.                                                                      1,892           74,734
                                                                                                              --------------
                                                                                                                     561,995
                                                                                                              --------------
     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 2.1%
         Charles Schwab Corp.                                                                         2,452           25,771
         J.P. Morgan Chase & Co.                                                                      7,868          272,233
         Lehman Brothers Holdings, Inc.                                                                 603           56,778
         Merrill Lynch & Co., Inc.                                                                    2,022          114,445
         Morgan Stanley                                                                               2,480          141,980
         The Bear Stearns Cos., Inc.                                                                    273           27,273
                                                                                                              --------------
                                                                                                                     638,480
                                                                                                              --------------
     STATE & NATIONAL BANKS -- 3.6%
         Bank of America Corp.                                                                        8,878          391,519
         BB&T Corp.                                                                                   1,197           46,779
         Comerica, Inc.                                                                                 353           19,443
         Compass Bancshares, Inc.                                                                       265           12,031
         Fifth Third Bancorp                                                                          1,282           55,100
         KeyCorp                                                                                        884           28,686
         Mellon Financial Corp.                                                                       1,018           29,054
         North Fork Bancorp, Inc.                                                                     1,150           31,901
         PNC Financial Services Group                                                                   652           33,565
         Regions Financial Corp.                                                                      1,009           32,692
         Wachovia Corp.                                                                               3,577          182,105
         Wells Fargo & Co.                                                                            3,670          219,466
         Zions Bancorp                                                                                  122            8,420
                                                                                                              --------------
                                                                                                                   1,090,761
                                                                                                              --------------
     TOTAL FINANCE & INSURANCE                                                                                     4,600,056
                                                                                                              --------------
   HOTELS & MOTELS -- 0.2%
         Hilton Hotels Corp.                                                                            896           20,026
         Marriott International, Inc. - Class A                                                          37            2,474
         Starwood Hotels & Resorts Worldwide, Inc.                                                      420           25,212
                                                                                                              --------------
     TOTAL HOTELS & MOTELS                                                                                            47,712
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 0.2%
     APPLICATION SOFTWARE -- 0.1%
         Compuware Corp.*                                                                               842            6,062
         Intuit, Inc.*                                                                                  110            4,815
         Siebel Systems, Inc.*                                                                        1,246           11,376
                                                                                                              --------------
                                                                                                                      22,253
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     COMPUTER STORAGE/PERIPHERALS -- 0.0%
         Network Appliance, Inc.*                                                                       220            6,085
                                                                                                              --------------
     HOME ENTERTAINMENT SOFTWARE -- 0.0%
         Electronic Arts, Inc.*                                                                         176            9,113
                                                                                                              --------------
     INTERNET SOFTWARE & SERVICES -- 0.0%
         Novell, Inc.*                                                                                  900            5,364
         Symantec Corp.*                                                                                393            8,383
                                                                                                              --------------
                                                                                                                      13,747
                                                                                                              --------------
     IT CONSULTING & SERVICES -- 0.1%
         Computer Sciences Corp.*                                                                       429           19,670
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                     70,868
                                                                                                              --------------
   MANUFACTURING -- 13.5%
     APPAREL -- 0.0%
         Coach, Inc.*                                                                                   175            9,910
                                                                                                              --------------
     AUTO PARTS & EQUIPMENT -- 0.1%
         Genuine Parts Co.                                                                              345           15,004
         Johnson Controls, Inc.                                                                         419           23,363
         The Goodyear Tire & Rubber Co.*                                                                 98            1,308
         Visteon Corp.*                                                                                  99              565
                                                                                                              --------------
                                                                                                                      40,240
                                                                                                              --------------
     AUTOMOBILE MANUFACTURERS -- 0.3%
         Ford Motor Co.                                                                               4,436           50,260
         General Motors Corp.                                                                         1,203           35,356
         Navistar International Corp.*                                                                  120            4,368
         PACCAR, Inc.                                                                                   106            7,673
                                                                                                              --------------
                                                                                                                      97,657
                                                                                                              --------------
     BIOTECHNOLOGY -- 0.3%
         Amgen, Inc.*                                                                                   780           45,404
         Biogen IDEC, Inc.*                                                                             725           25,020
         Genzyme Corp.*                                                                                 134            7,670
         Gilead Sciences, Inc.*                                                                         210            7,518
                                                                                                              --------------
                                                                                                                      85,612
                                                                                                              --------------
     BUILDING MATERIALS & COMPONENTS -- 0.1%
         Louisiana-Pacific Corp.                                                                        101            2,539
         Masco Corp.                                                                                    951           32,971
         Vulcan Materials Co.                                                                           163            9,263
                                                                                                              --------------
                                                                                                                      44,773
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     CHEMICAL & ALLIED PRODUCTS -- 0.5%
         Air Products & Chemicals, Inc.                                                                 570           36,075
         Ashland, Inc.                                                                                  176           11,875
         Dow Chemical Co.                                                                               556           27,717
         Eastman Chemical Co.                                                                           164            9,676
         Engelhard Corp.                                                                                207            6,216
         Great Lakes Chemical Corp.                                                                      35            1,124
         PPG Industries, Inc.                                                                           356           25,461
         Rohm & Haas Co.                                                                                491           23,568
         Sigma-Aldrich Corp.                                                                             80            4,900
                                                                                                              --------------
                                                                                                                     146,612
                                                                                                              --------------
     COMPUTERS & OFFICE EQUIPMENT -- 1.7%
         Apple Computer, Inc.*                                                                          416           17,335
         Cisco Systems, Inc.*                                                                         3,581           64,064
         Dell, Inc.*                                                                                  1,351           51,905
         Gateway, Inc.*                                                                                 100              403
         Hewlett-Packard Co.                                                                          6,554          143,794
         Intel Corp.                                                                                  3,682           85,533
         International Business Machines Corp.                                                          944           86,263
         Lexmark International Group, Inc. - Class A*                                                    89            7,117
         QLogic Corp.*                                                                                   49            1,985
         Xerox Corp.*                                                                                 2,070           31,361
                                                                                                              --------------
                                                                                                                     489,760
                                                                                                              --------------
     CONTAINERS & PACKAGING -- 0.1%
         Ball Corp.                                                                                      82            3,401
         Bemis Co., Inc.                                                                                355           11,048
         Pactiv Corp.*                                                                                   81            1,891
                                                                                                              --------------
                                                                                                                      16,340
                                                                                                              --------------
     DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.2%
         3M Co.                                                                                         480           41,131
         Cooper Industries, Ltd. - Class A                                                              246           17,594
         Honeywell International, Inc.                                                                1,865           69,397
         Illinois Tool Works, Inc.                                                                      187           16,742
         Ingersoll Rand Co.                                                                             372           29,630
         ITT Industries, Inc.                                                                           203           18,319
         Textron, Inc.                                                                                  298           22,237
         Tyco International, Ltd.                                                                     4,364          147,502
                                                                                                              --------------
                                                                                                                     362,552
                                                                                                              --------------
     ELECTRONIC COMPONENTS & EQUIPMENT -- 0.4%
         Agilent Technologies, Inc.*                                                                  1,174           26,063
         Applera Corp. - Applied Biosystems Group                                                       422            8,330
         KLA-Tencor Corp.                                                                               425           19,554
         Molex, Inc.                                                                                    404           10,649
         Parker Hannifin Corp.                                                                          314           19,129
         PerkinElmer, Inc.                                                                              222            4,580

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Rockwell Automation, Inc.                                                                       67            3,795
         Sanmina-SCI Corp.*                                                                           1,282            6,692
         Solectron Corp.*                                                                             2,198            7,627
         Tektronix, Inc.                                                                                117            2,870
         Teradyne, Inc.*                                                                                400            5,840
                                                                                                              --------------
                                                                                                                     115,129
                                                                                                              --------------
     FOOD & BEVERAGE -- 1.0%
         Anheuser-Busch Cos., Inc.                                                                      410           19,430
         Archer Daniels Midland Co.                                                                   1,419           34,879
         Campbell Soup Co.                                                                               50            1,451
         Coca-Cola Co.                                                                                1,320           55,004
         Coca-Cola Enterprises, Inc.                                                                  1,017           20,869
         ConAgra Foods, Inc.                                                                          1,295           34,991
         General Mills, Inc.                                                                            670           32,931
         Hershey Foods Corp.                                                                             70            4,232
         HJ Heinz Co.                                                                                    55            2,026
         Kellogg Co.                                                                                    295           12,765
         McCormick & Co., Inc.                                                                           34            1,171
         Molson Coors Brewing Co.                                                                       190           14,662
         Pepsi Bottling Group, Inc.                                                                      45            1,253
         PepsiCo, Inc.                                                                                  919           48,735
         Sara Lee Corp.                                                                                 425            9,418
         Wm. Wrigley Jr., Co.                                                                           177           11,606
                                                                                                              --------------
                                                                                                                     305,423
                                                                                                              --------------
     FURNITURE -- 0.0%
         Leggett & Platt, Inc.                                                                          415           11,985
                                                                                                              --------------
     GENERAL CONSTRUCTION - SINGLE HOMES -- 0.2%
         Centex Corp.                                                                                   357           20,445
         KB Home Co.                                                                                    143           16,797
         Pulte Corp.                                                                                    262           19,291
                                                                                                              --------------
                                                                                                                      56,533
                                                                                                              --------------
     HAND HELD TOOLS -- 0.0%
         Black & Decker Corp.                                                                           110            8,689
                                                                                                              --------------
     LUMBER & WOOD PRODUCTS -- 0.1%
         Plum Creek Timber Co., Inc.                                                                    440           15,708
                                                                                                              --------------
     MACHINERY & HEAVY EQUIPMENT -- 0.2%
         Baker Hughes, Inc.                                                                             210            9,343
         Caterpillar, Inc.                                                                              186           17,008
         Cummins, Inc.                                                                                  102            7,176
         Deere & Co.                                                                                    607           40,748
                                                                                                              --------------
                                                                                                                      74,275
                                                                                                              --------------
     MEDICAL EQUIPMENT & SUPPLIES -- 0.1%
         Boston Scientific Corp.*                                                                       450           13,181
         Zimmer Holdings, Inc.*                                                                          99            7,703
                                                                                                              --------------
                                                                                                                      20,884
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     MEDICAL PRODUCTS -- 0.1%
         Baxter International, Inc.                                                                     198            6,728
         Becton, Dickinson, & Co.                                                                       100            5,842
         Biomet, Inc.                                                                                   139            5,046
         Stryker Corp.                                                                                  221            9,859
                                                                                                              --------------
                                                                                                                      27,475
                                                                                                              --------------
     METAL PRODUCTS -- 0.3%
         Alcoa, Inc.                                                                                  2,084           63,333
         Nucor Corp.                                                                                    352           20,261
         United States Steel Corp.                                                                      286           14,543
                                                                                                              --------------
                                                                                                                      98,137
                                                                                                              --------------
     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.9%
         American Power Conversion Corp.                                                                590           15,405
         Emerson Electric Co.                                                                           247           16,038
         General Electric Co.                                                                         5,868          211,599
         Jabil Circuit, Inc.*                                                                           294            8,385
         Thermo Electron Corp.*                                                                         310            7,840
                                                                                                              --------------
                                                                                                                     259,267
                                                                                                              --------------
     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.1%
         Dover Corp.                                                                                    466           17,610
                                                                                                              --------------
     MISC. MANUFACTURING INDUSTRIES -- 0.4%
         Cintas Corp.                                                                                   133            5,494
         Dana Corp.                                                                                     291            3,722
         Danaher Corp.                                                                                  109            5,822
         E.I. DuPont de Nemours & Co.                                                                   625           32,025
         Eaton Corp.                                                                                    294           19,228
         Monsanto Co.                                                                                   643           41,474
         Pall Corp.                                                                                     300            8,136
         Temple-Inland, Inc.                                                                            172           12,479
                                                                                                              --------------
                                                                                                                     128,380
                                                                                                              --------------
     MOTORCYCLES, BICYCLES, & PARTS -- 0.0%
         Harley-Davidson, Inc.                                                                          143            8,260
                                                                                                              --------------
     PAPER & FOREST PRODUCTS -- 0.4%
         Georgia-Pacific Corp.                                                                          477           16,929
         International Paper Co.                                                                      1,047           38,519
         MeadWestvaco Corp.                                                                             590           18,774
         Weyerhaeuser Co.                                                                               515           35,278
                                                                                                              --------------
                                                                                                                     109,500
                                                                                                              --------------
     PHARMACEUTICAL PREPARATIONS -- 2.7%
         Abbott Laboratories                                                                            850           39,627

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Allergan, Inc.                                                                                  20            1,389
         Bristol-Myers Squibb Co.                                                                     1,060           26,988
         Chiron Corp.*                                                                                  397           13,919
         Eli Lilly & Co.                                                                                725           37,773
         Forest Laboratories, Inc.*                                                                     104            3,843
         Johnson & Johnson                                                                            1,615          108,462
         King Pharmaceuticals, Inc.*                                                                    524            4,354
         Merck & Co., Inc.                                                                            1,210           39,168
         Mylan Laboratories, Inc.                                                                       600           10,632
         Pfizer, Inc.                                                                                16,535          434,373
         Schering-Plough Corp.                                                                          930           16,880
         Waters Corp.*                                                                                   67            2,398
         Watson Pharmaceuticals, Inc.*                                                                  236            7,252
         Wyeth                                                                                          725           30,581
                                                                                                              --------------
                                                                                                                     777,639
                                                                                                              --------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.2%
         C.R. Bard, Inc.                                                                                 92            6,263
         Guidant Corp.                                                                                  173           12,785
         Medtronic, Inc.                                                                                755           38,467
         St. Jude Medical, Inc.*                                                                        197            7,092
                                                                                                              --------------
                                                                                                                      64,607
                                                                                                              --------------
     SEMICONDUCTORS -- 0.9%
         Advanced Micro Devices, Inc.*                                                                  873           14,073
         Altera Corp.*                                                                                  203            4,015
         Analog Devices, Inc.                                                                           207            7,481
         Applied Materials, Inc.                                                                      3,679           59,784
         Applied Micro Circuits Corp.*                                                                  100              329
         Broadcom Corp. - Class A*                                                                      178            5,326
         Freescale Semiconductor, inc.*                                                                 849           14,645
         Linear Technology Corp.                                                                        229            8,773
         LSI Logic Corp.*                                                                               822            4,595
         Maxim Integrated Products, Inc.                                                                274           11,198
         Micron Technology, Inc.*                                                                     1,328           13,732
         National Semiconductor Corp.                                                                   778           16,035
         Novellus Systems, Inc.*                                                                        294            7,859
         NVIDIA Corp.*                                                                                  362            8,601
         Texas Instruments, Inc.                                                                      3,750           95,588
         Xilinx, Inc.                                                                                   189            5,524
                                                                                                              --------------
                                                                                                                     277,558
                                                                                                              --------------
     TELECOMMUNICATIONS EQUIPMENT -- 0.9%
         Andrew Corp.*                                                                                  288            3,372
         Avaya, Inc.*                                                                                   340            3,971
         BellSouth Corp.                                                                              4,162          109,418
         CIENA Corp.*                                                                                 1,257            2,162
         Citizens Communications Co.                                                                    745            9,640
         Comverse Technology, Inc.*                                                                     430           10,845
         Corning, Inc.*                                                                                 729            8,114
         JDS Uniphase Corp.*                                                                          3,650            6,096
         Lucent Technologies, Inc.*                                                                   2,425            6,669
         Motorola, Inc.                                                                               5,287           79,146
         QUALCOMM, Inc.                                                                                 891           32,655
         Tellabs, Inc.*                                                                               1,084            7,913
                                                                                                              --------------
                                                                                                                     280,001
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     TOBACCO -- 0.3%
         Altria Group, Inc.                                                                           1,135           74,218
         Reynolds American, Inc.                                                                        264           21,276
         UST, Inc.                                                                                       91            4,705
                                                                                                              --------------
                                                                                                                     100,199
                                                                                                              --------------
     TRANSPORTATION EQUIPMENT -- 0.0%
         Delphi Corp.                                                                                 1,310            5,869
                                                                                                              --------------
     TOTAL MANUFACTURING                                                                                           4,056,584
                                                                                                              --------------
   MINING -- 0.2%
         Freeport-McMoRan Copper & Gold, Inc. - Class B                                                 219            8,675
         Newmont Mining Corp.                                                                           885           37,391
         Phelps Dodge Corp.                                                                             177           18,006
                                                                                                              --------------
     TOTAL MINING                                                                                                     64,072
                                                                                                              --------------
   OIL & GAS -- 4.1%
     CRUDE PETROLEUM & NATURAL GAS -- 1.1%
         Exxon Mobil Corp.                                                                            3,496          208,362
         Marathon Oil Corp.                                                                             800           37,536
         Occidental Petroleum Corp.                                                                     787           56,011
         Praxair, Inc.                                                                                  141            6,748
         Sunoco, Inc.                                                                                   153           15,839
                                                                                                              --------------
                                                                                                                     324,496
                                                                                                              --------------
     DRILLING OIL & GAS WELLS -- 0.3%
         Nabors Industries, Ltd.*                                                                       325           19,221
         Noble Corp.                                                                                    356           20,011
         Rowan Cos., Inc.*                                                                              280            8,380
         Transocean, Inc.*                                                                              677           34,838
                                                                                                              --------------
                                                                                                                      82,450
                                                                                                              --------------
     OIL & GAS EXPLORATION -- 2.4%
         Amerada Hess Corp.                                                                             198           19,050
         Anadarko Petroleum Corp.                                                                       601           45,736
         Apache Corp.                                                                                   631           38,636
         Burlington Resources, Inc.                                                                     870           43,561
         ChevronTexaco Corp.                                                                          4,577          266,884
         ConocoPhillips                                                                               1,486          160,250
         Devon Energy Corp.                                                                           1,053           50,281
         EOG Resources, Inc.                                                                            528           25,735
         Kerr-McGee Corp.                                                                               411           32,194
         Unocal Corp.                                                                                   499           30,783
         Valero Energy Corp.                                                                            600           43,962
         XTO Energy, Inc.                                                                               226            7,422
                                                                                                              --------------
                                                                                                                     764,494
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
         National Oilwell, Inc.*                                                                        350           16,345
                                                                                                              --------------
     PIPELINES -- 0.2%
         Dynegy, Inc.*                                                                                  720            2,815
         El Paso Corp.                                                                                1,442           15,256
         Kinder Morgan, Inc.                                                                            177           13,399
         The Williams Cos., Inc.                                                                      1,204           22,647
                                                                                                              --------------
                                                                                                                      54,117
                                                                                                              --------------
     TOTAL OIL & GAS                                                                                               1,241,902
                                                                                                              --------------
   REAL ESTATE INVESTMENT TRUSTS -- 0.3%
         Apartment Investment & Management Co. - Class A                                                230            8,556
         Archstone-Smith Trust [REIT]                                                                   275            9,380
         Equity Office Properties Trust                                                               1,046           31,516
         Equity Residential Properties Trust                                                            771           24,834
         ProLogis                                                                                       394           14,617
         Simon Property Group, Inc.                                                                      36            2,181
                                                                                                              --------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                              91,084
                                                                                                              --------------
   SERVICES -- 3.6%
     ADVERTISING -- 0.1%
         Omnicom Group, Inc.                                                                             99            8,763
         The Interpublic Group of Cos., Inc.*                                                           912           11,199
                                                                                                              --------------
                                                                                                                      19,962
                                                                                                              --------------
     BUSINESS SERVICES -- 0.5%
         Automatic Data Processing, Inc.                                                                319           14,339
         Avery Dennison Corp.                                                                            20            1,239
         BMC Software, Inc.*                                                                            427            6,405
         Cendant Corp.                                                                                2,288           46,996
         Convergys Corp.*                                                                               511            7,629
         Equifax, Inc.                                                                                  160            4,910
         First Data Corp.                                                                               572           22,485
         Fiserv, Inc.*                                                                                  425           16,915
         Paychex, Inc.                                                                                  205            6,728
         R.R. Donnelley, & Sons Co.                                                                     308            9,739
         Robert Half International, Inc.                                                                 19              512
         Veritas Software Corp.*                                                                      1,029           23,893
                                                                                                              --------------
                                                                                                                     161,790
                                                                                                              --------------
     COMMERCIAL SERVICES -- 0.0%
         Monster Worldwide, Inc.*                                                                       175            4,909
         Sabre Holdings Corp. - Class A                                                                 242            5,295
                                                                                                              --------------
                                                                                                                      10,204
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     CRUISE LINES -- 0.2%
         Carnival Corp.                                                                               1,251           64,815
                                                                                                              --------------
     EDUCATIONAL SERVICES -- 0.0%
         Apollo Group, Inc. - Class A*                                                                  103            7,628
                                                                                                              --------------
     INTERNET SERVICES -- 0.2%
         eBay, Inc.*                                                                                    690           25,709
         Qwest Communications International, Inc.*                                                      990            3,663
         Yahoo!, Inc.*                                                                                  772           26,171
                                                                                                              --------------
                                                                                                                      55,543
                                                                                                              --------------
     MEDICAL & HEALTH SERVICES -- 1.2%
         Cardinal Health, Inc.                                                                        1,005           56,079
         Caremark Rx, Inc.*                                                                             990           39,382
         Express Scripts, Inc. - Class A*                                                                60            5,231
         Fisher Scientific International, Inc.*                                                         340           19,353
         HCA, Inc.                                                                                      915           49,017
         Health Management Associates, Inc. - Class A                                                   480           12,566
         Humana, Inc.*                                                                                  347           11,083
         Laboratory Corp. of America Holdings*                                                          190            9,158
         Manor Care, Inc.                                                                               250            9,090
         McKesson Corp.                                                                                 721           27,218
         Medco Health Solutions, Inc.*                                                                  592           29,345
         Quest Diagnostic, Inc.                                                                           5              526
         Tenet Healthcare Corp.*                                                                      1,013           11,680
         UnitedHealth Group, Inc.                                                                       375           35,768
                                                                                                              --------------
                                                                                                                     315,496
                                                                                                              --------------
     OIL & GAS FIELD SERVICES -- 0.1%
         BJ Services Co.                                                                                 55            2,853
         Halliburton Co.                                                                                219            9,472
         Schlumberger, Ltd.                                                                             378           26,641
                                                                                                              --------------
                                                                                                                      38,966
                                                                                                              --------------
     PRINTING & PUBLISHING -- 0.3%
         Gannett Co., Inc.                                                                              588           46,499
         The McGraw-Hill Cos., Inc.                                                                     141           12,302
         The New York Times Co.                                                                         135            4,938
         Tribune Co.                                                                                    692           27,590
                                                                                                              --------------
                                                                                                                      91,329
                                                                                                              --------------
     SANITARY SERVICES -- 0.1%
         Allied Waste Industries, Inc.*                                                                 513            3,750
         Waste Management, Inc.                                                                       1,372           39,582
                                                                                                              --------------
                                                                                                                      43,332
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     TELECOMMUNICATIONS SERVICES -- 0.9%
         SBC Communications, Inc.                                                                     7,152          169,432
         Scientific-Atlanta, Inc.                                                                       336            9,482
         Sprint Corp.                                                                                 3,404           77,442
                                                                                                              --------------
                                                                                                                     256,356
                                                                                                              --------------
     TRANSPORTATION -- 0.0%
         Ryder Systems, Inc.                                                                            235            9,800
                                                                                                              --------------
     TOTAL SERVICES                                                                                                1,075,221
                                                                                                              --------------
   TRANSPORTATION -- 0.9%
     AIR TRANSPORTATION -- 0.1%
         Southwest Airlines Co.                                                                       2,029           28,893
                                                                                                              --------------
     RAILROADS -- 0.5%
         Burlington Northern Santa Fe Corp.                                                             816           44,007
         CSX Corp.                                                                                      473           19,700
         Norfolk Southern Corp.                                                                         859           31,826
         Union Pacific Corp.                                                                            523           36,453
                                                                                                              --------------
                                                                                                                     131,986
                                                                                                              --------------
     TRANSPORTATION- SHIPPING -- 0.3%
         FedEx Corp.                                                                                    644           60,504
         United Parcel Service, Inc. - Class B                                                          595           43,280
                                                                                                              --------------
                                                                                                                     103,784
                                                                                                              --------------
     TOTAL TRANSPORTATION                                                                                            264,663
                                                                                                              --------------
   WHOLESALE & RETAIL TRADE -- 3.0%
     MISCELLANEOUS RETAIL STORES -- 0.1%
         Best Buy Co., Inc.                                                                             122            6,589
         Circuit City Stores, Inc.                                                                      391            6,276
         Dollar General Corp.                                                                           105            2,301
         Family Dollar Stores, Inc.                                                                      89            2,702
         RadioShack Corp.                                                                                85            2,083
                                                                                                              --------------
                                                                                                                      19,951
                                                                                                              --------------
     RETAIL - WOMEN'S CLOTHING STORES -- 0.1%
         Jones Apparel Group, Inc.                                                                      307           10,281
         Liz Claiborne, Inc.                                                                            206            8,267
                                                                                                              --------------
                                                                                                                      18,548
                                                                                                              --------------
     RETAIL APPAREL & ACCESSORY STORES -- 0.1%
         Nike, Inc. - Class B                                                                            87            7,248
         The TJX Cos., Inc.                                                                             246            6,059
         VF Corp.                                                                                       236           13,957
                                                                                                              --------------
                                                                                                                      27,264
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     RETAIL BUILDING MATERIALS -- 0.3%
         Lowe's Cos., Inc.                                                                              494           28,202
         The Home Depot, Inc.                                                                         1,324           50,629
                                                                                                              --------------
                                                                                                                      78,831
                                                                                                              --------------
     RETAIL DEPARTMENT STORES -- 0.9%
         Dillard's, Inc. - Class A                                                                      100            2,690
         Federated Department Stores, Inc.                                                              406           25,838
         J.C. Penney Co., Inc.                                                                          568           29,491
         Kohl's Corp.*                                                                                  745           38,464
         Nordstrom, Inc.                                                                                304           16,836
         Sears Holdings Corp.*                                                                          142           18,946
         The May Department Stores Co.                                                                  677           25,063
         Wal-Mart Stores, Inc.                                                                        2,020          101,221
                                                                                                              --------------
                                                                                                                     258,549
                                                                                                              --------------
     RETAIL EATING & DRINKING PLACES -- 0.4%
         Darden Restaurants, Inc.                                                                       161            4,939
         McDonald's Corp.                                                                             2,748           85,572
         Starbucks Corp.*                                                                               327           16,893
         Wendy's International, Inc.                                                                    232            9,057
         Yum! Brands, Inc.                                                                              200           10,362
                                                                                                              --------------
                                                                                                                     126,823
                                                                                                              --------------
     RETAIL GROCERY STORES -- 0.2%
         Albertson's, Inc.                                                                              565           11,667
         Kroger Co.*                                                                                  1,920           30,778
         Safeway, Inc.*                                                                               1,006           18,641
                                                                                                              --------------
                                                                                                                      61,086
                                                                                                              --------------
     RETAIL MERCHANDISING -- 0.4%
         Bed Bath & Beyond, Inc.*                                                                       163            5,956
         CVS Corp.                                                                                      869           45,727
         Limited Brands, Inc.                                                                           880           21,384
         Target Corp.                                                                                   455           22,759
         The Gap, Inc.                                                                                  480           10,483
         Walgreen Co.                                                                                   559           24,831
                                                                                                              --------------
                                                                                                                     131,140
                                                                                                              --------------
     SPECIALTY RETAIL STORES -- 0.2%
         AutoNation, Inc.*                                                                              573           10,853
         Office Depot, Inc.*                                                                            630           13,973
         Officemax, Inc.                                                                                309           10,352
         Pitney Bowes, Inc.                                                                             184            8,302
         Staples, Inc.                                                                                  250            7,858
         Tiffany & Co.                                                                                  303           10,460
         Toys 'R' Us, Inc.*                                                                             463           11,927
                                                                                                              --------------
                                                                                                                      73,725
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Large Cap Quantitative Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.0%
         SUPERVALU, Inc.                                                                                242            8,071
                                                                                                              --------------
     WHOLESALE MISCELLANEOUS -- 0.2%
         Costco Wholesale Corp.                                                                       1,132           50,011
         Sysco Corp.                                                                                    496           17,757
                                                                                                              --------------
                                                                                                                      67,768
                                                                                                              --------------
     WHOLESALE-DRUGS -- 0.1%
         AmerisourceBergen Corp.                                                                        309           17,703
                                                                                                              --------------
     WHOLSALE - MACHINERY EQUIPMENT -- 0.0%
         W.W. Grainger, Inc.                                                                            203           12,641
                                                                                                              --------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                  902,100
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $12,906,874)                                                                                         15,007,840
                                                                                                              --------------
EXCHANGE TRADED FUNDS -- 49.4%
         iShares Russell 1000 Value Index Fund                                                      225,226       14,822,123
                                                                                                              --------------
     TOTAL EXCHANGE TRADED FUNDS
       (Cost $14,337,546)                                                                                         14,822,123
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 0.6%
         BlackRock Liquidity Funds TempCash Portfolio                                                89,929           89,929
         BlackRock Liquidity Funds TempFund Portfolio                                                89,927           89,927
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $179,856)                                                                                               179,856
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $27,424,276)+                                                                                         $   30,009,819
                                                                                                              ==============

----------
*    Non-income producing security.
+    The cost for Federal income tax purposes was $27,618,548. At March 31,
2005, net unrealized appreciation was $2,391,271. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,714,155, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $322,884.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Value Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 97.2%
   AEROSPACE & DEFENSE -- 5.1%
         Raytheon Co.                                                                                47,500   $    1,838,250
         The Boeing Co.                                                                              29,400        1,718,724
                                                                                                              --------------
     TOTAL AEROSPACE & DEFENSE                                                                                     3,556,974
                                                                                                              --------------
   COMPUTER SERVICES & SOFTWARE -- 2.8%
         Oracle Corp.*                                                                              158,600        1,979,328
                                                                                                              --------------
     TOTAL COMPUTER SERVICES & SOFTWARE                                                                            1,979,328
                                                                                                              --------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 2.8%
         PPL Corp.                                                                                   36,300        1,959,837
                                                                                                              --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                       1,959,837
                                                                                                              --------------
   ENTERTAINMENT & LEISURE -- 3.7%
         The Walt Disney Co.                                                                         89,200        2,562,716
                                                                                                              --------------
     TOTAL ENTERTAINMENT & LEISURE                                                                                 2,562,716
                                                                                                              --------------
   FINANCE & INSURANCE -- 25.8%
     FINANCIAL SERVICES -- 6.4%
         Citigroup, Inc.                                                                             51,400        2,309,916
         U.S. Bancorp                                                                                75,000        2,161,500
                                                                                                              --------------
                                                                                                                   4,471,416
                                                                                                              --------------
     INSURANCE CARRIERS -- 13.3%
         Ambac Financial Group, Inc.                                                                 26,000        1,943,500
         American International Group, Inc.                                                          31,050        1,720,481
         Chubb Corp.                                                                                 23,000        1,823,210
         Everest Re Group, Ltd.                                                                      22,300        1,897,953
         Lincoln National Corp.                                                                      39,400        1,778,516
                                                                                                              --------------
                                                                                                                   9,163,660
                                                                                                              --------------
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.6%
         Washington Mutual, Inc. (a)                                                                 45,000        1,777,500
                                                                                                              --------------
                                                                                                                   1,777,500
                                                                                                              --------------
     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 3.5%
         Morgan Stanley                                                                              42,000        2,404,500
                                                                                                              --------------
                                                                                                                   2,404,500
                                                                                                              --------------
     TOTAL FINANCE & INSURANCE                                                                                    17,817,076
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Value Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   HEALTHCARE -- 2.0%
     HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
         Wellpoint, Inc*                                                                             11,000        1,378,850
                                                                                                              --------------
                                                                                                                   1,378,850
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                              1,378,850
                                                                                                              --------------
   MANUFACTURING -- 18.0%
     CHEMICAL & ALLIED PRODUCTS -- 2.6%
         Dow Chemical Co.                                                                            36,200        1,804,570
                                                                                                              --------------
                                                                                                                   1,804,570
                                                                                                              --------------
     DIVERSIFIED MANUFACTURING INDUSTRIES -- 3.3%
         Tyco International Ltd.                                                                     67,000        2,264,600
                                                                                                              --------------
                                                                                                                   2,264,600
                                                                                                              --------------
     ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
         General Electric Co.                                                                        59,600        2,149,176
                                                                                                              --------------
                                                                                                                   2,149,176
                                                                                                              --------------
     FOOD & BEVERAGE -- 3.1%
         Sysco Corp.                                                                                 61,100        2,187,380
                                                                                                              --------------
                                                                                                                   2,187,380
                                                                                                              --------------
     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 3.0%
         Emerson Electric Co.                                                                        31,600        2,051,788
                                                                                                              --------------
                                                                                                                   2,051,788
                                                                                                              --------------
     PHARMACEUTICAL PREPARATIONS -- 2.9%
         Abbott Laboratories                                                                         43,200        2,013,984
                                                                                                              --------------
                                                                                                                   2,013,984
                                                                                                              --------------
     TOTAL MANUFACTURING                                                                                          12,471,498
                                                                                                              --------------
   OIL & GAS -- 10.9%
         ChevronTexaco Corp.                                                                         36,400        2,122,484
         Exxon Mobil Corp.                                                                           45,900        2,735,640
         Halliburton Co.                                                                             63,500        2,746,375
                                                                                                              --------------
     TOTAL OIL & GAS                                                                                               7,604,499
                                                                                                              --------------
   SERVICES -- 2.7%
         Automatic Data Processing, Inc.                                                             42,100        1,892,395
                                                                                                              --------------
     TOTAL SERVICES                                                                                                1,892,395
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Value Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   TECHNOLOGY -- 8.2%
         Hewlett-Packard Co.                                                                         76,900        1,687,186
         International Business Machines Corp.                                                       18,700        1,708,806
         Microsoft Corp.                                                                             94,800        2,291,316
                                                                                                              --------------
     TOTAL TECHNOLOGY                                                                                              5,687,308
                                                                                                              --------------
   TRANSPORTATION -- 3.8%
     RAILROADS -- 3.8%
         CSX Corp.                                                                                   32,700        1,361,955
         Norfolk Southern Corp.                                                                      34,700        1,285,635
                                                                                                              --------------
                                                                                                                   2,647,590
                                                                                                              --------------
     TOTAL TRANSPORTATION                                                                                          2,647,590
                                                                                                              --------------
   WHOLESALE & RETAIL TRADE -- 11.4%
     RETAIL BUILDING MATERIALS -- 2.6%
         Home Depot, Inc.                                                                            47,300        1,808,752
                                                                                                              --------------
                                                                                                                   1,808,752
                                                                                                              --------------
     RETAIL DEPARTMENT STORES -- 5.8%
         Kohl's Corp.*                                                                               47,800        2,467,914
         Target Corp.                                                                                31,100        1,555,622
                                                                                                              --------------
                                                                                                                   4,023,536
                                                                                                              --------------
     WHOLESALE - MACHINERY EQUIPMENT -- 3.0%
         W.W. Grainger, Inc.                                                                         34,000        2,117,180
                                                                                                              --------------
                                                                                                                   2,117,180
                                                                                                              --------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                7,949,468
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $51,729,684)                                                                                         67,507,539
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 2.1%
   SHORT-TERM INVESTMENTS -- 2.1%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                        725,415          725,415
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                        725,414          725,414
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,450,829)                                                                                           1,450,829
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Large Cap Value Series
INVESTMENTS / MARCH 31, 2005  (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
PAR

U.S. TREASURY OBLIGATIONS -- 0.7%
   $     250,000      U S Treasury Bills, 2.68%, 04/14/05 (a)                                                 $      249,762
         250,000      U S Treasury Bills, 2.68%, 04/28/05                                                            249,505
                                                                                                              --------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $499,267)                                                                                               499,267
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $53,679,780)+ (1)                                                                                  $   69,457,635
                                                                                                              ==============

                                                                                                Principal/
                                                                                                 Shares
                                                                                             --------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES

   COMMERCIAL PAPER
         Thames, 2.80%, 04/20/05                                                             $    1,281,549   $    1,281,549
                                                                                                              --------------
   MASTER NOTE
         Bank of America, 2.580%, 04/01/05                                                          242,017          242,017
         Merrill Lynch, 2.975%, 04/01/05                                                             12,983           12,983
                                                                                                              --------------
     TOTAL MASTER NOTE                                                                                               255,000
                                                                                                              --------------
   TIME DEPOSIT
         Chase, 2.843%, 04/01/05                                                                     57,921           57,921
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $1,594,470) (2)                                                                                  $    1,594,470
                                                                                                              --------------

----------
*    Non-income producing security.
(a)  Security partially or fully on loan.
+ The cost for Federal income tax purposes was $53,727,097. At March 31, 2005, net unrealized appreciation was $15,730,538. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $16,471,041, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $740,503.
(1) At March 31, 2005, the market value of securities on loan for the Large Cap Value Series was $1,540,465.00.
(2) The investments held as collateral on loaned securities represented 2.3% of the net assets of the Large Cap Value Series.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- EQUITY FUND / Micro Cap Fund
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares            Value
                                                                                             --------------   --------------
COMMON STOCK -- 97.5%
   CONSUMER DISCRETIONARY -- 18.9%
     HOTELS, RESTAURANTS & LEISURE -- 4.6%
         Youbet.com, Inc.*                                                                            1,215   $        7,120
                                                                                                              --------------
     SPECIALTY RETAIL -- 4.1%
         Rush Enterprises, Inc. - Class A*                                                              410            6,429
                                                                                                              --------------
     TEXTILE, APPAREL & LUXURY GOODS -- 10.2%
         Tag-It Pacific, Inc.*                                                                        1,325            6,890
         Tarrant Apparel Group*                                                                       4,325            8,952
                                                                                                              --------------
                                                                                                                      15,842
                                                                                                              --------------
     TOTAL CONSUMER DISCRETIONARY                                                                                     29,391
                                                                                                              --------------
   ENERGY -- 7.0%
     OIL & GAS EXPLORATION/PRODUCTION -- 7.0%
         Mission Resources Corp.*                                                                       780            5,522
         Toreador Resources Corp.*                                                                      299            5,427
                                                                                                              --------------
                                                                                                                      10,949
                                                                                                              --------------
     TOTAL ENERGY                                                                                                     10,949
                                                                                                              --------------
   FINANCIALS -- 6.9%
     CONSUMER FINANCE -- 6.9%
         Cash Systems, Inc.*                                                                            580            4,333
         First Cash Financial Services, Inc.*                                                           300            6,351
                                                                                                              --------------
     TOTAL FINANCIALS                                                                                                 10,684
                                                                                                              --------------
   HEALTHCARE -- 19.4%
     BIOTECHNOLOGY -- 4.0%
         Orasure Technologies, Inc.*                                                                  1,805            6,146
                                                                                                              --------------
     HEALTHCARE/EQUIPMENT & SUPPLIES -- 11.9%
         Endocare, Inc.*                                                                              1,805            6,299
         PhotoMedex, Inc.*                                                                            3,035            8,164
         TriPath Imaging, Inc.*                                                                         580            4,083
                                                                                                              --------------
                                                                                                                      18,546
                                                                                                              --------------
     HEALTHCARE PROVIDERS & SERVICES -- 3.5%
         Bio-Imaging Technologies, Inc.*                                                              1,805            5,415
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                                 30,107
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY FUND / Micro Cap Fund
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   INDUSTRIALS -- 14.2%
     AEROSPACE & DEFENSE -- 5.6%
         TVI Corp.*                                                                                   1,785   $        8,799
                                                                                                              --------------
     COMMERCIAL SERVICES & SUPPLIES -- 6.5%
         EVCI Career Colleges Holding Corp.*                                                            450            3,420
         Providence Service Corp.*                                                                      285            6,628
                                                                                                              --------------
                                                                                                                      10,048
                                                                                                              --------------
     CONSTRUCTION & ENGINEERING -- 2.1%
         Comfort Systems USA, Inc.*                                                                     425            3,294
                                                                                                              --------------
     TOTAL INDUSTRIALS                                                                                                22,141
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 31.1%
     COMMUNICATIONS EQUIPMENT -- 7.8%
         Airspan Networks, Inc.*                                                                      1,465            7,486
         EFJ, Inc.*                                                                                     560            4,609
                                                                                                              --------------
                                                                                                                      12,095
                                                                                                              --------------
     ELECTRONIC EQUIPMENT & INSTRUCTION -- 6.8%
         eMagin Corp.*                                                                                2,775            2,609
         Fargo Electronics*                                                                             290            4,254
         Iteris, Inc.*                                                                                1,020            2,489
         Measurement Specialties, Inc.*                                                                  55            1,265
                                                                                                              --------------
                                                                                                                      10,617
                                                                                                              --------------
     IT SERVICES -- 8.9%
         Euronet Worldwide, Inc.*                                                                       120            3,426
         TNS, Inc.*                                                                                     210            3,770
         WPCS International, Inc.*                                                                    1,110            6,605
                                                                                                              --------------
                                                                                                                      13,801
                                                                                                              --------------
     INTERNET SOFTWARE & SERVICES -- 7.6%
         Cybersource Corp.*                                                                             955            4,917
         Digitas, Inc.*                                                                                 490            4,949
         Kintera, Inc.*                                                                                 355            1,882
                                                                                                              --------------
                                                                                                                      11,748
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                     48,261
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $153,721)                                                                                               151,533
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 2.5%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                          1,947            1,947
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                          1,947            1,947
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY FUND / Micro Cap Fund
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $3,894)                                                                                          $        3,894
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $157,615)+ -- 100.0%                                                                  $      155,427
                                                                                                              ==============

----------
*    Non-income producing security.
+ The cost for Federal income tax purposes was $158,313. At March 31, 2005, net unrealized depreciation was $2,886. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,764, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $9,650.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- EQUITY SERIES / Mid Cap Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 98.6%
   CONSUMER DISCRETIONARY -- 21.9%

     DISTRIBUTORS -- 1.2%
         Prestige Brands Holdings, Inc.*                                                              8,500   $      150,025
                                                                                                              --------------
     HOUSEHOLD DURABLES -- 3.6%
         D.R. Horton, Inc.                                                                            6,500          190,060
         Toll Brothers, Inc.*                                                                         3,500          275,975
                                                                                                              --------------
                                                                                                                     466,035
                                                                                                              --------------

     HOTELS, RESTAURANTS, & LEISURE -- 7.5%
         Fairmont Hotels & Resorts, Inc.                                                              8,100          268,434
         Panera Bread Co. - Class A*                                                                  3,200          180,896
         Harrah's Entertainment, Inc.                                                                 5,900          381,022
         The Cheesecake Factory, Inc.*                                                                3,700          131,165
                                                                                                              --------------
                                                                                                                     961,517
                                                                                                              --------------
     SPECIALTY RETAIL -- 9.6%
         Advance Auto Parts, Inc.*                                                                    5,200          262,340
         Bed Bath & Beyond, Inc.*                                                                     7,700          281,358
         Ross Stores, Inc.                                                                           13,815          402,569
         Tractor Supply Co.*                                                                          6,600          288,090
                                                                                                              --------------
                                                                                                                   1,234,357
                                                                                                              --------------
     TOTAL CONSUMER DISCRETIONARY                                                                                  2,811,934
                                                                                                              --------------
   ENERGY -- 4.7%
     ENERGY EQUIPMENT & SERVICES -- 4.7%
         GlobalSantaFe Corp.                                                                          8,400          311,136
         Noble Corp.                                                                                  5,300          297,913
                                                                                                              --------------
                                                                                                                     609,049
                                                                                                              --------------
     TOTAL ENERGY                                                                                                    609,049
                                                                                                              --------------

   FINANCIALS -- 16.8%
     CAPITAL MARKETS -- 3.6%
         Investors Financial Service Corp.                                                            9,410          460,243
                                                                                                              --------------
     COMMERCIAL BANKS -- 5.1%
         Commerce Bancorp, Inc.                                                                       8,400          272,748
         North Fork Bancorporation, Inc.                                                             13,700          380,038
                                                                                                              --------------
                                                                                                                     652,786
                                                                                                              --------------

     INSURANCE -- 1.7%
         Willis Group Holdings Ltd.                                                                   6,000          221,220
                                                                                                              --------------
     REAL ESTATE -- 3.0%
         CB Richard Ellis Group, Inc.*                                                               11,000          384,890
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Mid Cap Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     DIVERSIFIED FINANCIAL SERVICES -- 3.4%
         Accredited Home Lenders Holding Co.*                                                         4,800   $      173,904
         Commercial Capital Bancorp, Inc.                                                            12,900          262,515
                                                                                                              --------------
                                                                                                                     436,419
                                                                                                              --------------
     TOTAL FINANCIALS                                                                                              2,155,558
                                                                                                              --------------

   HEALTHCARE -- 23.7%
     BIOTECHNOLOGY -- 2.7%
         Celgene Corp.*                                                                              10,250          349,013
                                                                                                              --------------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 14.5%
         Advanced Neuromodulation Systems, Inc.*                                                      7,200          193,032
         American Medical Systems Holdings, Inc.*                                                     8,100          139,158
         Cytyc Corp.*                                                                                11,000          253,110
         Intuitive Surgical, Inc.*                                                                    3,600          163,692
         Kinetic Concepts, Inc.*                                                                      6,300          375,795
         The Cooper Companies, Inc.                                                                   4,300          313,470
         Varian Medical Systems, Inc.*                                                                9,200          315,376
         Wright Medical Group, Inc.*                                                                  4,700          112,800
                                                                                                              --------------
                                                                                                                   1,866,433
                                                                                                              --------------

     HEALTH CARE PROVIDERS & SERVICE -- 6.5%
         Community Health Systems, Inc.*                                                              9,000          314,190
         Express Scripts, Inc. - Class A*                                                             1,500          130,785
         Henry Schein, Inc.*                                                                         10,800          387,071
                                                                                                              --------------
                                                                                                                     832,046
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                              3,047,492
                                                                                                              --------------

   INDUSTRIALS -- 8.9%
     AIR FREIGHT & LOGISTICS -- 2.9%
         UTI Worldwide, Inc.                                                                          5,400          375,030
                                                                                                              --------------
     COMMERCIAL SERVICES & SUPPLIES -- 3.9%
         Education Management Corp.*                                                                  4,300          120,185
         Stericycle, Inc.*                                                                            5,550          245,310
         The Corporate Executive Board Co.                                                            2,150          137,493
                                                                                                              --------------
                                                                                                                     502,988
                                                                                                              --------------

     MACHINERY -- 2.0%
         Donaldson Co., Inc.                                                                          8,150          263,082
                                                                                                              --------------
     TOTAL INDUSTRIALS                                                                                             1,141,100
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 20.5%
     SOFTWARE -- 3.7%
         Citrix Systems, Inc.*                                                                       15,100          359,682
         Cognos, Inc.*                                                                                2,800          117,432
                                                                                                              --------------
                                                                                                                     477,114
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Mid Cap Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     COMMUNICATIONS EQUIPMENT -- 2.1%
         Avaya, Inc.*                                                                                23,200   $      270,976
                                                                                                              --------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
         CDW Corp.                                                                                    4,100          232,388
                                                                                                              --------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.0%
         Marvell Technology Group Ltd.*                                                               3,600          138,024
         Microchip Technology, Inc.                                                                   9,400          244,494
         PortalPlayer, Inc.*                                                                          5,900          134,697
                                                                                                              --------------
                                                                                                                     517,215
                                                                                                              --------------
     IT SERVICES -- 8.0%
         Alliance Data Systems Corp.*                                                                10,300          416,120
         Global Payments, Inc.                                                                        5,000          322,450
         iPayment, Inc.*                                                                              6,800          286,960
                                                                                                              --------------
                                                                                                                   1,025,530
                                                                                                              --------------
     SOFTWARE -- 0.9%
         Internet Security Systems, Inc.*                                                             6,350          116,205
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                  2,639,428
                                                                                                              --------------
   TELECOMMUNICATION SERVICES -- 2.1%
     WIRELESS TELECOMM SERVICES -- 2.1%
         NII Holdings, Inc.*                                                                          4,600          264,500
                                                                                                              --------------
     TOTAL TELECOMMUNICATION SERVICES                                                                                264,500
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $11,255,901)                                                                                         12,669,061
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 1.4%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                         88,152           88,152
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                         88,152           88,152
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $176,304)                                                                                               176,304
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $11,432,205)                                                                                       $   12,845,365
                                                                                                              ==============

----------
*    Non-income producing security

+ The cost for Federal income tax purposes was $11,436,607. At March 31, 2005, net unrealized appreciation was $1,408,758. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,661,568, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $252,810.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Multi-Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 96.6%
   AEROSPACE & DEFENSE -- 3.8%
         L-3 Communications Holdings, Inc.                                                            4,400   $      312,488
         Northrop Grumman Corp.                                                                       2,560          138,189
         Rockwell Collins, Inc.                                                                      12,050          573,459
                                                                                                              --------------
     TOTAL AEROSPACE & DEFENSE                                                                                     1,024,136
                                                                                                              --------------
   COMMUNICATION & BROADCASTING -- 7.5%
         ADC Telecommunications, Inc.*                                                               87,775          174,672
         ALLTEL Corp.                                                                                 3,130          171,681
         Cablevision Systems New York Group - Class A*                                                7,850          220,193
         CenturyTel, Inc.                                                                             5,450          178,978
         Emmis Communications Corp. - Class A*                                                        9,800          188,356
         Hearst-Argyle Television, Inc.                                                               6,180          157,590
         Insight Communications Co., Inc.*                                                           10,590          125,492
         Mediacom Communications Corp. - Class A*                                                    25,448          166,430
         Nextel Partners, Inc. - Class A*                                                            15,950          350,261
         Telephone & Data Systems, Inc.                                                               3,435          280,296
                                                                                                              --------------
     TOTAL COMMUNICATION & BROADCASTING                                                                            2,013,949
                                                                                                              --------------
   COMPUTER SERVICES -- 3.1%
         Cognos, Inc.*                                                                               11,150          467,631
         FactSet Research Systems, Inc.                                                               6,960          229,750
         Logitech International SA, ADR*                                                              2,150          130,892
                                                                                                              --------------
     TOTAL COMPUTER SERVICES                                                                                         828,273
                                                                                                              --------------
   CONSUMER PRODUCTS -- 0.8%
         Newell Rubbermaid, Inc.                                                                      9,955          218,413
                                                                                                              --------------
     TOTAL CONSUMER PRODUCTS                                                                                         218,413
                                                                                                              --------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 1.6%
         Consolidated Edison, Inc.                                                                    5,420          228,616
         NStar                                                                                        3,890          211,227
                                                                                                              --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                         439,843
                                                                                                              --------------
   FINANCE & INSURANCE -- 12.3%
     FINANCIAL SERVICES -- 3.0%
         Investors Financial Service Corp.                                                            4,440          217,160
         SEI Investments Co.                                                                          5,930          214,429
         State Street Corp.                                                                           3,240          141,653
         T.Rowe Price Group, Inc.                                                                     4,200          249,396
                                                                                                              --------------
                                                                                                                     822,638
                                                                                                              --------------
     INSURANCE - PROPERTY/CASUALTY -- 0.6%
         The St. Paul Cos., Inc.                                                                      4,050          148,757
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Multi-Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     INSURANCE AGENTS, BROKERS, & SERVICES -- 0.6%
         Erie Indemnity Co. - Class A                                                                 2,910          151,669
                                                                                                              --------------
     INSURANCE CARRIERS -- 2.1%
         CNA Financial Corp.*                                                                         6,585          184,775
         PartnerRe, Ltd.                                                                              2,965          191,539
         Torchmark Corp.                                                                              4,100          214,020
                                                                                                              --------------
                                                                                                                     590,334
                                                                                                              --------------
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 1.8%
         AmeriCredit Corp.*                                                                           8,530          199,943
         Golden West Financial Corp.                                                                  4,480          271,040
                                                                                                              --------------
                                                                                                                     470,983
                                                                                                              --------------
     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 2.0%
         A.G. Edwards, Inc.                                                                           4,800          215,040
         Federal Agricultural Mortgage Corp. - Class C                                                6,840          119,632
         Friedman, Billings, Ramsey Group, Inc. - Class A                                            11,960          189,805
                                                                                                              --------------
                                                                                                                     524,477
                                                                                                              --------------
     STATE & NATIONAL BANKS -- 2.2%
         Comerica, Inc.                                                                               3,990          219,769
         North Fork Bancorp, Inc.                                                                    13,005          360,759
                                                                                                              --------------
                                                                                                                     580,528
                                                                                                              --------------
     TOTAL FINANCE & INSURANCE                                                                                     3,289,386
                                                                                                              --------------
   HEALTHCARE -- 0.5%
         Advanced Neuromodulation Systems, Inc.*                                                      4,500          120,645
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                                120,645
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 0.6%
     APPLICATION SOFTWARE -- 0.6%
         TIBCO Software, Inc.*                                                                       22,100          164,645
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                    164,645
                                                                                                              --------------
   MANUFACTURING -- 32.7%
     APPAREL -- 3.1%
         Carter's, Inc.*                                                                              6,450          256,388
         Polo Ralph Lauren Corp. - Class A                                                           10,250          397,700
         The Timberland Co. - Class A*                                                                2,610          185,127
                                                                                                              --------------
                                                                                                                     839,215
                                                                                                              --------------
     CHEMICAL & ALLIED PRODUCTS -- 2.5%
         Nova Chemicals Corp.                                                                         9,950          427,353

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Multi-Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Sensient Technologies Corp.                                                                 10,770          232,201
                                                                                                              --------------
                                                                                                                     659,554
                                                                                                              --------------
     ELECTRONIC COMPONENTS & EQUIPMENT -- 3.0%
         Amphenol Corp. - Class A                                                                     9,750          361,140
         Cogent, Inc.*                                                                                9,400          236,692
         Harman International Industries, Inc.                                                        2,300          203,458
                                                                                                              --------------
                                                                                                                     801,290
                                                                                                              --------------
     ELECTRONIC INSTRUMENTS -- 3.2%
         FLIR Systems, Inc.*                                                                         12,850          389,355
         Trimble Navigation, Ltd.*                                                                   13,550          458,125
                                                                                                              --------------
                                                                                                                     847,480
                                                                                                              --------------
     FOOD & BEVERAGE -- 2.7%
         Cadbury Schweppes PLC, ADR                                                                   3,520          143,264
         Constellation Brands, Inc. - Class A*                                                        4,010          212,009
         General Mills, Inc.                                                                          2,800          137,620
         HJ Heinz Co.                                                                                 6,385          235,223
                                                                                                              --------------
                                                                                                                     728,116
                                                                                                              --------------
     GENERAL CONSTRUCTION - SINGLE HOMES -- 1.2%
         NVR, Inc.*                                                                                     400          314,000
                                                                                                              --------------
     MEDICAL & DENTAL SUPPLIES -- 1.1%
         Advanced Medical Optics, Inc.*                                                               8,350          302,354
                                                                                                              --------------
     MEDICAL EQUIPMENT & SUPPLIES -- 3.5%
         Diagnostic Products Corp.                                                                    3,625          175,088
         Hillenbrand Industries, Inc.                                                                 3,810          211,341
         Intuitive Surgical, Inc.*                                                                    5,950          270,547
         Kinetic Concepts, Inc.*                                                                      4,750          283,338
                                                                                                              --------------
                                                                                                                     940,314
                                                                                                              --------------
     METAL FABRICATION -- 2.0%
         Precision Castparts Corp.                                                                    6,950          535,219
                                                                                                              --------------
     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.7%
         American Power Conversion Corp.                                                              7,210          188,253
                                                                                                              --------------
     MISC. MANUFACTURING INDUSTRIES -- 2.7%
         Lancaster Colony Corp.                                                                       9,465          402,736
         Trinity Industries, Inc.                                                                    11,470          323,110
                                                                                                              --------------
                                                                                                                     725,846
                                                                                                              --------------
     SEMICONDUCTORS -- 0.6%
         Linear Technology Corp.                                                                      4,030          154,389
                                                                                                              --------------
     TELECOMMUNICATIONS EQUIPMENT -- 4.7%
         Comverse Technology, Inc.*                                                                  19,800          499,355

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Multi-Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         NII Holdings, Inc. - Class B*                                                                9,000          517,499
         Research in Motion, Ltd.*                                                                    2,900          221,618
                                                                                                              --------------
                                                                                                                   1,238,472
                                                                                                              --------------
     TOBACCO -- 1.7%
         UST, Inc.                                                                                    8,600          444,619
                                                                                                              --------------
     TOTAL MANUFACTURING                                                                                           8,719,121
                                                                                                              --------------
   MINING -- 1.3%
         CONSOL Energy, Inc.                                                                          7,600          357,352
                                                                                                              --------------
     TOTAL MINING                                                                                                    357,352
                                                                                                              --------------
   OIL & GAS -- 6.4%
     DRILLING OIL & GAS WELLS -- 0.8%
         Nabors Industries, Ltd.*                                                                     3,400          201,076
                                                                                                              --------------
     OIL & GAS -- 0.6%
         Key Energy Services, Inc.*                                                                  15,020          172,279
                                                                                                              --------------
     OIL & GAS EXPLORATION -- 4.4%
         Burlington Resources, Inc.                                                                   3,370          168,736
         Denbury Resources, Inc.*                                                                    16,400          577,773
         Quicksilver Resources, Inc.*                                                                 8,800          428,824
                                                                                                              --------------
                                                                                                                   1,175,333
                                                                                                              --------------
     PIPELINES -- 0.6%
         National Fuel Gas Co.                                                                        5,475          156,530
                                                                                                              --------------
     TOTAL OIL & GAS                                                                                               1,705,218
                                                                                                              --------------
   REAL ESTATE INVESTMENT TRUSTS -- 2.1%
         American Financial Realty Trust                                                             19,925          291,503
         New Century Financial Corp.                                                                  5,710          267,342
                                                                                                              --------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                             558,845
                                                                                                              --------------
   SERVICES -- 13.0%
     BUSINESS SERVICES -- 2.4%
         Resources Connection, Inc.*                                                                 18,400          385,112
         The Dun & Bradstreet Corp.*                                                                  4,235          260,241
                                                                                                              --------------
                                                                                                                     645,353
                                                                                                              --------------
     CRUISE LINES -- 1.5%
         Royal Caribbean Cruises, Ltd.                                                                8,700          388,803
                                                                                                              --------------
     INTERNET SERVICES -- 3.0%
         F5 Networks, Inc.*                                                                           8,650          436,738

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Multi-Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Websense, Inc.*                                                                              7,500          403,500
                                                                                                              --------------
                                                                                                                     840,238
                                                                                                              --------------
     MEDICAL & HEALTH SERVICES -- 2.5%
         Health Management Associates, Inc. - Class A                                                 5,860          153,415
         Sunrise Senior Living, Inc.*                                                                10,400          505,439
                                                                                                              --------------
                                                                                                                     658,854
                                                                                                              --------------
     PRINTING & PUBLISHING -- 2.0%
         Gannett Co., Inc.                                                                            1,885          149,066
         Knight-Ridder, Inc.                                                                          2,580          173,505
         Lee Enterprises, Inc.                                                                        4,740          205,716
                                                                                                              --------------
                                                                                                                     528,287
                                                                                                              --------------
     TRANSPORTATION -- 1.6%
         Leucadia National Corp.                                                                      7,320          251,442
         Mercury General Corp.                                                                        3,200          176,832
                                                                                                              --------------
                                                                                                                     428,274
                                                                                                              --------------
     TOTAL SERVICES                                                                                                3,489,809
                                                                                                              --------------
   TRANSPORTATION -- 1.9%
     TRUCKING -- 1.9%
         Yellow Roadway Corp.*                                                                        8,900          521,006
                                                                                                              --------------
     TOTAL TRANSPORTATION                                                                                            521,006
                                                                                                              --------------
   WHOLESALE & RETAIL TRADE -- 9.0%
     RETAIL - MAIL ORDER -- 0.7%
         Coldwater Creek, Inc.*                                                                      10,650          196,812
                                                                                                              --------------
     RETAIL - WOMEN'S CLOTHING STORES -- 1.0%
         Jones Apparel Group, Inc.                                                                    7,865          263,399
                                                                                                              --------------
     RETAIL APPAREL & ACCESSORY STORES -- 3.0%
         Urban Outfitters, Inc.*                                                                     12,400          594,828
         VF Corp.                                                                                     3,495          206,694
                                                                                                              --------------
                                                                                                                     801,522
                                                                                                              --------------
     RETAIL EATING & DRINKING PLACES -- 1.6%
         CBRL Group, Inc.                                                                             5,010          206,913
         Wendy's International, Inc.                                                                  5,930          231,507
                                                                                                              --------------
                                                                                                                     438,420
                                                                                                              --------------
     SPECIALTY RETAIL STORES -- 0.7%
         Dick's Sporting Goods, Inc.*                                                                 4,750          174,468
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Multi-Manager Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     WHOLESALE - INDUSTRIAL SUPPLIES -- 2.0%
         The Sherwin-Williams Co.                                                                    12,180          535,798
                                                                                                              --------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                2,410,419
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $21,761,448)                                                                                         25,861,060
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 3.4%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares                        457,227          457,227
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares                        457,224          457,224
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $914,451)                                                                                               914,451
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $22,675,899)+                                                                                          26,775,511
                                                                                                              ==============

ADR  American Depository Receipt.
*    Non-income producing security.
+ The cost for Federal income tax purposes was $22,679,028. At March 31, 2005, net unrealized appreciation was $4,096,483. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,702,275, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $605,792.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 53.3%
   AEROSPACE & DEFENSE -- 0.2%
         Alliant Techsystems, Inc.*                                                                     216   $       15,433
         Titan Corp.*                                                                                   473            8,590
                                                                                                              --------------
     TOTAL AEROSPACE & DEFENSE                                                                                        24,023
                                                                                                              --------------
   COMMUNICATION & BROADCASTING -- 0.8%
         Belo Corp. - Class A                                                                           637           15,377
         Cincinnati Bell, Inc.*                                                                       1,358            5,772
         Emmis Communications Corp. - Class A*                                                          315            6,054
         Entercom Communications Corp.*                                                                 280            9,946
         Macrovision Corp.*                                                                             276            6,290
         Media General, Inc. - Class A                                                                  141            8,721
         Telephone & Data Systems, Inc.                                                                 319           26,029
         Westwood One, Inc.                                                                             570           11,600
                                                                                                              --------------
     TOTAL COMMUNICATION & BROADCASTING                                                                               89,789
                                                                                                              --------------
   COMPUTER SERVICES -- 1.9%
         3Com Corp.*                                                                                  2,109            7,508
         Cadence Design Systems, Inc.*                                                                1,704           25,474
         Ceridian Corp.*                                                                              1,001           17,067
         Cognizant Technology Solutions Corp.*                                                          744           34,372
         DST Systems, Inc.*                                                                             387           17,872
         GTECH Holdings Corp.                                                                           775           18,236
         Jack Henry & Associates, Inc.                                                                  520            9,355
         McAfee, Inc.*                                                                                1,013           22,853
         Polycom, Inc.*                                                                                 548            9,289
         Sybase, Inc.*                                                                                  536            9,895
         Tech Data Corp.*                                                                               327           12,119
         The BISYS Group, Inc.*                                                                         673           10,553
         The Reynolds & Reynolds Co. - Class A                                                          362            9,796
         Transaction Systems Architects, Inc.*                                                          222            5,139
                                                                                                              --------------
     TOTAL COMPUTER SERVICES                                                                                         209,528
                                                                                                              --------------
   CONSUMER PRODUCTS -- 1.2%
         American Greetings Corp. - Class A                                                             389            9,912
         Blyth, Inc.                                                                                    235            7,482
         Church and Dwight Co., Inc.                                                                    354           12,556
         Energizer Holdings, Inc.*                                                                      409           24,458
         Murphy Oil Corp.                                                                               500           49,366
         Rent-A-Center, Inc.*                                                                           427           11,661
         The Scotts Miracle - Gro Co. - Class A*                                                        136            9,551
         Tupperware Corp.                                                                               325            6,617
                                                                                                              --------------
     TOTAL CONSUMER PRODUCTS                                                                                         131,603
                                                                                                              --------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 3.8%
         AGL Resources, Inc.                                                                            493           17,220
         Alliant Energy Corp.                                                                           742           19,871
         Aqua America, Inc.                                                                             533           12,984
         Aquila, Inc.*                                                                                1,342            5,140
         Black Hills Corp.                                                                              199            6,581

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         DPL, Inc.                                                                                      701           17,525
         Duquesne Light Holdings, Inc.                                                                  426            7,634
         Energy East Corp.                                                                              820           21,500
         Equitable Resources, Inc.                                                                      341           19,587
         Great Plains Energy, Inc.                                                                      420           12,844
         Hawaiian Electric Industries, Inc.                                                             449           11,458
         Idacorp, Inc.                                                                                  240            6,809
         MDU Resources Group, Inc.                                                                      654           18,063
         Northeast Utilities Co.                                                                        716           13,797
         NStar                                                                                          299           16,236
         OGE Energy Corp.                                                                               498           13,421
         ONEOK, Inc.                                                                                    680           20,958
         Peabody Energy Corp.                                                                           716           33,194
         Pepco Holdings, Inc.                                                                         1,170           24,558
         PNM Resources, Inc.                                                                            341            9,098
         Puget Energy, Inc.                                                                             558           12,298
         SCANA Corp.                                                                                    631           24,117
         Sierra Pacific Resources Corp.*                                                                661            7,106
         Vectren Corp.                                                                                  428           11,402
         Westar Energy, Inc.                                                                            481           10,409
         WGL Holdings, Inc.                                                                             275            8,514
         Wind River Systems, Inc.*                                                                      466            7,027
         Wisconsin Energy Corp.                                                                         655           23,253
         WPS Resources Corp.                                                                            211           11,166
                                                                                                              --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                         423,770
                                                                                                              --------------
   ENTERTAINMENT & LEISURE -- 0.7%
         Caesars Entertainment, Inc.*                                                                 1,913           37,858
         International Speedway Corp. - Class A                                                         213           11,555
         Mandalay Resort Group*                                                                         377           26,575
                                                                                                              --------------
     TOTAL ENTERTAINMENT & LEISURE                                                                                    75,988
                                                                                                              --------------
   FINANCE & INSURANCE -- 7.7%
     FINANCIAL SERVICES -- 0.9%
         Deluxe Corp.                                                                                   280           11,161
         Eaton Vance Corp.                                                                              869           20,369
         Investors Financial Service Corp.                                                              377           18,439
         Jefferies Group, Inc.                                                                          319           12,020
         MoneyGram International, Inc.                                                                  492            9,294
         Raymond James Financial, Inc.                                                                  321            9,726
         SEI Investments Co.                                                                            496           17,935
                                                                                                              --------------
                                                                                                                      98,944
                                                                                                              --------------
     INSURANCE - PROPERTY/CASUALTY -- 0.8%
         American Financial Group, Inc.                                                                 235            7,238
         Fidelity National Financial, Inc.                                                              996           32,808
         First American Corp.                                                                           399           13,143
         Ohio Casualty Corp.*                                                                           350            8,043
         W.R. Berkley Corp.                                                                             467           23,163
                                                                                                              --------------
                                                                                                                      84,395
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     INSURANCE CARRIERS -- 2.2%
         Allmerica Financial Corp.*                                                                     296           10,641
         AmerUs Group Co.                                                                               227           10,726
         Arthur J. Gallagher & Co.                                                                      519           14,947
         Brown & Brown, Inc.                                                                            384           17,699
         Coventry Health Care, Inc.*                                                                    640           43,610
         Everest Re Group, Ltd.                                                                         317           26,980
         HCC Insurance Holdings, Inc.                                                                   376           13,596
         Horace Mann Educators Corp.                                                                    243            4,311
         Old Republic International Corp.                                                             1,024           23,849
         Protective Life Corp.                                                                          409           16,074
         Radian Group, Inc.                                                                             568           27,116
         StanCorp Financial Group, Inc.                                                                 167           14,158
         The PMI Group, Inc.                                                                            617           23,452
         Unitrin, Inc.                                                                                  280           12,712
                                                                                                              --------------
                                                                                                                     259,871
                                                                                                              --------------
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 0.8%
         AmeriCredit Corp.*                                                                             994           23,299
         Independence Community Bank Corp.                                                              473           18,447
         New York Community Bancorp, Inc.                                                             1,286           23,354
         Washington Federal, Inc.                                                                       606           14,126
         Webster Financial Corp.                                                                        301           13,668
                                                                                                              --------------
                                                                                                                      92,894
                                                                                                              --------------
     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.7%
         A.G. Edwards, Inc.                                                                             507           22,714
         Labranche & Co., Inc.                                                                          343            3,190
         Legg Mason, Inc.                                                                               606           47,352
         Waddell & Reed Financial, Inc. - Class A                                                       466            9,199
                                                                                                              --------------
                                                                                                                      82,455
                                                                                                              --------------
     STATE & NATIONAL BANKS -- 2.3%
         Associated Banc-Corp                                                                           720           22,486
         Astoria Financial Corp.                                                                        633           16,015
         Bank of Hawaii Corp.                                                                           368           16,656
         City National Corp.                                                                            232           16,198
         Commerce Bancorp, Inc.                                                                         896           29,093
         Cullen/Frost Bankers, Inc.                                                                     291           13,139
         Firstmerit Corp.                                                                               567           15,173
         Greater Bay Bancorp                                                                            287            7,006
         Hibernia Corp. - Class A                                                                       879           28,137
         Mercantile Bankshares Corp.                                                                    495           25,176
         Silicon Valley Bancshares*                                                                     203            8,944
         TCF Financial Corp.                                                                            683           18,543
         The Colonial BancGroup, Inc.                                                                   759           15,575
         Westamerica Bancorp                                                                            186            9,629
         Wilmington Trust Corp.                                                                         373           13,092
                                                                                                              --------------
                                                                                                                     254,862
                                                                                                              --------------
     TOTAL FINANCE & INSURANCE                                                                                       873,421
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   INFORMATION TECHNOLOGY -- 1.0%
     APPLICATION SOFTWARE -- 0.1%
         National Instruments Corp.                                                                     303            8,196
                                                                                                              --------------
                                                                                                                       8,196
                                                                                                              --------------
     COMPUTER STORAGE/PERIPHERALS -- 0.5%
         Imation Corp.                                                                                  199            6,915
         McDATA Corp. - Class A*                                                                        662            2,496
         Sandisk Corp.*                                                                                 904           25,132
         Storage Technology Corp.*                                                                      598           18,418
                                                                                                              --------------
                                                                                                                      52,961
                                                                                                              --------------
     HOME ENTERTAINMENT SOFTWARE -- 0.1%
         Activision, Inc.*                                                                            1,034           15,303
                                                                                                              --------------
     IT CONSULTING & SERVICES -- 0.1%
         Acxiom Corp.                                                                                   478           10,005
         Gartner, Inc. - Class A*                                                                       283            2,708
                                                                                                              --------------
                                                                                                                      12,713
                                                                                                              --------------
     SERVICES - DATA PROCESSING -- 0.1%
         Fair Isaac & Co., Inc.                                                                         395           13,604
                                                                                                              --------------
     SYSTEMS SOFTWARE -- 0.1%
         Advent Software, Inc.*                                                                         181            3,291
         Ascential Software Corp.*                                                                      329            6,096
                                                                                                              --------------
                                                                                                                       9,387
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                    112,164
                                                                                                              --------------
   MANUFACTURING -- 17.1%
     APPAREL -- 0.1%
         The Timberland Co. - Class A*                                                                  200           14,186
                                                                                                              --------------
                                                                                                                      14,186
                                                                                                              --------------
     ATHLETIC EQUIPMENT -- 0.0%
         Callaway Golf Co.                                                                              427            5,466
                                                                                                              --------------
     AUTO PARTS & EQUIPMENT -- 0.3%
         ArvinMeritor, Inc.                                                                             424            6,559
         BorgWarner, Inc.                                                                               312           15,188
         Lear Corp.                                                                                     381           16,901
                                                                                                              --------------
                                                                                                                      38,648
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     BIOTECHNOLOGY -- 0.5%
         Gen-Probe, Inc.*                                                                               280           12,477
         Invitrogen Corp.*                                                                              290           20,068
         Martek Bioscience Corp.*                                                                       210           12,220
         Protein Design Labs, Inc.*                                                                     545            8,715
                                                                                                              --------------
                                                                                                                      53,480
                                                                                                              --------------
     BUILDING - RESIDENTIAL/COMMERCIAL -- 0.2%
         Dycom Industries, Inc.*                                                                        275            6,322
         Granite Construction, Inc.                                                                     232            6,095
         Hovnanian Enterprises, Inc. - Class A*                                                         285           14,535
                                                                                                              --------------
                                                                                                                      26,952
                                                                                                              --------------
     BUILDING MATERIALS & COMPONENTS -- 0.4%
         Fastenal Co.                                                                                   353           19,524
         Martin Marietta Materials Corp.                                                                269           15,042
         Modine Manufacturing Co.                                                                       195            5,719
         York International Corp.                                                                       232            9,090
                                                                                                              --------------
                                                                                                                      49,375
                                                                                                              --------------
     CHEMICAL & ALLIED PRODUCTS -- 1.6%
         Airgas, Inc.                                                                                   423           10,105
         Albemarle Corp.                                                                                261            9,490
         Cabot Corp.                                                                                    346           11,567
         Crompton Corp.                                                                                 639            9,329
         Cytec Industries, Inc.                                                                         279           15,136
         Cytyc Corp.*                                                                                   626           14,404
         Ferro Corp.                                                                                    241            4,536
         FMC Corp.*                                                                                     207           11,064
         Lyondell Chemical Co.                                                                        1,177           32,862
         Minerals Technologies, Inc.                                                                    121            7,959
         Olin Corp.                                                                                     403            8,987
         RPM International, Inc.                                                                        651           11,900
         Sensient Technologies Corp.                                                                    260            5,606
         The Lubrizol Corp.                                                                             446           18,125
         The Valspar Corp.                                                                              295           13,729
                                                                                                              --------------
                                                                                                                     184,799
                                                                                                              --------------
     COMPUTERS & OFFICE EQUIPMENT -- 0.1%
         Herman Miller, Inc.                                                                            395           11,897
                                                                                                              --------------
     DIVERSIFIED - INDUSTRIAL PRODUCTS -- 0.1%
         Teleflex, Inc.                                                                                 232           11,874
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.2%
         Carlisle Companies, Inc.                                                                       223           15,559
         The Brink's Co.                                                                                318           11,003
                                                                                                              --------------
                                                                                                                      26,562
                                                                                                              --------------
     ELECTRONIC COMPONENTS & EQUIPMENT -- 0.8%
         Amphenol Corp. - Class A                                                                       516           19,113
         Harman International Industries, Inc.                                                          380           33,614
         Mentor Graphics Corp.*                                                                         430            5,891
         RF Micro Devices, Inc.*                                                                      1,041            5,434
         Zebra Technologies Corp. - Class A*                                                            449           21,323
                                                                                                              --------------
                                                                                                                      85,375
                                                                                                              --------------
     FARM MACHINERY -- 0.1%
         AGCO Corp.*                                                                                    506            9,235
                                                                                                              --------------
     FOOD & BEVERAGE -- 1.5%
         Constellation Brands, Inc. - Class A*                                                          608           32,145
         Dean Foods Co.*                                                                                910           31,213
         Hormel Foods Corp.                                                                             546           16,986
         Krispy Kreme Doughnuts, Inc.*                                                                  383            2,922
         PepsiAmericas, Inc.                                                                            605           13,709
         Smithfield Foods, Inc.*                                                                        615           19,403
         The J.M. Smucker Co.                                                                           329           16,549
         Tootsie Roll Industries, Inc.                                                                  313            9,394
         Tyson Foods, Inc. - Class A                                                                  1,802           30,057
                                                                                                              --------------
                                                                                                                     172,378
                                                                                                              --------------
     GENERAL CONSTRUCTION - SINGLE HOMES -- 0.2%
         The Ryland Group, Inc.                                                                         314           19,474
                                                                                                              --------------
     GLASS & PLASTIC PACKAGING PRODUCTS -- 0.3%
         Packaging Corp. of America                                                                     390            9,473
         Potlatch Corp.                                                                                 184            8,661
         Sonoco Products Co.                                                                            645           18,608
                                                                                                              --------------
                                                                                                                      36,742
                                                                                                              --------------
     MANUFACTURED HOMES -- 1.1%
         D.R. Horton, Inc.                                                                            1,748           51,111
         Lennar Corp. - Class A                                                                         831           47,100
         Toll Brothers, Inc.*                                                                           353           27,834
                                                                                                              --------------
                                                                                                                     126,045
                                                                                                              --------------
     MEDICAL & DENTAL SUPPLIES -- 0.1%
         PAR Pharmaceutical Co., Inc.*                                                                  194            6,487
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     MEDICAL EQUIPMENT & SUPPLIES -- 0.9%
         Charles River Laboratories International, Inc.*                                                366           17,217
         Dentsply International, Inc.                                                                   453           24,648
         Hillenbrand Industries, Inc.                                                                   351           19,470
         STERIS Corp.*                                                                                  383            9,671
         Varian Medical Systems, Inc.*                                                                  752           25,779
                                                                                                              --------------
                                                                                                                      96,785
                                                                                                              --------------
     METAL FABRICATION -- 0.3%
         Precision Castparts Corp.                                                                      365           28,109
                                                                                                              --------------
     METAL PRODUCTS -- 0.3%
         Henry Schein, Inc.*                                                                            488           17,490
         Steel Dynamics, Inc.                                                                           270            9,302
         Worthington Industries, Inc.                                                                   450            8,676
                                                                                                              --------------
                                                                                                                      35,468
                                                                                                              --------------
     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 1.6%
         AMETEK, Inc.                                                                                   386           15,537
         Arrow Electronics, Inc.*                                                                       770           19,520
         Avnet, Inc.*                                                                                   678           12,489
         Credence Systems Corp.*                                                                        537            4,248
         Diebold, Inc.                                                                                  398           21,830
         Gentex Corp.                                                                                   434           13,845
         Hubbell, Inc. - Class B                                                                        341           17,425
         KEMET Corp.*                                                                                   482            3,736
         Pentair, Inc.                                                                                  566           22,074
         Plexus Corp.*                                                                                  255            2,935
         Synopsys, Inc.*                                                                              1,017           18,408
         Thomas & Betts Corp.                                                                           330           10,659
         Varian, Inc.*                                                                                  199            7,540
         Vishay Intertechnology, Inc.*                                                                  928           11,535
                                                                                                              --------------
                                                                                                                     181,781
                                                                                                              --------------
     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.8%
         Crane Co.                                                                                      310            8,925
         Donaldson Co., Inc.                                                                            462           14,913
         Federal Signal Corp.                                                                           274            4,157
         Flowserve Corp.*                                                                               310            8,020
         Graco, Inc.                                                                                    388           15,660
         Grant Prideco, Inc.*                                                                           810           19,570
         Kennametal, Inc.                                                                               211           10,020
         Nordson Corp.                                                                                  201            7,401
         Tecumseh Products Co. - Class A                                                                110            4,357
                                                                                                              --------------
                                                                                                                      93,023
                                                                                                              --------------
     MISC. MANUFACTURING INDUSTRIES -- 1.0%
         Bandag, Inc.                                                                                   111            5,215
         Bowater, Inc.                                                                                  317           11,941
         Harsco Corp.                                                                                   234           13,949
         HNI Corp.                                                                                      318           14,294

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Lancaster Colony Corp.                                                                         213            9,063
         Mohawk Industries, Inc.*                                                                       338           28,493
         Sequa Corp. - Class A                                                                           64            3,318
         SPX Corp.                                                                                      422           18,264
         Trinity Industries, Inc.                                                                       269            7,578
                                                                                                              --------------
                                                                                                                     112,115
                                                                                                              --------------
     PAPER PRODUCTS -- 0.1%
         Glatfelter                                                                                     243            3,584
         Longview Fibre Co.                                                                             299            5,609
                                                                                                              --------------
                                                                                                                       9,193
                                                                                                              --------------
     PHARMACEUTICAL PREPARATIONS -- 1.6%
         Barr Laboratories, Inc.*                                                                       569           27,784
         Cephalon, Inc.*                                                                                324           15,173
         IVAX Corp.*                                                                                  1,187           23,467
         Millennium Pharmaceuticals, Inc.*                                                            1,700           14,314
         Patterson Companies., Inc.*                                                                    762           38,061
         Perrigo Co.                                                                                    406            7,775
         Sepracor, Inc.*                                                                                636           36,512
         Valeant Pharmaceuticals International                                                          505           11,373
         Vertex Pharmaceuticals, Inc.*                                                                  452            4,231
                                                                                                              --------------
                                                                                                                     178,690
                                                                                                              --------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.6%
         Beckman Coulter, Inc.                                                                          393           26,115
         Edwards Lifesciences Corp.*                                                                    408           17,634
         INAMED Corp.*                                                                                  205           14,325
         Techne Corp.*                                                                                  230            9,241
                                                                                                              --------------
                                                                                                                      67,315
                                                                                                              --------------
     RECREATIONAL VEHICLES -- 0.1%
         Thor Industries, Inc.                                                                          316            9,452
                                                                                                              --------------
     SEMICONDUCTORS -- 1.6%
         Atmel Corp.*                                                                                 2,642            7,794
         Cabot Microelectronics Corp.*                                                                  139            4,362
         Cree, Inc.*                                                                                    412            8,961
         Cypress Semiconductor Corp.*                                                                   705            8,883
         Fairchild Semiconductor International, Inc.*                                                   667           10,225
         Integrated Circuit Systems, Inc.*                                                              389            7,438
         Integrated Device Technology, Inc.*                                                            611            7,350
         International Rectifier Corp.*                                                                 373           16,972
         Intersil Holding Corp. - Class A                                                               842           14,583
         Lam Research Corp.*                                                                            762           21,991
         Lattice Semiconductor Corp.*                                                                   665            3,571
         Micrel, Inc.*                                                                                  498            4,592
         Microchip Technology, Inc.                                                                   1,273           33,111
         Newport Corp.*                                                                                 237            3,434
         Powerwave Technologies, Inc.*                                                                  587            4,543

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Semtech Corp.*                                                                                 418            7,470
         Silicon Laboratories, Inc.*                                                                    293            8,705
         TriQuint Semiconductor, Inc.*                                                                  765            2,586
                                                                                                              --------------
                                                                                                                     176,571
                                                                                                              --------------
     TELECOMMUNICATIONS EQUIPMENT -- 0.5%
         Adtran, Inc.                                                                                   430            7,585
         CommScope, Inc.*                                                                               303            4,533
         Harris Corp.                                                                                   844           27,557
         Plantronics, Inc.                                                                              276           10,510
         UTStarcom, Inc.*                                                                               643            7,041
                                                                                                              --------------
                                                                                                                      57,226
                                                                                                              --------------
     TOBACCO -- 0.1%
         Universal Corp.                                                                                145            6,637
                                                                                                              --------------
     TOTAL MANUFACTURING                                                                                           1,931,340
                                                                                                              --------------
   MINING -- 0.2%
         Arch Coal, Inc.                                                                                424           18,236
                                                                                                              --------------
     TOTAL MINING                                                                                                     18,236
                                                                                                              --------------
   OIL & GAS -- 3.1%
     DRILLING OIL & GAS WELLS -- 0.8%
         ENSCO International, Inc.                                                                      840           31,634
         Helmerich & Payne, Inc.                                                                        292           11,589
         Patterson-UTI Energy, Inc.                                                                   1,057           26,446
         Pride International, Inc.*                                                                     756           18,779
                                                                                                              --------------
                                                                                                                      88,448
                                                                                                              --------------
     OIL & GAS EXPLORATION -- 1.2%
         Forest Oil Corp.*                                                                              334           13,527
         Newfield Exploration Co.*                                                                      349           25,917
         Noble Energy, Inc.                                                                             377           25,644
         Pioneer Natural Resources Co.                                                                  817           34,902
         Plains Exploration & Production Co.*                                                           505           17,625
         Pogo Producing Co.                                                                             359           17,677
                                                                                                              --------------
                                                                                                                     135,292
                                                                                                              --------------
     OIL FIELD MACHINERY & EQUIPMENT -- 0.6%
         Cooper Cameron Corp.*                                                                          308           17,621
         FMC Technologies, Inc.*                                                                        384           12,741
         Smith International, Inc.                                                                      637           39,959
                                                                                                              --------------
                                                                                                                      70,321
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     PIPELINES -- 0.5%
         National Fuel Gas Co.                                                                          458           13,094
         Questar Corp.                                                                                  468           27,729
         Western Gas Resources, Inc.                                                                    415           14,297
                                                                                                              --------------
                                                                                                                      55,120
                                                                                                              --------------
     TOTAL OIL & GAS                                                                                                 349,181
                                                                                                              --------------
   REAL ESTATE INVESTMENT TRUSTS -- 1.6%
         AMB Property Corp.                                                                             468           17,690
         Developers Diversified Realty Corp.                                                            607           24,129
         Highwoods Property, Inc.                                                                       304            8,153
         Hospitality Properties Trust                                                                   380           15,344
         Indymac Mortgage Holdings, Inc.                                                                349           11,866
         Liberty Property Trust                                                                         483           18,861
         Mack-Cali Realty Corp.                                                                         339           14,357
         New Plan Excel Realty Trust                                                                    694           17,426
         Rayonier, Inc.                                                                                 284           14,067
         United Dominion Realty Trust, Inc.                                                             736           15,360
         Weingarten Realty, Inc.                                                                        500           17,255
                                                                                                              --------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                             174,508
                                                                                                              --------------
   SERVICES -- 7.4%
     ADVERTISING -- 0.2%
         Catalina Marketing Corp.                                                                       294            7,615
         Harte-Hanks, Inc.                                                                              480           13,229
                                                                                                              --------------
                                                                                                                      20,844
                                                                                                              --------------
     BUSINESS SERVICES -- 0.8%
         Certegy, Inc.                                                                                  350           12,117
         CSG Systems International, Inc.*                                                               288            4,692
         Keane, Inc.*                                                                                   363            4,730
         Kelly Services, Inc. - Class A                                                                 203            5,844
         Korn/Ferry International, Inc.*                                                                220            4,187
         Manpower, Inc.                                                                                 501           21,804
         MPS Group, Inc.*                                                                               573            6,022
         The Dun & Bradstreet Corp.*                                                                    435           26,731
                                                                                                              --------------
                                                                                                                      86,127
                                                                                                              --------------
     CASINO SERVICES -- 0.2%
         Boyd Gaming Corp.                                                                              340           17,731
                                                                                                              --------------
     COMMERCIAL SERVICES -- 0.6%
         Alliance Data Systems Corp.*                                                                   330           13,332
         ChoicePoint, Inc.*                                                                             498           19,975
         Jacobs Engineering Group, Inc.*                                                                313           16,251
         Quanta Services, Inc.*                                                                         651            4,967
         Sotheby's Holdings, Inc. - Class A                                                             353            5,987
         United Rentals, Inc.*                                                                          435            8,791
                                                                                                              --------------
                                                                                                                      69,303
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     EDUCATIONAL SERVICES -- 0.6%
         Career Education Corp.*                                                                        574           19,665
         Corinthian Colleges, Inc.*                                                                     503            7,907
         DeVry, Inc.*                                                                                   391            7,398
         Education Management Corp.*                                                                    438           12,242
         ITT Educational Services, Inc.*                                                                259           12,562
         Laureate Education, Inc.*                                                                      274           11,724
                                                                                                              --------------
                                                                                                                      71,498
                                                                                                              --------------
     INTERNET SERVICES -- 0.5%
         Avocent Corp.*                                                                                 284            7,287
         Checkfree Holdings Corp.*                                                                      490           19,972
         F5 Networks, Inc.*                                                                             205           10,350
         Macromedia, Inc.*                                                                              394           13,199
         Retek, Inc.*                                                                                   312            3,501
         RSA Security, Inc.*                                                                            391            6,197
                                                                                                              --------------
                                                                                                                      60,506
                                                                                                              --------------
     MEDICAL & HEALTH SERVICES -- 1.8%
         Apria Healthcare Group, Inc.                                                                   277            8,892
         Community Health Systems*                                                                      319           11,136
         Covance, Inc.*                                                                                 350           16,664
         Health Net, Inc.*                                                                              618           20,215
         Lifepoint Hospitals, Inc.*                                                                     221            9,689
         Lincare Holdings, Inc.*                                                                        557           24,636
         Omnicare, Inc.                                                                                 578           20,490
         PacifiCare Health Systems, Inc.*                                                               517           29,428
         Renal Care Group, Inc.*                                                                        380           14,417
         Triad Hospitals, Inc.*                                                                         510           25,551
         Universal Health Services, Inc. - Class B                                                      324           16,978
         VISX, Inc.*                                                                                    284            6,657
                                                                                                              --------------
                                                                                                                     204,753
                                                                                                              --------------
     OIL & GAS FIELD SERVICES -- 0.6%
         Hanover Compressor Co.*                                                                        450            5,432
         Tidewater, Inc.                                                                                355           13,795
         Weatherford International, Inc.*                                                               766           44,381
                                                                                                              --------------
                                                                                                                      63,608
                                                                                                              --------------
     PRINTING & PUBLISHING -- 0.7%
         Banta Corp.                                                                                    140            5,992
         Lee Enterprises, Inc.                                                                          255           11,067
         Scholastic Corp.*                                                                              229            8,448
         The Readers Digest Association, Inc.                                                           560            9,694
         The Washington Post Co. - Class B                                                               43           38,441
         Valassis Communications, Inc.*                                                                 293           10,243
                                                                                                              --------------
                                                                                                                      83,885
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     SANITARY SERVICES -- 0.4%
         Republic Services, Inc.                                                                        853           28,558
         Rollins, Inc.                                                                                  210            3,906
         Stericycle, Inc.*                                                                              250           11,050
                                                                                                              --------------
                                                                                                                      43,514
                                                                                                              --------------
     TRANSPORTATION -- 0.9%
         C.H. Robinson Worldwide, Inc.                                                                  477           24,580
         CNF, Inc.                                                                                      292           13,663
         Expeditors International                                                                       596           31,916
         GATX Corp.                                                                                     278            9,227
         Leucadia National Corp.                                                                        601           20,644
                                                                                                              --------------
                                                                                                                     100,030
                                                                                                              --------------
     VETERINARY HOSPITALS & LABORATORIES -- 0.1%
         VCA Antech, Inc.*                                                                              460            9,306
                                                                                                              --------------
     TOTAL SERVICES                                                                                                  831,105
                                                                                                              --------------
   TRANSPORTATION -- 0.8%
     AIR TRANSPORTATION -- 0.2%
         Airtran Holdings*                                                                              480            4,344
         Alaska Air Group, Inc.*                                                                        156            4,593
         Jetblue Airways Corp.*                                                                         574           10,929
                                                                                                              --------------
                                                                                                                      19,866
                                                                                                              --------------
     MARINE -- 0.2%
         Alexander & Baldwin, Inc.                                                                      238            9,806
         Overseas Shipholding Group, Inc.                                                               180           11,324
                                                                                                              --------------
                                                                                                                      21,130
                                                                                                              --------------
     TRUCKING -- 0.4%
         JB Hunt Transport Services, Inc.                                                               403           17,638
         Swift Transportation Co., Inc.*                                                                412            9,122
         Werner Enterprises, Inc.                                                                       325            6,315
         Yellow Roadway Corp.*                                                                          270           15,806
                                                                                                              --------------
                                                                                                                      48,881
                                                                                                              --------------
     TOTAL TRANSPORTATION                                                                                             89,877
                                                                                                              --------------
WHOLESALE & RETAIL TRADE -- 5.8%
     MISCELLANEOUS RETAIL STORES -- 0.2%
         99 Cents Only Stores*                                                                          386            5,084
         Dollar Tree Stores, Inc.*                                                                      758           21,777
                                                                                                              --------------
                                                                                                                      26,861
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     RETAIL - AUTOMOBILES -- 0.3%
         CarMax, Inc.*                                                                                  677           21,326
         Copart, Inc.*                                                                                  501           11,804
                                                                                                              --------------
                                                                                                                      33,130
                                                                                                              --------------
     RETAIL - COOKWARE, HOME FURNISHINGS -- 0.4%
         Furniture Brands International, Inc.                                                           298            6,499
         Pier 1 Imports, Inc.                                                                           481            8,769
         Williams-Sonoma, Inc.*                                                                         663           24,365
                                                                                                              --------------
                                                                                                                      39,633
                                                                                                              --------------
     RETAIL - HAIR SALONS -- 0.1%
         Regis Corp.                                                                                    246           10,069
                                                                                                              --------------
     RETAIL APPAREL & ACCESSORY STORES -- 1.9%
         Abercrombie & Fitch Co. - Class A                                                              536           30,680
         Aeropostale, Inc.*                                                                             310           10,153
         American Eagle Outfitters, Inc.                                                                822           24,290
         AnnTaylor Stores Corp.*                                                                        394           10,082
         Chico's FAS, Inc.*                                                                             992           28,033
         Claire's Stores, Inc.                                                                          676           15,575
         Foot Locker, Inc.                                                                              970           28,420
         Pacific Sunwear of California, Inc.*                                                           421           11,780
         Payless ShoeSource, Inc.*                                                                      382            6,032
         Ross Stores, Inc.                                                                              925           26,955
         Urban Outfitters, Inc.*                                                                        325           15,590
                                                                                                              --------------
                                                                                                                     207,590
                                                                                                              --------------
     RETAIL EATING & DRINKING PLACES -- 0.8%
         Applebee's International, Inc.                                                                 450           12,402
         Bob Evans Farms, Inc.                                                                          206            4,831
         Brinker International, Inc.*                                                                   485           17,567
         CBRL Group, Inc.                                                                               287           11,853
         Outback Steakhouse, Inc.                                                                       410           18,774
         Ruby Tuesday, Inc.                                                                             388            9,425
         The Cheesecake Factory, Inc.*                                                                  533           18,895
                                                                                                              --------------
                                                                                                                      93,747
                                                                                                              --------------
     SPECIALTY RETAIL STORES -- 1.5%
         Advance Auto Parts, Inc.*                                                                      410           20,685
         Barnes & Noble, Inc.*                                                                          394           13,589
         Borders Group, Inc.                                                                            419           11,154
         CDW Corp.                                                                                      409           23,182
         Michael's Stores, Inc.                                                                         756           27,443
         O'Reilly Automotive, Inc.*                                                                     315           15,602
         PETsMART, Inc.                                                                                 814           23,403
         Saks, Inc.*                                                                                    776           14,007
         The Neiman Marcus Group, Inc. - Class A                                                        272           24,891
                                                                                                              --------------
                                                                                                                     173,956
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Mid Cap
Quantitative Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.4%
         Ruddick Corp.                                                                                  268            6,204
         Whole Foods Market, Inc.                                                                       371           37,889
                                                                                                              --------------
                                                                                                                      44,093
                                                                                                              --------------
     WHOLESALE MISCELLANEOUS -- 0.2%
         Adesa, Inc.                                                                                    517           12,077
         BJ's Wholesale Club, Inc.*                                                                     388           12,051
                                                                                                              --------------
                                                                                                                      24,128
                                                                                                              --------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                  653,207
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $4,637,289)                                                                                           5,987,740
                                                                                                              --------------
EXCHANGE TRADED FUNDS -- 46.7%
         iShares S&P MidCap 400 Barra Value Index Fund                                               41,241        5,247,092
                                                                                                              --------------
     TOTAL EXCHANGE TRADED FUNDS
       (Cost $5,263,272)                                                                                           5,247,092
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 0.0%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                          2,111            2,111
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                          2,110            2,110
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $4,221)                                                                                                   4,221
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $9,904,782)+                                                                                           11,239,053
                                                                                                              ==============

ADR  American Depository Receipt.
*    Non-income producing security.
+ The cost for Federal income tax purposes was $9,930,284. At March 31, 2005, net unrealized appreciation was $1,308,769. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,470,382, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $161,613.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
PAR/SHARES                                                                                                        VALUE
-------------------------                                                                                     ---------------
COMMON STOCK (93.7%)
Aerospace & Defense (2.0%)
               737,800   Goodrich Corp.                                                                       $    28,250,362
                                                                                                              ---------------
COMMUNICATION & BROADCASTING (1.6%)
               463,300   Scripps, (E.W.) Co. - Class A                                                             22,585,875
                                                                                                              ---------------
COMPUTER SERVICES & SOFTWARE (1.4%)
               360,300   CDW Corp.                                                                                 20,421,804
                                                                                                              ---------------
CONSUMER PRODUCTS (2.1%)
               188,700   Fortune Brands, Inc.                                                                      15,214,881
               398,500   International Flavors & Fragrances, Inc.                                                  15,740,750
                                                                                                              ---------------
                                                                                                                   30,955,631
                                                                                                              ---------------
ELECTRIC, GAS, WATER, & UTILITIES (4.1%)
               669,200   PG&E Corp.                                                                                22,819,720
               257,400   PPL Corp.                                                                                 13,897,026
               274,550   TXU Corp. (a)                                                                             21,862,417
                                                                                                              ---------------
                                                                                                                   58,579,163
                                                                                                              ---------------
ENTERTAINMENT & LEISURE (2.9%)
               326,000   Harrah's Entertainment, Inc. (a)                                                          21,053,080
               463,300   Royal Caribbean Cruises, Ltd. (a)                                                         20,704,877
                                                                                                              ---------------
                                                                                                                   41,757,957
                                                                                                              ---------------
FINANCE & INSURANCE (16.9%)
Diversified Reits (1.4%)
               531,850   Brascan Corp. - Class A                                                                   20,077,338
                                                                                                              ---------------
Financial Services (3.5%)
               617,700   CIT Group, Inc.                                                                           23,472,600
               343,800   First Horizon National Corp.                                                              14,023,602
               169,600   Legg Mason, Inc. (a)                                                                      13,252,544
                                                                                                              ---------------
                                                                                                                   50,748,746
                                                                                                              ---------------
Insurance Agents, Brokers, & Services (1.6%)
               446,100   MBIA, Inc. (a)                                                                            23,322,108
                                                                                                              ---------------
Insurance Carriers (3.7%)
               978,000   Assurant, Inc.                                                                            32,958,600
               240,200   Everest Re Group, Ltd.                                                                    20,443,422
                                                                                                              ---------------
                                                                                                                   53,402,022
                                                                                                              ---------------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
PAR/SHARES                                                                                                        VALUE
-------------------------                                                                                     ---------------
Security & Commodity Brokers, Dealers, & Services (1.6%)
             1,938,900   E*TRADE Financial Corp.*                                                                  23,266,800
                                                                                                              ---------------
State & National Banks (5.1%)
               142,400   M&T Bank Corp.                                                                            14,533,344
             1,055,250   North Fork Bancorp, Inc.                                                                  29,272,635
               703,500   State Street Corp. (a)                                                                    30,757,020
                                                                                                              ---------------
                                                                                                                   74,562,999
                                                                                                              ---------------
                                                                                                                  245,380,013
                                                                                                              ---------------
HEALTHCARE (8.3%)
Healthcare (5.3%)
               194,300   C.R. Bard, Inc.                                                                           13,227,944
               892,200   IMS Health, Inc.                                                                          21,760,758
               446,100   Omnicare, Inc.                                                                            15,814,245
               205,900   Wellpoint, Inc*                                                                           25,809,565
                                                                                                              ---------------
                                                                                                                   76,612,512
                                                                                                              ---------------
Pharmaceuticals (3.0%)
               343,200   Altana AG - ADR* (a)
            21,793,200
               480,400   Millipore Corp.*                                                                          20,849,360
                                                                                                              ---------------
                                                                                                                   42,642,560
                                                                                                              ----------------
                                                                                                                  119,255,072
                                                                                                              ---------------
MANUFACTURING (23.7%)
Biotechnology (1.4%)
               995,200   PerkinElmer, Inc.                                                                         20,530,976
                                                                                                              ---------------
Building Materials & Components (3.1%)
               531,900   American Standard Cos., Inc.                                                              24,722,712
               463,300   Sherwin-Williams Co.                                                                      20,380,567
                                                                                                              ---------------
                                                                                                                   45,103,279
                                                                                                              ---------------
Chemical & Allied Products (7.6%)
               617,700   Cytec Industries, Inc.                                                                    33,510,224
             1,201,100   Huntsman Corp.*                                                                           28,009,652
             1,475,600   Methanex Corp.                                                                            28,670,908
               446,100   Praxair, Inc.                                                                             21,350,346
                                                                                                              ---------------
                                                                                                                  111,541,130
                                                                                                              ---------------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
PAR/SHARES                                                                                                        VALUE
-------------------------                                                                                     ---------------
Diversified Manufacturing Industries (1.8%)
               291,700   ITT Industries, Inc. (a)                                                                  26,323,008
                                                                                                              ---------------
Electronic Components & Equipment (5.6%)
               789,300   AGL Resources, Inc.                                                                       27,570,249
               377,500   Diebold, Inc.                                                                             20,705,875
             1,183,900   Thomson Sponsored ADR (a)                                                                 31,965,300
                                                                                                              ---------------
                                                                                                                   80,241,424
                                                                                                              ---------------
Food & Beverage (1.1%)
               377,500   Allied Domecq PLC Sponsored ADR (a)                                                       15,352,925
                                                                                                              ---------------
Glass & Plastic Packaging Products (1.0%)
               634,800   Pactiv Corp.*                                                                             14,822,580
                                                                                                              ---------------
Hand Held Tools (0.9%)
               291,700   The Stanley Works (a)                                                                     13,205,259
                                                                                                              ---------------
Manufactured Homes (0.7%)
               308,650   Winnebago Industries, Inc.                                                                 9,753,340
                                                                                                              ---------------
Semiconductors (0.5%)
               416,400   ATI Technologies, Inc ADR*                                                                 7,187,064
                                                                                                              ---------------
                                                                                                                  344,060,985
                                                                                                              ---------------
OIL & GAS (5.0%)
               343,200   EnCana Corp.                                                                              24,168,144
               566,200   Questar Corp.                                                                             33,547,350
               240,200   Weatherford International, Ltd.*                                                          13,917,188
                                                                                                              ---------------
                                                                                                                   71,632,682
                                                                                                              ---------------
SERVICES (8.4%)
Business Services (3.6%)
               257,400   Arbitron, Inc                                                                             11,042,460
               137,300   Choicepoint, Inc*                                                                          5,507,103
               806,400   Manpower, Inc.                                                                            35,094,528
                                                                                                              ---------------
                                                                                                                   51,644,091
                                                                                                              ---------------
Hotels, Restaurants, & Leisure (3.4%)
               995,200   Hilton Hotels Corp.                                                                       22,242,720
             2,231,771   Intercontinental Hotels Group, ADR                                                        26,334,898
                                                                                                              ---------------
                                                                                                                   48,577,618
                                                                                                              ---------------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
PAR/SHARES                                                                                                        VALUE
-------------------------                                                                                     ---------------
Telecommunications Services (1.4%)
               737,800   Amdocs, Ltd.*                                                                             20,953,520
                                                                                                              ---------------
                                                                                                                  121,175,229
                                                                                                              ---------------
TECHNOLOGY (1.3%)
               892,200   Unova, Inc.* (a)                                                                          18,423,930
                                                                                                              ---------------
TRANSPORTATION (6.6%)
Air Freight (1.9%)
               583,400   CNF, Inc.                                                                                 27,297,286
                                                                                                              ---------------
Railroads (4.7%)
               652,000   CSX Corp.                                                                                 27,155,800
               617,700   Florida East Coast Industries, Inc. - Class B                                             26,239,896
               411,800   Norfolk Southern Corp.                                                                    15,257,190
                                                                                                              ---------------
                                                                                                                   68,652,886
                                                                                                              ---------------
                                                                                                                   95,950,172
                                                                                                              ---------------
WHOLESALE & RETAIL TRADE (9.4%)
Retail Department Stores (2.0%)
               463,300   Federated Department Stores, Inc.                                                         29,484,412
                                                                                                              ---------------
Retail Eating & Drinking Places (1.1%)
               308,850   Yum! Brands, Inc.                                                                         16,001,519
                                                                                                              ---------------
Specialty Retail Stores (6.3%)
               308,800   CVS Corp.                                                                                 16,249,056
             1,063,800   Dollar Tree Stores, Inc.* (a)                                                             30,562,974
               875,100   Foot Locker, Inc.                                                                         25,640,430
               823,600   Office Depot, Inc.*                                                                       18,267,448
                                                                                                              ---------------
                                                                                                                   90,719,908
                                                                                                              ---------------
                                                                                                                  136,205,839
                                                                                                              ---------------
TOTAL COMMON STOCK
   (COST $1,227,520,296)                                                                                        1,354,634,714
                                                                                                              ---------------
SHORT-TERM INVESTMENTS (3.8%)
            27,610,928   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                       27,610,928
            27,610,928   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                       27,610,928
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $55,221,856)                                                                                              55,221,856
                                                                                                              ---------------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
PAR/SHARES                                                                                                        VALUE
-------------------------                                                                                     --------------
U.S. TREASURY OBLIGATIONS ( 2.5%)
   $         7,500,000   U S Treasury Bills, 2.56%, 04/07/05 (a)                                              $     7,496,806
             2,000,000   U S Treasury Bills, 2.31%, 04/14/05 (a)                                                    1,998,302
             7,000,000   U S Treasury Bills, 2.63%, 04/14/05                                                        6,993,339
             5,000,000   U S Treasury Bills, 2.74%, 04/21/05                                                        4,992,514
             8,000,000   U S Treasury Bills, 2.64%, 04/28/05                                                        7,984,160
             2,000,000   U S Treasury Bills, 2.48%, 05/05/05 (a)                                                    1,995,248
             2,000,000   U S Treasury Bills, 2.00%, 05/12/05 (a)                                                    1,995,370
             2,000,000   U S Treasury Bills, 2.79%, 06/30/05                                                        1,985,894
                                                                                                              ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $35,441,146)                                                                                              35,441,633
                                                                                                              ---------------
TOTAL INVESTMENTS (100.0%)
   (COST $1,318,183,298)+(1)                                                                                  $ 1,445,298,203
                                                                                                              ===============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
COMMERCIAL PAPER
             3,398,597   Liberty State Funding, 2.800%, 04/22/05                                                    3,398,597
            13,973,359   Nordeutchelandesbank, 2.805%, 04/18/05                                                    13,973,359
            19,477,583   Thames, 2.800%, 04/20/05                                                                  19,477,583
                                                                                                              ---------------
                                                                                                                   36,849,539
                                                                                                              ---------------
CERTIFICATE OF DEPOSIT
             4,277,497   Banco Santander, 2.720%, 04/07/05                                                          4,277,497
                                                                                                              ---------------
FLOATING RATE NOTES
            11,975,446   Goldman Sachs, 2.955%, 04/01/05                                                           11,975,446
             7,557,294   Morgan Stanley, 2.820%, 04/01/05                                                           7,557,294
             7,271,541   SE Banken, 2.800%, 04/17/05                                                                7,271,541
                                                                                                              ---------------
                                                                                                                   26,804,281
                                                                                                              ---------------
INSTITUTIONAL MONEY MARKET TRUST
            42,506,655   BlackRock Institutional Money Market Trust, 2.804%, 04/01/05                              42,506,655
                                                                                                              ---------------
MASTER NOTES
             6,534,454   Bank of America, 2.580%, 04/01/05                                                          6,534,454
            19,792,843   Merrill Lynch, 2.975&, 04/01/05                                                           19,792,843
                                                                                                              ---------------
                                                                                                                   26,327,297
                                                                                                              ---------------

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
PAR/SHARES                                                                                                        VALUE
-------------------------                                                                                     ---------------
TIME DEPOSIT
             3,657,947   Chase, 2.843%, 04/01/05                                                                    3,657,947
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $140,423,216) (2)                                                                                    $   140,423,216
                                                                                                              ---------------

----------
ADR  American Depository Receipt
*    Non-income producing security.
(a)  Security partially or fully on loan.
+ The cost for Federal income tax purposes was $1,320,338,296. At March 31, 2005, net unrealized appreciation was $124,959,907. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $139,594,450, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $14,634,543.
(1) At March 31, 2005, the market value of securities on loan for the Mid Cap Value Series was $135,256,769.06.
(2) The investments held as collateral on loaned securities represented 9.8% of the net assets of the Mid Cap Value Series.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Municipal Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
MUNICIPAL BONDS -- 99.3%
   ALABAMA -- 8.4%
         Alabama 21st Century Auth. Tobacco Settlement Rev.
         Bonds, 5.10%, 12/01/09                                                Baa1, A-      $      500,000   $      528,595
         Alabama Housing Fin. Auth. Single Family Mtge. Rev.
         Bonds, Ser. A-1, 5.00%, 10/01/14                                      Aaa, NR              210,000          212,054
         Alabama State Brd. of Edu. Calhoun Community College
         Rev. Bonds, 5.00%, 05/01/15                                           Aaa, NR              500,000          540,240
         Alabama State Public School & College Auth. Rev. Bonds,
         5.13%, 11/01/10                                                       Aa3, AA            1,215,000        1,310,463
         Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B,
         (AMBAC), 4.50%, 08/15/10                                              Aaa, AAA             250,000          259,195
         Jefferson County, AL Sewer Rev. Bonds (FSA), 5.25%,
         02/01/11                                                              Aaa, AAA             250,000          269,740
         Mobile, AL Water & Sewer Commrs. Ref. Rev. Bonds,
         5.00%, 01/01/17                                                       Aaa, AAA           1,500,000        1,582,544
         Trussville, AL Gen. Oblig. Ltd. Bonds (MBIA), 4.60%,
         10/01/13                                                              Aaa, NR              165,000          171,757
                                                                                                              --------------
                                                                                                                   4,874,588
                                                                                                              --------------
   ARIZONA -- 1.9%
         Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds
         Ser. A, 5.25%, 01/01/20                                               Aa2, AA            1,000,000        1,073,440
                                                                                                              --------------
   CALIFORNIA -- 7.0%
         Alhambra, CA City Elementary School Distr. Gen. Oblig.
         Bonds, Ser. A, (FSA), 5.25%, 09/01/12                                 Aaa, AAA             125,000          137,130
         California State Gen. Oblig. Bonds, 5.75%, 10/01/10                    A3, A               750,000          834,397
         California State Gen. Oblig. Bonds, 5.25%, 11/01/10                    A3, A               450,000          490,018
         California State Public Works Brd. Lease Rev. Bonds
         (California Science Center), (MBIA), 5.13%, 10/01/12                  Aaa, AAA             250,000          267,043
         California State Public Works Brd. Lease Rev. Bonds
         (Dept. Mental Health Hospital), (AMBAC), 5.00%, 12/01/13              Aaa, AAA             575,000          623,098
         California State Public Works Brd. Ref. Rev. Bonds,  Ser.
         D (MBIA), 5.25%, 10/01/11                                             Aaa, AAA             150,000          164,573
         California Statewide Cmnty. Dev. Auth. Rev. Bonds LA
         Jewish Home, (CALHF), 4.75%, 11/15/09                                  NR, A               425,000          445,766
         Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser.
         C (FSA), 5.50%, 09/01/15                                              Aaa, AAA             125,000          136,950
         Golden State Tobacco Securitization Corp. California
         Tobacco Settlement Rev. Bonds, Enhanced Ser. B, 5.00%,
         06/01/10                                                              Baa1, A-             500,000          528,644
         Los Angeles, CA Special Assessment Bonds (Landscaping
         & Ltg. District 96-1), (FSA), 4.90%, 03/01/09                         Aa3, AA              100,000          106,033
         Redwood City, CA Elementary School Dist. Gen. Oblig.
         Bonds (FGIC), 5.50%, 08/01/14                                         Aaa, AAA             125,000          141,439
         San Diego County, CA Water Auth. Rev. Bonds, Ser. A,
         (FGIC), 5.00%, 05/01/13                                               Aaa, AAA             125,000          133,804
         Tulare County, CA Ctfs. Participation Ref. Bonds (MBIA),
         5.00%, 08/15/10                                                       Aaa, NR               50,000           54,503
                                                                                                              --------------
                                                                                                                   4,063,398
                                                                                                              --------------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Municipal Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
COLORADO -- 0.9%
         Colorado Health Fac. Auth. Rev. Bonds (Catholic Health
         Initiatives), 5.38%, 09/01/10                                         Aa2, AA       $      500,000   $      543,225
                                                                                                              --------------
   DELAWARE -- 2.9%
         Bethany Beach, DE Gen. Oblig. Rev. Bonds (MBIA),
         9.75%, 11/01/07                                                       Aaa, AAA             160,000          186,018
         Bethany Beach, DE Gen. Oblig. Rev. Bonds (MBIA),
         9.75%, 11/01/08                                                       Aaa, AAA             180,000          218,812
         Delaware River & Bay Auth. Rev. Bonds (AMBAC),
         5.40%, 01/01/14                                                       Aaa, AAA             250,000          275,214
         Delaware State Economic Dev. Auth. Ref. Rev. Bonds
         (Delmarva Power Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC),
         4.90%, 04/01/05                                                       Aaa, AAA             250,000          264,780
         Delaware State Economic Dev. Auth. Rev. Bonds (First
         Mtge. Gilpin Hall Proj.), 6.40%, 07/01/05                              NR, NR              155,000          156,477
         Delaware State Economic Dev. Auth. Rev. Bonds (Student
         Housing Univ. Courtyard), (RADIAN), 5.38%, 08/01/11                    NR, AA              250,000          269,715
         Delaware State Housing Auth. Multi-Family Mtge. Ref. Rev.
         Bonds, Ser. 1992C, 7.25%, 01/01/07                                     A1, A                60,000           60,136
         New Castle County, DE Gen. Oblig. Rev. Bonds, 5.25%,
         10/01/14                                                              Aaa, AAA             250,000          273,765
                                                                                                              --------------
                                                                                                                   1,704,917
                                                                                                              --------------
   FLORIDA -- 5.8%
         Alachua County, FL Public Imp. Rev. Bonds, 5.00%,
         08/01/14                                                              Aaa, AAA             585,000          607,283
         Broward County, FL Resource Recovery Ref. Bonds
         Wheelabrator South A, 5.00%, 12/01/07                                  A3, AA              275,000          286,567
         Jacksonville, FL Dist. Water & Sewer Rev. Bonds (MBIA),
         5.13%, 09/30/08                                                       Aaa, AAA             500,000          527,185
         Lakeland, FL Energy Sys. Rev. Bonds (MBIA) 5.50%,
         10/01/14                                                              Aaa, AAA             455,000          500,759
         Osceola County, FL School Board Cert. Participation Four
         Corcers Charter School Bonds, Ser. A, (MBIA), 5.80%,
         08/01/15                                                              Aaa, NR              100,000          108,255
         Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds (MBIA),
         5.25%, 10/01/14                                                       Aaa, AAA             900,000          989,136
         Tampa, FL Sports Auth. Sales Tax Rev. Bonds,
         (MBIA), 5.00%, 01/01/08                                               Aaa, AAA             300,000          313,239
                                                                                                              --------------
                                                                                                                   3,332,424
                                                                                                              --------------
   GEORGIA -- 3.5%
         Coffee County, GA Hospital Auth. Rev. Bonds, 5.00%, 12/01/05          NR, BBB+             545,000          551,256
         Fulton County, GA Bldg. Auth. Rev. Bonds, 4.00%, 01/01/11             Aa3, AA              360,000          369,083
         Georgia State Housing & Fin. Auth. Rev. Bonds, (Single
         Family Mtge.), 4.85%, 06/01/08                                        NR, AAA              260,000          263,435
         Gwinnett County, GA Dev. Auth. COP's (Gwinnett Cnty
         Public School Proj.), (MBIA), 5.25%, 01/01/14                         Aaa, AAA             500,000          550,330

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Municipal Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
         Private Colleges & Univ. Auth. Rev. Bonds (Emory Univ.
         Proj.), Ser. 2000A, 5.75%, 11/01/15                                   Aa2, AA       $      250,000   $      278,828
                                                                                                              --------------
                                                                                                                   2,012,932
                                                                                                              --------------
   ILLINOIS -- 5.1%
         Bloomington, IL Gen. Oblig. Unltd. Bonds, 5.50%,
         12/01/07                                                              Aa2, NR              300,000          311,688
         Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC),
         5.75%, 11/01/11                                                       Aaa, AAA             200,000          222,852
         Cook Kane Lake & McHenry Counties, IL Community
         College Dist. 512, 5.50%, 12/01/17                                    Aaa, NR              520,000          564,855
         Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ.
         Proj.), 5.10%, 11/01/11                                               Aa1, AA+             400,000          428,540
         Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern Univ.
         Proj.), 5.15%, 11/01/12                                               Aa1, AA+             250,000          268,615
         Illinois State Gen. Oblig. Unltd. Bonds, (FGIC), 5.38%,
         07/01/08                                                              Aaa, AAA             250,000          256,725
         Illinois State Ref. Bonds, First Ser., (MBIA), 5.25%,
         08/01/12                                                              Aaa, AAA             580,000          635,616
         Springfield, IL Elec. Rev. Bonds, Sr. Lien, (MBIA), 5.50%,
         03/01/12                                                              Aaa, AAA             250,000          275,123
                                                                                                              --------------
                                                                                                                   2,964,014
                                                                                                              --------------
   INDIANA -- 0.9%
         Indiana Health Facility Fin. Auth. Rev. Bonds, 5.00%,
         05/01/07                                                              Aa3, AA-             530,000          548,751
                                                                                                              --------------
   KANSAS -- 1.0%
         Butler & Sedgwick County, KS Univ. School Dist. Gen.
         Oblig. Unltd. Bonds (FSA), 6.00%, 09/01/14                            Aaa, AAA             500,000          582,415
                                                                                                              --------------
   MAINE -- 1.0%
         Maine Govt. Fac. Auth. Lease Rent Rev. Bonds
         Prerefunded (AMBAC), 6.00%, 10/01/13                                  Aaa, AAA             500,000          566,195
                                                                                                              --------------
   MARYLAND -- 1.6%
         Maryland State Health & Higher Educ. Fac. Auth. Rev.
         Bonds, (AMBAC), 5.13%, 07/01/12                                       Aaa, AAA             400,000          437,480
         Washington, MD Suburban Sanitation Dist. Gen. Oblig.
         Bonds, 5.25%, 06/01/08                                                Aaa, AAA             475,000          508,264
                                                                                                              --------------
                                                                                                                     945,744
                                                                                                              --------------
   MASSACHUSETTS -- 2.9%
         Massachusetts State Commonwealth Gen. Oblig. Bonds,
         5.00%, 10/01/09                                                       Aa2, AA              500,000          533,900
         Massachusetts State Dev. Fin. Agency Rev. Bond (Univ.
         of MA, Visual & Performing Arts Proj.), 6.00%, 08/01/16                A2, NR              310,000          361,066
         Massachusetts State Fed. Highway Grant Ant. Notes, Ser.
         1998B, 5.13%, 12/15/08                                                Aa3, NR              350,000          376,016
         Massachusetts State Housing Fin. Agency Rev. Bonds,
         4.00%, 12/01/10                                                       Aa2, AA               85,000           84,148

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Municipal Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
       Massachusetts State Special Obligation Rev. Bonds Ref.
       Nts. - Federal Highway Grant Ant. - A. (FSA), 5.00%,
       12/15/12                                                                Aaa, NR       $      275,000   $      295,116
                                                                                                              --------------
                                                                                                                   1,650,246
                                                                                                              --------------
MICHIGAN -- 2.4%
       Charlevoix, MI Public School Dist. Gen. Oblig. Bonds
       (FSA), 5.45%, 05/01/09                                                  Aaa, NR              320,000          347,149
       Charlevoix, MI Public School Dist. Gen. Oblig. Bonds
       (FSA), 5.70%, 05/01/09                                                  Aaa, NR              330,000          361,126
       Fowlerville, MI Community Schools Dist. Gen. Oblig.
       Bonds (FGIC), 5.00%, 05/01/14                                           Aaa, AAA             650,000          702,110
                                                                                                              --------------
                                                                                                                   1,410,385
                                                                                                              --------------
MINNESOTA -- 0.5%
       Minnesota State Gen. Oblig. Rev. Bonds, 5.00%,
       11/01/07                                                                Aa1, AAA             250,000          263,045
                                                                                                              --------------
MISSOURI -- 1.1%
       Truman State Univ., MO Housing Sys. Rev. Bonds,
       5.00%, 06/01/15                                                         Aaa, NR              615,000          662,287
                                                                                                              --------------
NEBRASKA -- 0.4%
       Omaha, NE Packaging Fac. Corp. Lease Rev. Bonds,
       5.45%, 05/01/15                                                         Aa1, AA+             210,000          214,654
                                                                                                              --------------
NEVADA -- 1.2%
       Nevada State Highway Imp. Rev. Bonds (Motor Vehicle
       Fuel Tax), (FGIC), 5.50%, 12/01/11                                      Aaa, AAA             250,000          277,720
       Washoe County, NV Gen. Oblig. Bonds (Park, Open
       Space & Library), (FGIC), 5.75%, 05/01/14                               Aaa, AAA             380,000          422,663
                                                                                                              --------------
                                                                                                                     700,383
                                                                                                              --------------
NEW JERSEY -- 2.8%
       Camden County, NJ Imp. Auth. Health Care Rev. Bonds,
       5.60%, 02/15/07                                                        Baa3, BBB              65,000           66,038
       Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds,
       5.00%, 02/15/17                                                         Aaa, NR              725,000          778,672
       New Jersey Tobacco Settlement Fin. Corp., Rev. Bonds,
       5.00%, 06/01/09                                                        Baa3, BBB             250,000          257,035
       Passaic County, NJ Gen. Oblig. Ref. Bonds (FSA),
       5.00%, 09/01/07                                                         Aaa, NR              500,000          524,810
                                                                                                              --------------
                                                                                                                   1,626,555
                                                                                                              --------------
NEW YORK -- 17.6%
       Chittenango, NY Cent. School Dist. Gen. Oblig. Bonds
       (FGIC), 5.60%, 06/15/09                                                 Aaa, AAA             200,000          220,940
       Mayfield, NY Cent. School Dist. Gen Oblig. Bonds, (FSA),
       4.25%, 06/15/12                                                         Aaa, AAA             685,000          709,455

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Municipal Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
      New York City Gen. Oblig. Bonds, Ser. I, 4.50%,
      08/01/12                                                                  A2, A        $      650,000   $      672,087
      New York City Transitional Fin. Auth. Rev. Bonds, 5.00%,                 Aa1, AAA             500,000          539,720
      11/01/11
      New York City Transitional Fin. Auth. Rev. Bonds, 5.75%,
      11/01/11                                                                 Aa2, AA+             700,000          777,434
      New York State Agency Spec. School Purp. Rev. Bonds,
      Ser. C, 5.25%, 12/01/10                                                   NR, A+            1,500,000        1,618,379
      New York State Dorm. Auth. Rev. Bonds, (MBIA), 5.25%,
      05/15/15                                                                 Aaa, AAA           1,000,000        1,109,219
      New York State Dorm. Auth. Pace Univ. Ref. Bonds,
      (MBIA), 6.50%, 07/01/08                                                  Aaa, AAA             515,000          569,708
      New York State Dorm. Auth. Personal Income Rev. Bonds,
       Ser. A, 5.00%, 03/15/13                                                  NR, AA              500,000          539,025
      New York State Environ. Fac. Corp. Rev. Bonds, Ser. A,
      5.00%, 03/15/13                                                          NR, AA-              515,000          557,024
      New York State Urban Dev. Corp. Rev. Bonds, 5.00%,
      12/15/06                                                                  A1, AA              500,000          518,060
      New York State Urban Dev. Corp. Rev. Bonds, 5.00%,
      01/01/07                                                                 A2, AA-              500,000          517,230
      New York State Urban Dev. Corp. (Correctional &
      Youth Facilities Services), Ser A, 4.00%, 01/01/09                       NR, AA-              500,000          508,320
      New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%,
      08/01/12                                                                  A2, A               250,000          270,310
      North Tonawanda, NY City School Dist. Gen. Oblig. Bonds,
      (FGIC), 5.25%, 06/15/09                                                  Aaa, NR              200,000          218,210
      West Genesee, NY Cent. School Dist. Gen. Oblig. Bonds,
      (FSA), 3.50%, 06/15/07                                                   Aaa, NR              500,000          507,600
      West Islip, NY UN Free School Dist. Gen. Oblig. Bonds,
      Prerefunded 10/01/10 (FSA), 4.25%, 10/01/11                              Aaa, NR              250,000          261,963
                                                                                                              --------------
                                                                                                                  10,114,684
                                                                                                              --------------
NORTH CAROLINA -- 0.9%
      Cabarrus County, NC Cert. Participation Lease Rev. Bonds,
      3.00%, 02/01/07                                                          Aa3, AA-             235,000          235,698
      Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%,
      Prerefunded 06/01/10                                                     Aa2, AA+             250,000          279,407
                                                                                                              --------------
                                                                                                                     515,105
                                                                                                              --------------
OHIO -- 5.7%
      Lorain County, OH Hosp. Rev. Bonds (Catholic Healthcare
      Partners), 5.00%, 10/01/08                                               A1, AA-              500,000          525,435
      Lorain County, OH Hosp. Rev. Bonds (Catholic Healthcare
      Partners), Ser. A, 5.63%, 10/01/16                                       A1, AA-              500,000          542,435
      Ohio State Bldg. Fac. Auth. Rev. Bonds (Sports Bldg.
      Fund Proj.), Ser. 2001A, 5.50%, 04/01/12                                 Aa2, AA              500,000          548,790
      Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A,
      5.50%, 12/01/09                                                          Aa2, AA              500,000          547,995
      Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A,
      5.50%, 12/01/08                                                          Aa2, AA              200,000          216,172
      Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%,
      Prerefunded 02/01/10                                                     Aa1, AA+             350,000          388,252

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Municipal Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
      Pickerington, OH Local School Dist. Construction & Imp.
      Gen Oblig. Bonds, (FGIC), 5.80%, 12/01/09                                Aaa, AAA      $      500,000   $      533,680
                                                                                                              --------------
                                                                                                                   3,302,759
                                                                                                              --------------
OKLAHOMA -- 0.2%
      Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10                     Aa2, AA              100,000          109,820
                                                                                                              --------------
OREGON -- 0.6%
      Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser.
      A, 5.00%, 06/15/17                                                       Aaa, NR              320,000          345,443
                                                                                                              --------------
PENNSYLVANIA -- 4.8%
      Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC),
      5.20%, 05/15/11                                                          Aaa, AAA             250,000          274,055
      Bethlehem, PA Area Voc. Tech. School Auth.
      Lease Rev. Bonds (MBIA), 5.50%, 09/01/09                                 Aaa, NR              325,000          355,618
      Harrisburg, PA Office & Parking Rev. Auth. Bonds (Capital
      Assoc. Proj.), Ser. 1998A, 5.50%, 05/01/05                               NR, AAA              180,000          180,436
      Pennsylvania State Ref. Gen. Oblig. Bonds, (FGIC),
      5.38%, 11/15/07                                                          Aaa, AAA             250,000          260,875
      Philadelphia, PA Hospitals & Higher Educ. Fac. Auth. Rev.
      Bonds (Jefferson Health Systems Proj.), Ser. 1997A, 5.50%,
       05/15/05                                                                Aa3, AA-             500,000          501,660
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%,
      04/01/11                                                                 Aaa, AAA             160,000          174,586
      State Public School Bldg. Auth. Pennsylvania Rev. Bonds,
      FGIC, 5.25%, 11/01/15                                                    Aaa, AAA             545,000          596,497
      Westmoreland County, PA Ind. Dev. Auth. Rev. Bonds
      (Landfill Gas Recycling-Lanchester Energy Partners Proj.),
      Ser. 1998B, 6.80%, 01/01/06*                                              NR, NR              500,000           28,750
      York County, PA Solid Waste & Refuse Auth. Rev. Bonds,
      (FGIC), 5.50%, 12/01/06                                                  Aaa, AAA             400,000          417,272
                                                                                                              --------------
                                                                                                                   2,789,749
                                                                                                              --------------
PUERTO RICO -- 0.7%
      The Childrens Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.00%, 05/15/09                                  Baa3, BBB             100,000          104,631
      The Childrens Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.75%, 07/01/10                                   NR, AAA              250,000          278,088
                                                                                                              --------------
                                                                                                                     382,719
                                                                                                              --------------
SOUTH DAKOTA -- 0.5%
      South Dakota Housing Dev. Auth. Homeownership Mtge.
      Rev. Bonds, Ser. C, 4.15%, 05/01/07                                      Aa1, AAA             265,000          265,723
                                                                                                              --------------
TENNESSEE -- 0.5%
      Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%,
      10/01/13                                                                  A2, AA              250,000          274,190
                                                                                                              --------------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Municipal Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
TEXAS -- 9.4%
         Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds,
         (PSF-GTY), 7.00%, 08/15/11                                            Aaa, NR       $      250,000   $      292,153
         Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref.
         Bonds, (PSF-GTY), 5.00%, 02/15/17                                     Aaa, AAA             500,000          531,980
         Houston, TX Unrefunded-Ref & Pub Impt.  - A, 5.25%,
         03/01/13                                                              Aa3, AA-             100,000          106,521
         Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
         (PSF-GTY), 5.50%, 02/15/15                                            Aaa, AAA             500,000          545,910
         Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds (St.
         Joseph Health Sys.), 5.00%, 07/01/08                                  Aa3, AA-             350,000          368,008
         Pearland, TX Indpt. School Dist. Schoolhouse Rev. Bonds,
         Ser. 2001A, (PSF-GTY), 5.00%, 02/15/12                                Aaa, AAA             625,000          676,331
         San Antonio, TX Indpt. School Dist. Gen. Oblig.
         Unltd. Bonds (PSF-GTY), 7.00%, 08/15/08                               Aaa, AAA             225,000          252,565
         Texas State College Student Loan Gen. Oblig. Bonds,
         5.00%, 08/01/12                                                       Aa1, AA            1,000,000        1,022,819
         Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds,
         Ser. 2001A, 5.50%, 10/01/12                                           Aa1, AA              300,000          329,988
         Texas State Turnpike Auth. Cent. Rev. Bonds, 5.00%,
         06/01/08                                                              Aa3, AA              500,000          527,250
         Texas Water Dev. Board Rev. Bonds, St. Revolving Fd-Sr.
         Lien - Ser. 1998A, 5.25%, 07/15/11                                    Aaa, AAA             500,000          531,630
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         07/01/11                                                              Aaa, AAA              60,000           69,172
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         01/01/12                                                              Aaa, AAA              75,000           86,843
         Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%,
         01/01/13                                                              Aaa, AAA              85,000           99,402
                                                                                                              --------------
                                                                                                                   5,440,572
                                                                                                              --------------
   UTAH -- 0.4%
         Utah State Bldg. Ownership Auth. Lease Rev. Bonds,
         5.50%, 05/15/07                                                       Aa1, AA+             250,000          260,273
                                                                                                              --------------
   VIRGINIA -- 1.8%
         Virginia Commonwealth Trans. Brd. Rev. Bonds (Federal
         Highway Reimbursement Ant. Notes), 5.75%, 10/01/07                    Aa2, AA+           1,000,000        1,067,960
                                                                                                              --------------
   WASHINGTON -- 4.1%
         Clark County WA School Dist. No. 37 Gen. Oblig.
         Bonds, 5.13%, 12/01/10                                                Aa3, NR              500,000          537,355
         Seattle, WA Muni. Light & Power Ref. Rev. Bonds (FSA),
         5.00%, 07/01/10                                                       Aaa, AAA             350,000          369,775
         Snohomish County, WA Public Utility Rev. Bonds (FSA),
         5.00%, 12/01/08                                                       Aaa, AAA             250,000          265,843
         Washington State Public Power Supply Sys. Nuclear Proj.
         No. 1 Rev. Bonds, 5.75%, 07/01/09                                     Aaa, AA-             320,000          349,830
         Washington State Public Power Supply Sys. Nuclear Proj.
         No. 2 Rev. Bonds, 5.75%, 07/01/09                                     Aaa, AA-             200,000          218,644
         Washington State Variable Purpose - Ser. B, Gen. Oblig.
         Unltd. Bonds, 5.00%, 01/01/13                                         Aa1, AA              300,000          313,377

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Municipal Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
         Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds,
         5.00%, 06/01/08                                                      Baa2, BBB      $      300,000   $      312,045
                                                                                                              --------------
                                                                                                                   2,366,869
                                                                                                              --------------
   WEST VIRGINIA -- 0.5%
         West Virginia State Bldg. Ref. Rev. Bonds, Ser. A
         (AMBAC), 5.38%, 07/01/18                                              Aaa, AAA             250,000          278,235
                                                                                                              --------------
   WISCONSIN -- 0.3%
         Wisconsin State Trans. Rev. Ref. Bonds, Ser. 1
         (AMBAC), 5.75%, 07/01/14                                              Aaa, AAA             175,000          195,822
                                                                                                              --------------
     TOTAL MUNICIPAL BONDS
       (Cost $57,356,185)                                                                                         57,449,521
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 0.7%
         Blackrock Municipal Cash Tax-Exempt Cash Money Market
         Fund                                                                                       204,304          204,304
         Blackrock Municipal Fund Tax-Exempt Money Market
         Fund                                                                                       204,304          204,304
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $408,608)                                                                                               408,608
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $57,764,793)+ -- 100.0%                                                               $   57,858,129
                                                                                                              ==============

----------
+    Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
* Non-income producing for the period ended March 31, 2005. Security in default.

See Note 2 to Schedule of Investments

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                               Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
COMMERCIAL PAPER -- 28.6%
   BANKS -- 12.5%
         Lloyds TSB Bank Plc, 2.74%, 04/14/05                                 P-1, A-1+      $   15,000,000   $   14,985,158
         Rabobank USA Finance Corp., 2.82%, 04/01/05                          P-1, A-1+          10,000,000       10,000,000
         UBS Finance, Inc., 2.83%, 04/01/05                                   P-1, A-1+          10,000,000       10,000,000
                                                                                                              --------------
                                                                                                                  34,985,158
                                                                                                              --------------
   FINANCIAL SERVICES -- 12.5%
         Citigroup Global Markets Holdings, 2.72%, 04/05/05                   P-1, A-1+          15,000,000       14,995,467
         Lehman Brothers, 2.85%, 04/01/05                                      P-1, A-1          10,000,000       10,000,000
         Morgan Stanley, 2.74%, 04/06/05                                       P-1, A-1          10,000,000        9,996,195
                                                                                                              --------------
                                                                                                                  34,991,662
                                                                                                              --------------
LEASING -- 3.6%
         International Lease Finance Corp., 2.79%, 04/21/05                   P-1, A-1+          10,000,000        9,984,500
                                                                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $79,961,320)                                                                                         79,961,320
                                                                                                              --------------
CORPORATE NOTES -- 8.3%
   FINANCIAL -- 8.3%
         Royal Bank of Canada, NY, 2.77%, 04/25/05*                            N/R, AA-          23,365,000       23,359,036
                                                                                                              --------------
     TOTAL CORPORATE NOTES
       (Cost $23,359,036)                                                                                         23,359,036
                                                                                                              --------------
U.S. AGENCY OBLIGATIONS -- 32.2%
   FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 25.1%
         Federal Home Loan Bank Discount Notes, 2.55%, 04/01/05                                  70,000,000       70,000,000
                                                                                                              --------------
   FEDERAL HOME LOAN BANKS NOTES -- 7.1%
         Federal Home Loan Bank Notes, 1.30%, 04/27/05                                           10,000,000       10,000,000
         Federal Home Loan Bank Notes, 1.38%, 05/03/05                                           10,000,000       10,000,000
                                                                                                              --------------
                                                                                                                  20,000,000
                                                                                                              --------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $90,000,000)                                                                                         90,000,000
                                                                                                              --------------

WT INVESTMENT TRUST I -- PREMIER MONEY MARKET SERIES
INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                                               Principal
                                                                                                 Amount           Value
                                                                                             --------------   --------------
REPURCHASE AGREEMENTS -- 30.9%
         With Banc of America Corp.: at 2.89%, dated 03/31/05, to be repurchased at $43,605,400 on 04/01/05, collateralized by
         $44,909,958 of Federal National Mortgage Association Securities
         with various coupons and Maturities to 02/01/35                                         43,601,900       43,601,900
         With Paine Webber: at 2.89%, dated 03/31/05, to be repurchased at $43,003,452 on 04/01/05, collateralized by $44,293,663 of
         Federal National Mortgage Association Securities with various
         coupons and Maturities to 04/01/35                                                      43,000,000       43,000,000
                                                                                                              --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $86,601,900)                                                                                         86,601,900
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $279,922,256)+ -- 100.0%                                                              $  279,922,256
                                                                                                              ==============

----------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

See Note 3 to Schedule of Investments

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Prime Money Market Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
CERTIFICATES OF DEPOSIT -- 46.7%
   FOREIGN BANKS, FOREIGN CENTERS -- 17.1%
         ABN AMRO Bank, 2.61%, 04/20/05                                       P-1, A-1+      $   75,000,000   $   75,000,098
         Calyon, 2.51%, 04/06/05                                              P-1, A-1+          75,000,000       75,000,000
         Deutsche Bank, 2.76%, 05/23/05                                       P-1, A-1+          80,000,000       80,001,147
         Lloyds Bank PLC, 2.63%, 04/25/05                                     P-1, A-1+          80,000,000       80,000,000
         Societe Generale, 2.72%, 05/09/05                                    P-1. A-1+          80,000,000       80,000,000
                                                                                                              --------------
                                                                                                                 390,001,245
                                                                                                              --------------
   FOREIGN BANKS, U.S. BRANCHES -- 18.2%
         Barclays Bank PLC, 2.86%, 06/01/05                                   P-1, A-1+          85,000,000       84,998,373
         CIBC, NY, 2.58%, 04/13/05                                             P-1, A-1         100,000,000      100,000,000
         Landesbank Baden-Wuerttemberg, 2.72%, 05/16/05                       P-1, A-1+          65,700,000       65,692,500
         Royal Bank of Scotland, 3.02%, 06/30/05                              P-1, A-1+          90,000,000       90,000,000
         Toronto Dominion, 2.51%, 04/04/05                                     P-1, A-1          50,000,000       50,000,039
         Toronto Dominion, 2.15%, 04/15/05                                     P-1, A-1          25,000,000       24,995,307
                                                                                                              --------------
                                                                                                                 415,686,219
                                                                                                              --------------
   U.S. BANKS, U.S. BRANCHES -- 11.4%
         Citibank, 2.63%, 04/22/05                                            P-1, A-1+          80,000,000       80,000,000
         Regions Bank, 2.66%, 04/27/05                                         P-1, A-1          80,000,000       80,000,000
         Suntrust Bank, Inc., 3.01%, 06/28/05                                 P-1, A-1+         100,000,000      100,000,000
                                                                                                              --------------
                                                                                                                 260,000,000
                                                                                                              --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $1,065,687,464)                                                                                   1,065,687,464
                                                                                                              --------------
COMMERCIAL PAPER -- 29.3%
   BANKS -- 7.0%
         Bank of America, 2.73%, 05/16/05                                     P-1, A-1+          81,000,000       81,000,000
         HBOS Treasury Services, 3.00%, 06/28/05                              P-1, A-1+          80,000,000       79,413,333
                                                                                                              --------------
                                                                                                                 160,413,333
                                                                                                              --------------
   FINANCIAL -- 7.4%
         CIT Group., 2.68%, 04/25/05                                           P-1, A-1          14,700,000       14,673,736
         Dresdner US Finance, Inc, 2.57%, 04/11/05                             P-1, A-1          63,200,000       63,154,882
         General Electric Capital Corp., 2.86%, 06/06/05                      P-1, A-1+          90,000,000       89,528,100
                                                                                                              --------------
                                                                                                                 167,356,718
                                                                                                              --------------
   FINANCIAL SERVICES -- 3.3%
         Morgan Stanley, 2.74%, 04/06/05                                      P-1, A-1+          75,000,000       74,971,458
                                                                                                              --------------

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Prime Money Market Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   ---------------
HIGHER EDUCATION -- 1.4%
         Johns Hopkins University, 2.55%, 04/05/05                            P-1, A-1+      $   32,500,000   $    32,500,000
                                                                                                              ---------------
   LEASING -- 7.4%
         International Lease Finance Corp, 3.03%, 07/06/05                     P-1, A-1          90,000,000        89,272,800
         Vehicle Service Corp. of America, LOC Bank of America
                         2.75%, 05/12/05                                       NR, A-1+          81,000,000        80,746,312
                                                                                                              ---------------
                                                                                                                  170,019,112
                                                                                                              ---------------
   UTILITIES -- 2.8%
         National Rural Utilities, 2.69%, 04/11/05                             P-1, A-1          65,000,000        64,951,430
                                                                                                              ---------------
     TOTAL COMMERCIAL PAPER
       (Cost $670,212,051)                                                                                        670,212,051
                                                                                                              ---------------
U.S. AGENCY OBLIGATIONS -- 4.6%
   FEDERAL HOME LOAN BANKS NOTES -- 2.4%
         Federal Home Loan Bank Notes, 1.30%, 04/27/05                                           25,000,000        25,000,000
         Federal Home Loan Bank Notes, 1.38%, 05/03/05                                           30,000,000        30,000,000
                                                                                                              ---------------
                                                                                                                   55,000,000
                                                                                                              ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 2.2%
         Federal National Mortgage Association Discount Notes,
         2.49%, 04/06/05                                                                         50,000,000        49,982,708
                                                                                                              ---------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $104,982,708)                                                                                        104,982,708
                                                                                                              ---------------
REPURCHASE AGREEMENTS -- 19.4%
         With Goldman Sachs Group: at 2.89%, dated 03/31/05, to be
         repurchased at $218,572,545 on 04/01/05, collateralized by
         $225,111,850 of U.S Treasury Note 4.00% due 11/01/2034                                 218,555,000       218,555,000

         With Paine Webber: at 2.89%, dated 03/31/05, to be repurchased at $ 230,990,148 on 04/01/05, collateralized by $231,750,725 of Federal National Mortgage Association Securities with
         various coupons and maturities to 01/01/35                                             225,000,000       225,000,000
                                                                                                              ---------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $443,555,000)                                                                                        443,555,000
                                                                                                              ---------------
TOTAL INVESTMENTS (Cost $2,284,437,223) + -- 100.0%                                                           $ 2,284,437,223
                                                                                                              ===============

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Prime Money Market Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

----------
*    Cost for federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

     LOC-Letter of Credit

See Note 3 to Schedule of Investments

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 5.8%
   HOTELS & MOTELS -- 2.0%
         Hilton Hotels Corp.                                                                         16,500   $      368,775
         La Quinta Corp.*+                                                                           40,700          345,950
         Starwood Hotels & Resorts Worldwide, Inc.                                                    4,000          240,120
                                                                                                              --------------
     TOTAL HOTELS & MOTELS                                                                                           954,845
                                                                                                              --------------
   OFFICE/INDUSTRIAL -- 0.8%
         Brookfield Properties Corp.                                                                  9,500          365,750
                                                                                                              --------------
     TOTAL OFFICE/INDUSTRIAL                                                                                         365,750
                                                                                                              --------------
   REAL ESTATE -- 1.7%
         Tarragon Corp.+                                                                              9,437          190,533
         Thomas Properties Group, Inc.*                                                              25,109          310,849
         Trammell Crow Co.+                                                                          14,200          292,094
                                                                                                              --------------
     TOTAL REAL ESTATE                                                                                               793,476
                                                                                                              --------------
   SHOPPING CENTERS -- 0.7%
         Tanger Factory Outlet Centers, Inc.                                                         15,800          347,600
                                                                                                              --------------
     TOTAL SHOPPING CENTERS                                                                                          347,600
                                                                                                              --------------
   TRANSPORTATION -- 0.6%
         Florida East Coast Industries, Inc. - Class B                                                7,000          297,360
                                                                                                              --------------
     TOTAL TRANSPORTATION                                                                                            297,360
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $2,157,716)                                                                                           2,759,031
                                                                                                              --------------
REAL ESTATE INVESTMENT TRUSTS -- 46.4%
   APARTMENTS -- 7.3%
         Apartment Investment & Management Co. - Class A                                              6,000          223,200
         Archstone-Smith Trust                                                                       29,100          992,602
         Avalon Bay Communities, Inc.                                                                10,500          702,345
         Camden Property Trust                                                                       17,142          806,188
         Equity Residential                                                                          18,500          595,885
         United Dominion Realty Trust, Inc.                                                           7,900          164,873
                                                                                                              --------------
     TOTAL APARTMENTS                                                                                              3,485,093
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
DIVERSIFIED/OTHER -- 4.6%
         BioMed Realty Trust, Inc.                                                                    4,000           82,400
         Catellus Developement Corp.                                                                 22,500          599,625
         iStar Financial, Inc.                                                                       10,839          446,350
         Rayonier, Inc.                                                                               6,300          312,039
         Sizeler Property Investors, Inc.                                                            25,100          297,686
         Vornado Realty Trust                                                                         6,000          415,620
                                                                                                              --------------
     TOTAL DIVERSIFIED/OTHER                                                                                       2,153,720
                                                                                                              --------------
   FOREST PRODUCTS -- 0.6%
         Plum Creek Timber Co., Inc.                                                                  8,500          303,450
                                                                                                              --------------
     TOTAL FOREST PRODUCTS                                                                                           303,450
                                                                                                              --------------
   HEALTHCARE -- 1.5%
         Healthcare Realty Trust, Inc.                                                                6,000          218,640
         Omega Healthcare Investors, Inc.                                                            12,000          131,760
         Senior Housing Properties Trust                                                             21,000          350,280
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                                700,680
                                                                                                              --------------
   HOTELS & MOTELS -- 3.0%
         Boykin Lodging Co.*+                                                                        39,700          378,341
         Hospitality Properties Trust                                                                 2,500          100,950
         Host Marriott Corp.*                                                                        50,200          831,312
         Strategic Hotel Capital, Inc.*                                                               5,000           73,500
                                                                                                              --------------
     TOTAL HOTELS & MOTELS                                                                                         1,384,103
                                                                                                              --------------
   INDUSTRIAL -- 4.9%
         AMB Property Corp.                                                                          10,000          378,000
         Duke Realty Corp.                                                                            5,800          173,130
         First Potomac Realty Trust                                                                   2,500           57,125
         Liberty Property Trust                                                                      24,600          960,630
         ProLogis                                                                                    15,000          556,500
         PS Business Parks, Inc.+                                                                     4,500          181,350
                                                                                                              --------------
     TOTAL INDUSTRIAL                                                                                              2,306,735
                                                                                                              --------------
   MULTI-FAMILY -- 1.6%
         Post Properties, Inc.                                                                       14,600          453,184
         Sun Communities, Inc.                                                                        8,500          304,300
                                                                                                              --------------
     TOTAL MULTI-FAMILY                                                                                              757,484
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
OFFICE PROPERTY -- 6.5%
         Boston Properties, Inc.                                                                     14,300          861,289
         Brandywine Realty Trust*                                                                     3,500           99,400
         Corporate Office Properties Trust                                                            6,000          158,880
         Equity Office Properties Trust                                                              11,500          346,495
         Government Properties Trust, Inc.                                                           31,400          312,744
         Highwoods Properties, Inc.                                                                   8,500          227,970
         Kilroy Realty Corp.                                                                          6,500          265,915
         Prentiss Properties Trust                                                                    7,000          239,120
         Trizec Properties, Inc.                                                                     28,400          539,600
                                                                                                              --------------
     TOTAL OFFICE PROPERTY                                                                                         3,051,413
                                                                                                              --------------
   OFFICE/INDUSTRIAL -- 2.7%
         Arden Realty, Inc.                                                                          12,600          426,510
         Cresent Real Estate Equities Co.                                                            23,100          377,454
         CRT Properties, Inc.                                                                        20,900          455,202
                                                                                                              --------------
     TOTAL OFFICE/INDUSTRIAL                                                                                       1,259,166
                                                                                                              --------------
   REGIONAL MALLS -- 3.7%
         General Growth Properties, Inc.                                                             12,500          426,250
         Simon Property Group, Inc.                                                                  17,500        1,060,150
         The Macerich Co.                                                                             4,500          239,760
                                                                                                              --------------
     TOTAL REGIONAL MALLS                                                                                          1,726,160
                                                                                                              --------------
   RETAIL -- 3.9%
         Acadia Realty Trust                                                                         22,900          368,232
         Ramco-Gershenson Properties Trust                                                           15,800          428,970
         Taubman Centers, Inc.                                                                       25,100          696,274
         Urstadt Biddle Properties                                                                    9,400          146,640
         Urstadt Biddle Properties - Class A                                                         13,900          211,975
                                                                                                              --------------
     TOTAL RETAIL                                                                                                  1,852,091
                                                                                                              --------------
   SHOPPING CENTERS -- 4.7%
         Developers Diversified Realty Corp.                                                         12,300          488,925
         Federal Realty Investment Trust                                                              7,000          338,450
         Kimco Realty Corp.                                                                           6,400          344,960
         Kite Realty Group Trust*                                                                    24,000          345,600
         Pan Pacific Retail Properties, Inc.                                                          2,500          141,875
         Realty Income Corp.                                                                          4,000           91,520
         Regency Centers Corp.                                                                        9,500          452,485
                                                                                                              --------------
     TOTAL SHOPPING CENTERS                                                                                        2,203,815
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   STORAGE -- 1.4%
         Public Storage, Inc.                                                                         8,000          455,520
         Shurgard Storage Centers, Inc.                                                               5,000          204,900
                                                                                                              --------------
     TOTAL STORAGE                                                                                                   660,420
                                                                                                              --------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS
       (Cost $19,197,819)                                                                                         21,844,329
                                                                                                              --------------
PREFERRED STOCK -- 7.7%
   DIVERSIFIED -- 1.4%
         Capital Automotive - Series  A+                                                              5,900          146,025
         Colonial Property Trust - Series D                                                           5,600          141,792
         Crescent Real Estate Equity Co. - Series A                                                   8,100          174,312
         iStar Financial, Inc. - Series D                                                             4,400          111,738
         iStar Financial, Inc. - Series G+                                                            3,200           80,416
                                                                                                              --------------
     TOTAL DIVERSIFIED                                                                                               654,283
                                                                                                              --------------
   FINANCE & INSURANCE -- 0.9%
     FINANCIAL SERVICES -- 0.9%
         Annaly Mortgage Management - Series A                                                        8,900          218,139
         MFA Mortgage Investment,  Inc. - Series A                                                    7,500          187,500
                                                                                                              --------------
                                                                                                                     405,639
                                                                                                              --------------
     TOTAL FINANCE & INSURANCE                                                                                       405,639
                                                                                                              --------------
   HEALTHCARE -- 0.6%
         Health Care Property Investors, Inc. - Series F+                                             3,500           87,675
         Health Care REIT - Series F+                                                                 7,500          187,500
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                                275,175
                                                                                                              --------------
   HOTELS & MOTELS -- 0.3%
         Winston Hotels, Inc. - Series B                                                              6,621          164,863
                                                                                                              --------------
     TOTAL HOTELS & MOTELS                                                                                           164,863
                                                                                                              --------------
   INDUSTRIAL -- 0.2%
         PS Business Parks, Inc. - Series H                                                           3,600           87,408
                                                                                                              --------------
     TOTAL INDUSTRIAL                                                                                                 87,408
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   OFFICE PROPERTY -- 1.9%
         Alexandria Real Estate - Series C+                                                           6,900          181,091
         Brandywine Realty Trust - Series C                                                           6,400          158,720
         Cousins Properties, Inc. - Series A                                                          7,500          189,375
         Kilroy Realty Corp. - Series F+                                                              3,700           91,760
         Maguire Properties, Inc. - Series A                                                          8,800          218,679
         SL Green Realty Corp. - Series C                                                             4,700          119,145
                                                                                                              --------------
     TOTAL OFFICE PROPERTY                                                                                           958,770
                                                                                                              --------------
   REGIONAL MALLS -- 0.8%
         Taubman Centers, Inc. - Series A                                                            10,500          264,810
         Taubman Centers, Inc. - Series G+                                                            3,700           95,830
                                                                                                              --------------
     TOTAL REGIONAL MALLS                                                                                            360,640
                                                                                                              --------------
   RESTAURANTS -- 0.4%
         Trustreet Properties, Inc. - Series A                                                        7,700          176,253
                                                                                                              --------------
     TOTAL RESTAURANTS                                                                                               176,253
                                                                                                              --------------
   SHOPPING CENTERS -- 0.8%
         Kilroy Realty - Series E                                                                     3,500           88,025
         Pennsylvania Real Estate Investment Trust - Series A                                         1,800          105,210
         Saul Centers, Inc. - Series A                                                                6,700          169,912
                                                                                                              --------------
     TOTAL SHOPPING CENTERS                                                                                          363,147
                                                                                                              --------------
   STORAGE -- 0.4%
         Public Storage, Inc. - Series A                                                              6,600          184,932
                                                                                                              --------------
     TOTAL STORAGE                                                                                                   184,932
                                                                                                              --------------
     TOTAL PREFERRED STOCK
       (Cost $3,628,760)                                                                                           3,631,110
                                                                                                              --------------
EXCHANGE TRADED FUNDS -- 38.5%
         iShares Cohen & Steers Realty Majors Index Fund                                            134,204       16,768,790
         iShares Dow Jones U.S. Real Estate Index Fund                                               11,900        1,335,775
         streetTRACKS Wilshire REIT Index Fund                                                          379           65,347
                                                                                                              --------------
     TOTAL EXCHANGE TRADED FUNDS
       (Cost $18,506,567)                                                                                         18,169,912
                                                                                                              --------------

WT INVESTMENT TRUST I -- STRATEGIC ALLOCATION SERIES / Real Estate Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
SHORT-TERM INVESTMENTS -- 1.6%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                        385,344          385,344
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                        385,342          385,342
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $770,686)                                                                                               770,686
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $44,261,548)+                                                                                      $   47,175,069
                                                                                                              ==============

----------
*    Non-income producing security.
+ The cost for Federal income tax purposes was $44,287,339. At March 31, 2005, net unrealized appreciation was $2,887,730. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,343,466, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $455,736.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short Intermediate Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
CORPORATE BONDS -- 52.4%
   FINANCIAL -- 18.2%
         Abbey National PLC, 6.69%, 10/17/05                                    A1, A        $      175,000   $      177,892
         AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08                   Aa1, AA+           1,600,000        1,667,629
         Bank of America Corp., 7.80%, 02/15/10                                Aa3, A+              600,000          679,184
         First Union Corp., 6.82%, 08/01/06                                     A1, A-              200,000          246,378
         General Electric Capital Corp., 6.50%, 12/10/07                       Aaa, AAA             985,000        1,037,341
         General Motors Acceptance Corp., 3.70%, 05/18/05                     Baa2, BBB-            600,000          587,046
         General Motors Acceptance Corp., 7.75%, 01/19/10                     Baa2, BBB-          1,360,000        1,306,275
         Goldman Sachs Group, 6.65%, 05/15/09                                  Aa3, A+              600,000          643,880
         Household Finance Corp., 6.38%, 11/27/12                               A1, A             2,250,000        2,432,765
         International Lease Finance Corp., 5.63%, 06/01/07                    A1, AA-            1,500,000        1,539,231
         JP Morgan Chase & Co., 6.50%, 08/01/05                                 A1, A             1,750,000        1,767,619
         Lehman Brothers Holdings, 4.25%, 01/27/10                              A1, A             1,035,000        1,007,650
         Marsh & Mclennan Cos, Inc. 5.38% 03/15/07                            Baa2, BBB             700,000          711,012
         MBNA America, 6.50%, 06/20/06                                        Baa1, BBB+          1,000,000        1,027,839
         Morgan Stanley, 4.75%, 04/01/14                                        A1, A             1,500,000        1,428,179
         National City Bank, 2.70%, 08/24/09                                   Aa3, A+              634,091          609,355
         Prudential Insurance Co., 6.38%, 07/23/06                             A1, AA-            1,090,000        1,125,548
         Salomon Smith Barney Holdings, 6.50%, 02/15/08                        Aa1, AA-           2,100,000        2,222,861
                                                                                                              --------------
                                                                                                                  20,217,684
                                                                                                              --------------
   INDUSTRIAL -- 23.0%
         Conagra Foods, Inc., 6.00%, 09/15/06                                 Baa1, BBB+            500,000          512,339
         Conoco Inc, 6.35%, 04/15/09                                         Baa1, A-BBB+           300,000          319,551
         CSX Corp., 7.90%, 05/01/17                                           Baa2, BBB             850,000        1,028,188
         Dow Chemical, 5.75%, 11/15/09                                          A3, A-            1,400,000        1,460,228
         General Electric Co., 5.00%, 02/01/13                                 Aaa, AAA           1,000,000          998,547
         Hershey Foods Corp., 6.70%, 10/01/05                                   A1, A+            1,125,000        1,141,446
         Hertz Corp., 4.70%, 10/02/06                                         Baa2, BBB-          1,500,000        1,479,420
         Ingersoll-Rand, 6.02%, 02/15/28                                        A3, A-            2,300,000        2,551,108
         International Business Machines Corp., 4.75%, 11/29/12                 A1, A+            1,000,000          995,935
         Johnson & Johnson, 3.80%, 05/15/13                                    Aaa, AAA             750,000          701,509
         Liberty Media Corp., 4.51%, 09/17/06*                                Baa3, BB+           1,250,000        1,266,600
         Liberty Media Corp., 3.50%, 09/25/06                                 Baa3, BB+           1,520,000        1,498,076
         McDonald's Corp., 3.88%, 08/15/07                                      A2, A             1,300,000        1,288,541
         Merck & Co., Inc., 5.25%, 07/01/06                                    Aa3, AA-           2,250,000        2,279,862
         Raytheon Co., 6.75%, 08/15/07                                        Baa3, BBB-            584,000          614,454
         Schering-Plough Corp., 5.55%, 12/01/13                                Baa1, A-           1,000,000        1,021,554
         Schering-Plough Corp., 6.75%, 12/01/33                                Baa1, A-             250,000          279,710
         Time Warner Entertainment, 8.88%, 10/01/12                           Baa1, BBB+          1,350,000        1,632,498
         Tyson Foods, Inc., 7.25%, 10/01/06                                   Baa3, BBB           2,350,000        2,451,999
         Waste Management, Inc., 6.50%, 11/15/08                              Baa3, BBB             456,000          483,394
         Weyerhaeuser Co., 6.00%, 08/01/06                                    Baa2, BBB           1,500,000        1,537,466
                                                                                                              --------------
                                                                                                                  25,542,425
                                                                                                              --------------
   TELECOMMUNICATIONS -- 6.6%
         AT&T Broadband Corp., 8.38%, 03/15/13                                Baa3, BBB           2,015,000        2,394,290
         GTE Southwest, Inc. Ser3 1993B, 6.54%, 12/01/05                        A2, NR            1,000,000        1,017,595
         Sprint Capital Corp., 6.13%, 11/15/08                                Baa3, BBB-          1,300,000        1,358,774
         Verizon Global Funding Corp., 7.25%, 12/01/10                          A2, A+              970,000        1,076,478
         Wisconsin Bell, 6.35%, 12/01/06                                        A2, A             1,400,000        1,436,001
                                                                                                              --------------
                                                                                                                   7,283,138
                                                                                                              --------------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short Intermediate Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
   UTILITIES -- 4.6%
         Duke Energy Corp., 3.75%, 03/05/08                                    A3, BBB+      $    1,000,000   $      980,994
         Oklahoma Gas & Electric, 6.65%, 07/15/07                              A2, BBB+             500,000          566,299
         Pacific Gas & Electric, 4.20%, 03/01/11                              Baa1, BBB           1,000,000          963,496
         Valero Energy, 6.13%, 04/15/07                                       Baa3, BBB           2,500,000        2,584,010
                                                                                                              --------------
                                                                                                                   5,094,799
                                                                                                              --------------
     TOTAL CORPORATE BONDS
       (Cost $57,515,757)                                                                                         58,138,046
                                                                                                              --------------
ASSET-BACKED SECURITIES -- 3.2%
         GMAC Mortgage Corporation Loan, Ser. 2003-GH2, Cl. A2,
         3.69%, 07/25/20                                                       Aaa, AAA           1,579,830        1,574,945
         Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%,
         05/15/26                                                              Aaa, AAA              27,702           27,801
         Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4,
         6.53%, 12/15/19                                                       Aaa, AAA             655,988          665,831
         Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%,
         08/07/14                                                              Aaa, AAA             252,090          252,150
         Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
         02/06/18                                                              Aaa, AAA           1,000,000          988,791
                                                                                                              --------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $3,519,746)                                                                                           3,509,518
                                                                                                              --------------
MORTGAGE-BACKED SECURITIES -- 3.1%
         Federal Home Loan Mortgage Corporation Notes, 1589 N,
         6.25%, 04/15/23                                                                            428,851          432,001
         Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 09/15/15                                                                            488,485          498,882
         Federal Home Loan Mortgage Corporation Notes, Gold 15
         Yr., 6.00%, 01/01/13                                                                       118,150          122,100
         Federal National Mortgage Association Notes, 15 Yr Pool
         254833, 4.50%, 04/06/08                                                                    319,113          312,631
         Federal National Mortgage Association Notes, 15 Yr Pool
         629603, 5.50%, 11/13/06                                                                    414,319          422,735
         Federal National Mortgage Association Notes, 7 Yr Balloon,
         6.00%, 02/01/06                                                                             19,021           19,141
         Federal National Mortgage Association Notes, Pool 688996,
         8.00%, 11/01/24                                                                            139,986          151,400
         Government National Mortgage Association, 30 Yr. Pool
         529670, 7.50%, 02/16/06                                                                     12,086           13,048
         Government National Mortgage Association, Ser. 2001-53,
         PT, 5.50%, 04/17/06                                                                      1,400,000        1,411,998
                                                                                                              --------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $3,351,956)                                                                                           3,383,936
                                                                                                              --------------
U.S. AGENCY OBLIGATIONS -- 23.9%
   FEDERAL HOME LOAN BANKS NOTES -- 2.5%
         Federal Home Loan Banks Notes, 2.44%, 03/09/09                                           1,200,000        1,156,848
         Federal Home Loan Banks Notes, 5.75%, 05/15/12                                           1,500,000        1,602,728
                                                                                                              --------------
                                                                                                              $    2,759,576
                                                                                                              --------------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short Intermediate Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 7.5%
         Federal Home Loan Mortgage Corporation Notes, 5.13%,
         10/15/08                                                                                 3,000,000        3,080,619
         Federal Home Loan Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                                 1,000,000          994,276
         Federal Home Loan Mortgage Corporation Notes, 6.63%,
         09/15/09                                                                                 2,800,000        3,043,188
         Federal Home Loan Mortgage Corporation Notes, 6.88%,
         09/15/10                                                                                 2,000,000        2,221,210
                                                                                                              --------------
                                                                                                                   9,339,293
                                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 13.9%
         Federal National Mortgage Association Notes, 5.25%,
         06/15/06                                                                                   825,000          838,741
         Federal National Mortgage Association Notes, 3.25%,
         11/15/07                                                                                   500,000          489,184
         Federal National Mortgage Association Notes, 5.75%,
         02/15/08 (a)                                                                               850,000          885,414
         Federal National Mortgage Association Notes, 6.00%,
         05/15/08                                                                                 3,750,000        3,940,080
         Federal National Mortgage Association Notes, 6.63%,
         09/15/09                                                                                 3,500,000        3,802,516
         Federal National Mortgage Association Notes, 5.50%,
         03/15/11                                                                                   750,000          783,389
         Federal National Mortgage Association Notes, 5.38%,
         11/15/11                                                                                 3,500,000        3,632,906
                                                                                                              --------------
                                                                                                                  14,372,230
                                                                                                              --------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $26,135,725)                                                                                         26,471,099
                                                                                                              --------------
U.S. TREASURY OBLIGATIONS -- 14.6%
   U.S. TREASURY BONDS -- 0.7%
         U.S. Treasury Bonds, 10.38%, 11/15/12 (a)                                                  400,000          463,406
         U.S. Treasury Bonds, 6.25%, 01/11/30 (a)                                                   250,000          300,371
                                                                                                              --------------
                                                                                                                     763,777
                                                                                                              --------------
   U.S. TREASURY NOTES -- 13.9%
         U.S. Treasury Notes, 7.00%, 07/15/06 (a)                                                   600,000          625,360
         U.S. Treasury Notes, 6.50%, 10/15/06 (a)                                                 3,000,000        3,125,273
         U.S. Treasury Notes, 3.50%, 11/15/06 (a)                                                   780,000          777,563
         U.S. Treasury Notes, 3.13%, 05/15/07                                                     1,000,000          985,898
         U.S. Treasury Notes, 6.13%, 08/15/07                                                       250,000          262,822
         U.S. Treasury Notes, 4.00%, 06/15/09 (a)                                                 1,875,000        1,867,163
         U.S. Treasury Notes, 3.50%, 11/15/09 (a)                                                 2,000,000        1,945,782
         U.S. Treasury Notes, 5.00%, 08/15/11 (a)                                                   750,000          779,180
         U.S. Treasury Notes, 4.88%, 02/15/12 (a)                                                   300,000          309,785
         U.S. Treasury Notes, 4.00%, 11/15/12 (a)                                                 2,250,000        2,196,562

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short Intermediate Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
         U.S. Treasury Notes, 4.25%, 08/15/13 (a)                                            $      750,000   $      739,600
         U.S. Treasury Notes, 4.25%, 11/15/13 (a)                                                 1,125,000        1,107,641
         U.S. Treasury Notes, 4.25%, 11/15/14 (a)                                                   750,000          734,502
                                                                                                              --------------
                                                                                                                  15,457,131
                                                                                                              --------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $16,276,044)                                                                                         16,220,908
                                                                                                              --------------
COMMERCIAL PAPER -- 2.8%
         Citicorp, 2.78%, 04/01/05                                                                3,055,115        3,055,115
                                                                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $3,055,115)                                                                                           3,055,115
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $109,854,343)+ (2)                                                                                 $  110,778,622
                                                                                                              ==============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   COMMERCIAL PAPER
         Barton 2.83%, 04/01/05                                                                   1,565,895        1,565,895
                                                                                                              --------------
   TIME DEPOSIT
         Societe Generale,  2.875%, 04/01/05                                                      4,671,105        4,671,105
         UBS Bank, 1.98%, 10/01/04                                                                  144,939          144,939
                                                                                                              --------------
                                                                                                                   4,816,044
                                                                                                              --------------
   MASTER NOTE
         Bank of America, 2.580%, 04/01/05                                                        2,003,958        2,003,958
         Merrill Lynch, 2.975%, 04/01/05                                                          5,356,204        5,356,204
                                                                                                              --------------
                                                                                                                   7,360,162
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $13,742,101)(3)                                                                                  $   13,742,101
                                                                                                              --------------

----------
* Denotes a Variable of Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.
(a)  Security partially or fully on loan.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short Intermediate Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

(2) At March 31, 2005, the market value of securities on loan for the Short Intermediate Bond Series was $13,379,617.07.
(3) The investments held as collateral on loaned securities represented 12.3% of the net assets of the Short Intermediate Bond Series.

See Note 2 to Schedule of Investments

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short Term Income Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
CORPORATE BONDS -- 73.7%
   FINANCIAL -- 19.7%
         General Electric Capital Corp., 6.50%, 12/10/07                       Aaa, AAA      $    1,075,000   $    1,132,123
         General Motors Acceptance Corp., 3.70%, 05/18/06*                    Baa2, BBB-          1,000,000          978,410
         General Motors Acceptance Corp., 7.75%, 01/19/10                     Baa2, BBB-            500,000          480,248
         Goldman Sachs Group, 6.50%, 02/25/09                                  Aa3, A+              200,000          212,072
         Goldman Sachs Group, 6.65%, 05/15/09                                  Aa3, A+              700,000          751,194
         International Lease Finance Corp., 5.63%, 06/01/07                    A1, AA-            2,000,000        2,052,308
         Lehman Brothers Holdings, 4.25%, 01/27/10                              A1, A               390,000          379,694
         Marsh & Mclennan Cos, Inc.,  5.38%, 03/15/07                         Baa2, BBB             225,000          228,540
         MBNA America, 6.50%, 06/20/06                                        Baa1, BBB+            500,000          513,920
         National City Bank, 2.70%, 08/24/09                                   Aa3, A+              409,091          393,132
         Prudential Insurance Co., 6.38%, 07/23/06                             A1, AA-            1,000,000        1,032,613
                                                                                                              --------------
                                                                                                                   8,154,254
                                                                                                              --------------
   INDUSTRIAL -- 41.2%
         Comcast Cable Communications, Inc., 8.38%, 05/01/07                  Baa3, BBB             674,000          726,017
         Conoco Inc, 6.35%, 04/15/09                                            A3, A-              900,000          958,653
         Dow Chemical, 5.75%, 11/15/09                                          A3, A-            1,000,000        1,043,020
         Eastman Kodak Co., 7.25%, 06/15/05                                   Baa3, BBB-            350,000          352,263
         Georgia-Pacific Corp., 7.50%, 05/15/06                                Ba3, BB+             530,000          540,600
         Goodrich Corp., 6.45%, 12/15/07                                      Baa3, BBB-            999,000        1,047,874
         Hertz Corp., 4.70%, 10/02/06                                         Baa2, BBB-          1,000,000          986,280
         IAC/ Interactive Corp., 6.75%, 11/15/05                              Baa3, BBB-            500,000          507,382
         International Business Machines Corp., 5.38%, 02/01/09                 A1, A+            1,000,000        1,033,922
         Liberty Media Corp., 4.51%, 09/17/06*                                Baa3, BB+             350,000          354,648
         Liberty Media Corp., 3.50%, 09/25/06                                 Baa3, BB+             750,000          739,182
         McDonald's Corp., 3.88%, 08/15/07                                      A2, A             1,000,000          991,185
         Merck & Co., Inc., 5.25%, 07/01/06                                    Aa3, AA-           1,000,000        1,013,272
         Merck & Co., Inc., 2.50%, 03/30/07                                    Aa3, AA-           1,000,000          969,061
         Raytheon Co., 6.75%, 08/15/07                                        Baa3, BBB-            584,000          614,454
         Safeway, Inc., 6.15%, 03/01/06                                       Baa2, BBB           1,000,000        1,017,811
         Tyson Foods, Inc., 7.25%, 10/01/06                                   Baa3, BBB           1,000,000        1,043,404
         Waste Management, Inc., 6.50%, 11/15/08                              Baa3, BBB           1,000,000        1,060,075
         Weyerhaeuser Co., 6.00%, 08/01/06                                    Baa2, BBB           1,970,000        2,019,205
                                                                                                              --------------
                                                                                                                  17,018,308
                                                                                                              --------------
   TELECOMMUNICATIONS -- 2.3%
         Sprint Capital Corp., 6.13%, 11/15/08                                Baa3, BBB-            900,000          940,690
                                                                                                              --------------
   UTILITIES -- 10.5%
         Cogentrix Energy, Inc., 8.75%, 10/15/08                               Aa3, A+              500,000          568,043
         Columbia Energy Group, 6.80%, 11/28/05                               Baa2, BBB             500,000          509,683
         Duke Energy Corp., 3.75%, 03/05/08                                    A3, BBB+           1,000,000          980,994
         Firstenergy Corp., 5.50%, 11/15/06                                   Baa3, BB+           1,350,000        1,372,932
         Valero Energy, 6.13%, 04/15/07                                       Baa3, BBB             870,000          899,235
                                                                                                              --------------
                                                                                                                   4,330,887
                                                                                                              --------------
     TOTAL CORPORATE BONDS
       (Cost $31,084,558)                                                                                         30,444,139
                                                                                                              --------------
ASSET-BACKED SECURITIES -- 2.2%
         GMAC Mortgage Corporation Loan, Ser. 2003-GH2, Cl. A2,
         3.69%, 07/25/20                                                       Aaa, AAA             902,760          899,968
                                                                                                              --------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $906,027)                                                                                               899,968
                                                                                                              --------------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short Term Income Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
MORTGAGE-BACKED SECURITIES -- 2.1%
         Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 03/13/07                                                                            488,485          498,882
         Federal Home Loan Mortgage Corporation Notes, 7 Yr.
         Balloon, 4.50%, 04/12/07                                                                   375,815          374,641
                                                                                                              --------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $881,700)                                                                                               873,523
                                                                                                              --------------
U.S. AGENCY OBLIGATIONS -- 18.8%
   FEDERAL HOME LOAN BANKS NOTES -- 4.0%
         Federal Home Loan Banks Notes, 1.70%, 12/30/05                                           1,000,000          986,294
         Federal Home Loan Banks Notes, 2.40%, 03/09/09                                             300,000          296,625
         Federal Home Loan Banks Notes, 2.44%, 03/09/09                                             400,000          385,616
                                                                                                              --------------
                                                                                                                   1,668,535
                                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.3%
         Federal Home Loan Mortgage Corporation Notes, 3.38%,
         04/15/09                                                                                 1,000,000          966,868
         Federal Home Loan Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                                 1,000,000          994,276
                                                                                                              --------------
                                                                                                                   1,961,144
FEDERAL  NATIONAL MORTGAGE ASSOCIATION NOTES -- 12.5%
         Federal National Mortgage Association Notes, 3.21%,
         07/26/04                                                                                 1,000,000          966,536
         Federal National Mortgage Association Notes, 5.75%,
         02/15/08                                                                                   500,000          520,832
         Federal National Mortgage Association Notes, 6.00%,
         05/15/08                                                                                 1,000,000        1,050,688
         Federal National Mortgage Association Notes, 3.13%,
         03/16/09                                                                                   500,000          476,634
         Federal National Mortgage Association Notes, 6.63%,
         09/15/09                                                                                 1,000,000        1,086,433
                                                                                                              --------------
                                                                                                                   4,101,123
                                                                                                              --------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $7,889,984)                                                                                           7,730,802
                                                                                                              ==============
U.S. TREASURY OBLIGATIONS -- 2.8%
   U.S. TREASURY NOTES -- 2.8%
         U.S. Treasury Notes, 2.38%, 08/15/06                                                       400,000          393,297
         U.S. Treasury Notes, 3.13%, 05/15/07                                                       500,000          492,949
         U.S. Treasury Notes, 4.00%, 06/15/09                                                       250,000          248,955
                                                                                                              --------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,147,412)                                                                                           1,135,201
                                                                                                              --------------

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Short Term Income Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
COMMERCIAL PAPER -- 0.4%
         Citicorp, 2.78%, 04/01/05                                                                  145,198          145,198
                                                                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $145,198)                                                                                               145,198
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $42,054,879)+ -- 100.0%                                                               $   41,228,831
                                                                                                              ==============

----------
* Denotes a Variable of Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

See Note 2 to Schedule of Investments

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 96.5%
   CONSUMER DISCRETIONARY -- 11.0%
     BROADCASTING & CABLE -- 2.2%
         Entravision Communications Corp. - Class A*                                                110,320   $      978,538
         Radio One, Inc. - Class D*                                                                 141,550        2,087,863
                                                                                                              --------------
                                                                                                                   3,066,401
                                                                                                              --------------
     HOTELS, RESTAURANTS, & LEISURE -- 1.0%
         Ruby Tuesday, Inc.                                                                          55,900        1,357,811
                                                                                                              --------------
     HOUSEHOLD DURABLES -- 3.1%
         Champion Enterprises, Inc.*                                                                139,795        1,314,073
         Standard Pacific Corp.                                                                      23,300        1,682,027
         Tempur-Pedic International, Inc.*                                                           70,885        1,322,714
                                                                                                              --------------
                                                                                                                   4,318,814
                                                                                                              --------------
     INTERNET & CATALOG RETAIL -- 0.8%
         Blue Nile, Inc.*                                                                            42,180        1,166,277
                                                                                                              --------------
     SPECIALTY RETAIL -- 3.9%
         Cost Plus, Inc.*                                                                            62,260        1,673,549
         Hot Topic, Inc.*                                                                            61,290        1,339,187
         The Finish Line, Inc. - Class A                                                            109,290        2,530,063
                                                                                                              --------------
                                                                                                                   5,542,799
                                                                                                              --------------
     TOTAL CONSUMER DISCRETIONARY                                                                                 15,452,102
                                                                                                              --------------
   CONSUMER STAPLES -- 1.9%
     PERSONAL PRODUCTS -- 1.9%
         NBTY, Inc.*                                                                                 41,465        1,040,357
         USANA Health Sciences, Inc.*                                                                34,590        1,636,107
                                                                                                              --------------
     TOTAL CONSUMER STAPLES                                                                                        2,676,464
                                                                                                              --------------
   ENERGY -- 6.8%
     ENERGY EQUIPMENT & SERVICES -- 5.1%
         Newpark Resources, Inc.*                                                                   136,495          803,956
         Tidewater, Inc.                                                                             50,055        1,945,137
         Todco - Class A*                                                                            33,327          861,170
         Universal Compression Holdings, Inc.*                                                       36,755        1,391,912
         Unit Corp.*                                                                                 48,120        2,173,580
                                                                                                              --------------
                                                                                                                   7,175,755
                                                                                                              --------------
     OIL & GAS -- 1.7%
         Range Resources Corp.                                                                       53,370        1,246,723
         Tsakos Energy Navigation, Ltd.                                                              27,170        1,196,295
                                                                                                              --------------
                                                                                                                   2,443,018
                                                                                                              --------------
     TOTAL ENERGY                                                                                                  9,618,773
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   FINANCIALS -- 5.9%
     CAPITAL MARKETS -- 1.4%
         Affiliated Managers Group, Inc.*                                                            31,375   $    1,946,191
                                                                                                              --------------
     COMMERCIAL BANKS -- 1.2%
         Signature Bank*                                                                             62,140        1,647,331
                                                                                                              --------------
     INSURANCE -- 1.9%
         Direct General Corp.                                                                        40,975          841,627
         Philadelphia Consolidated Holding Corp.*                                                    25,480        1,975,464
                                                                                                              --------------
                                                                                                                   2,817,091
                                                                                                              --------------
     THRIFTS & MORTGAGE FINANCING -- 1.4%
         Sterling Financial Corp.*                                                                   54,985        1,962,965
                                                                                                              --------------
     TOTAL FINANCIALS                                                                                              8,373,578
                                                                                                              --------------
   HEALTHCARE -- 15.2%
     BIOTECHNOLOGY -- 3.4%
         Digene Corp.*                                                                               50,240        1,042,480
         Neurocrine Biosciences, Inc.*                                                               37,475        1,426,299
         Vaxgen, Inc.*                                                                               80,130        1,000,022
         Vicuron Pharmaceuticals Inc.*                                                               88,585        1,396,100
                                                                                                              --------------
                                                                                                                   4,861,901
                                                                                                              --------------
     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
         Animas, Corp.*                                                                              60,830        1,229,374
         Intermagnetics General Corp.*                                                               77,320        1,881,969
         SonoSite, Inc.*                                                                             45,747        1,188,507
                                                                                                              --------------
                                                                                                                   4,299,850
                                                                                                              --------------
     HEALTH CARE PROVIDERS & SERVICE -- 8.4%
         Amedisys, Inc.*                                                                             98,655        2,984,313
         Henry Schein, Inc.*                                                                         51,310        1,838,950
         ICON PLC - ADR*                                                                             41,080        1,541,322
         Symbion, Inc.*                                                                             106,300        2,271,631
         TLC Vision Corp.*                                                                          138,085        1,307,665
         United Surgical Partners International, Inc.*                                               39,670        1,815,696
                                                                                                              --------------
                                                                                                                  11,759,577
                                                                                                              --------------
     PHARMACEUTICALS -- 0.3%
         Cardiome Pharma Corp.*                                                                      77,860          482,732
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                             21,407,060
                                                                                                              --------------
   INDUSTRIALS -- 16.7%
     AEROSPACE & DEFENSE -- 4.5%
         Armor Holdings, Inc.*                                                                       40,415        1,498,992
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     COMMERCIAL SERVICES & SUPPLIES -- 4.5%
         Corrections Corp. of America*                                                               24,850   $      959,210
         Laureate Education, Inc.*                                                                   61,680        2,639,286
         Navigant Consulting, Inc.*                                                                  46,950        1,278,449
         Sotheby's Holdings, Inc. - Class A*                                                         80,835        1,370,962
                                                                                                              --------------
                                                                                                                   6,247,907
                                                                                                              --------------
     CONSTRUCTION & ENGINEERING -- 1.4%
         Dycom Industries, Inc.*                                                                     42,205          970,293
         Perini Corp.*                                                                               75,969        1,047,613
                                                                                                              --------------
                                                                                                                   2,017,906
                                                                                                              --------------
     MACHINERY -- 5.6%
         Briggs & Stratton Corp.                                                                     56,870        2,070,637
         CLARCOR, Inc.                                                                               44,525        2,313,518
         IDEX Corp.                                                                                  40,880        1,649,508
         Oshkosh Truck Corp.                                                                         23,050        1,889,870
                                                                                                              --------------
                                                                                                                   7,923,533
                                                                                                              --------------
     RAIL & ROAD -- 3.1%
         Overnite Corp.                                                                              73,085        2,337,988
         Werner Enterprises, Inc.                                                                   107,755        2,093,680
                                                                                                              --------------
                                                                                                                   4,431,668
                                                                                                              --------------
     TRADING CO. & DISTRIBUTORS -- 1.0%
         Wesco International, Inc.*                                                                  52,615        1,473,220
                                                                                                              --------------
     TOTAL INDUSTRIALS                                                                                            23,593,226
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 36.0%
     COMMUNICATIONS EQUIPMENT -- 5.5%
         Avocent Corp.*                                                                              47,435        1,217,182
         Harmonic, Inc.*                                                                            173,520        1,658,851
         MRV Communications, Inc.*                                                                  190,585          615,590
         Seachange International, Inc.*                                                              93,130        1,206,034
         Sirf Technology Holdings, Inc.*                                                            100,400        1,120,464
         Sonus Networks, Inc.*                                                                      149,480          633,795
         Symmetricom, Inc.*                                                                         120,775        1,339,395
                                                                                                              --------------
                                                                                                                   7,791,311
                                                                                                              --------------
     COMPUTERS & PERIPHERALS -- 3.6%
         Dot Hill Systems Corp.*                                                                    218,490        1,300,016
         Komag Inc.*                                                                                 82,875        1,852,255
         Novatel Wireless, Inc.*                                                                    106,890        1,149,068
         Sigma Designs, Inc.*                                                                        68,910          731,824
                                                                                                              --------------
                                                                                                                   5,033,163
                                                                                                              --------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.3%
         Applied Films Corp.*                                                                        55,693        1,287,622
         BEI Technologies, Inc.                                                                      41,180          987,085
         Electro Scientific Industries, Inc.*                                                        54,710        1,060,827

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Lecroy Corp.*                                                                               30,130   $      516,127
         Radisys Corp.*                                                                              70,735        1,001,608
         Superior Essex, Inc.*                                                                       69,105        1,221,776
                                                                                                              --------------
                                                                                                                   6,075,045
                                                                                                              --------------
     INTERNET SOFTWARE & SERVICES -- 3.0%
         Digitas, Inc.*                                                                             168,265        1,699,477
         Imergent, Inc.*                                                                             88,602          869,186
         Niku Corp.*                                                                                 88,503        1,597,479
                                                                                                              --------------
                                                                                                                   4,166,142
                                                                                                              --------------
     IT SERVICES -- 4.3%
         Alliance Data Systems Corp.*                                                                65,135        2,631,454
         Euronet Worldwide, Inc.*                                                                    40,400        1,153,420
         Global Payments, Inc.                                                                       36,150        2,331,314
                                                                                                              --------------
                                                                                                                   6,116,188
                                                                                                              --------------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.1%
         Credence Systems Corp.*                                                                    171,825        1,359,136
         Fairchild Semiconductor International, Inc.*                                               110,710        1,697,184
         Microtune, Inc.*                                                                           291,652        1,257,020
         Plx Technology, Inc.*                                                                       62,220          653,310
         Virage Logic Corp.*                                                                         69,354          760,120
                                                                                                              --------------
                                                                                                                   5,726,770
                                                                                                              --------------
     SOFTWARE -- 11.2%
         Kronos, Inc.*                                                                               31,055        1,587,221
         Manhattan Associates, Inc.*                                                                129,180        2,631,397
         Mentor Graphics Corp.*                                                                     132,660        1,817,442
         MicroStrategy, Inc. - Class A*                                                              13,390          726,675
         RADWARE, Ltd.*                                                                             111,620        2,619,721
         Serena Software, Inc.*                                                                     122,822        2,918,250
         Wind River Systems, Inc.*                                                                  101,890        1,536,501
         Witness Systems, Inc.*                                                                     107,400        1,884,870
                                                                                                              --------------
                                                                                                                  15,722,077
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                 50,630,696
                                                                                                              --------------
   MATERIALS -- 1.1%
     CHEMICALS -- 1.1%
         Airgas, Inc.                                                                                65,395        1,562,287
                                                                                                              --------------
     TOTAL MATERIALS                                                                                               1,562,287
                                                                                                              --------------
   TELECOMMUNICATION SERVICES -- 1.9%
     DIVERSIFIED TELECOM SERVICES -- 1.9%
         Premiere Global Services, Inc.*                                                            232,730        2,634,504
                                                                                                              --------------
     TOTAL TELECOMMUNICATION SERVICES                                                                         $    2,634,504
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $127,861,608)                                                                                       135,948,690
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Growth Series
INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
SHORT-TERM INVESTMENTS -- 3.5%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                      2,501,285        2,501,285
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                      2,501,285        2,501,285
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $5,002,570)                                                                                           5,002,570
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $132,864,178)+                                                                                     $  140,951,260
                                                                                                              ==============

----------
ADR  American Depository Receipt
*    Non-income producing security
+ The cost for Federal income tax purposes was $134,500,583. At March 31, 2005, net unrealized appreciation was $6,450,677. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $12,605,328, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,154,651.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 97.6%
   AEROSPACE & DEFENSE -- 1.7%
         Armor Holdings, Inc.*                                                                        6,300   $      233,667
         DRS Technologies, Inc.*                                                                      7,000          297,500
         Innovative Solutions And Support, Inc.*                                                      3,210          101,918
                                                                                                              --------------
     TOTAL AEROSPACE & DEFENSE                                                                                       633,085
                                                                                                              --------------
   COMMUNICATION & BROADCASTING -- 0.6%
         Cincinnati Bell, Inc.*                                                                      17,000           72,250
         Hearst-Argyle Television, Inc.                                                               5,400          137,700
                                                                                                              --------------
     TOTAL COMMUNICATION & BROADCASTING                                                                              209,950
                                                                                                              --------------
   COMPUTER SERVICES -- 5.4%
         Agilysys, Inc.                                                                               4,550           89,453
         Anteon International Corp.*                                                                  6,650          258,885
         CACI International, Inc. - Class A*                                                          7,750          428,032
         Catapult Communications Corp.*                                                               3,980           84,973
         Epicor Software Corp.*                                                                       9,700          127,070
         Foundry Networks, Inc.*                                                                     10,100           99,990
         NETGEAR, Inc.*                                                                               7,300          110,157
         Parametric Technology Corp.*                                                                37,380          208,954
         Polycom, Inc.*                                                                              17,920          303,744
         Safenet, Inc.*                                                                               1,300           38,103
         Sybase, Inc.*                                                                               14,600          269,516
                                                                                                              --------------
     TOTAL COMPUTER SERVICES                                                                                       2,018,877
                                                                                                              --------------
   CONSUMER PRODUCTS -- 0.5%
         Yankee Candle Co., Inc.                                                                      6,100          193,370
                                                                                                              --------------
     TOTAL CONSUMER PRODUCTS                                                                                         193,370
                                                                                                              --------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 1.2%
         Headwaters, Inc.*                                                                            3,170          104,039
         MGE Energy, Inc.                                                                            10,000          331,500
                                                                                                              --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                         435,539
                                                                                                              --------------
   ENTERTAINMENT & LEISURE -- 1.6%
         Alliance Gaming Corp.*                                                                       8,100           77,679
         Boyd Gaming Corp.                                                                            2,460          128,289
         Lions Gate Entertainment Corp.*                                                             16,520          182,546
         Marvel Enterprises, Inc.*                                                                    5,500          110,000
         Monarch Casino & Resort, Inc*                                                                4,700           93,530
                                                                                                              --------------
     TOTAL ENTERTAINMENT & LEISURE                                                                                   592,044
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   FINANCE & INSURANCE -- 10.6%
     FINANCIAL SERVICES -- 2.2%
         Compucredit Corp.*                                                                           4,510          120,056
         Euronet Worldwide, Inc.*                                                                     4,670          133,329
         National Financial Partners Corp.                                                            3,560          141,688
         Piper Jaffray Cos., Inc.*                                                                    2,300           84,157
         Portfolio Recovery Associates, Inc.*                                                         4,900          166,747
         Raymond James Financial, Inc.                                                                5,000          151,500
                                                                                                              --------------
                                                                                                                     797,477
                                                                                                              --------------
     INSURANCE - PROPERTY/CASUALTY -- 1.6%
         Affirmative Insurance Holdings, Inc.                                                         5,000           73,750
         ProAssurance Corp.*                                                                          1,500           59,250
         Selective Insurance Group, Inc.                                                             10,000          462,300
                                                                                                              --------------
                                                                                                                     595,300
                                                                                                              --------------
     INSURANCE CARRIERS -- 0.3%
         Arthur J. Gallagher & Co.                                                                    3,600          103,680
                                                                                                              --------------
                                                                                                                     103,680
                                                                                                              --------------
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.5%
         Nara Bancorp, Inc.                                                                           3,120           43,836
         Republic Bancorp, Inc.                                                                      18,106          245,155
         Washington Federal, Inc.                                                                    13,200          307,692
         Webster Financial Corp.                                                                      7,300          331,493
                                                                                                              --------------
                                                                                                                     928,176
                                                                                                              --------------
     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.5%
         Affiliated Managers Group, Inc.*                                                             1,300           80,639
         Waddell & Reed Financial, Inc. - Class A                                                     5,500          108,570
                                                                                                              --------------
                                                                                                                     189,209
                                                                                                              --------------
     STATE & NATIONAL BANKS -- 3.5%
         Astoria Financial Corp.                                                                     11,100          280,830
         Bank of The Ozarks, Inc.                                                                     3,410          108,268
         Greater Bay Bancorp                                                                          6,000          146,460
         PFF Bancorp, Inc.                                                                            5,400          149,040
         The Colonial BancGroup, Inc.                                                                16,500          338,580
         The South Financial Group, Inc.                                                              5,400          164,916
         UCBH Holdings, Inc.                                                                          2,350           93,765
         Wilshire Bancorp, Inc.*                                                                      3,880           50,595
                                                                                                              --------------
                                                                                                                   1,332,454
                                                                                                              --------------
     TOTAL FINANCE & INSURANCE                                                                                     3,946,296
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   HEALTHCARE -- 0.7%
         Amedisys, Inc.*                                                                              3,500          105,875
         Option Care, Inc.                                                                            6,930          142,689
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                                248,564
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 3.2%
     APPLICATION SOFTWARE -- 0.5%
         MapInfo Corp.*                                                                               1,850           22,274
         Progress Software Co.*                                                                       6,000          157,320
         SERENA Software, Inc.*                                                                         600           14,256
                                                                                                              --------------
                                                                                                                     193,850
                                                                                                              --------------
     HOME ENTERTAINMENT SOFTWARE -- 0.8%
         Take-Two Interactive Software, Inc.*                                                         7,200          281,520
                                                                                                              --------------
                                                                                                                     281,520
                                                                                                              --------------
     IT CONSULTING & SERVICES -- 0.6%
         Acxiom Corp.                                                                                 8,000          167,440
         SRA International, Inc. - Class A*                                                           1,220           73,505
                                                                                                              --------------
                                                                                                                     240,945
                                                                                                              --------------
     SYSTEMS SOFTWARE -- 1.3%
         Avid Technology, Inc.*                                                                       2,110          114,193
         Hyperion Solutions Corp.*                                                                    8,480          374,053
                                                                                                              --------------
                                                                                                                     488,246
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                  1,204,561
                                                                                                              --------------
   MANUFACTURING -- 35.0%
     APPAREL -- 2.7%
         Columbia Sportswear Co.*                                                                     3,500          186,305
         Guess, Inc.*                                                                                 1,350           18,495
         Oxford Industries, Inc.                                                                      6,900          252,471
         Quiksilver, Inc.*                                                                            6,900          200,307
         Skechers U.S.A., Inc. - Class A*                                                             6,900          106,812
         The Timberland Co. - Class A*                                                                3,300          234,069
                                                                                                              --------------
                                                                                                                     998,459
                                                                                                              --------------
     AUTO PARTS & EQUIPMENT -- 0.3%
         ArvinMeritor, Inc.                                                                           7,300          112,931
                                                                                                              --------------
                                                                                                                     112,931
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     BIOTECHNOLOGY -- 0.2%
         Immunogen, Inc.*                                                                             3,950           20,659
         Martek Bioscience Corp.*                                                                       730           42,479
         Telik, Inc.*                                                                                 1,400           21,112
                                                                                                              --------------
                                                                                                                      84,250
                                                                                                              --------------
     BUILDING - RESIDENTIAL/COMMERCIAL -- 0.5%
         Dycom Industries, Inc.*                                                                      1,300           29,887
         Hovnanian Enterprises, Inc.*                                                                 3,350          170,850
                                                                                                              --------------
                                                                                                                     200,737
                                                                                                              --------------
     BUILDING MATERIALS & COMPONENTS -- 3.2%
         American Woodmark Corp.                                                                      6,000          217,680
         Eagle Materials, Inc.                                                                        4,900          396,605
         Modine Manufacturing Co.                                                                     5,100          149,583
         The Genlyte Group, Inc.*                                                                     2,600          233,922
         York International Corp.                                                                     5,000          195,900
                                                                                                              --------------
                                                                                                                   1,193,690
                                                                                                              --------------
     CHEMICAL & ALLIED PRODUCTS -- 2.7%
         Albemarle Corp.                                                                              5,600          203,616
         Ferro Corp.                                                                                  8,500          159,970
         Georgia Gulf Corp.                                                                           6,560          301,629
         Schulman (A.), Inc.                                                                          7,800          135,876
         UAP Holding Corp.                                                                            6,000           96,600
         Westlake Chemical Corp.                                                                      3,210          103,844
                                                                                                              --------------
                                                                                                                   1,001,535
                                                                                                              --------------
     COMPUTERS & OFFICE EQUIPMENT -- 2.0%
         Brocade Communications Systems, Inc.*                                                        6,800           40,256
         Herman Miller, Inc.                                                                          5,300          159,636
         Komag Inc.*                                                                                  3,970           88,730
         PalmOne, Inc.*                                                                               4,100          104,058
         Trident Microsystems, Inc.*                                                                  9,500          167,960
         Western Digital Corp.*                                                                      14,750          188,063
                                                                                                              --------------
                                                                                                                     748,703
                                                                                                              --------------
     DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.5%
         Actuant Corp. - Class A*                                                                     2,220           99,722
         Griffon Corp.*                                                                               4,600           98,486
                                                                                                              --------------
                                                                                                                     198,208
                                                                                                              --------------
     ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
         Amphenol Corp. - Class A                                                                     2,440           90,378
         Cohu, Inc.                                                                                  13,300          212,135

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Dolby Laboratories, Inc.*                                                                    4,310          101,285
         Fargo Electronics, Inc.*                                                                     1,460           21,418
         Photronics, Inc.*                                                                           10,260          185,706
         Rofin-Sinar Technologies, Inc.*                                                              4,900          157,486
         Universal Electronics, Inc.*                                                                 5,000           84,400
                                                                                                              --------------
                                                                                                                     852,808
                                                                                                              --------------
     ELECTRONIC INSTRUMENTS -- 1.1%
         BEI Technologies, Inc.                                                                       5,200          124,644
         Photon Dynamics, Inc.*                                                                       8,200          156,292
         Trimble Navigation, Ltd.*                                                                    3,700          125,097
                                                                                                              --------------
                                                                                                                     406,033
                                                                                                              --------------
     FARM MACHINERY -- 0.4%
         AGCO Corp.*                                                                                  8,500          155,125
                                                                                                              --------------
                                                                                                                     155,125
                                                                                                              --------------
     FOOD & BEVERAGE -- 1.7%
         J&J Snack Foods Corp.                                                                        3,500          163,905
         Molson Coors Brewing Co.                                                                     2,000          154,340
         Ralcorp Holdings, Inc.*                                                                      4,000          189,400
         The Boston Beer Co., Inc.*                                                                   5,000          109,500
                                                                                                              --------------
                                                                                                                     617,145
                                                                                                              --------------
     FURNITURE -- 2.0%
         Ethan Allen Interiors, Inc.                                                                  4,100          131,200
         Knoll, Inc.                                                                                 18,900          315,251
         Steelcase, Inc.                                                                             10,400          143,520
         Tempur-Pedic International Inc.*                                                             7,600          141,816
                                                                                                              --------------
                                                                                                                     731,787
                                                                                                              --------------
     GAMES & TOYS -- 0.4%
         RC2 Corp.*                                                                                   4,200          142,800
                                                                                                              --------------
                                                                                                                     142,800
                                                                                                              --------------
     GENERAL CONSTRUCTION - SINGLE HOMES -- 0.2%
         Meritage Corp.*                                                                              1,500           88,380
                                                                                                              --------------
                                                                                                                      88,380
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     MEDICAL & DENTAL SUPPLIES -- 0.3%
         Advanced Medical Optics, Inc*                                                                1,200           43,452
         Sybron Dental Specialties, Inc.*                                                             1,850           66,415
                                                                                                              --------------
                                                                                                                     109,867
                                                                                                              --------------
     MEDICAL EQUIPMENT & SUPPLIES -- 1.3%
         Diagnostic Products Corp.                                                                    3,450          166,635
         Respironics, Inc.*                                                                           4,260          248,230
         STERIS Corp.*                                                                                3,000           75,750
                                                                                                              --------------
                                                                                                                     490,615
                                                                                                              --------------
     MEDICAL PRODUCTS -- 1.0%
         American Medical Systems Holdings, Inc.*                                                     4,340           74,561
         Bone Care International, Inc.*                                                               1,600           41,504
         Dade Behring Holdings, Inc.                                                                  1,160           68,359
         Mueller Industries, Inc.                                                                     6,000          168,900
                                                                                                              --------------
                                                                                                                     353,324
                                                                                                              --------------
     METAL PRODUCTS -- 2.1%
         Quanex Corp.                                                                                 8,050          429,225
         Reliance Steel & Aluminum Co.                                                                3,700          148,037
         Steel Dynamics, Inc.                                                                         5,650          194,643
                                                                                                              --------------
                                                                                                                     771,905
                                                                                                              --------------
     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.3%
         Varian, Inc.*                                                                                2,460           93,209
                                                                                                              --------------
                                                                                                                      93,209
                                                                                                              --------------
     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.6%
         Cascade Corp.                                                                                4,700          164,500
         Gardner Denver, Inc.*                                                                        4,000          158,040
         Terex Corp.*                                                                                 6,180          267,594
                                                                                                              --------------
                                                                                                                     590,134
                                                                                                              --------------
     MISC. MANUFACTURING INDUSTRIES -- 2.6%
         Albany International Corp.                                                                   1,800           55,584
         DSP Group, Inc.*                                                                             8,500          218,960
         HNI Corp.                                                                                    5,200          233,740
         IDEX Corp.                                                                                   2,700          108,945
         Joy Global, Inc.                                                                             3,050          106,933
         Middleby Corp.*                                                                              1,240           61,256
         Prestige Brands Holdings, Inc.*                                                              9,300          164,145
                                                                                                              --------------
                                                                                                                     949,563
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     PAPER PRODUCTS -- 0.7%
         Glatfelter                                                                                  10,300          151,925
         Rock Tenn Co. - Class A                                                                      7,500           99,750
                                                                                                              --------------
                                                                                                                     251,675
                                                                                                              --------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.2%
         Datascope Corp.                                                                              8,000          244,640
         Edwards Lifesciences Corp.*                                                                  3,500          151,270
         Techne Corp.*                                                                                1,400           56,252
                                                                                                              --------------
                                                                                                                     452,162
                                                                                                              --------------
     RECREATIONAL VEHICLES -- 0.5%
         Polaris Industries, Inc.                                                                     2,700          189,621
                                                                                                              --------------
                                                                                                                     189,621
                                                                                                              --------------
     SEMICONDUCTORS -- 1.6%
         Cabot Microelectronics Corp.*                                                                2,800           87,864
         Cree, Inc.*                                                                                  3,200           69,600
         Leadis Technology, Inc.*                                                                     4,750           28,405
         MEMC Electronic Materials, Inc.*                                                             7,700          103,565
         Skyworks Solutions, Inc.*                                                                   30,000          190,500
         Ultratech, Inc.*                                                                             7,500          109,500
                                                                                                              --------------
                                                                                                                     589,434
                                                                                                              --------------
     TELECOMMUNICATIONS EQUIPMENT -- 1.6%
         Applied Innovation, Inc.*                                                                   31,000          106,950
         Ditech Communications Corp.*                                                                11,800          147,146
         Essex Corp.*                                                                                 7,000          114,310
         KVH Industries, Inc.                                                                         9,600           87,456
         Tekelec*                                                                                     9,500          151,430
                                                                                                              --------------
                                                                                                                     607,292
                                                                                                              --------------
     TOTAL MANUFACTURING                                                                                          12,981,392
                                                                                                              --------------
   OIL & GAS -- 5.8%
     CRUDE PETROLEUM & NATURAL GAS -- 0.4%
         Southwestern Energy Co.*                                                                     2,900          164,604
                                                                                                              --------------
                                                                                                                     164,604
                                                                                                              --------------
     DRILLING OIL & GAS WELLS -- 1.1%
         Atwood Oceanics, Inc.*                                                                       3,300          219,582
         Helmerich & Payne, Inc.                                                                      5,200          206,388
                                                                                                              --------------
                                                                                                                     425,970

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     OIL & GAS -- 0.2%
         Grey Wolf, Inc.*                                                                            12,200           80,276
                                                                                                              --------------
                                                                                                                      80,276
                                                                                                              --------------
     OIL & GAS EXPLORATION -- 2.7%
         Cimarex Energy Co.*                                                                          5,400          210,600
         Houston Exploration Co.*                                                                     3,700          210,715
         Patina Oil & Gas Corp.                                                                       2,620          104,800
         Unit Corp.*                                                                                  5,680          256,565
         W&T Offshore, Inc.*                                                                          9,900          205,524
                                                                                                              --------------
                                                                                                                     988,204
                                                                                                              --------------
     OIL FIELD MACHINERY & EQUIPMENT -- 1.4%
         Hydril Co.*                                                                                  2,400          140,184
         Lone Star Technologies, Inc.*                                                                2,900          114,347
         Maverick Tube Corp.*                                                                         7,750          251,953
                                                                                                              --------------
                                                                                                                     506,484
                                                                                                              --------------
     TOTAL OIL & GAS                                                                                               2,165,538
                                                                                                              --------------
   REAL ESTATE INVESTMENT TRUSTS -- 2.5%
         Brandywine Realty Trust                                                                      5,000          142,000
         CBL &  Associates, Inc.                                                                      3,000          214,530
         Maguire Properties, Inc.                                                                     6,000          143,280
         Reckson Associates Realty Corp.                                                              5,500          168,850
         Washington Real Estate Investment Trust                                                      4,900          140,875
         Weingarten Realty, Inc.                                                                      3,900          134,589
                                                                                                              --------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                             944,124
                                                                                                              --------------
   SERVICES -- 14.5%
     BUSINESS SERVICES -- 1.8%
         Charles River Associates, Inc.*                                                              1,150           56,753
         Heidrick & Struggles International, Inc.*                                                    1,100           40,447
         Labor Ready, Inc.*                                                                          17,090          318,729
         Navigant Consulting, Inc.*                                                                   4,480          121,990
         Ventiv Health, Inc.*                                                                         6,300          144,900
                                                                                                              --------------
                                                                                                                     682,819
                                                                                                              --------------
     CASINO SERVICES -- 0.5%
         Scientific Games Corp.*                                                                      7,460          170,461
                                                                                                              --------------
                                                                                                                     170,461
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     COMMERCIAL SERVICES -- 0.6%
         Service Corp. International                                                                  4,000           29,920
         Sotheby's Holdings, Inc. - Class A                                                           6,600          111,936
         Steiner Leisure Ltd.*                                                                        1,520           49,689
         Valassis Communications, Inc.*                                                               1,100           38,456
                                                                                                              --------------
                                                                                                                     230,001
                                                                                                              --------------
     EDUCATIONAL SERVICES -- 0.6%
         Bright Horizons Family Solutions, Inc.*                                                        500           16,870
         ITT Educational Services, Inc.*                                                              3,850          186,725
         Leapfrog Enterprises, Inc.*                                                                  2,500           28,375
                                                                                                              --------------
                                                                                                                     231,970
                                                                                                              --------------
     INTERNET SERVICES -- 1.1%
         Coinstar, Inc.*                                                                              5,570          118,084
         Secure Computing Corp.*                                                                     13,600          116,552
         Websense, Inc.*                                                                              3,000          161,400
                                                                                                              --------------
                                                                                                                     396,036
                                                                                                              --------------
     MEDICAL & HEALTH SERVICES -- 4.5%
         America Service Group, Inc.*                                                                 4,610          102,019
         Apria Healthcare Group, Inc.*                                                                5,060          162,426
         Centene Corp*                                                                                9,480          284,305
         Dendrite International, Inc.*                                                               10,750          150,930
         IDEXX Laboratories, Inc.*                                                                    1,000           54,160
         Lifepoint Hospitals, Inc.*                                                                   4,500          197,280
         PacifiCare Health Systems, Inc.*                                                             2,800          159,376
         Province Healthcare Co.*                                                                     7,580          182,602
         Sierra Health Services, Inc.*                                                                5,500          351,119
                                                                                                              --------------
                                                                                                                   1,644,217
                                                                                                              --------------
     OIL & GAS FIELD SERVICES -- 1.5%
         Cal Dive International, Inc.*                                                                7,750          351,075
         Tidewater, Inc.                                                                              5,500          213,730
                                                                                                              --------------
                                                                                                                     564,805
                                                                                                              --------------
     SANITARY SERVICES -- 0.8%
         Metal Management, Inc.                                                                       2,950           75,756
         Rollins, Inc.                                                                                4,245           78,957
         Waste Connections, Inc.*                                                                     3,690          128,228
                                                                                                              --------------
                                                                                                                     282,941
                                                                                                              --------------
     TELECOMMUNICATIONS SERVICES -- 0.8%
         Carrier Access Corp.                                                                        12,700           75,692
         Novatel Wireless, Inc.*                                                                      8,750           94,063
         SBA Communications Corp.*                                                                   14,600          133,736
                                                                                                              --------------
                                                                                                                     303,491
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     TRANSPORTATION -- 2.3%
         Arkansas Best Corp.                                                                          2,600           98,228
         EGL, Inc.*                                                                                   9,350          213,180
         Hub Group, Inc. - Class A*                                                                   4,700          294,549
         Old Dominion Freight Line, Inc.*                                                             1,700           52,955
         Pacer International, Inc.*                                                                   6,300          150,507
         Werner Enterprises, Inc.                                                                     1,800           34,974
                                                                                                              --------------
                                                                                                                     844,393
                                                                                                              --------------
     TOTAL SERVICES                                                                                                5,351,134
                                                                                                              --------------
   TELECOMMUNICATION SERVICES -- 0.3%
     DIVERSIFIED TELECOMM SERVICES -- 0.3%
         Premiere Global Services, Inc.*                                                              9,440          106,861
                                                                                                              --------------
                                                                                                                     106,861
                                                                                                              --------------
     TOTAL TELECOMMUNICATION SERVICES                                                                                106,861
                                                                                                              --------------
   TRANSPORTATION -- 1.5%
     AIR TRANSPORTATION -- 0.2%
         Airtran Holdings*                                                                            9,900           89,595
                                                                                                              --------------
                                                                                                                      89,595
                                                                                                              --------------
     TRUCKING -- 1.3%
         Forward Air Corp.                                                                            1,100           46,838
         Landstar System, Inc.*                                                                       3,050           99,888
         Yellow Roadway Corp.*                                                                        5,396          315,881
                                                                                                              --------------
                                                                                                                     462,607
                                                                                                              --------------
     TOTAL TRANSPORTATION                                                                                            552,202
                                                                                                              --------------
   WHOLESALE & RETAIL TRADE -- 12.5%
     MISCELLANEOUS RETAIL STORES -- 0.0%
         First Cash Financial Services, Inc.*                                                           750           15,878
                                                                                                              --------------
                                                                                                                      15,878
                                                                                                              --------------
     RETAIL - MAIL ORDER -- 0.6%
         MSC Industrial Direct Co., Inc.                                                              7,360          224,922
                                                                                                              --------------
                                                                                                                     224,922
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     RETAIL APPAREL & ACCESSORY STORES -- 5.5%
         Abercrombie & Fitch Co. - Class A                                                            8,200          469,367
         Aeropostale, Inc.*                                                                           6,920          226,630
         AnnTaylor Stores Corp.*                                                                      9,700          248,223
         Foot Locker, Inc.                                                                           10,500          307,650
         Pacific Sunwear of California, Inc.*                                                        10,330          289,033
         The Children's Place Retail Stores, Inc.*                                                    2,300          109,825
         The Men's Wearhouse, Inc.*                                                                   5,980          252,416
         Too, Inc.*                                                                                   5,800          143,086
                                                                                                              --------------
                                                                                                                   2,046,230
                                                                                                              --------------
     RETAIL EATING & DRINKING PLACES -- 1.8%
         CBRL Group, Inc.                                                                             1,500           61,950
         CEC Entertainment, Inc.*                                                                     7,000          256,200
         Jack in the Box, Inc.*                                                                       4,600          170,660
         Mccormick & Schmick's Seafood Restaurants, Inc.*                                             2,170           36,282
         Ruby Tuesday, Inc.                                                                           5,500          133,595
                                                                                                              --------------
                                                                                                                     658,687
                                                                                                              --------------
     RETAIL MERCHANDISING -- 0.5%
         Big 5 Sporting Goods Corp.                                                                   3,460           85,462
         Coldwater Creek, Inc.*                                                                       2,300           42,504
         The Pantry, Inc.*                                                                            1,500           46,455
                                                                                                              --------------
                                                                                                                     174,421
                                                                                                              --------------
     SPECIALTY RETAIL STORES -- 2.7%
         Barnes & Noble, Inc.*                                                                       11,700          403,532
         Blockbuster, Inc.                                                                           14,600          128,918
         Cash America International, Inc.                                                             1,350           29,606
         Gamestop Corp. Class B*                                                                      1,826           40,720
         Guitar Center, Inc.*                                                                         4,950          271,409
         PETCO Animal Supplies, Inc.*                                                                 3,100          114,111
                                                                                                              --------------
                                                                                                                     988,296
                                                                                                              --------------
     WHOLESALE - INDUSTRIAL SUPPLIES -- 0.5%
         Wesco International, Inc.*                                                                   6,150          172,200
                                                                                                              --------------
                                                                                                                     172,200
                                                                                                              --------------
     WHOLESALE MISCELLANEOUS -- 0.9%
         BJ's Wholesale Club, Inc.*                                                                   6,200          192,572
         Owens & Minor, Inc.                                                                          4,870          132,221
                                                                                                              --------------
                                                                                                                     324,793
                                                                                                              --------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                4,605,427
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $31,262,467)                                                                                         36,188,964
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Multi Manager Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
SHORT-TERM INVESTMENTS -- 2.4%
         BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                        452,136          452,136
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                        452,134          452,134
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $904,270)                                                                                               904,270
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $32,166,737)+ -- 100.00%                                                               $   37,093,234
                                                                                                              ==============

----------
*    Non-income producing security.
+ The cost for Federal income tax purposes was $32,201,225. At March 31, 2005, net unrealized appreciation was $4,892,009. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,286,032, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,394,023.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
COMMON STOCK -- 79.5%
   AEROSPACE & DEFENSE -- 1.7%
         AAR Corp.*                                                                                     792   $       10,771
         Armor Holdings, Inc.*                                                                          724           26,853
         Curtiss Wright Corp.                                                                           469           26,733
         DRS Technologies, Inc.*                                                                        593           25,203
         EDO Corp.                                                                                      437           13,132
         Engineered Support Systems, Inc.                                                               581           31,095
         Esterline Technologies Corp.*                                                                  534           18,450
         Gencorp, Inc.*                                                                               1,155           23,100
         Kaman Corp. - Class A                                                                          581            7,233
         Moog, Inc. - Class A                                                                           560           25,312
         Teledyne Technologies, Inc.*                                                                   714           22,348
         Triumph Group, Inc.*                                                                           349           13,590
                                                                                                              --------------
     TOTAL AEROSPACE & DEFENSE                                                                                       243,820
                                                                                                              --------------
   COMMUNICATION & BROADCASTING -- 0.3%
         4Kids Entertainment, Inc.*                                                                     334            7,385
         Boston Communications Group, Inc.*                                                             507            3,610
         General Communication, Inc. - Class A*                                                       1,266           11,559
         j2 Global Communications, Inc.*                                                                514           17,635
                                                                                                              --------------
     TOTAL COMMUNICATION & BROADCASTING                                                                               40,189
                                                                                                              --------------
   COMPUTER SERVICES -- 1.6%
         Agilysys, Inc.                                                                                 626           12,307
         Altiris, Inc.*                                                                                 585           13,952
         ANSYS, Inc.*                                                                                   680           23,263
         Black Box Corp.                                                                                379           14,178
         CACI International, Inc. - Class A*                                                            639           35,293
         Carreker Corp.*                                                                                680            3,815
         Catapult Communications Corp.*                                                                 319            6,811
         CIBER, Inc.*                                                                                 1,361            9,894
         Concord Communications, Inc.*                                                                  273            2,763
         DIGI International, Inc.*                                                                      538            7,381
         FactSet Research Systems, Inc.                                                                 859           28,356
         Manhattan Associates, Inc.*                                                                    658           13,403
         MICROS Systems, Inc.*                                                                          806           29,588
         NYFIX, Inc.*                                                                                   911            4,901
         Phoenix Technologies Ltd.*                                                                     395            3,760
         Radiant Systems, Inc.*                                                                         712            6,978
         Radisys Corp.*                                                                                 488            6,910
         TALX Corp.                                                                                     497            9,026
                                                                                                              --------------
     TOTAL COMPUTER SERVICES                                                                                         232,579
                                                                                                              --------------
   CONSUMER PRODUCTS -- 1.0%
         Action Performance Cos., Inc.                                                                  472            6,245
         Fossil, Inc.*                                                                                1,308           33,910
         National Presto Industries, Inc.                                                               119            4,796
         Nature's Sunshine Products, Inc.                                                               334            5,735
         NBTY, Inc.*                                                                                  1,457           36,556
         Rayovac Corp.                                                                                  957           39,810
         Russ Berrie & Co., Inc.                                                                        453            8,675
         WD-40 Co.                                                                                      361   $       11,729
                                                                                                              --------------
     TOTAL CONSUMER PRODUCTS                                                                                         147,456
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   ELECTRIC, GAS, WATER, & UTILITIES -- 3.9%
         ALLETE, Inc.                                                                                   645           26,993
         Amcol International Corp.                                                                      640           12,006
         American States Water Co.                                                                      315            7,970
         Atmos Energy Corp.                                                                           1,759           47,493
         Avista Corp.                                                                                 1,050           18,375
         Cascade Natural Gas Corp.                                                                      181            3,613
         Central Vermont Public Service Corp.                                                           314            7,059
         CH Energy Group, Inc.                                                                          346           15,812
         Cleco Corp.                                                                                  1,067           22,727
         El Paso Electric Co.*                                                                        1,032           19,608
         Green Mountain Power Corp.                                                                     144            4,219
         Headwaters, Inc.*                                                                              865           28,389
         Massey Energy Co.                                                                            1,744           69,829
         New Jersey Resources Corp.                                                                     606           26,379
         Northwest Natural Gas Co.                                                                      598           21,630
         Piedmont Natural Gas Co.                                                                     1,773           40,850
         Southern Union Co.*                                                                          2,297           57,678
         Southwest Gas Corp.                                                                            785           18,966
         The Laclede Group, Inc.                                                                        457           13,344
         UGI Corp.                                                                                    1,162           52,778
         UIL Holdings Corp.                                                                             318           16,107
         Unisource Energy Corp.                                                                         746           23,104
                                                                                                              --------------
     TOTAL ELECTRIC, GAS, WATER, & UTILITIES                                                                         554,929
                                                                                                              --------------
   ENTERTAINMENT & LEISURE -- 0.4%
         Argosy Gaming*                                                                                 642           29,480
         Bally Total Fitness Holding Corp.*                                                             346            1,204
         Multimedia Games, Inc.*                                                                        710            5,510
         Pinnacle Entertainment, Inc.*                                                                  865           14,446
                                                                                                              --------------
     TOTAL ENTERTAINMENT & LEISURE                                                                                    50,640
                                                                                                              --------------
   FARMING & AGRICULTURE -- 0.2%
         Delta & Pine Land Co.                                                                          843           22,761
                                                                                                              --------------
     TOTAL FARMING & AGRICULTURE                                                                                      22,761
                                                                                                              --------------
   FINANCE & INSURANCE -- 8.6%
     FINANCIAL SERVICES -- 0.4%
         Financial Federal Corp.                                                                        381           13,476
         Piper Jaffray Cos., Inc.*                                                                      436           15,953
         Sterling Financial Corp.*                                                                      498           17,779
         SWS Group, Inc.                                                                                303            4,857
         World Acceptance Corp.*                                                                        410           10,463
                                                                                                              --------------
                                                                                                                      62,528
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     INSURANCE - PROPERTY/CASUALTY -- 1.2%
         LandAmerica Financial Group, Inc.                                                              443   $       22,163
         Philadelphia Consolidated Holding Corp.*                                                       484           37,525
         ProAssurance Corp.*                                                                            637           25,162
         RLI Corp.                                                                                      552           22,880
         SCPIE Holdings, Inc.*                                                                           85              938
         Selective Insurance Group, Inc.                                                                604           27,923
         Stewart Information Services Corp.                                                             472           17,709
         Zenith National Insurance Corp.                                                                419           21,729
                                                                                                              --------------
                                                                                                                     176,029
                                                                                                              --------------
     INSURANCE CARRIERS -- 0.7%
         Delphi Financial Group, Inc. - Class A                                                         691           29,713
         Hilb, Rogal & Hamilton Co.                                                                     783           28,031
         Presidential Life Corp.                                                                        639           10,403
         UICI                                                                                           995           24,129
                                                                                                              --------------
                                                                                                                      92,276
                                                                                                              --------------
     SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 3.5%
         Anchor Bancorp Wisconsin, Inc.                                                                 504           14,167
         BankAtlantic Bancorp, Inc. - Class A                                                         1,301           22,637
         Bankunited Financial Corp. - Class A                                                           658           17,674
         Boston Private Financial Holdings, Inc.                                                        601           14,274
         Brookline Bancorp, Inc.                                                                      1,289           19,206
         Chittenden Corp.                                                                             1,010           26,331
         Commercial Federal Corp.                                                                       855           23,641
         Community Bank Systems, Inc.                                                                   670           15,350
         Dime Community Bancshares                                                                      812           12,342
         Downey Financial Corp.                                                                         541           33,288
         First Midwest Bancorp, Inc.                                                                  1,091           35,436
         FirstFed Financial Corp.*                                                                      359           18,313
         Flagstar Bancorp, Inc.                                                                       1,065           20,821
         Fremont General Corp.                                                                        1,679           36,921
         Gold Banc Corp., Inc.                                                                          876           12,290
         Irwin Financial Corp.                                                                          620           14,272
         MAF Bancorp, Inc.                                                                              730           30,324
         Nara Bancorp, Inc.                                                                             440            6,182
         Privatebancorp, Inc.                                                                           445           13,977
         Republic Bancorp, Inc.                                                                       1,534           20,770
         Sterling Bancshares, Inc.                                                                      983           13,959
         Whitney Holdings Corp.                                                                         916           40,771
         Wintrust Financial Corp.                                                                       471           22,179
                                                                                                              --------------
                                                                                                                     485,125
                                                                                                              --------------
     SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.1%
         Investment Technology Group, Inc.                                                              914           15,995
                                                                                                              --------------
                                                                                                                      15,995
                                                                                                              --------------
     STATE & NATIONAL BANKS -- 2.7%
         East West Bancorp, Inc.                                                                      1,140           42,089
         First Bancorp                                                                                  881           37,222
         First Republic Bank                                                                            534           17,286
         Hudson United Bankcorp                                                                         981           34,580

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Provident Bankshares Corp.                                                                     722   $       23,797
         Riggs National Corp.                                                                           620           11,836
         Southwest Bancorporation of Texas, Inc.                                                      1,523           27,947
         Susquehanna Bancshares, Inc.                                                                 1,011           24,648
         The South Financial Group, Inc.                                                              1,646           50,270
         TrustCo Bank Corp. NY                                                                        1,616           18,568
         UCBH Holdings, Inc.                                                                            992           39,581
         Umpqua Holdings Corp.                                                                          971           22,673
         United Bankshares, Inc.                                                                        939           31,118
                                                                                                              --------------
                                                                                                                     381,615
                                                                                                              --------------
     TOTAL FINANCE & INSURANCE                                                                                     1,213,568
                                                                                                              --------------
   HEALTHCARE -- 0.2%
         Amedisys, Inc.*                                                                                366           11,072
         Gentiva Health Services, Inc.*                                                                 525            8,495
         LCA-Vision, Inc.                                                                               440           14,651
                                                                                                              --------------
     TOTAL HEALTHCARE                                                                                                 34,218
                                                                                                              --------------
   HOTELS & MOTELS -- 0.2%
         Aztar Corp.*                                                                                   754           21,534
         The Marcus Corp.                                                                               657           13,469
                                                                                                              --------------
     TOTAL HOTELS & MOTELS                                                                                            35,003
                                                                                                              --------------
   INFORMATION TECHNOLOGY -- 2.1%
     APPLICATION SOFTWARE -- 0.5%
         EPIQ Systems, Inc.*                                                                            460            5,971
         MapInfo Corp.*                                                                                 343            4,130
         MRO Software, Inc.*                                                                            545            7,646
         Napster, Inc.*                                                                                 981            6,386
         Pinnacle Systems, Inc.*                                                                      1,720            9,615
         Progress Software Co.*                                                                         785           20,583
         SERENA Software, Inc.*                                                                         951           22,596
                                                                                                              --------------
                                                                                                                      76,927
                                                                                                              --------------
     COMPUTER STORAGE/PERIPHERALS -- 0.1%
         Adaptec, Inc.*                                                                               2,417           11,577
                                                                                                              --------------
                                                                                                                      11,577
                                                                                                              --------------
     HOME ENTERTAINMENT SOFTWARE -- 0.4%
         Take-Two Interactive Software, Inc.*                                                           983           38,435
         THQ, Inc.*                                                                                     848           23,863
                                                                                                              --------------
                                                                                                                      62,298
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     IT CONSULTING & SERVICES -- 0.1%
         Insight Enterprises, Inc.*                                                                   1,062   $       18,649
                                                                                                              --------------
                                                                                                                      18,649
                                                                                                              --------------
     SERVICES - DATA PROCESSING -- 0.3%
         Kronos, Inc.*                                                                                  727           37,157
                                                                                                              --------------
                                                                                                                      37,157
                                                                                                              --------------
     SYSTEMS SOFTWARE -- 0.7%
         Avid Technology, Inc.*                                                                         779           42,159
         Hyperion Solutions Corp.*                                                                      848           37,405
         JDA Software Group, Inc.*                                                                      636            8,929
         SPSS, Inc.*                                                                                    386            6,713
                                                                                                              --------------
                                                                                                                      95,206
                                                                                                              --------------
     TOTAL INFORMATION TECHNOLOGY                                                                                    301,814
                                                                                                              --------------
   MANUFACTURING -- 29.5%
     APPAREL -- 0.9%
         Ashworth, Inc.*                                                                                339            3,861
         Haggar Corp.                                                                                    93            1,878
         Kellwood Co.                                                                                   601           17,303
         OshKosh B'Gosh, Inc. - Class A                                                                 256            7,808
         Oxford Industries, Inc.                                                                        364           13,319
         Phillips-Van Heusen Corp.                                                                      675           17,982
         Quicksilver, Inc.*                                                                           1,319           38,291
         Russell Corp.                                                                                  711           12,855
         The Gymboree Corp.*                                                                            673            8,439
                                                                                                              --------------
                                                                                                                     121,736
                                                                                                              --------------
     ATHLETIC EQUIPMENT -- 0.1%
         K2, Inc.*                                                                                    1,085           14,919
                                                                                                              --------------
                                                                                                                      14,919
                                                                                                              --------------
     AUTO PARTS & EQUIPMENT -- 0.2%
         Midas, Inc.*                                                                                   389            8,881
         Standard Motor Products, Inc.                                                                  321            3,756
         Superior Industries International, Inc.                                                        535           14,129
                                                                                                              --------------
                                                                                                                      26,766
                                                                                                              --------------
     BIOTECHNOLOGY -- 0.2%
         Arqule, Inc.*                                                                                  956            4,503
         Cambrex Corp.                                                                                  574           12,226
         Cryolife, Inc.*                                                                                576            3,565
         Enzo Biochem, Inc.*                                                                            703           10,137
                                                                                                              --------------
                                                                                                                      30,431
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     BUILDING - RESIDENTIAL/COMMERCIAL -- 0.2%
         Winnebago Industries, Inc.                                                                     735   $       23,226
                                                                                                              --------------
                                                                                                                      23,226
                                                                                                              --------------
     BUILDING MATERIALS & COMPONENTS -- 1.2%
         Apogee Enterprises, Inc.                                                                       593            8,468
         ElkCorp.                                                                                       436           16,769
         Florida Rock Industries, Inc.                                                                  832           48,938
         Lennox International, Inc.                                                                   1,310           28,715
         Simpson Manufacturing Company, Inc.                                                          1,040           32,136
         Texas Industries, Inc.                                                                         473           25,424
         Universal Forest Products, Inc.                                                                393           15,268
                                                                                                              --------------
                                                                                                                     175,718
                                                                                                              --------------
     CHEMICAL & ALLIED PRODUCTS -- 1.1%
         Arch Chemicals, Inc.                                                                           512           14,577
         Fuller, (H.B.) Co.                                                                             625           18,125
         Georgia Gulf Corp.                                                                             778           35,772
         MacDermid, Inc.                                                                                660           21,450
         OM Group, Inc.*                                                                                617           18,769
         Omnova Solutions, Inc.*                                                                      1,067            5,730
         Penford Corp.                                                                                  211            3,429
         PolyOne Corp.*                                                                               1,994           17,707
         Quaker Chemical Corp.                                                                          149            3,060
         Schulman (A.), Inc.                                                                            665           11,584
         Wellman, Inc.                                                                                  695           10,050
                                                                                                              --------------
                                                                                                                     160,253
                                                                                                              --------------
     COMPUTERS & OFFICE EQUIPMENT -- 0.6%
         Global Imaging Systems, Inc.*                                                                  504           17,872
         Hutchinson Technology, Inc.*                                                                   572           19,894
         Imagistics International, Inc.*                                                                357           12,470
         Mercury Computer Systems, Inc.*                                                                463           12,770
         MTS Systems Corp.                                                                              445           12,918
         Park Electrochemical Corp.                                                                     483            9,786
                                                                                                              --------------
                                                                                                                      85,710
                                                                                                              --------------
     CONTAINERS & PACKAGING -- 0.3%
         AptarGroup, Inc.                                                                               777           40,388
         Chesapeake Corp.                                                                               425            8,934
                                                                                                              --------------
                                                                                                                      49,322
                                                                                                              --------------
     DIVERSIFIED - INDUSTRIAL PRODUCTS -- 0.3%
         Ceradyne, Inc.*                                                                                535           11,968
         Clarcor, Inc.                                                                                  558           28,994
                                                                                                              --------------
                                                                                                                      40,962
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.1%
         Acuity Brands, Inc.                                                                            926   $       25,002
         Barnes Group, Inc.                                                                             509           13,830
         Griffon Corp.*                                                                                 642           13,745
         Lydall, Inc.*                                                                                  439            4,873
         Roper Industries, Inc.                                                                         960           62,880
         Smith, (A.O.) Corp.                                                                            643           18,563
         Standex International Corp.                                                                    268            7,316
         Tredegar Industries                                                                            839           14,146
                                                                                                              --------------
                                                                                                                     160,355
                                                                                                              --------------
     ELECTRONIC COMPONENTS & EQUIPMENT -- 2.4%
         Aeroflex, Inc.*                                                                              1,620           15,115
         Anixter International, Inc.*                                                                   815           29,462
         Artesyn Technologies, Inc.*                                                                    856            7,456
         Baldor Electric Co.                                                                            720           18,583
         Bel Fuse, Inc. - Class B                                                                       278            8,423
         Belden CDT, Inc.                                                                             1,022           22,699
         Benchmark Electronics, Inc.*                                                                   899           28,615
         Coherent, Inc.*                                                                                661           22,315
         Cohu, Inc.                                                                                     471            7,512
         CTS Corp.                                                                                      787           10,231
         Cubic Corp.                                                                                    579           10,966
         Cymer, Inc.*                                                                                   808           21,630
         Daktronics, Inc.*                                                                              414            8,963
         Dionex Corp.*                                                                                  455           24,798
         Electro Scientific Industries, Inc.*                                                           616           11,944
         Kopin Corp.*                                                                                 1,526            4,685
         Littelfuse, Inc.*                                                                              484           13,867
         MagneTek, Inc.*                                                                                352            1,876
         Methode Electronics, Inc. - Class A                                                            666            8,065
         Photronics, Inc.*                                                                              713           12,905
         Planar Systems, Inc.*                                                                          418            3,770
         Rogers Corp.*                                                                                  364           14,560
         SBS Technologies, Inc.*                                                                        416            4,638
         Technitrol, Inc.                                                                               886           13,219
         Veeco Instruments, Inc.*                                                                       651            9,798
                                                                                                              --------------
                                                                                                                     336,095
                                                                                                              --------------
     ELECTRONIC INSTRUMENTS -- 1.3%
         BEI Technologies, Inc.                                                                         275            6,592
         FEI Co.*                                                                                       724           16,761
         FLIR Systems, Inc.*                                                                          1,586           48,056
         Itron, Inc.*                                                                                   462           13,694
         Keithley Instruments, Inc.                                                                     272            4,387
         Photon Dynamics, Inc.*                                                                         307            5,851
         Trimble Navigation, Ltd.*                                                                    1,129           38,171
         Watts Water Technologies, Inc. - Class A                                                       703           22,925
         Woodward Governor Co.                                                                          248           17,782
         X-Rite, Inc.                                                                                   522            7,851
                                                                                                              --------------
                                                                                                                     182,070
                                                                                                              --------------
     ENGINES & TURBINES -- 0.3%
         Briggs & Stratton Corp.                                                                      1,189           43,291
                                                                                                              --------------
                                                                                                                      43,291

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     FARM MACHINERY -- 0.0%
         Lindsay Manufacturing Co.                                                                      203   $        3,873
                                                                                                              --------------
                                                                                                                       3,873
                                                                                                              --------------
     FOOD & BEVERAGE -- 1.1%
         American Italian Pasta Co.                                                                     392           10,741
         Corn Products International, Inc.                                                            1,693           44,001
         Flowers Foods, Inc.                                                                            942           26,574
         Hain Celestial Group, Inc.*                                                                    796           14,837
         J&J Snack Foods Corp.                                                                          195            9,132
         Lance, Inc.                                                                                    646           10,381
         Ralcorp Holdings, Inc.*                                                                        636           30,115
         Sanderson Farms, Inc.                                                                          353           15,253
                                                                                                              --------------
                                                                                                                     161,034
                                                                                                              --------------
     FOOTWEAR -- 0.4%
         K-Swiss, Inc. - Class A                                                                        750           24,773
         Wolverine World Wide, Inc.                                                                   1,245           26,680
                                                                                                              --------------
                                                                                                                      51,453
                                                                                                              --------------
     FURNITURE -- 0.3%
         Bassett Furniture Industries, Inc.                                                             183            3,605
         Ethan Allen Interiors, Inc.                                                                    786           25,152
         La-Z-Boy Chair Co.                                                                           1,135           15,811
                                                                                                              --------------
                                                                                                                      44,568
                                                                                                              --------------
     GENERAL CONSTRUCTION - SINGLE HOMES -- 1.8%
         M.D.C. Holdings, Inc.                                                                          827           57,601
         Meritage Corp.*                                                                                559           32,936
         NVR, Inc.*                                                                                     130          102,050
         Skyline Corp.                                                                                  149            5,735
         Standard Pacific Corp.                                                                         728           52,554
                                                                                                              --------------
                                                                                                                     250,876
                                                                                                              --------------
     HOUSEHOLD APPLIANCES -- 0.1%
         Applica, Inc.*                                                                                 266            1,346
         Sonic Solutions*                                                                               575            8,654
                                                                                                              --------------
                                                                                                                      10,000
                                                                                                              --------------
     HOUSEWARES -- 0.0%
         Libbey, Inc.                                                                                   303            6,363
                                                                                                              --------------
                                                                                                                       6,363
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     INDUSTRIAL MACHINERY -- 0.1%
         Applied Industrial Technologies, Inc.                                                          647   $       17,598
                                                                                                              --------------
                                                                                                                      17,598
                                                                                                              --------------
     LUMBER & WOOD PRODUCTS -- 0.1%
         Deltic Timber Corp.                                                                            267           10,440
                                                                                                              --------------
                                                                                                                      10,440
                                                                                                              --------------
     MACHINE TOOLS -- 0.0%
         Milacron, Inc.                                                                                 681            2,077
                                                                                                              --------------
                                                                                                                       2,077
                                                                                                              --------------
     MACHINERY & HEAVY EQUIPMENT -- 0.3%
         Astec Industries, Inc.*                                                                        485           10,694
         JLG Industries, Inc.                                                                         1,146           24,696
                                                                                                              --------------
                                                                                                                      35,390
                                                                                                              --------------
     MANUFACTURED HOMES -- 0.1%
         Champion Enterprises, Inc.*                                                                  1,558           14,645
                                                                                                              --------------
                                                                                                                      14,645
                                                                                                              --------------
     MEDICAL & DENTAL SUPPLIES -- 0.8%
         Advanced Medical Optics, Inc*                                                                  801           29,004
         Medicis Pharmaceutical Corp. - Class A                                                       1,281           38,404
         Merit Medical Systems, Inc.*                                                                   575            6,894
         Sybron Dental Specialties, Inc.*                                                               917           32,920
                                                                                                              --------------
                                                                                                                     107,222
                                                                                                              --------------
     MEDICAL EQUIPMENT & SUPPLIES -- 0.5%
         Diagnostic Products Corp.                                                                      636           30,719
         Respironics, Inc.*                                                                             765           44,577
                                                                                                              --------------
                                                                                                                      75,296
                                                                                                              --------------
     MEDICAL PRODUCTS -- 3.0%
         American Medical Systems Holdings, Inc.*                                                     1,474           25,323
         Biolase Technology Corp                                                                        402            3,417
         Bradley Pharmamaceutical, Inc.*                                                                400            3,824
         Cyberonics, Inc.*                                                                              521           23,013
         DJ Orthopedics, Inc.*                                                                          470           11,774
         Haemonetics Corp.*                                                                             551           23,230
         Hologic, Inc.*                                                                                 449           14,312
         ICU Medical, Inc.*                                                                             296           10,508
         Immucor, Inc.*                                                                                 979           29,556
         Integra LifeSciences Holdings*                                                                 632           22,259
         Invacare Corp.                                                                                 684           30,527
         Kensey Nash Corp.*                                                                             250            6,770

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Mentor Corp.                                                                                   883   $       28,344
         Mueller Industries, Inc.                                                                       790           22,239
         Osteotech, Inc.*                                                                               363            1,379
         PolyMedica Corp.                                                                               599           19,024
         Possis Medical, Inc.*                                                                          258            2,159
         ResMed, Inc.*                                                                                  740           41,736
         The Cooper Companies, Inc.                                                                     991           72,244
         Theragenics Corp.*                                                                             937            3,223
         Viasys Healthcare, Inc.*                                                                       680           12,974
         Vital Signs, Inc.                                                                              244            9,733
                                                                                                              --------------
                                                                                                                     417,568
                                                                                                              --------------
     METAL FABRICATION -- 0.9%
         Commercial Metals Co.                                                                        1,277           43,278
         Kaydon Corp.                                                                                   613           19,248
         The Timken Co.                                                                               2,069           56,566
         Wolverine Tube, Inc.*                                                                          199            1,781
                                                                                                              --------------
                                                                                                                     120,873
                                                                                                              --------------
     METAL PRODUCTS -- 1.0%
         Brush Engineered Materials, Inc.*                                                              467            8,887
         Carpenter Technology Corp.                                                                     524           31,131
         Castle (A.M.) & Co.*                                                                           410            5,166
         Material Sciences Corp.*                                                                       229            3,080
         Quanex Corp.                                                                                   582           31,032
         Reliance Steel & Aluminum Co.                                                                  710           28,407
         RTI International Metals, Inc.*                                                                524           12,262
         Ryerson Tull, Inc.                                                                             614            7,779
         Steel Technologies, Inc.                                                                       283            6,789
                                                                                                              --------------
                                                                                                                     134,533
                                                                                                              --------------
     MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.1%
         Regal-Beloit Corp.                                                                             667           19,203
                                                                                                              --------------
                                                                                                                      19,203
                                                                                                              --------------
     MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.7%
         Cognex Corp.                                                                                 1,001           24,905
         Gardner Denver, Inc.*                                                                          434           17,147
         Robbins & Myers, Inc.                                                                          360            7,924
         Stewart & Stevenson Services, Inc.                                                             624           14,283
         The Manitowoc Co., Inc.                                                                        643           25,971
         Thomas Industries, Inc.                                                                        386           15,301
                                                                                                              --------------
                                                                                                                     105,531
                                                                                                              --------------
     MISC. MANUFACTURING INDUSTRIES -- 2.8%
         Advanced Energy Industries*                                                                    813            7,862
         Albany International Corp.                                                                     694           21,431
         Aleris International, Inc.*                                                                    628           15,669
         Brady Corp. - Class A                                                                        1,052           34,032
         C & D Technologies, Inc.                                                                       556            5,588
         Checkpoint System, Inc.*                                                                       819           13,825

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         CUNO, Inc.*                                                                                    369   $       18,963
         DSP Group, Inc.*                                                                               609           15,688
         Fedders Corp.                                                                                  970            2,697
         Gerber Scientific, Inc.*                                                                       540            3,931
         IDEX Corp.                                                                                   1,101           44,425
         Meade Instruments Corp.*                                                                       495            1,440
         Myers Industries, Inc.                                                                         750           10,583
         Oshkosh Truck Corp.                                                                            778           63,788
         Paxar Corp.*                                                                                   865           18,459
         Sturm, Ruger & Co., Inc.                                                                       703            4,872
         The Toro Co.                                                                                   500           44,250
         Valmont Industries, Inc.                                                                       521           11,629
         Vicor Corp.                                                                                    916            9,563
         Wabash National Corp.*                                                                         662           16,153
         Wilson Greatbatch Technologies, Inc.*                                                          466            8,500
         WMS Industries, Inc.*                                                                          665           18,726
                                                                                                              --------------
                                                                                                                     392,074
                                                                                                              --------------
     PAPER PRODUCTS -- 0.5%
         Buckeye Technologies, Inc.*                                                                    813            8,780
         Caraustar Industries, Inc.*                                                                    692            8,927
         Neenah Paper, Inc.                                                                             330           11,095
         Pope & Talbot, Inc.                                                                            407            7,155
         Rock Tenn Co. - Class A                                                                        778           10,347
         Schweitzer-Mauduit International, Inc.                                                         325           10,904
         Wausau-Mosinee Paper Corp.                                                                   1,123           15,879
                                                                                                              --------------
                                                                                                                      73,087
                                                                                                              --------------
     PHARMACEUTICAL PREPARATIONS -- 0.8%
         Alpharma, Inc. - Class A                                                                     1,143           14,082
         Connective Therapeutics, Inc.*                                                                 775           19,600
         MGI Pharma, Inc.*                                                                            1,546           39,067
         Noven Pharmaceuticals, Inc.*                                                                   514            8,717
         Priority Healthcare Corp. - Class B*                                                           949           20,527
         Regeneron Pharmaceuticals, Inc.*                                                             1,216            6,214
         Savient Pharmaceuticals, Inc.*                                                               1,211            3,330
                                                                                                              --------------
                                                                                                                     111,537
                                                                                                              --------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.6%
         Analogic Corp.                                                                                 300           12,975
         Arthrocare Corp.*                                                                              514           14,649
         Biosite Diagnostics, Inc.*                                                                     355           18,471
         Conmed Corp.*                                                                                  653           19,668
         Datascope Corp.                                                                                325            9,939
         SurModics, Inc.*                                                                               382           12,190
                                                                                                              --------------
                                                                                                                      87,892
                                                                                                              --------------
     RECREATIONAL VEHICLES -- 0.8%
         Arctic Cat, Inc.                                                                               445           12,042
         Coachmen Industries, Inc.                                                                      406            5,522
         Fleetwood Enterprises, Inc.*                                                                 1,205           10,484
         Monaco Coach Corp.                                                                             641           10,352

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Polaris Industries, Inc.                                                                       965   $       67,772
                                                                                                              --------------
                                                                                                                     106,172
                                                                                                              --------------
     SEMICONDUCTORS -- 1.7%
         Actel Corp.*                                                                                   627            9,643
         Alliance Semiconductor Corp.*                                                                  927            2,308
         ATMI, Inc.*                                                                                    685           17,152
         Axcelis Technologies, Inc.*                                                                  2,179           15,907
         Brooks Automation, Inc.*                                                                       973           14,770
         DuPont Photomasks, Inc.*                                                                       442           11,788
         ESS Technology, Inc.*                                                                          631            3,325
         Exar Corp.*                                                                                    911           12,207
         Helix Technology Corp.                                                                         570            8,818
         Intermagnetics General Corp.*                                                                  558           13,582
         Kulicke & Soffa Industries, Inc.*                                                            1,259            7,919
         Microsemi Corp.*                                                                             1,299           21,161
         Pericom Semiconductor Corp.*                                                                   690            5,913
         Power Integrations, Inc.*                                                                      674           14,080
         Rudolph Technologies, Inc.*                                                                    368            5,542
         Skyworks Solutions, Inc.*                                                                    3,767           23,920
         Standard Microsystems Corp.*                                                                   464            8,055
         Supertex, Inc.*                                                                                215            3,937
         Ultratech, Inc.*                                                                               519            7,577
         Varian Semiconductor Equipment Associates, Inc.*                                               793           30,142
                                                                                                              --------------
                                                                                                                     237,746
                                                                                                              --------------
     TELECOMMUNICATIONS EQUIPMENT -- 0.7%
         Applied Signal Technology, Inc.                                                                185            4,237
         Audiovox Corp. - Class A*                                                                      503            6,408
         Brooktrout, Inc.*                                                                              351            3,949
         C-COR.net Corp.*                                                                               856            5,204
         Captaris, Inc.*                                                                                879            3,560
         Commonwealth Telephone Enterprises, Inc.                                                       459           21,637
         Harmonic, Inc.*                                                                              1,572           15,028
         Network Equipment Technologies, Inc.*                                                          347            1,954
         Symmetricom, Inc.*                                                                             988           10,957
         Synaptics, Inc.*                                                                               607           14,082
         Tollgrade Communications, Inc.*                                                                401            2,767
         Viasat, Inc.*                                                                                  585           10,934
                                                                                                              --------------
                                                                                                                     100,717
                                                                                                              --------------
     TOBACCO -- 0.1%
         Dimon, Inc.                                                                                  1,142            7,138
                                                                                                              --------------
                                                                                                                       7,138
                                                                                                              --------------
     TOTAL MANUFACTURING                                                                                           4,155,760
                                                                                                              --------------
   MINING -- 0.4%
         Century Aluminum Co.*                                                                          698           21,121
         Cleveland-Cliffs, Inc.                                                                         469           34,177
                                                                                                              --------------
     TOTAL MINING                                                                                                     55,298
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   OIL & GAS -- 4.5%
     CRUDE PETROLEUM & NATURAL GAS -- 0.8%
         Cabot Oil & Gas Corp.                                                                          722   $       39,818
         Frontier Oil Corp.                                                                             585           21,212
         Southwestern Energy Co.*                                                                       792           44,954
                                                                                                              --------------
                                                                                                                     105,984
                                                                                                              --------------
     DRILLING OIL & GAS WELLS -- 0.2%
         Atwood Oceanics, Inc.*                                                                         329           21,892
                                                                                                              --------------
                                                                                                                      21,892
                                                                                                              --------------
     OIL & GAS EXPLORATION -- 2.7%
         Cimarex Energy Co.*                                                                            903           35,217
         Energen Corp.                                                                                  793           52,814
         Patina Oil & Gas Corp.                                                                       1,599           63,960
         Penn Virginia Corp.                                                                            400           18,360
         Petroleum Development Corp.*                                                                   365           13,757
         Remington Oil & Gas Corp.*                                                                     605           19,070
         Spinnaker Exploration Co.*                                                                     740           26,292
         St. Mary Land & Exploration Co.                                                                624           31,231
         Stone Energy Corp.*                                                                            583           28,316
         Swift Energy Co.*                                                                              614           17,462
         Unit Corp.*                                                                                    997           45,034
         Vintage Petroleum, Inc.                                                                      1,219           38,350
                                                                                                              --------------
                                                                                                                     389,863
                                                                                                              --------------
     OIL FIELD MACHINERY & EQUIPMENT -- 0.8%
         CARBO Ceramics, Inc.                                                                           351           24,623
         Dril-Quip, Inc*                                                                                377           11,589
         Hydril Co.*                                                                                    507           29,614
         Lone Star Technologies, Inc.*                                                                  632           24,920
         Maverick Tube Corp.*                                                                           928           30,169
                                                                                                              --------------
                                                                                                                     120,915
                                                                                                              --------------
     TOTAL OIL & GAS                                                                                                 638,654
                                                                                                              --------------
   REAL ESTATE INVESTMENT TRUSTS -- 2.4%
         Capital Automotive                                                                             937           31,033
         Colonial Properties Trust                                                                      597           22,931
         Commercial Net Lease Realty                                                                  1,130           20,849
         Entertainment Properties Trust                                                                 554           22,952
         Essex Property Trust, Inc.                                                                     535           36,969
         Gables Residential Trust                                                                       638           21,245
         Glenborough Realty Trust, Inc.                                                                 692           13,231
         Kilroy Realty Corp.                                                                            619           25,323
         Lexington Corporate Properties Trust                                                         1,055           23,147
         New Century Financial Corp.                                                                  1,190           55,716
         Parkway Properties, Inc.                                                                       285           13,310
         Shurgard Storage Centers, Inc. - Class A                                                     1,083           44,381
         Sovran Self Storage, Inc.                                                                      348           13,791
                                                                                                              --------------
     TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                             344,878

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   SERVICES -- 11.4%
     ADVERTISING -- 0.2%
         ADVO, Inc.                                                                                     665   $       24,904
                                                                                                              --------------
                                                                                                                      24,904
                                                                                                              --------------
     BUSINESS SERVICES -- 2.2%
         Administaff, Inc.                                                                              556            8,118
         Advanced Marketing Services, Inc.*                                                             520            3,120
         Bell Microproducts, Inc.*                                                                      464            3,471
         CDI Corp.                                                                                      367            8,122
         EMCOR Group, Inc.*                                                                             334           15,638
         FileNet Corp.*                                                                                 863           19,659
         G & K Services, Inc. - Class A                                                                 461           18,574
         Harland (John H.) Co.                                                                          610           20,960
         Heidrick & Struggles International, Inc.*                                                      417           15,333
         Input/Output, Inc.*                                                                          1,678           10,823
         Inter-Tel, Inc.                                                                                566           13,867
         Labor Ready, Inc.*                                                                             912           17,009
         MAXIMUS, Inc.                                                                                  474           15,874
         NCO Group, Inc.*                                                                               701           13,705
         On Assignment, Inc.*                                                                           622            3,172
         Pegasus Solutions, Inc.*                                                                       472            5,579
         PRG-Schultz International, Inc.*                                                             1,553            7,781
         Rewards Network, Inc.*                                                                         288            1,198
         Spherion Corp.*                                                                              1,319            9,879
         Tetra Tech, Inc.*                                                                            1,225           15,460
         United Stationers, Inc.*                                                                       721           32,625
         URS Corp.*                                                                                     943           27,111
         Vertrue, Inc.*                                                                                 172            6,096
         Watson Wyatt & Company Holdings                                                                706           19,203
                                                                                                              --------------
                                                                                                                     312,377
                                                                                                              --------------
     CASINO SERVICES -- 0.2%
         Shuffle Master Inc.*                                                                           760           22,010
                                                                                                              --------------
                                                                                                                      22,010
                                                                                                              --------------
     COMMERCIAL SERVICES -- 2.3%
         ABM Industries, Inc.                                                                         1,061           20,403
         Arbitron, Inc.                                                                                 675           28,958
         Central Parking Corp.                                                                          794           13,641
         Chemed Corp.                                                                                   272           20,803
         Consolidated Graphics, Inc.*                                                                   301           15,833
         eFUNDS Corp.*                                                                                1,065           23,771
         Global Payments, Inc.                                                                          837           53,977
         Insituform Technologies, Inc.*                                                                 579            8,401
         Insurance Auto Auctions, Inc.*                                                                 202            5,626
         Interface, Inc. - Class A*                                                                   1,129            7,700
         Mobile Mini, Inc.*                                                                             346           13,982
         Offshore Logistics, Inc.*                                                                      507           16,893
         PARAXEL International Corp.*                                                                   567           13,325
         Pre-Paid Legal Services, Inc.                                                                  340           11,506
         Shaw Group, Inc.                                                                             1,394           30,389
         SOURCECORP, Inc.*                                                                              380            7,653
         StarTek, Inc.                                                                                  245            4,116
         Viad Corp.                                                                                     520           13,988

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
         Volt Information Sciences, Inc.*                                                               332   $        8,018
                                                                                                              --------------
                                                                                                                     318,983
                                                                                                              --------------
     INTERNET SERVICES -- 0.9%
         Coinstar, Inc.*                                                                                578           12,254
         CPI Corp.                                                                                       76            1,148
         Digital Insight Corp.*                                                                         775           12,710
         FindWhat.com*                                                                                  655            6,792
         Internet Security Systems, Inc.*                                                             1,001           18,318
         Mantech International Corp. - Class A*                                                         706           16,287
         PC-Tel, Inc.*                                                                                  573            4,217
         Verity, Inc.*                                                                                  699            6,606
         WebEx Communications, Inc.*                                                                    972           20,985
         Websense, Inc.*                                                                                508           27,330
         Zix Corp.*                                                                                     228              853
                                                                                                              --------------
                                                                                                                     127,500
                                                                                                              --------------
     MEDICAL & HEALTH SERVICES -- 3.9%
         Accredo Health, Inc.*                                                                        1,067           47,384
         American Healthways, Inc.*                                                                     717           23,675
         AMERIGROUP Corp.*                                                                            1,177           43,030
         AmSurg Corp.*                                                                                  637           16,103
         Angelica Corp.                                                                                 236            6,608
         Centene Corp*                                                                                  896           26,871
         Cerner Corp.*                                                                                  791           41,535
         Cross Country Healthcare, Inc.*                                                                695           11,648
         Dendrite International, Inc.*                                                                  908           12,748
         Hooper Holmes, Inc.                                                                          1,644            6,280
         IDEXX Laboratories, Inc.*                                                                      731           39,591
         LabOne, Inc.*                                                                                  375           12,930
         NDCHealth Corp.                                                                                785           12,544
         OCA, Inc.*                                                                                   1,298            5,517
         Odyssey Healthcare, Inc.*                                                                      797            9,373
         Pediatrix Medical Group, Inc.*                                                                 489           33,541
         Pharmaceutical Product Development, Inc.                                                     1,232           59,689
         Province Healthcare Co.*                                                                     1,084           26,114
         RehabCare Group, Inc.*                                                                         312            8,958
         SFBC International, Inc.*                                                                      350           12,334
         Sierra Health Services, Inc.*                                                                  617           39,389
         Sunrise Senior Living, Inc.*                                                                   445           21,627
         United Surgical Partners International, Inc.*                                                  620           28,377
                                                                                                              --------------
                                                                                                                     545,866
                                                                                                              --------------
     OIL & GAS FIELD SERVICES -- 1.0%
         Cal Dive International, Inc.*                                                                  836           37,871
         Oceaneering International, Inc.*                                                               559           20,963
         SEACOR holdings, Inc.*                                                                         402           25,628
         TETRA Technologies, Inc.*                                                                      492           13,992
         Veritas DGC, Inc.*                                                                             729           21,841
         W-H Energy Services, Inc.*                                                                     605           14,478
                                                                                                              --------------
                                                                                                                     134,773
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     PRINTING & PUBLISHING -- 0.1%
         Bowne & Co., Inc.                                                                              783   $       11,776
         Thomas Nelson, Inc.                                                                            368            8,703
                                                                                                              --------------
                                                                                                                      20,479
                                                                                                              --------------
     SANITARY SERVICES -- 0.3%
         Waste Connections, Inc.*                                                                     1,111           38,607
                                                                                                              --------------
                                                                                                                      38,607
                                                                                                              --------------
     TELECOMMUNICATIONS SERVICES -- 0.0%
         Intrado Inc.*                                                                                  459            5,646
                                                                                                              --------------
                                                                                                                       5,646
                                                                                                              --------------
     TRANSPORTATION -- 0.3%
         Arkansas Best Corp.                                                                            550           20,779
         EGL, Inc.*                                                                                   1,119           25,513
                                                                                                              --------------
                                                                                                                      46,292
                                                                                                              --------------
     TOTAL SERVICES                                                                                                1,597,437
                                                                                                              --------------
   TRANSPORTATION -- 1.7%
     AIR TRANSPORTATION -- 0.3%
         Frontier Airlines, Inc.*                                                                       886            9,285
         Mesa Air Group, Inc.*                                                                          820            5,740
         SkyWest, Inc.                                                                                1,252           23,275
                                                                                                              --------------
                                                                                                                      38,300
                                                                                                              --------------
     MARINE -- 0.2%
         Kirby Corp.*                                                                                   541           22,738
                                                                                                              --------------
                                                                                                                      22,738
                                                                                                              --------------
     RAILROADS -- 0.2%
         Kansas City Southern Industries, Inc.*                                                       1,367           26,328
                                                                                                              --------------
                                                                                                                      26,328
                                                                                                              --------------
     TRUCKING -- 1.0%
         Forward Air Corp.                                                                              468           19,927
         Heartland Express, Inc.                                                                      1,411           27,021
         Knight Transportation, Inc.                                                                  1,085           26,767
         Landstar System, Inc.*                                                                       1,407           46,080
         USF Corp.                                                                                      607           29,294
                                                                                                              --------------
                                                                                                                     149,089
                                                                                                              --------------
     TOTAL TRANSPORTATION                                                                                            236,455

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
   WHOLESALE & RETAIL TRADE -- 9.4%
     MISCELLANEOUS RETAIL STORES -- 0.4%
         Cost Plus, Inc.*                                                                               475   $       12,768
         TBC Corp.*                                                                                     485           13,512
         Tractor Supply Co.*                                                                            832           36,317
                                                                                                              --------------
                                                                                                                      62,597
                                                                                                              --------------
     RETAIL - MAIL ORDER -- 0.1%
         J. Jill Group, Inc.*                                                                           345            4,747
         Select Comfort Corp.*                                                                          803           16,413
                                                                                                              --------------
                                                                                                                      21,160
                                                                                                              --------------
     RETAIL APPAREL & ACCESSORY STORES -- 2.0%
         Brown Shoe Co., Inc.                                                                           401           13,742
         Burlington Coat Factory Warehouse Corp.                                                        728           20,894
         Christopher & Banks Corp.                                                                      775           13,640
         Dress Barn, Inc.*                                                                              645           11,752
         Genesco, Inc.*                                                                                 481           13,670
         Goody's Family Clothing, Inc.                                                                  816            7,368
         Hot Topic, Inc.*                                                                             1,016           22,200
         ShopKo Stores, Inc.*                                                                           641           14,243
         Stage Stores, Inc.*                                                                            390           14,972
         Stein Mart, Inc.*                                                                              928           20,880
         The Cato Corp. - Class A                                                                       452           14,577
         The Children's Place Retail Stores, Inc.*                                                      487           23,254
         The Finish Line, Inc. - Class A                                                              1,000           23,150
         The Men's Wearhouse, Inc.*                                                                     782           33,008
         The Stride Rite Corp.                                                                          799           10,627
         Too, Inc.*                                                                                     751           18,527
                                                                                                              --------------
                                                                                                                     276,504
                                                                                                              --------------
     RETAIL DRUG STORES -- 0.2%
         Long's Drug Stores Corp.                                                                       821           28,095
                                                                                                              --------------
                                                                                                                      28,095
                                                                                                              --------------
     RETAIL EATING & DRINKING PLACES -- 2.1%
         CEC Entertainment, Inc.*                                                                       791           28,951
         IHOP Corp.                                                                                     436           20,788
         Jack in the Box, Inc.*                                                                         801           29,717
         Landry's Restaurants, Inc.                                                                     580           16,774
         Lone Star Steakhouse & Saloon, Inc.                                                            443           12,805
         O' Charleys, Inc.*                                                                             463           10,066
         P.F. Chang's China Bistro, Inc.*                                                               563           33,667
         Panera Bread Co. - Class A*                                                                    661           37,366
         Papa John's International, Inc.*                                                               367           12,742
         RARE Hospitality International, Inc.*                                                          742           22,913
         Ryan's Restaurant Group, Inc.*                                                                 906           13,164
         Sonic Corp.*                                                                                 1,390           46,426
         The Steak 'n Shake Co.*                                                                        599           11,591
         Triarc Companies, Inc. - Class B                                                             1,398           19,334
                                                                                                              --------------
                                                                                                                     316,304
                                                                                                              --------------

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     RETAIL FURNITURE STORES -- 0.1%
         Haverty Furniture Cos., Inc.                                                                   490   $        7,473
                                                                                                              --------------
                                                                                                                       7,473
                                                                                                              --------------
     RETAIL GROCERY STORES -- 0.1%
         Great Atlantic & Pacific Tea Co., Inc.*                                                        635            9,462
                                                                                                              --------------
                                                                                                                       9,462
                                                                                                              --------------
     RETAIL MERCHANDISING -- 0.6%
         Department 56, Inc.*                                                                           216            3,771
         Fred's, Inc.                                                                                   859           14,749
         Group 1 Automotive, Inc.*                                                                      506           13,308
         Hibbett Sporting Goods, Inc.*                                                                  510           15,320
         JAKKS Pacific, Inc.*                                                                           574           12,324
         The Pep Boys - Manny, Moe & Jack                                                             1,244           21,870
                                                                                                              --------------
                                                                                                                      81,342
                                                                                                              --------------
     SPECIALTY RETAIL STORES -- 2.0%
         Aaron Rents, Inc.                                                                            1,084           21,680
         Casey's General Stores, Inc.                                                                 1,091           19,605
         Cash America IInternational, Inc.                                                              622           13,640
         Electronics Boutique Holdings*                                                                 401           17,231
         Gamestop Corp. Class B*                                                                      1,105           24,642
         Guitar Center, Inc.*                                                                           551           30,211
         Hancock Fabrics, Inc.                                                                          268            1,994
         Jo-Ann Stores, Inc.*                                                                           495           13,905
         Linens 'N Things, Inc.*                                                                        984           24,433
         Movie Gallery, Inc.                                                                            676           19,388
         School Specialty, Inc.*                                                                        496           19,423
         Sonic Automotive, Inc.                                                                         905           20,553
         Standard Register Co.                                                                          625            7,875
         The Nautilus Group, Inc.                                                                       716           17,012
         Zale Corp.*                                                                                  1,212           36,021
                                                                                                              --------------
                                                                                                                     287,613
                                                                                                              --------------
     WHOLESALE - GROCERIES & RELATED PRODUCTS -- 0.2%
         United Natural Foods, Inc.*                                                                    872           24,965
                                                                                                              --------------
                                                                                                                      24,965
                                                                                                              --------------
     WHOLESALE - INDUSTRIAL SUPPLIES -- 0.4%
         Hughes Supply, Inc.                                                                          1,437           42,751
         Lawson Products, Inc.                                                                          203            9,500
                                                                                                              --------------
                                                                                                                      52,251
                                                                                                              --------------
     WHOLESALE - LUMBER & CONSTRUCTION MATERIAL -- 0.1%
         Building Materials Holding Corp.                                                               300           13,344
                                                                                                              --------------
                                                                                                                      13,344

WT INVESTMENT TRUST I -- EQUITY SERIES / Small Cap Quantitative Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                                                 Shares           Value
                                                                                             --------------   --------------
     WHOLESALE MISCELLANEOUS -- 0.8%
         Enesco Group, Inc.*                                                                            401   $        2,667
         Nash Finch Co.                                                                                 295           11,207
         Owens & Minor, Inc.                                                                            862           23,403
         Performance Food Group Co.*                                                                  1,108           30,669
         ScanSource, Inc.*                                                                              275           14,253
         Watsco, Inc. - Class A                                                                         582           24,502
                                                                                                              --------------
                                                                                                                     106,701
                                                                                                              --------------
     WHOLESALE-SPORTING & RECREATION GOODS -- 0.3%
         SCP Pool Corp.                                                                               1,137           36,225
                                                                                                              --------------
                                                                                                                      36,225
                                                                                                              --------------
     TOTAL WHOLESALE & RETAIL TRADE                                                                                1,324,036
                                                                                                              --------------
     TOTAL COMMON STOCK
       (Cost $8,436,481)                                                                                          11,229,495
                                                                                                              --------------
EXCHANGE TRADED FUNDS -- 20.2%
         ishares S&P SmallCap 600 Value Fund                                                         24,143        2,848,150
                                                                                                              --------------
     TOTAL EXCHANGE TRADED FUNDS
       (Cost $2,875,583)                                                                                           2,848,150
                                                                                                              --------------
SHORT-TERM INVESTMENTS -- 0.3%
         BlackRock Liquidity Funds TempCash Portfolio -
             Institutional Shares                                                                    23,729           23,729
         BlackRock Liquidity Funds TempFund Portfolio - Institutional Series
             Institutional Shares                                                                    23,727           23,727
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $47,456)                                                                                                 47,456
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $11,359,520)+                                                                                          14,125,101
                                                                                                              ==============

----------
*    Non-income producing security.
+ The cost for Federal income tax purposes was $11,411,344. At March 31, 2005, net unrealized appreciation was $2,713,757. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,108,316, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $394,559.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                             VALUE
-------------------------                                                                                     --------------
COMMON STOCK (98.1%)
AEROSPACE (1.1%)
               193,900   DRS Technologies, Inc.*                                                              $    8,240,750
                                                                                                              --------------
COMMUNICATION & BROADCASTING (3.7%)
Telecommunications (3.7%)
               609,800   Emmis Communications Corp. - Class A* (a)                                                11,720,356
               956,500   Journal Communications, Inc. - Class A                                                   15,830,075
                                                                                                              --------------
                                                                                                                  27,550,431
                                                                                                              --------------
COMPUTER SERVICES (4.0%)
               991,450   Insight Enterprises, Inc.*                                                               17,409,862
               550,600   Transaction Systems Architects, Inc.*                                                    12,746,390
                                                                                                              --------------
                                                                                                                  30,156,252
                                                                                                              --------------
CONSUMER DISCRETIONARY (2.9%)
Casino & Gaming (2.9%)
               379,650   Isle of Capri Casinos, Inc.* (a)                                                         10,075,911
               714,200   Pinnacle Entertainment, Inc.*                                                            11,927,140
                                                                                                              --------------
                                                                                                                  22,003,051
                                                                                                              --------------
CONSUMER PRODUCTS (0.3%)
               256,850   Playtex Products, Inc.*                                                                   2,311,650
                                                                                                              --------------
ELECTRIC, GAS, WATER, & UTILITIES (3.1%)
               568,100   El Paso Electric Co.*                                                                    10,793,900
               488,000   Southern Union Co.*                                                                      12,253,680
                                                                                                              --------------
                                                                                                                  23,047,580
                                                                                                              --------------
ENTERTAINMENT & LEISURE (1.1%)
               413,300   Intrawest Corp.                                                                           7,906,429
                                                                                                              --------------
FINANCE & INSURANCE (12.0%)
Insurance Carriers (4.7%)
               267,200   AmerUs Group Co.                                                                         12,625,200
               449,150   First American Corp.                                                                     14,795,000
               238,900   The Midland Co.                                                                           7,527,739
                                                                                                              --------------
                                                                                                                  34,947,939
                                                                                                              --------------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                             VALUE
-------------------------                                                                                     --------------
Savings, Credit, & Other Financial Institutions (7.0%)
               351,400   BankUnited Financial Corp.                                                                9,438,604
                 8,700   Capital Corp. of The West                                                                   404,376
               261,050   Cardinal Financial Corp.*                                                                 2,401,660
               203,600   Cullen/Frost Bankers, Inc.                                                                9,192,540
               228,900   First Midwest Bancorp, Inc.                                                               7,434,672
               120,125   Glacier Bancorp, Inc.                                                                     3,663,813
               412,300   KNBT Bancorp, Inc.                                                                        6,308,190
               273,200   Main Street Banks, Inc.                                                                   7,234,336
               507,075   The Bancorp, Inc.*                                                                        7,099,050
                                                                                                              --------------
                                                                                                                  53,177,241
                                                                                                              --------------
State & National Banks (0.3%)
               144,006   Pacific Mercantile Bancorp*                                                               1,964,242
                                                                                                              --------------
                                                                                                                  90,089,422
                                                                                                              --------------
HEALTHCARE (3.4%)
Pharmaceuticals (3.4%)
               557,300   Apria Healthcare Group, Inc.* (a)                                                        17,889,330
               453,000   Impax Laboratories, Inc.* (a)                                                             7,248,000
                                                                                                              --------------
                                                                                                                  25,137,330
                                                                                                              --------------
MANUFACTURING (26.3%)
Auto Parts & Equipment (3.4%)
             1,147,200   Tenneco Automotive, Inc.*                                                                14,294,112
               461,750   Wabash National Corp*                                                                    11,266,700
                                                                                                              --------------
                                                                                                                  25,560,812
                                                                                                              --------------
Automobile Manufacturers (1.6%)
               144,700   Oshkosh Truck Corp.                                                                      11,863,953
                                                                                                              --------------
Building - Residential/commercial (0.5%)
                97,400   Brookfield Homes Corp.                                                                    4,111,254
                                                                                                              --------------
Chemical & Allied Products (3.8%)
               667,750   Airgas, Inc.                                                                             15,952,548
               490,000   Compass Minerals International, Inc.                                                     12,470,500
                                                                                                              --------------
                                                                                                                  28,423,048
                                                                                                              --------------
Containers & Packaging (1.9%)
               208,700   Greif, Inc. - Class A                                                                    14,542,216
                                                                                                              --------------
Diversified Manufacturing Industries (0.0%)
                49,600   Mascotech, Inc. Escrow                                                                            0
                                                                                                              --------------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                            VALUE
-------------------------                                                                                     --------------
Electrical Equipment (1.5%)
               234,900   EMCOR Group, Inc.*                                                                       10,998,018
                                                                                                              --------------
Electronic Components & Equipment (4.4%)
               403,900   AGL Resources, Inc.                                                                      14,108,227
               292,800   Itron, Inc.*                                                                              8,678,592
               247,600   Plantronics, Inc.                                                                         9,428,608
                                                                                                              --------------
                                                                                                                  32,215,427
                                                                                                              --------------
Machinery & Heavy Equipment (1.7%)
               300,900   Terex Corp.* (a)                                                                         13,028,970
                                                                                                              --------------
Manufactured Homes (1.5%)
               357,600   Winnebago Industries, Inc.                                                               11,300,160
                                                                                                              --------------
Metal Products (1.8%)
               257,500   Quanex Corp. (a)                                                                         13,729,900
                                                                                                              --------------
Misc. Industrial Machinery & Equipment (4.2%)
               282,000   Briggs & Stratton Corp.                                                                  10,267,620
               677,100   Kaydon Corp.                                                                             21,260,940
                                                                                                              --------------
                                                                                                                  31,528,560
                                                                                                              --------------
                                                                                                                 197,302,318
                                                                                                              --------------
OIL & GAS (3.8%)
Drilling Oil & Gas Wells (2.1%)
               659,000   Range Resources Corp.                                                                    15,394,240
                                                                                                              --------------
Oil & Gas (1.7%)
               521,700   Pride International, Inc.* (a)                                                           12,959,028
                                                                                                              --------------
                                                                                                                  28,353,268
                                                                                                              --------------
REAL ESTATE INVESTMENT TRUSTS (3.7%)
               740,000   Government Properties Trust, Inc.                                                         7,370,400
             1,105,200   Highland Hospitality Corp.*                                                              11,438,820
               368,900   Ventas, Inc.                                                                              9,207,744
                                                                                                              --------------
                                                                                                                  28,016,964
                                                                                                              --------------
SERVICES (11.9%)
Business Services (5.4%)
               576,200   Forrester Research, Inc.*                                                                 8,112,896
               354,700   G & K Services, Inc.                                                                     14,290,863
               632,635   infoUSA, Inc.*                                                                            6,648,994
               401,800   Watson Wyatt & Co. Holdings                                                              10,928,960
                                                                                                              --------------
                                                                                                                  39,981,713
                                                                                                              --------------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                             VALUE
-------------------------                                                                                     --------------
Commercial Services (4.8%)
               126,100   Arbitron, Inc.                                                                            5,409,690
               557,300   Commercial Vehicle Group, Inc.*                                                          11,146,000
               363,500   Interactive Data Corp.*                                                                   7,542,625
               912,250   TeleTech Holdings, Inc.*                                                                 11,786,270
                                                                                                              --------------
                                                                                                                  35,884,585
                                                                                                              --------------
Sanitary Services (1.7%)
               991,893   Casella Waste Systems, Inc.*                                                             13,122,744
                                                                                                              --------------
                                                                                                                  88,989,042
                                                                                                              --------------
TECHNOLOGY (3.5%)
               545,150   Electro Scientific Industries, Inc.*                                                     10,570,459
             4,300,800   SkillSoft PLC, ADR*                                                                      15,826,944
                                                                                                              --------------
                                                                                                                  26,397,403
                                                                                                              --------------
TRANSPORTATION (2.6%)
Airlines (0.4%)
               176,700   Sky West, Inc.                                                                            3,284,853
                                                                                                              --------------
Railroads (2.2%)
             1,302,500   RailAmerica, Inc.*                                                                       16,255,200
                                                                                                              --------------
                                                                                                                  19,540,053
                                                                                                              --------------
WHOLESALE & RETAIL TRADE (14.7%)
Retail - Automobiles (1.3%)
               354,750   United Auto Group, Inc.                                                                   9,872,693
                                                                                                              --------------
Retail Apparel & Accessory Stores (3.8%)
               491,200   AnnTaylor Stores Corp.*                                                                  12,569,808
               644,600   Too, Inc.*                                                                               15,902,281
                                                                                                              --------------
                                                                                                                  28,472,089
                                                                                                              --------------
Retail Building Materials (1.7%)
               673,750   Interline Brands, Inc.*                                                                  12,875,363
                                                                                                              --------------
Retail Eating & Drinking Places (3.0%)
               396,500   Dave & Buster's, Inc.*                                                                    7,414,550
               636,500   Ruby Tuesday, Inc. (a)                                                                   15,460,585
                                                                                                              --------------
                                                                                                                  22,875,135
                                                                                                              --------------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                             VALUE
-----------------------                                                                                       --------------
Specialty Retail Stores (4.9%)
               277,300   Central Garden & Pet Co.*                                                                12,162,378
               342,600   School Specialty, Inc.*                                                                  13,416,216
               387,900   TBC Corp.*                                                                               10,806,894
                                                                                                              --------------
                                                                                                                  36,385,488
                                                                                                              --------------
                                                                                                                 110,480,768
                                                                                                              --------------
TOTAL COMMON STOCK
   (COST $611,441,358)                                                                                           735,522,711
                                                                                                              --------------
SHORT-TERM INVESTMENTS (1.8%)
SHORT-TERM INVESTMENTS (1.8%)
             6,912,095   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                       6,912,095
             6,912,094   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                       6,912,094
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $13,824,189)                                                                                             13,824,189
                                                                                                              --------------

PAR
------------------------
U.S. TREASURY OBLIGATIONS (0.1%)
   $         1,000,000   U S Treasury Bills, 2.65%, 04/14/05 (a)

   (COST $999,048)                                                                                                   999,048
                                                                                                              --------------
TOTAL INVESTMENTS (100.0%)
   (COST $626,264,595)+ (1)                                                                                   $  750,345,948
                                                                                                              ==============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
FLOATING RATE NOTES
             1,043,444   Natexis Banques Populaires, 2.925%, 04/01/05                                              1,043,444
                                                                                                              --------------
INSTITUTIONAL MONEY MARKET TRUST
            19,781,252   BlackRock Institutional Money Market Trust, 2.804%, 04/01/05                             19,781,252
                                                                                                              --------------
MASTER NOTES
               968,067   Bank of America, 2.580%, 04/01/05                                                           968,067
             3,634,433   Merrill Lynch, 2.01%, 10/07/04                                                            3,634,433
                                                                                                              --------------
                                                                                                                   4,602,500
                                                                                                              --------------
TIME DEPOSIT
                89,056   Chase, 2.843%, 04/01/05                                                                      89,056
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $25,516,252) (2)                                                                                     $   25,516,252
                                                                                                              --------------

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

----------
ADR     American Depository Receipt
*       Non-income producing security
(a)     Security partially or fully on loan.
+ The cost for Federal income tax purposes was $628,605,188. At March 31, 2005, net unrealized appreciation was $121,740,760. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $140,310,677, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $18,569,917.
(1) At March 31, 2005, the market value of securities on loan for the Small Cap Value Series was $24,726,995.52.
(2) The investments held as collateral on loaned securities represented 3.4% of the net assets of the Small Cap Value Series.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                             VALUE
--------------------------                                                                                    --------------
COMMON STOCK (95.9%)
AEROSPACE & DEFENSE (4.4%)
                 7,800   Esterline Technologies Corp.*                                                        $      269,490
                 6,900   Goodrich Corp.                                                                              264,201
                                                                                                              --------------
                                                                                                                     533,691
                                                                                                              --------------
COMMUNICATION & BROADCASTING (1.2%)
                 4,300   Entercom Communications Corp.*                                                              152,736
                                                                                                              --------------
COMPUTER SERVICES & SOFTWARE (1.4%)
                 3,000   CDW Corp.                                                                                   170,040
                                                                                                              --------------
CONSUMER PRODUCTS (1.4%)
                 4,300   International Flavors & Fragrances, Inc.                                                    169,850
                                                                                                              --------------
ELECTRIC, GAS, WATER, & UTILITIES (3.9%)
                21,600   CenterPoint Energy, Inc.                                                                    259,848
                 8,800   Southern Union Co.*                                                                         220,968
                                                                                                              --------------
                                                                                                                     480,816
                                                                                                              --------------
ENTERTAINMENT & LEISURE (1.4%)
                 3,800   Royal Caribbean Cruises, Ltd.                                                               169,822
                                                                                                              --------------
FINANCE & INSURANCE (17.9%)
Diversified Reits (1.6%)
                 5,200   Brascan Corp. - Class A                                                                     196,300
                                                                                                              --------------
Financial Services (3.1%)
                 5,000   First Horizon National Corp.                                                                203,950
                 5,100   Leucadia National Corp.                                                                     175,185
                                                                                                              --------------
                                                                                                                     379,135
                                                                                                              --------------
Insurance Agents, Brokers, & Services (1.9%)
                 5,800   Protective Life Corp.                                                                       227,940
                                                                                                              --------------
Insurance Carriers (7.0%)
                 2,900   Ambac Financial Group, Inc.                                                                 216,775
                 7,600   Assurant, Inc.                                                                              256,120
                 2,700   Everest Re Group, Ltd.                                                                      229,797
                 3,800   Reinsurance Group of America, Inc.                                                          161,804
                                                                                                              --------------
                                                                                                                     864,496
                                                                                                              --------------
Security & Commodity Brokers, Dealers, & Services (2.3%)
                23,300   E*TRADE Financial Corp.*                                                                    279,600
                                                                                                              --------------

WT INVESTMENT TRUST I
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                             VALUE
-------------------------                                                                                     --------------
State & National Banks (2.0%)
                 8,950   North Fork Bancorp, Inc.                                                                    248,273
                                                                                                              --------------
                                                                                                                   2,195,744
                                                                                                              --------------
HEALTHCARE (2.9%)
Healthcare (1.3%)
                 6,500   IMS Health, Inc.                                                                            158,535
                                                                                                              --------------
Pharmaceuticals (1.6%)
                 3,600   Impax Laboratories, Inc.*                                                                    57,600
                 3,300   Millipore Corp.*                                                                            143,220
                                                                                                              --------------
                                                                                                                     200,820
                                                                                                              --------------
                                                                                                                     359,355
                                                                                                              --------------
INFORMATION TECHNOLOGY (1.2%)
It Consulting & Services (1.2%)
                23,900   CGI Group, Inc.*                                                                            150,809
                                                                                                              --------------
MANUFACTURING (32.2%)
Automobile Manufacturers (3.0%)
                 2,300   Oshkosh Truck Corp.                                                                         188,577
                 5,900   Thor Industries, Inc.                                                                       176,469
                                                                                                              --------------
                                                                                                                     365,046
                                                                                                              --------------
Building Materials & Components (1.8%)
                 5,800   NCI Building Systems, Inc.*                                                                 223,880
                                                                                                              --------------
Chemical & Allied Products (12.3%)
                10,200   Airgas, Inc.                                                                                243,678
                 5,800   Cytec Industries, Inc.                                                                      314,650
                 7,800   Huntsman Corp.*                                                                             181,896
                 6,700   Lyondell Chemical Co.                                                                       187,064
                19,100   Methanex Corp.                                                                              371,113
                 6,400   OM Group, Inc.*                                                                             194,688
                                                                                                              --------------
                                                                                                                   1,493,089
                                                                                                              --------------
Diversified Manufacturing Industries (4.6%)
                 7,800   Acuity Brands, Inc.                                                                         210,600
                 5,100   Carlisle Cos., Inc.                                                                         355,827
                                                                                                              --------------
                                                                                                                     566,427
                                                                                                              --------------
Electronic Components & Equipment (1.2%)
                 4,000   Amphenol Corp. - Class A                                                                    148,160
                                                                                                              --------------

WT INVESTMENT TRUST I
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                            VALUE
-------------------------                                                                                     --------------
Hand Held Tools (0.8%)
                 2,100   The Stanley Works                                                                            95,067
                                                                                                              --------------
Misc. Industrial Machinery & Equipment (4.3%)
                 4,300   Briggs & Stratton Corp.                                                                     156,563
                 5,800   Kaydon Corp.                                                                                182,120
                 4,200   Moog, Inc. - Class A*                                                                       189,840
                                                                                                              --------------
                                                                                                                     528,523
                                                                                                              --------------
Misc. Manufacturing Industries (1.5%)
                 5,500   Watts Water Technologies, Inc. - Class A                                                    179,355
                                                                                                              --------------
Semiconductors (1.0%)
                 7,300   ATI Technologies, Inc - Sponsored ADR*                                                      125,998
                                                                                                              --------------
Telecommunications Equipment (1.7%)
                30,300   Arris Group, Inc.*                                                                          209,373
                                                                                                              --------------
                                                                                                                   3,934,918
                                                                                                              --------------
OIL & GAS (4.6%)
                 6,900   Pride International, Inc.*                                                                  171,396
                 4,100   Questar Corp.                                                                               242,925
                 2,500   Weatherford International, Ltd.*                                                            144,850
                                                                                                              --------------
                                                                                                                     559,171
                                                                                                              --------------
REAL ESTATE (1.6%)
                 3,000   The Saint Joe Co.                                                                           201,900
                                                                                                              --------------
SERVICES (6.7%)
Business Services (3.4%)
                 4,900   Global Imaging Systems, Inc.*                                                               173,754
                 5,400   Manpower, Inc.                                                                              235,008
                                                                                                              --------------
                                                                                                                     408,762
                                                                                                              --------------
Printing & Publishing (2.4%)
                 2,700   Knight-Ridder, Inc.                                                                         181,575
                 3,600   R.R. Donnelley & Sons Co.                                                                   113,832
                                                                                                              --------------
                                                                                                                     295,407
                                                                                                              --------------
Telecommunications Services (0.9%)
                 4,000   Amdocs, Ltd.*                                                                               113,600
                                                                                                              --------------
                                                                                                                     817,769
                                                                                                              --------------

WT INVESTMENT TRUST I
SMALL/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005

                                                                                                                  MARKET
SHARES                                                                                                             VALUE
-------------------------                                                                                     --------------
TECHNOLOGY (1.3%)
                 7,500   Unova, Inc.*                                                                                154,875
                                                                                                              --------------
TRANSPORTATION (2.1%)
Railroads (2.1%)
                 6,100   CSX Corp.                                                                                   254,065
                                                                                                              --------------
WHOLESALE & RETAIL TRADE (11.7%)
Retail - Automobiles (1.0%)
                 4,600   United Auto Group, Inc.                                                                     128,018
                                                                                                              --------------
Retail Apparel & Accessory Stores (1.1%)
                 5,300   AnnTaylor Stores Corp.*                                                                     135,627
                                                                                                              --------------
Retail Eating & Drinking Places (2.0%)
                10,100   Ruby Tuesday, Inc.                                                                          245,329
                                                                                                              --------------
Retail Furniture Stores (1.7%)
                 7,400   Tuesday Morning Corp.*                                                                      213,638
                                                                                                              --------------
Specialty Retail Stores (5.9%)
                 9,300   Claire's Stores, Inc.                                                                       214,272
                12,100   Dollar Tree Stores, Inc.*                                                                   347,633
                 6,900   Office Depot, Inc.*                                                                         153,042
                                                                                                              --------------
                                                                                                                     714,947
                                                                                                              --------------
                                                                                                                   1,437,559
                                                                                                              --------------
TOTAL COMMON STOCK
   (COST $11,202,856)                                                                                             11,743,120
                                                                                                              --------------
SHORT-TERM INVESTMENTS (4.1%)
SHORT-TERM INVESTMENTS (4.1%)
               250,768   BlackRock Liquidity Funds TempCash Portfolio - Institutional Series                         250,768
               250,767   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series                         250,767
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $501,535)                                                                                                   501,535
                                                                                                              --------------
TOTAL INVESTMENTS (100.0%)
   (COST $11,704,391)+                                                                                        $   12,244,655
                                                                                                              ==============

----------
ADR  American Depository Receipt
*    Non-incoming producing security.
+ The cost for Federal income tax purposes was $11,712,621. At March 31, 2005 net unrealized appreciation was $532,034. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $697,851, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $165,817.

See Note 1 to Schedule of Investments

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
INVESTMENTS / MARCH, 31 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
ALASKA -- 2.3%
         Valdez, AK Marine Terminal Rev. Refunding Bonds (BP
         Pipelines Inc., Proj.) Ser. 2003B, 2.30%, 04/01/05*                 VMIG-1, A-1+    $    9,235,000   $    9,235,000
                                                                                                              --------------
   DELAWARE -- 2.3%
         Delaware Economic Dev. Auth. Var. Rate Demand Rev.
         Bonds (St. Andrew's School Proj.), Ser. 2003, 2.30%,
         04/07/05*                                                           VMIG-1, A-1+         9,400,000        9,400,000
                                                                                                              --------------
   FLORIDA -- 11.8%
         Alachua County, FL Health Fac. Auth. Health Fac. Rev.
         Bonds, Installment 2003A (Shands Teaching Hosp. & Clinic,
         Inc. Revolving Loan Prog.), 2.29%, 03/31/05*                        VMIG-1, N/R          1,600,000        1,600,000
         City of Jacksonville, FL CP Notes Ser. A, 2.05%, 05/10/05             P-1, A-1+         10,075,000       10,075,000
         City of Jacksonville, FL PCR Rev. Ref. Bonds Florida Power
         & Light Co. Proj., 2.00%, 04/06/05                                    P-1, A-1          11,450,000       11,450,000
         Jacksonville, FL Electric Auth. Ref. Rev. Var. Rate Electric
         System Subordinated Rev. Bonds 2000, Ser. A, 2.05%,
         05/11/05                                                            WMIG-1, A-1         11,500,000       11,500,000
         Orange County, FL Health Facilities Authority Ref. Prog.
         Rev. Bonds Series 1985 (Pooled Hospital Loan Program)
         LOC SunTrust, 2.08%, 05/02/05                                       VMIG-1, A-1+         8,000,000        8,000,000
         Orange County, FL Housing Fin. Auth. Multi-Family Housing
         Ref. Rev. Bonds (Post Fountains at Lee Vista Proj.), FNMA
         Gtd., Ser. 1997E, 2.30%, 04/07/05*                                   N/R, A-1+           4,235,000        4,235,000
                                                                                                              --------------
                                                                                                                  46,860,000
                                                                                                              --------------
   GEORGIA -- 10.8%
         Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds
         (Ogelthorpe Power Corp. Vogtle Proj.) Ser. 1998B, 2.08%,
         06/01/05                                                            VMIG-1, A-1+         7,500,000        7,500,000
         Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern
         Regional Medical Center Proj.), LOC SunTrust Bank, Ser.
         1998B, 2.29%, 04/07/05*                                               Aa1, N/R           3,670,000        3,670,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp.,
         Inc. Proj.), LOC SunTrust Bank, Ser. 1997, 2.29%, 04/07/05*          VMIG1, N/R          1,400,000        1,400,000
         Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp.,
         Inc. Proj.), LOC SunTrust Bank, Ser. 2000, 2.29%, 04/07/05*          VMIG-1, N/R         4,300,000        4,300,000
         Columbus, GA Housing Auth. Rev. Bonds (Columbus State
         Univ. Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.1997,
         2.29%, 04/07/05*                                                      Aa2, N/R           1,000,000        1,000,000
         Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb
         Medical Center Proj.), LOC SunTrust Bank, Ser. 1993B,
         2.29%, 04/07/05*                                                    VMIG-1, N/R          1,900,000        1,900,000
         Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds
         (Georgia Power Co. Plant Hammond Proj.), Ser. 1996, 2.29%,
         04/01/05*                                                           VMIG-1, A-1          3,700,000        3,700,000
         Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc.
          Proj.), LOC Sun Trust Bank, Ser. 1999, 2.29%, 04/07/05*              Aa2, N/R           3,400,000        3,400,000
         Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis
         Foundation, Inc. Proj.), LOC SunTrust Bank, Ser. 1996,
         2.29%, 04/07/05*                                                      Aa2, N/R             800,000          800,000
         Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School,
         Inc. Proj.), LOC SunTrust Bank, Ser. 2000, 2.29%, 04/07/05*          VMIG-1, N/R         5,700,000        5,700,000

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
INVESTMENTS / MARCH, 31 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
         Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan
         School, Inc. Proj.), LOC SunTrust Bank, Ser. 1999, 2.29%,
         04/07/05*                                                             Aa2, N/R      $    5,000,000   $    5,000,000
         Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power
         Co. Plant Wansley Proj.), Ser. 1996, 2.34%, 04/01/05*               VMIG-1, A-1          2,000,000        2,000,000
         Macon Bibb County, GA Hosp. Auth. Rev. Ant. Cert. (Central
         GA Sr. Health, Inc. Carlyle Place Proj.), LOC SunTrust Bank,
         Ser. 2000, 2.29%, 04/01/05*                                         VMIG-1, A-1+         2,875,000        2,875,000
                                                                                                              --------------
                                                                                                                  43,245,000
                                                                                                              --------------
   ILLINOIS -- 21.6%
         Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.),
         LOC Banc One N.A./Northern Trust, Ser. 1999, 2.30%,
         04/07/05*                                                            N/R, A-1+          13,400,000       13,400,000
         Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society
         Proj.), LOC American NB & T, Ser. 1997, 2.30%, 04/07/05*             N/R, A-1+           2,120,000        2,120,000
         Illinois Dev. Fin. Auth. Rev. Bonds (St. Augustine College
         Proj.), 2.30%, 04/01/05*                                            VMIG-1, N/R          4,480,000        4,480,000
         Illinois Educ. Fac. Auth. CP Rev. Notes (Pooled Financing
         Prog.), 2.07%, 05/17/05                                              N/R, A-1+           3,800,000        3,800,000
         Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled
         Financing Proj.), LOC American NB & T, Ser. 1998, 2.32%,
         04/07/05*                                                            N/R, A-1+           8,000,000        8,000,000
         Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.),
         LOC Northern Trust Co., Ser. 1992, 2.30%, 04/07/05*                 VMIG-1, A-1+        15,300,000       15,300,000
         Illinois Educ. Fac. Auth. Rev. Bonds Ser. 2001B-3 (The
         Univ. of Chicago), 1.65%, 07/28/05                                  VMIG1, A-1+         20,000,000       20,000,000
         Illinois Health Fac. Auth. Var. Rate Adj. Demand Rev.
         Bonds Ser. 1996 (Evanston Hospital Corp.), 2.00%,
         05/12/05                                                            VMIG-1, A-1+        10,000,000       10,000,000
         Illinois Health Fac. Auth. Var. Rate Adj. Demand Rev.
         Bonds, Ser. 1995 (Evanston Hosp. Corp.), 2.45%, 06/23/05            VMIG-1, A-1+         4,000,000        4,000,000
         Illinois Health Fac. Auth. Variable Rate Adjustable Demand
         Rev. Bonds Ser. 1998 (Evanston Hosp. Corp.), 2.15%,
         06/16/05                                                            VMIG-1, A-1+         5,000,000        5,000,000
                                                                                                              --------------
                                                                                                                  86,100,000
                                                                                                              --------------
   KANSAS -- 1.2%
         Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United,
         Inc. Proj.), LOC Bank One, NA, Ser. 1996, 2.30%, 04/07/05*            P-1, A-1           5,000,000        5,000,000
                                                                                                              --------------
   MARYLAND -- 8.8%
         Maryland Health & Higher Educ. Fac. Rev. Bonds CP Rev.
         Notes (The Johns Hopkins Univ.), Ser. B, 1.95%, 04/08/05             P-1, A-1+          10,000,000       10,000,000
         Maryland Health & Higher Educ. Fac. Rev. Bonds CP Rev.
         Notes (The Johns Hopkins Univ.), Ser. B, 2.00%, 05/16/05             P-1, A-1+           8,142,000        8,142,000
         Montgomery County, MD Consolidated CP Bans Ser. 2002,
         2.02%, 05/09/05                                                      P-1, A-1+           7,000,000        7,000,000
         Montgomery County, MD Consolidated CP Bans, Ser. 2002,
         2.02%, 05/09/05                                                      P-1, A-1+          10,000,000       10,000,000
                                                                                                              --------------
                                                                                                                  35,142,000
                                                                                                              --------------

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
INVESTMENTS / MARCH, 31 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
MASSACHUSETTS -- 5.7%
      Commonwealth of Massachusetts Tax Exempt CP Notes,
      Ser. E, 2.30%, 04/14/05                                                 P-1, A-1+      $    7,800,000   $    7,800,000
      Massachusetts State Health & Educ. Fac. Auth. Rev. Notes,
      Harvard Univ. Issue, Ser. E, 2.03%, 05/18/05                            P-1, A1-+          15,000,000       15,000,000
                                                                                                              --------------
                                                                                                                  22,800,000
                                                                                                              --------------
MISSOURI -- 1.1%
      Missouri Health & Educ. Fac. Auth. (Washington Univ.
      Proj.), Ser. 1996A, 2.30%, 04/01/05*                                   VMIG-1, A-1+           940,000          940,000
      Missouri Health & Educ. Fac. Auth. Rev. B (Washington
      Univ. Proj.), Ser. 1996-B, 2.30%, 04/01/05*                            VMIG-1, A-1+         3,500,000        3,500,000
                                                                                                              --------------
                                                                                                                   4,440,000
                                                                                                              --------------
NEBRASKA -- 4.5%
      Omaha Public Power Dist. Nebraska CP Notes, 1.95%,
      04/07/05                                                                P-1, A-1+           9,000,000        9,000,000
      Omaha Public Power Dist. Nebraska CP Notes, 1.99%,
      05/06/05                                                                P-1, A-1+           9,000,000        9,000,000
                                                                                                              --------------
                                                                                                                  18,000,000
                                                                                                              --------------
NORTH CAROLINA -- 1.2%
      Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. Rev.
      Bonds (Texas Gulf Proj.), LOC BNP Paribas, Ser. 1985,
      2.40%, 04/07/05                                                          Aa2, N/R           5,000,000        5,000,000
                                                                                                              --------------
OKLAHOMA -- 0.1%
      Tulsa County Ind. Auth., OK Var. Rate Demand Mtge. Rev.
      Bonds, (Montereau in Warren Woods Proj.), LOC BNP
      Paribas, Ser. 2002A, 2.30%, 04/01/05*                                   N/R, A-1+             545,000          545,000
                                                                                                              --------------
PENNSYLVANIA -- 1.0%
      Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds
      (Atlantic Richfield Co. Proj.), Ser. 1995, 2.27%, 04/07/05             VMIG-1, A-1+         4,200,000        4,200,000
                                                                                                              --------------
TENNESSEE -- 6.2%
      City of Memphis, TN, 1.92%, 04/01/05                                    P-1, A-1+          12,700,000       12,700,000
      Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
      Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1984,
      2.30%, 04/07/05                                                         N/R, A-1+           2,150,000        2,150,000
      Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
      Municipal Bond Fund Proj.), LOC Bank of America, Ser. 1995,
      2.30%, 04/07/05                                                         N/R, A-1+           1,000,000        1,000,000
      Metropolitan Government of Nashville & Davidson County,
      TN Health And Educ. Fac. Brd. Rev. Bonds (Vanderbilt Univ.),
      2002 Ser. B, 2.32%, 04/01/05*                                           P-1, A-1+           8,000,000        8,000,000

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
INVESTMENTS / MARCH, 31 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
         Montgomery County, TN Public Bldg. Auth. Rev. Bonds
         (Tennessee County Loan Pool), LOC Bank of America, Ser
         2002, 2.30%, 04/01/05*                                              VMIG-1, N/R     $      885,000   $      885,000
                                                                                                              --------------
                                                                                                                  24,735,000
                                                                                                              --------------
   TEXAS -- 13.1%
         City of Austin, TX (Travis & Williamson Counties)
         Combined Utility Systems Tax-Exempt CP Notes, Ser. A,
         2.24%, 04/26/05                                                      P-1, A-1+           4,755,000        4,755,000
         City of San Antonio Electric And Gas System TECP, 2.07%,
         05/20/05                                                             P-1, A-1+           7,500,000        7,500,000
         City of San Antonio, TX Water System CP Notes, 1.95%,
         04/01/05                                                             P-1, A-1+           5,500,000        5,500,000
         City of San Antonio, TX Water System CP Notes, 2.07%,
         05/19/05                                                             P-1, A-1+           6,000,000        6,000,000
         Harris County, TX Health Fac. Auth. Dev. Corp. Var. Rate
         Rev. Bonds (The Methodist Hosp.), Ser. 2005B, 2.07%,
         05/09/05                                                             N/R, A-1+           6,000,000        6,000,000
         Harris County, TX Health Fac. Dev. Corp. (St. Luke's
         Episcopal Hosp. Proj.), Ser. 2001B, 2.30%, 04/01/05                   N/R, N/R          14,300,000       14,300,000
         Port Arthur Navigation Dist. of Jefferson County, TX Poll.
         Contrl. Rev. Ref. Bonds (Texaco Inc. Proj.), Ser. 1994, 2.30%,
         04/01/05*                                                            P-1, A-1+           4,800,000        4,800,000
         Southwest Higher Educ. Auth., TX Higher Educ. Rev.
         Bonds (Southern Methodist Univ. Proj.), LOC Landesbank
         Hessen-Thurigen, Ser. 1985, 2.29%, 04/01/05*                        VMIG-1, N/R          3,220,000        3,220,000
                                                                                                              --------------
                                                                                                                  52,075,000
                                                                                                              --------------
   UTAH -- 0.1%
         Salt Lake County, UT Poll. Cntrl. Rev. SVC Station Holdings
         Proj. (BP PLC), 2.30%, 04/01/05*                                     P-1, A-1+             500,000          500,000
                                                                                                              --------------
   WASHINGTON -- 3.9%
         King County, WA Sewer Rev. Bond Ant. CP Notes, 2.00%,
         05/16/05                                                              P-1, A-1           5,200,000        5,200,000
         King County, WA TECP Sewer Rev. Bonds Sewer Rev.
         Bond Ant. CP Notes, 2.07%, 05/17/05                                   P-1, A-1           6,500,000        6,500,000
         Washington Health Care Fac. Auth. Lease Rev. Bonds
         (National Healthcare Research & Educ. Proj.), LOC BNP
         Paribas, 2.30%, 04/07/05*                                           VMIG-1, N/R          4,000,000        4,000,000
                                                                                                              --------------
                                                                                                                  15,700,000
                                                                                                              --------------
   WISCONSIN -- 1.7%
         State of Wisconsin Gen. Oblig. CP Notes, Ser. B, 2.10%,
         05/06/05                                                             P-1, A-1+           6,699,000        6,699,000
                                                                                                              --------------
   WYOMING -- 2.6%
         Sweetwater County, WY Poll. Cntrl. Rev. Bonds Pacificorp
         Proj. Ser. 1988A, 2.00%, 04/11/05 LOC Barclays                       P-1, A-1+          10,475,000       10,475,000
                                                                                                              --------------
TOTAL MUNICIPAL BONDS (Cost $400,151,000)                                                                     $  400,151,000
                                                                                                              --------------
TOTAL INVESTMENTS (Cost $400,151,000)+ -- 100%                                                                $  400,151,000
                                                                                                              ==============

WT INVESTMENT TRUST I -- MONEY MARKET SERIES / Tax Exempt Series
INVESTMENTS / MARCH, 31 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

----------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

LOC-Letter of Credit.
TECP-Tax Exempt Commercial Paper and multi-modal bonds in commercial paper mode. FNMA-Federal National Mortgage Association.

See Note 3 to Schedule of Investments

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Broad Market Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED)
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
CORPORATE BONDS -- 57.9%
   FINANCIAL -- 22.7%
         Abbey National PLC, 6.69%, 10/17/05                                    A1, A        $      500,000   $      508,263
         AIG Sunamerica Global Finance 144A, 5.85%, 08/01/08                   Aaa, AAA             900,000          938,041
         Bank of America Corp., 7.80%, 02/15/10                                Aa3, A+              350,000          396,191
         Citigroup, Inc., 5.63%, 08/27/12                                      Aa2, A+              800,000          828,820
         First Union Corp., 6.82%, 08/01/06                                     A1, A-              591,000          728,048
         General Electric Capital Corp., 6.50%, 12/10/07                       Aaa, AAA             875,000          921,496
         General Electric Global Insurance, 7.75%, 06/15/30                     A1, A-              760,000          890,619
         General Motors Acceptance Corp., 3.70%, 05/18/05*                    Baa1, BBB-          1,200,000        1,174,091
         General Motors Acceptance Corp., 7.75%, 01/19/10                     Baa1, BBB-            730,000          701,162
         Goldman Sachs Group, 6.65%, 05/15/09                                  Aa3, A+            2,125,000        2,280,409
         JP Morgan Chase & Co., 6.50%, 08/01/05                                 A1, A               850,000          858,558
         Lehman Brothers Holdings, 4.25%, 01/27/10                              A1, A               595,000          579,277
         Marsh & Mclennan Cos, Inc. 5.38% 03/15/07                            Baa2, BBB             375,000          380,900
         Morgan Stanley, 4.75%, 04/01/14                                        A1, A               300,000          285,636
         Prudential Insurance Co., 6.38%, 07/23/06                             A1, AA-              900,000          929,352
         Salomon Smith Barney Holdings, 6.50%, 02/15/08                        Aa1, AA-             900,000          952,655
         Swiss Bank Corp., 7.38%, 06/15/17                                     Aa3, AA            1,200,000        1,408,792
                                                                                                              --------------
                                                                                                                  14,762,310
                                                                                                              --------------
   INDUSTRIAL -- 19.3%
         Conagra Foods, Inc., 6.00%, 09/15/06                                 Baa1, BBB+            100,000          102,468
         CSX Corp., 7.90%, 05/01/17                                           Baa2, BBB           1,540,000        1,862,835
         Dow Chemical, 5.75%, 11/15/09                                          A3, A-              800,000          834,416
         Ford Motor Co., 7.45%, 07/16/31 (a)                                  Baa1, BBB-            450,000          407,063
         General Electric Co., 5.00%, 02/01/13                                 Aaa, AAA             700,000          698,983
         Hertz Corp., 4.70%, 10/02/06                                         Baa2, BBB-            600,000          591,768
         Ingersoll-Rand, 6.02%, 12/15/05                                       A3, BBB+             900,000          998,260
         Liberty Media Corp., 4.51%, 09/17/06*                                Baa3, BB+             580,000          587,702
         Liberty Media Corp., 3.50%, 09/25/06                                 Baa3, BB+             860,000          847,595
         Merck & Co., Inc., 5.25%, 07/01/06                                    Aa3, AA-           1,350,000        1,367,917
         Raytheon Co., 6.75%, 08/15/07                                        Baa3, BBB-            526,000          553,430
         Schering-Plough Corp., 6.75%, 12/01/33                                Baa1, A-           1,100,000        1,230,722
         Time Warner Entertainment, 8.38%, 03/15/23                           Baa1, BBB+            900,000        1,102,748
         Tyco International Group, 6.88%, 01/15/29                            Baa3, BBB             300,000          336,271
         Tyson Foods, Inc., 7.25%, 10/01/06                                   Baa3, BBB           1,000,000        1,043,404
                                                                                                              --------------
                                                                                                                  12,565,582
                                                                                                              --------------
   TELECOMMUNICATIONS -- 7.7%
         AT&T Broadband Corp., 8.38%, 03/15/13                                Baa3, BBB             896,000        1,064,657
         GTE Southwest, Inc. Ser. 1993B, 6.54%, 12/01/05                        A2, NR              450,000          457,918
         Sprint Capital Corp., 6.13%, 11/15/08                                Baa3, BBB-          1,000,000        1,045,211
         Verizon Global Funding Corp., 7.25%, 12/01/10                          A2, A+            1,310,000        1,453,800
         Wisconsin Bell, 6.35%, 12/01/06                                        A2, A             1,000,000        1,025,715
                                                                                                              --------------
                                                                                                                   5,047,301
                                                                                                              --------------
   UTILITIES -- 8.2%
         Firstenergy Corp., 5.50%, 11/15/06                                   Baa3, BB+           1,400,000        1,423,782
         Marathon Oil Corp., 6.80%, 03/15/32                                  Baa1, BBB+          1,700,000        1,892,739
         Oklahoma Gas & Electric, 6.65%, 07/15/07                              A2, BBB+             565,000          639,917

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Broad Market Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
Pacific Gas & Electric, 4.20%, 03/01/11                                       Baa2, BBB             450,000          433,573
         Valero Energy, 6.13%, 04/15/07                                       Baa3, BBB             950,000          981,924
                                                                                                              --------------
                                                                                                                   5,371,935
                                                                                                              --------------
     TOTAL CORPORATE BONDS
       (Cost $36,388,704)                                                                                         37,747,128
                                                                                                              --------------
ASSET-BACKED SECURITIES -- 2.2%
         GMAC Mortgage Corporation Loan, Ser. 2003-GH2, Cl. A2,
         3.69%, 07/25/20                                                       Aaa, AAA             451,380          449,984
         Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%,
         05/15/26                                                              Aaa, AAA              11,979           12,022
         Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4,
         6.53%, 12/15/19                                                       Aaa, AAA             295,195          299,624
         Vanderbilt Mortgage Finance, Ser. 2001-C, 4.24%,
         08/07/14                                                              Aaa, AAA             182,849          182,893
         Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%,
         10/07/18                                                              Aaa, AAA             500,000          494,396
                                                                                                              --------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $1,442,304)                                                                                           1,438,919
                                                                                                              --------------
MORTGAGE-BACKED SECURITIES -- 4.8%
         Federal Home Loan Mortgage Corporation Notes, 1589 N,
         6.25%, 04/15/23                                                                            154,386          155,521
         Federal Home Loan Mortgage Corporation Notes, 7 Yr.
         Balloon, 4.50%, 04/12/07                                                                   751,631          749,282
         Federal Home Loan Mortgage Corporation Notes, FHR
         2359 VD, 6.00%, 02/04/14                                                                 1,001,152        1,020,947
         Federal Home Loan Mortgage Corporation Notes, Gold 15
         Yr., 6.00%, 01/01/13                                                                        71,382           73,769
         Federal National Mortgage Association Notes, 15 Yr Pool
         254833, 4.50%, 04/06/08                                                                    239,335          234,474
         Federal National Mortgage Association Notes, 15 Yr Pool
         629603, 5.50%, 11/13/06                                                                    248,591          253,641
         Government National Mortgage Association, 30 Yr. Pool
         529670, 7.50%, 02/16/06                                                                      9,747           10,522
         Government National Mortgage Association, Ser. 2001-53,
         PT, 5.50%, 04/17/06                                                                        630,000          635,399
                                                                                                              --------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $3,100,059)                                                                                           3,133,555
                                                                                                              --------------
U.S. AGENCY OBLIGATIONS -- 12.0%
   FEDERAL HOME LOAN BANKS NOTES -- 1.1%
         Federal Home Loan Banks Notes, 5.75%, 05/15/12                                             700,000          747,940
                                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.6% Federal Home Loan
         Mortgage Corporation Notes, 7.00%,
         07/15/05                                                                                   550,000          556,134
         Federal Home Loan Mortgage Corporation Notes, 5.13%,
         10/15/08                                                                                 1,350,000        1,386,278
         Federal Home Loan Mortgage Corporation Notes, 4.25%,
         07/15/09                                                                                   500,000          497,138

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Broad Market Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
Federal Home Loan Mortgage Corporation Notes, 6.88%,
         09/15/10                                                                                   500,000          555,303
                                                                                                              --------------
                                                                                                                   2,994,853
                                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.3%
         Federal National Mortgage Association Notes, 5.75%,
         06/15/05                                                                                 1,150,000        1,156,246
         Federal National Mortgage Association Notes, 6.63%,
         09/15/09                                                                                 1,000,000        1,086,433
         Federal National Mortgage Association Notes, 5.38%,
         11/15/11                                                                                   550,000          570,885
         Federal National Mortgage Association Notes, 6.25%,
         05/15/29                                                                                 1,085,000        1,243,769
                                                                                                              --------------
                                                                                                                   4,057,333
                                                                                                              --------------
     TOTAL U.S. AGENCY OBLIGATIONS
       (Cost $7,635,647)                                                                                           7,800,126
                                                                                                              --------------
U.S. TREASURY OBLIGATIONS -- 17.9%
   U.S. TREASURY BONDS -- 7.3%
         U.S. Treasury Bonds, 8.88%, 02/15/19                                                     1,130,000        1,599,303
         U.S. Treasury Bonds, 7.13%, 02/15/23                                                       770,000          975,374
         U.S. Treasury Bonds, 6.00%, 02/15/26                                                       250,000          285,986
         U.S. Treasury Bonds, 6.38%, 08/15/27                                                       450,000          540,650
         U.S. Treasury Bonds, 5.25%, 02/15/29 (a)                                                   325,000          342,228
         U.S. Treasury Bonds, 6.25%, 01/11/30 (a)                                                   250,000          300,371
         U.S. Treasury Bonds, 5.38%, 02/15/31 (a)                                                   630,000          686,626
                                                                                                              --------------
                                                                                                                   4,730,538
                                                                                                              --------------
   U.S. TREASURY NOTES -- 10.6%
         U.S. Treasury Notes, 7.00%, 07/15/06 (a)                                                   680,000          708,741
         U.S. Treasury Notes, 2.38%, 08/15/06                                                       750,000          737,432
         U.S. Treasury Notes, 3.50%, 11/15/06 (a)                                                   230,000          229,281
         U.S. Treasury Notes, 3.13%, 05/15/07                                                       725,000          714,776
         U.S. Treasury Notes, 4.00%, 06/15/09 (a)                                                 1,400,000        1,394,147
         U.S. Treasury Notes, 3.50%, 11/15/09 (a)                                                 1,000,000          972,891
         U.S. Treasury Notes, 4.88%, 02/15/12 (a)                                                   380,000          392,394
         U.S. Treasury Notes, 4.00%, 11/15/12 (a)                                                   500,000          488,125
         U.S. Treasury Notes, 4.25%, 08/15/13 (a)                                                   500,000          493,067
         U.S. Treasury Notes, 4.25%, 11/15/13 (a)                                                   300,000          295,371
         U.S. Treasury Notes, 4.25%, 11/15/14 (a)                                                   500,000          489,668
                                                                                                              --------------
                                                                                                                   6,915,893
                                                                                                              --------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $10,990,688)                                                                                         11,646,431
                                                                                                              --------------
COMMERCIAL PAPER -- 5.2%
         Citicorp, 2.78%, 04/01/05                                             A-1, P-1           3,000,000        3,000,000

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / Broad Market Bond Series INVESTMENTS / MARCH 31, 2005 (UNAUDITED) -- continued
(Showing Percentage of Total Investments)

                                                                             Moody's/S&P       Principal
                                                                              Ratings(1)         Amount           Value
                                                                            --------------   --------------   --------------
         Prudential Funding, 2.75%, 04/01/05                                   A-1, P-1             369,815          369,815
                                                                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $3,369,815)                                                                                           3,369,815
                                                                                                              --------------
TOTAL INVESTMENTS -- 100.0%
     (Cost $62,927,217)+ (2)                                                                                  $   65,135,974
                                                                                                              ==============
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
  SECURITIES
   COMMERCIAL PAPER
         Barton, 2.830%, 04/01/05                                                                   601,297          601,297
                                                                                                              --------------
   INSTITUTIONAL MONEY MARKET TRUST
         BlackRock Institutional Money Market Trust, 2.804%, 04/01/05                               740,508          740,508
                                                                                                              --------------
   MASTER NOTE
         Bank of America, 2.580%, 04/01/05                                                          475,729          475,729
         Merrill Lynch, 2.975%, 04/01/05                                                          3,595,068        3,595,068
                                                                                                              --------------
                                                                                                                   4,070,797
                                                                                                              --------------
   TIME DEPOSIT
         Societe Generale, 2.875%, 04/01/05                                                       1,793,684        1,793,684
                                                                                                              --------------
     TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
       (Cost $7,206,286) (3)                                                                                  $    7,206,286
                                                                                                              --------------

----------
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.
(a)  Security partially or fully on loan.
(1) Although certain securities are not rated (N/R) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
(2) At March 31, 2005, the market value of securities on loan for the Broad Market Bond Series was $7,098,721.96.
(3) The investments held as collateral on loaned securities represented 11.0% of the net assets of the Broad Market Bond Series.

See Note 2 to Schedule of Investments

NOTE 1 TO SCHEDULE OF INVESTMENTS

Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are value at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

Security Lending Agreement. Each of the Series may lend its securities pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cahs collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE 2 TO SCHEDULE OF INVESTMENTS

Security Valuation. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Series. To determine the value of those securities, the Series may use a pricing services that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

Security Lending Agreement. Each of the Series may lend its securities pursuant to a security lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cahs collateral received, pursuant to investment guidelines established by the Series and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Series and, as such, the Series are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Series. The Series record securities lending income net of such allocations.

In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Series, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

NOTE 3 TO SCHEDULE OF INVESTMENTS

Security Valuation. Each Series values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WT Mutual Fund

By (Signature and Title)*   /s/ Robert J. Christian
                            ----------------------------------------------------
                            Robert J. Christian, President &
                            Chief Executive Officer
                            (principal executive officer)

Date    May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert J. Christian
                            ----------------------------------------------------
                            Robert J. Christian, President &
                            Chief Executive Officer
                            (principal executive officer)

Date    May 26, 2005

By (Signature and Title)*   /s/ John R. Giles
                            ----------------------------------------------------
                            John R. Giles, Vice President &
                            Chief Financial Officer
                            (principal financial officer)

Date    May 26, 2005

* Print the name and title of each signing officer under his or her signature.